Schedule of Portfolio Investments
March 31, 2024
Victory Portfolios II
Victory US 500 Enhanced Volatility Wtd Index Fund

(Unaudited)
Security Description Shares Value
Common Stocks (99.0%)
Communication Services (3.4%):
Alphabet, Inc. , Class A (a) ................................................. 402 $ 60,674
AT&T, Inc. ........................................................... 3,454 60,790
Charter Communications, Inc. , Class A (a) ..................................... 141 40,979
Comcast Corp. , Class A .................................................. 1,597 69,230
Electronic Arts, Inc. ..................................................... 571 75,754
Endeavor Group Holdings, Inc. , Class A ....................................... 1,430 36,794
Fox Corp. , Class A ...................................................... 2,152 67,293
Liberty Media Corp.-Liberty Formula One (a) ................................... 750 49,200
Live Nation Entertainment, Inc. (a) ........................................... 595 62,933
Meta Platforms, Inc. , Class A .............................................. 84 40,789
Netflix, Inc. (a) ......................................................... 69 41,906
News Corp. , Class A ..................................................... 2,488 65,136
Omnicom Group, Inc. .................................................... 747 72,280
The Interpublic Group of Cos., Inc. .......................................... 1,698 55,406
The Trade Desk, Inc. , Class A (a) ............................................ 360 31,471
The Walt Disney Co. .................................................... 503 61,547
T-Mobile US, Inc. ...................................................... 645 105,277
Verizon Communications, Inc. .............................................. 1,472 61,765
Warner Music Group Corp. , Class A ......................................... 1,646 54,351
1,113,575
Consumer Discretionary (9.6%):
Airbnb, Inc. , Class A (a) .................................................. 273 45,034
Amazon.com, Inc. (a) .................................................... 289 52,130
Aptiv PLC (a) .......................................................... 578 46,038
AutoZone, Inc. (a) ....................................................... 23 72,488
Best Buy Co., Inc. ...................................................... 714 58,569
Booking Holdings, Inc. ................................................... 16 58,046
Burlington Stores, Inc. (a) ................................................. 172 39,937
CarMax Auto Owner Trust (a) .............................................. 490 42,684
Carvana Co. (a) ......................................................... 173 15,208
Chipotle Mexican Grill, Inc. (a) ............................................. 24 69,762
Coupang, Inc. (a) ....................................................... 2,203 39,191
D.R. Horton, Inc. ....................................................... 334 54,960
Darden Restaurants, Inc. .................................................. 512 85,581
Deckers Outdoor Corp. (a) ................................................. 46 43,298
Dick's Sporting Goods, Inc. ................................................ 212 47,670
Domino's Pizza, Inc. ..................................................... 124 61,613
eBay, Inc. ............................................................ 1,138 60,064
Expedia Group, Inc. (a) ................................................... 237 32,647
Five Below, Inc. (a) ...................................................... 255 46,252
Floor & Decor Holdings, Inc. , Class A (a) ...................................... 343 44,460
Ford Motor Co. ........................................................ 3,735 49,601
Garmin Ltd. ........................................................... 501 74,584
General Motors Co. ..................................................... 1,221 55,372
Genuine Parts Co. ...................................................... 421 65,225
Hilton Worldwide Holdings, Inc. ............................................ 386 82,338
Hyatt Hotels Corp. , Class A ................................................ 325 51,876
Las Vegas Sands Corp. ................................................... 1,000 51,700
Lennar Corp. , Class A .................................................... 330 56,753
LKQ Corp. ........................................................... 1,433 76,536
Lowe's Cos., Inc. ....................................................... 293 74,636
Marriott International, Inc. , Class A .......................................... 279 70,394
McDonald's Corp. ...................................................... 362 102,066
MGM Resorts International (a) .............................................. 1,077 50,845
NIKE, Inc. , Class B ..................................................... 529 49,715
NVR, Inc. (a) .......................................................... 8 64,800
O'Reilly Automotive, Inc. (a) ............................................... 70 79,022
Pool Corp. ............................................................ 130 52,455
PulteGroup, Inc. ........................................................ 453 54,641
Ralph Lauren Corp. ..................................................... 267 50,132
Ross Stores, Inc. ....................................................... 517 75,875

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Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Royal Caribbean Cruises Ltd. (a) ............................................ 374 $ 51,990
Service Corp. International ................................................ 784 58,181
Starbucks Corp. ........................................................ 767 70,096
Tapestry, Inc. .......................................................... 945 44,869
Tesla, Inc. (a) .......................................................... 158 27,775
The Home Depot, Inc. ................................................... 221 84,776
The TJX Cos., Inc. ...................................................... 1,000 101,420
Toll Brothers, Inc. ...................................................... 397 51,360
TopBuild Corp. (a) ...................................................... 102 44,954
Tractor Supply Co. ...................................................... 262 68,571
Ulta Beauty, Inc. (a) ..................................................... 110 57,517
Williams-Sonoma, Inc. ................................................... 176 55,885
Wynn Resorts Ltd. ...................................................... 499 51,013
Yum! Brands, Inc. ...................................................... 707 98,025
3,170,630
Consumer Staples (9.0%):
Altria Group, Inc. ....................................................... 2,005 87,458
Archer-Daniels-Midland Co. ............................................... 794 49,871
Brown-Forman Corp. , Class B ............................................. 979 50,536
Campbell Soup Co. ..................................................... 1,664 73,965
Casey's General Stores, Inc. ............................................... 226 71,970
Celsius Holdings, Inc. (a) .................................................. 322 26,700
Church & Dwight Co., Inc. ................................................ 837 87,307
Colgate-Palmolive Co. ................................................... 1,193 107,430
Conagra Brands, Inc. .................................................... 2,626 77,835
Constellation Brands, Inc. , Class A .......................................... 345 93,757
Costco Wholesale Corp. .................................................. 127 93,044
Coty, Inc. , Class A (a) .................................................... 3,506 41,932
Dollar General Corp. .................................................... 307 47,910
Dollar Tree, Inc. (a) ...................................................... 365 48,600
elf Beauty, Inc. (a) ....................................................... 142 27,836
General Mills, Inc. ...................................................... 1,281 89,632
Hormel Foods Corp. ..................................................... 1,491 52,021
Kellanova ............................................................ 1,425 81,638
Keurig Dr Pepper, Inc. ................................................... 2,662 81,644
Kimberly-Clark Corp. .................................................... 814 105,291
Lamb Weston Holdings, Inc. ............................................... 567 60,402
McCormick & Co., Inc. .................................................. 930 71,433
Molson Coors Beverage Co. , Class B ......................................... 1,238 83,255
Mondelez International, Inc. , Class A ......................................... 1,193 83,510
Monster Beverage Corp. (a) ................................................ 1,146 67,935
PepsiCo, Inc. .......................................................... 569 99,581
Performance Food Group Co. (a) ............................................ 855 63,817
Philip Morris International, Inc. ............................................. 1,074 98,400
Sysco Corp. ........................................................... 1,061 86,132
Target Corp. .......................................................... 319 56,530
The Clorox Co. ........................................................ 407 62,316
The Coca-Cola Co. ...................................................... 1,867 114,223
The Estee Lauder Cos., Inc. ............................................... 233 35,917
The Hershey Co. ....................................................... 422 82,079
The Kraft Heinz Co. ..................................................... 2,313 85,350
The Kroger Co. ........................................................ 1,689 96,493
The Procter & Gamble Co. ................................................ 653 105,949
U.S. Foods Holding Corp. (a) ............................................... 1,487 80,253
Walgreens Boots Alliance, Inc. ............................................. 1,850 40,126
Walmart, Inc. .......................................................... 1,571 94,527
2,964,605
Energy (5.3%):
Baker Hughes Co. ...................................................... 2,264 75,844
Cheniere Energy, Inc. .................................................... 456 73,544
Chesapeake Energy Corp. (b) ............................................... 702 62,359
Chevron Corp. ......................................................... 472 74,453

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Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
ConocoPhillips ........................................................ 581 $ 73,950
Coterra Energy, Inc. ..................................................... 2,448 68,250
Devon Energy Corp. ..................................................... 1,232 61,822
Diamondback Energy, Inc. ................................................ 339 67,180
EOG Resources, Inc. .................................................... 521 66,605
EQT Corp. ............................................................ 1,275 47,264
Exxon Mobil Corp. ..................................................... 659 76,602
Halliburton Co. ........................................................ 1,538 60,628
HF Sinclair Corp. ....................................................... 936 56,506
Kinder Morgan, Inc. ..................................................... 5,197 95,313
Marathon Oil Corp. ..................................................... 2,141 60,676
Marathon Petroleum Corp. ................................................ 353 71,129
Occidental Petroleum Corp. ............................................... 1,032 67,070
ONEOK, Inc. .......................................................... 998 80,010
Ovintiv, Inc. .......................................................... 973 50,499
Permian Resources Corp. ................................................. 2,930 51,744
Phillips 66 ............................................................ 460 75,136
Schlumberger NV ...................................................... 1,102 60,400
Targa Resources Corp. ................................................... 680 76,153
Texas Pacific Land Corp. ................................................. 83 48,016
The Williams Cos., Inc. .................................................. 2,439 95,048
Valero Energy Corp. ..................................................... 396 67,593
1,763,794
Financials (17.6%):
Aflac, Inc. ............................................................ 934 80,193
Ally Financial, Inc. ...................................................... 1,110 45,055
American Express Co. ................................................... 328 74,682
American Financial Group, Inc. ............................................. 574 78,340
American International Group, Inc. .......................................... 1,203 94,039
Ameriprise Financial, Inc. ................................................. 206 90,319
Aon PLC , Class A ...................................................... 238 79,425
Apollo Global Management, Inc. ............................................ 532 59,823
Arch Capital Group Ltd. (a) ................................................ 749 69,238
Ares Management Corp. , Class A ........................................... 445 59,176
Arthur J. Gallagher & Co. ................................................. 344 86,014
Bank of America Corp. ................................................... 1,810 68,635
Berkshire Hathaway, Inc. , Class B (a) ......................................... 289 121,530
BlackRock, Inc. ........................................................ 94 78,368
Blackstone, Inc. ........................................................ 385 50,577
Block, Inc. (a) .......................................................... 365 30,872
Brown & Brown, Inc. .................................................... 937 82,025
Capital One Financial Corp. ............................................... 424 63,129
Cboe Global Markets, Inc. ................................................ 446 81,944
Chubb Ltd. ........................................................... 342 88,622
Cincinnati Financial Corp. ................................................ 667 82,821
Citigroup, Inc. ......................................................... 1,258 79,556
Citizens Financial Group, Inc. .............................................. 1,318 47,830
CME Group, Inc. ....................................................... 404 86,977
Coinbase Global, Inc. , Class A (a) ........................................... 99 26,247
Corebridge Financial, Inc. (b) ............................................... 2,469 70,934
Equitable Holdings, Inc. .................................................. 1,744 66,289
Erie Indemnity Co. , Class A ............................................... 117 46,984
Everest Group Ltd. ...................................................... 169 67,178
FactSet Research Systems, Inc. ............................................. 179 81,336
Fidelity National Financial, Inc. ............................................ 1,352 71,791
Fifth Third Bancorp ..................................................... 1,382 51,424
First Citizens BancShares, Inc. , Class A ....................................... 34 55,590
Fiserv, Inc. (a) .......................................................... 637 101,805
Franklin Resources, Inc. .................................................. 1,933 54,337
Global Payments, Inc. .................................................... 439 58,677
Globe Life, Inc. ........................................................ 818 95,191
Huntington Bancshares, Inc. ............................................... 4,053 56,539
Interactive Brokers Group, Inc. ............................................. 573 64,010

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Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Intercontinental Exchange, Inc. ............................................. 659 $ 90,566
Jack Henry & Associates, Inc. .............................................. 437 75,920
JPMorgan Chase & Co. .................................................. 547 109,564
KeyCorp ............................................................. 2,563 40,521
Kinsale Capital Group, Inc. ................................................ 76 39,880
KKR & Co., Inc. ....................................................... 541 54,414
Loews Corp. .......................................................... 1,497 117,200
LPL Financial Holdings, Inc. ............................................... 218 57,596
M&T Bank Corp. ....................................................... 357 51,922
Markel Group, Inc. (a) .................................................... 44 66,945
Marsh & McLennan Cos., Inc. ............................................. 499 102,784
Mastercard, Inc. , Class A ................................................. 203 97,759
MetLife, Inc. .......................................................... 1,061 78,631
Moody's Corp. ......................................................... 192 75,462
Morgan Stanley ........................................................ 726 68,360
Morningstar, Inc. ....................................................... 181 55,815
MSCI, Inc. ........................................................... 107 59,968
Nasdaq, Inc. .......................................................... 1,396 88,088
Northern Trust Corp. .................................................... 617 54,864
PayPal Holdings, Inc. (a) .................................................. 651 43,611
Principal Financial Group, Inc. ............................................. 918 79,233
Prudential Financial, Inc. ................................................. 707 83,002
Raymond James Financial, Inc. ............................................. 567 72,814
Regions Financial Corp. .................................................. 2,471 51,990
Reinsurance Group of America, Inc. ......................................... 455 87,760
RenaissanceRe Holdings Ltd. .............................................. 240 56,407
Ryan Specialty Holdings, Inc. .............................................. 1,352 75,036
S&P Global, Inc. ....................................................... 168 71,476
State Street Corp. ....................................................... 816 63,093
Synchrony Financial ..................................................... 1,352 58,298
T. Rowe Price Group, Inc. ................................................. 507 61,813
The Bank of New York Mellon Corp. ......................................... 1,358 78,248
The Charles Schwab Corp. ................................................ 721 52,157
The Goldman Sachs Group, Inc. ............................................ 180 75,184
The Hartford Financial Services Group, Inc. .................................... 959 98,825
The PNC Financial Services Group, Inc. ...................................... 390 63,024
The Progressive Corp. ................................................... 281 58,116
The Travelers Cos., Inc. .................................................. 390 89,755
Tradeweb Markets, Inc. , Class A ............................................ 614 63,960
U.S. Bancorp .......................................................... 1,103 49,304
Visa, Inc. , Class A ...................................................... 384 107,167
W.R. Berkley Corp. ..................................................... 895 79,154
Wells Fargo & Co. ...................................................... 1,148 66,538
5,819,746
Health Care (12.0%):
Abbott Laboratories ..................................................... 703 79,903
AbbVie, Inc. .......................................................... 507 92,325
Agilent Technologies, Inc. ................................................. 419 60,969
Align Technology, Inc. (a) ................................................. 100 32,792
Amgen, Inc. ........................................................... 245 69,658
Avantor, Inc. (a) ........................................................ 1,976 50,526
Becton Dickinson & Co. .................................................. 315 77,947
Biogen, Inc. (a) ......................................................... 303 65,336
BioMarin Pharmaceutical, Inc. (a) ........................................... 627 54,762
Bio-Techne Corp. ....................................................... 643 45,261
Boston Scientific Corp. (a) ................................................. 1,137 77,873
Bristol-Myers Squibb Co. ................................................. 1,486 80,586
Bruker Corp. .......................................................... 538 50,540
Cardinal Health, Inc. .................................................... 658 73,630
Cencora, Inc. .......................................................... 411 99,869
Centene Corp. (a) ....................................................... 779 61,136
Charles River Laboratories International, Inc. (a) ................................. 182 49,313
CVS Health Corp. ...................................................... 787 62,771

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Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Danaher Corp. ......................................................... 261 $ 65,177
DaVita, Inc. (a) ......................................................... 323 44,590
Dexcom, Inc. (a) ........................................................ 330 45,771
Edwards Lifesciences Corp. (a) ............................................. 604 57,718
Elevance Health, Inc. .................................................... 143 74,151
Eli Lilly & Co. ......................................................... 65 50,567
GE HealthCare Technologies, Inc. ........................................... 597 54,273
Gilead Sciences, Inc. .................................................... 908 66,511
HCA Healthcare, Inc. .................................................... 219 73,043
Hologic, Inc. (a) ........................................................ 1,066 83,105
Humana, Inc. .......................................................... 133 46,114
IDEXX Laboratories, Inc. (a) ............................................... 87 46,974
Incyte Corp. (a) ......................................................... 1,022 58,223
Insulet Corp. (a) ........................................................ 206 35,308
Intuitive Surgical, Inc. (a) ................................................. 139 55,474
IQVIA Holdings, Inc. (a) .................................................. 215 54,371
Johnson & Johnson ..................................................... 594 93,965
Laboratory Corp. of America Holdings ........................................ 410 89,569
McKesson Corp. ....................................................... 151 81,064
Medpace Holdings, Inc. (a) ................................................ 97 39,203
Medtronic PLC ........................................................ 972 84,710
Merck & Co., Inc. ...................................................... 688 90,782
Mettler-Toledo International, Inc. (a) ......................................... 45 59,908
Molina Healthcare, Inc. (a) ................................................ 155 63,679
Neurocrine Biosciences, Inc. (a) ............................................. 471 64,960
Pfizer, Inc. ............................................................ 2,372 65,823
Quest Diagnostics, Inc. ................................................... 655 87,187
Regeneron Pharmaceuticals, Inc. (a) .......................................... 75 72,187
Repligen Corp. (a) ....................................................... 169 31,083
ResMed, Inc. .......................................................... 239 47,329
Revvity, Inc. .......................................................... 412 43,260
STERIS PLC .......................................................... 326 73,291
Stryker Corp. .......................................................... 198 70,858
The Cigna Group ....................................................... 143 51,936
The Cooper Cos., Inc. (a) .................................................. 750 76,095
Thermo Fisher Scientific, Inc. .............................................. 120 69,745
United Therapeutics Corp. (a) .............................................. 279 64,092
UnitedHealth Group, Inc. ................................................. 145 71,732
Veeva Systems, Inc. , Class A (a) ............................................. 213 49,350
Vertex Pharmaceuticals, Inc. (a) ............................................. 144 60,194
Viatris, Inc. ........................................................... 4,387 52,381
Waters Corp. (a) ........................................................ 154 53,011
West Pharmaceutical Services, Inc. .......................................... 135 53,421
Zimmer Biomet Holdings, Inc. ............................................. 555 73,249
Zoetis, Inc. ........................................................... 302 51,101
3,981,732
Industrials (17.8%):
A.O. Smith Corp. ....................................................... 855 76,488
Advanced Drainage Systems, Inc. ........................................... 275 47,366
AECOM ............................................................. 838 82,191
Allegion PLC ......................................................... 481 64,795
AMETEK, Inc. ........................................................ 540 98,766
Automatic Data Processing, Inc. ............................................ 308 76,920
Axon Enterprise, Inc. (a) .................................................. 139 43,490
Booz Allen Hamilton Holding Corp. ......................................... 399 59,228
Broadridge Financial Solutions, Inc. ......................................... 427 87,475
Builders FirstSource, Inc. (a) ............................................... 183 38,165
Carlisle Cos., Inc. ....................................................... 155 60,737
Carrier Global Corp. ..................................................... 990 57,549
Caterpillar, Inc. ........................................................ 172 63,026
Cintas Corp. .......................................................... 138 94,810
Comfort Systems USA, Inc. ............................................... 139 44,162
Copart, Inc. (a) ......................................................... 1,353 78,366

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Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
CSX Corp. ............................................................ 2,279 $ 84,482
Cummins, Inc. ......................................................... 257 75,725
Dayforce, Inc. (a) ....................................................... 671 44,427
Deere & Co. .......................................................... 177 72,701
Delta Air Lines, Inc. ..................................................... 1,180 56,487
Dover Corp. ........................................................... 466 82,570
Eaton Corp. PLC ....................................................... 215 67,226
EMCOR Group, Inc. .................................................... 185 64,787
Emerson Electric Co. .................................................... 609 69,073
Equifax, Inc. .......................................................... 193 51,631
Expeditors International of Washington, Inc. .................................... 625 75,981
Fastenal Co. ........................................................... 1,042 80,380
FedEx Corp. .......................................................... 239 69,248
Fortive Corp. .......................................................... 839 72,171
General Dynamics Corp. .................................................. 311 87,854
General Electric Co. ..................................................... 444 77,935
Graco, Inc. ........................................................... 777 72,618
HEICO Corp. .......................................................... 391 74,681
Honeywell International, Inc. .............................................. 459 94,210
Howmet Aerospace, Inc. .................................................. 1,058 72,399
Hubbell, Inc. .......................................................... 160 66,408
Huntington Ingalls Industries, Inc. ........................................... 245 71,410
IDEX Corp. ........................................................... 344 83,943
Illinois Tool Works, Inc. .................................................. 352 94,452
Ingersoll Rand, Inc. ..................................................... 803 76,245
J.B. Hunt Transport Services, Inc. ........................................... 287 57,185
Jacobs Solutions, Inc. .................................................... 484 74,405
Johnson Controls International PLC .......................................... 994 64,928
L3Harris Technologies, Inc. ............................................... 319 67,979
Leidos Holdings, Inc. .................................................... 599 78,523
Lennox International, Inc. ................................................. 121 59,140
Lincoln Electric Holdings, Inc. ............................................. 255 65,137
Lockheed Martin Corp. ................................................... 193 87,790
Masco Corp. .......................................................... 789 62,236
Nordson Corp. ......................................................... 308 84,558
Norfolk Southern Corp. .................................................. 257 65,502
Northrop Grumman Corp. ................................................. 144 68,927
Old Dominion Freight Line, Inc. ............................................ 236 51,757
Otis Worldwide Corp. .................................................... 1,028 102,050
Owens Corning ........................................................ 342 57,046
PACCAR, Inc. ......................................................... 700 86,723
Parker-Hannifin Corp. ................................................... 115 63,916
Paychex, Inc. .......................................................... 655 80,434
Quanta Services, Inc. .................................................... 207 53,779
Republic Services, Inc. ................................................... 615 117,736
Rockwell Automation, Inc. ................................................ 164 47,778
Rollins, Inc. ........................................................... 1,396 64,593
RTX Corp. ............................................................ 682 66,515
Saia, Inc. (a) ........................................................... 69 40,365
Snap-on, Inc. .......................................................... 258 76,425
Southwest Airlines Co. ................................................... 1,352 39,465
SS&C Technologies Holdings, Inc. .......................................... 1,163 74,862
Textron, Inc. .......................................................... 706 67,727
Trane Technologies PLC .................................................. 207 62,141
TransDigm Group, Inc. ................................................... 61 75,128
Uber Technologies, Inc. (a) ................................................ 532 40,959
U-Haul Holding Co. ..................................................... 793 52,877
Union Pacific Corp. ..................................................... 296 72,795
United Airlines Holdings, Inc. (a) ............................................ 933 44,672
United Parcel Service, Inc. , Class B .......................................... 443 65,843
United Rentals, Inc. ..................................................... 61 43,988
Veralto Corp. .......................................................... 510 45,217
Verisk Analytics, Inc. .................................................... 363 85,570
Vertiv Holdings Co. , Class A ............................................... 421 34,383

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Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
W.W. Grainger, Inc. ..................................................... 74 $ 75,280
Waste Management, Inc. .................................................. 447 95,278
Watsco, Inc. ........................................................... 144 62,204
Westinghouse Air Brake Technologies Corp. .................................... 596 86,825
XPO, Inc. (a) .......................................................... 280 34,168
Xylem, Inc. ........................................................... 587 75,864
5,893,251
Information Technology (12.6%):
Accenture PLC , Class A .................................................. 219 75,908
Adobe, Inc. (a) ......................................................... 96 48,442
Advanced Micro Devices, Inc. (a) ............................................ 172 31,044
Akamai Technologies, Inc. (a) .............................................. 665 72,325
Amphenol Corp. , Class A ................................................. 816 94,126
Analog Devices, Inc. .................................................... 329 65,073
Apple, Inc. ........................................................... 452 77,509
Applied Materials, Inc. ................................................... 219 45,164
AppLovin Corp. , Class A (a) ............................................... 409 28,311
Arista Networks, Inc. (a) .................................................. 126 36,537
Autodesk, Inc. (a) ....................................................... 228 59,376
Bentley Systems, Inc. , Class B ............................................. 1,025 53,526
Broadcom, Inc. ........................................................ 37 49,040
Cadence Design Systems, Inc. (a) ............................................ 195 60,700
CDW Corp. ........................................................... 337 86,198
Cisco Systems, Inc. ..................................................... 1,604 80,056
Cognizant Technology Solutions Corp. , Class A ................................. 933 68,380
Corning, Inc. .......................................................... 2,159 71,161
Corpay, Inc. (a) ......................................................... 220 67,879
Datadog, Inc. , Class A (a) ................................................. 217 26,821
Dell Technologies, Inc. , Class C ............................................ 417 47,584
DocuSign, Inc. (a) ....................................................... 745 44,365
Dynatrace, Inc. (a) ...................................................... 981 45,558
Elastic NV (a) .......................................................... 181 18,143
Enphase Energy, Inc. (a) .................................................. 195 23,591
Entegris, Inc. .......................................................... 325 45,675
EPAM Systems, Inc. (a) ................................................... 150 41,424
F5, Inc. (a) ............................................................ 433 82,092
Fair Isaac Corp. (a) ...................................................... 45 56,232
First Solar, Inc. (a) ...................................................... 225 37,980
Fortinet, Inc. (a) ........................................................ 514 35,111
Gartner, Inc. (a) ........................................................ 127 60,537
Gen Digital, Inc. ....................................................... 2,342 52,461
GoDaddy, Inc. , Class A (a) ................................................. 508 60,289
Hewlett Packard Enterprise Co. ............................................. 3,482 61,736
HP, Inc. .............................................................. 2,405 72,679
Intel Corp. ............................................................ 938 41,431
International Business Machines Corp. ........................................ 421 80,394
Intuit, Inc. ............................................................ 101 65,650
Jabil, Inc. ............................................................ 266 35,631
Keysight Technologies, Inc. (a) ............................................. 355 55,515
KLA Corp. ........................................................... 70 48,900
Lam Research Corp. ..................................................... 49 47,607
Lattice Semiconductor Corp. (a) ............................................. 415 32,465
Manhattan Associates, Inc. (a) .............................................. 226 56,552
Microchip Technology, Inc. ................................................ 581 52,122
Microsoft Corp. ........................................................ 176 74,047
MicroStrategy, Inc. (a) .................................................... 21 35,796
Monolithic Power Systems, Inc. ............................................ 49 33,194
Motorola Solutions, Inc. .................................................. 264 93,715
NetApp, Inc. .......................................................... 700 73,479
NVIDIA Corp. ......................................................... 47 42,467
NXP Semiconductors NV ................................................. 203 50,297
ON Semiconductor Corp. (a) ............................................... 420 30,891
Oracle Corp. .......................................................... 427 53,635

Victory Portfolios II
Victory US 500 Enhanced Volatility Wtd Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Palantir Technologies, Inc. , Class A (a) ........................................ 859 $ 19,766
Palo Alto Networks, Inc. (a) ................................................ 94 26,708
PTC, Inc. (a) ........................................................... 428 80,866
Pure Storage, Inc. , Class A (a) .............................................. 621 32,286
QUALCOMM, Inc. ..................................................... 333 56,377
Roper Technologies, Inc. .................................................. 190 106,560
Salesforce, Inc. ........................................................ 191 57,525
ServiceNow, Inc. (a) ..................................................... 76 57,942
Skyworks Solutions, Inc. ................................................. 535 57,951
Super Micro Computer, Inc. (a) ............................................. 19 19,191
Synopsys, Inc. (a) ....................................................... 98 56,007
TE Connectivity Ltd. .................................................... 512 74,363
Teledyne Technologies, Inc. (a) ............................................. 174 74,702
Teradyne, Inc. ......................................................... 455 51,338
Texas Instruments, Inc. ................................................... 387 67,419
Trimble, Inc. (a) ........................................................ 798 51,359
Tyler Technologies, Inc. (a) ................................................ 146 62,051
VeriSign, Inc. (a) ........................................................ 424 80,352
Workday, Inc. , Class A (a) ................................................. 178 48,550
Zebra Technologies Corp. (a) ............................................... 125 37,680
Zoom Video Communications, Inc. , Class A (a) .................................. 701 45,824
4,151,638
Materials (4.8%):
Air Products and Chemicals, Inc. ............................................ 213 51,603
Albemarle Corp. ....................................................... 232 30,564
Avery Dennison Corp. ................................................... 381 85,058
Ball Corp. ............................................................ 784 52,810
Celanese Corp. ......................................................... 373 64,104
CF Industries Holdings, Inc. ............................................... 673 56,000
Corteva, Inc. .......................................................... 852 49,135
Dow, Inc. ............................................................ 1,349 78,148
DuPont de Nemours, Inc. ................................................. 820 62,869
Ecolab, Inc. ........................................................... 344 79,430
Freeport-McMoRan, Inc. ................................................. 1,205 56,659
International Paper Co. ................................................... 1,789 69,807
Linde PLC ............................................................ 196 91,007
LyondellBasell Industries NV , Class A ........................................ 791 80,903
Martin Marietta Materials, Inc. ............................................. 117 71,831
Nucor Corp. ........................................................... 298 58,974
Packaging Corp. of America ............................................... 391 74,204
PPG Industries, Inc. ..................................................... 547 79,260
Reliance, Inc. .......................................................... 184 61,489
RPM International, Inc. .................................................. 539 64,114
Steel Dynamics, Inc. ..................................................... 381 56,476
The Sherwin-Williams Co. ................................................ 233 80,928
Vulcan Materials Co. .................................................... 265 72,324
Westlake Corp. ........................................................ 392 59,898
1,587,595
Real Estate (0.4%):
CBRE Group, Inc. , Class A (a) .............................................. 581 56,496
CoStar Group, Inc. (a) .................................................... 653 63,080
119,576
Utilities (6.5%):
Alliant Energy Corp. .................................................... 1,626 81,950
Ameren Corp. ......................................................... 984 72,777
American Electric Power Co., Inc. ........................................... 830 71,463
American Water Works Co., Inc. ............................................ 571 69,782
Atmos Energy Corp. ..................................................... 804 95,571
CenterPoint Energy, Inc. .................................................. 2,904 82,735
CMS Energy Corp. ...................................................... 1,354 81,700
Consolidated Edison, Inc. ................................................. 965 87,632

Victory Portfolios II
Victory US 500 Enhanced Volatility Wtd Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Constellation Energy Corp. ................................................ 258 $ 47,691
Dominion Energy, Inc. ................................................... 1,245 61,242
DTE Energy Co. ....................................................... 709 79,507
Duke Energy Corp. ...................................................... 947 91,584
Edison International ..................................................... 1,037 73,347
Entergy Corp. ......................................................... 763 80,634
Evergy, Inc. ........................................................... 1,477 78,842
Exelon Corp. .......................................................... 1,892 71,082
FirstEnergy Corp. ....................................................... 2,098 81,025
NextEra Energy, Inc. .................................................... 917 58,605
NiSource, Inc. ......................................................... 2,749 76,037
PG&E Corp. .......................................................... 4,172 69,923
PPL Corp. ............................................................ 3,090 85,068
Public Service Enterprise Group, Inc. ......................................... 1,283 85,679
Sempra .............................................................. 1,152 82,748
The AES Corp. ........................................................ 2,706 48,519
The Southern Co. ....................................................... 1,210 86,805
Vistra Corp. ........................................................... 1,138 79,262
WEC Energy Group, Inc. ................................................. 966 79,328
Xcel Energy, Inc. ....................................................... 1,354 72,778
2,133,316
Total Common Stocks (Cost $25,687,885) 32,699,458
Investment Companies (0.1%)
Federated Hermes Treasury Obligations Fund, Institutional Shares , 5 .17% (c) ............ 23,874 23,874
Total Investment Companies (Cost $23,874) 23,874
Collateral for Securities Loaned (0.3%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .21% (c) ........ 28,192 28,192
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .24% (c) ............ 28,326 28,326
Invesco Government & Agency Portfolio, Institutional Shares , 5 .24% (c) ............... 28,192 28,192
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .22% (c) . 28,058 28,058
Total Collateral for Securities Loaned (Cost $112,768) 112,768
Total Investments (Cost $25,824,527) — 99.4% 32,836,100
Other assets in excess of liabilities — 0.6% 188,363
NET ASSETS - 100.00% $ 33,024,463
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on March 31, 2024.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 1 6/21/24 $ 261,929 $ 265,425 $ 3,496
Total unrealized appreciation $ 3,496
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 3,496

Schedule of Portfolio Investments
March 31, 2024
Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Security Description Shares Value
Common Stocks (89.2%)
Australia (1.9%):
Communication Services (0.4%):
Telstra Group Ltd. ...................................................... 4,282,147 $ 10,768,936
Consumer Staples (0.3%):
Coles Group Ltd. ....................................................... 727,721 8,031,623
Energy (0.5%):
Santos Ltd. ........................................................... 1,481,788 7,500,422
Woodside Energy Group Ltd. .............................................. 395,785 7,887,118
15,387,540
Financials (0.3%):
ANZ Group Holdings Ltd. ................................................ 552,211 10,581,298
Materials (0.4%):
BHP Group Ltd. ........................................................ 266,475 7,703,068
Fortescue Ltd. ......................................................... 322,695 5,399,068
13,102,136
57,871,533
Austria (0.2%):
Energy (0.1%):
OMV AG ............................................................ 64,389 3,049,207
Utilities (0.1%):
Verbund AG .......................................................... 25,880 1,890,534
4,939,741
Brazil (3.6%):
Communication Services (0.5%):
Telefonica Brasil SA ..................................................... 573,100 5,782,770
TIM SA .............................................................. 2,396,700 8,507,241
14,290,011
Consumer Discretionary (0.4%):
Lojas Renner SA ....................................................... 1,625,500 5,504,016
Vibra Energia SA ....................................................... 1,174,400 5,857,129
11,361,145
Consumer Staples (0.6%):
Ambev SA ............................................................ 4,256,900 10,602,565
JBS SA .............................................................. 1,786,500 7,659,431
18,261,996
Energy (0.2%):
Petroleo Brasileiro SA , Preference Shares ..................................... 898,400 6,693,167
Financials (1.0%):
Banco Bradesco SA ..................................................... 1,302,900 3,310,058
Banco do Brasil SA ..................................................... 801,600 9,050,709
BB Seguridade Participacoes SA ............................................ 1,704,700 11,054,868
Caixa Seguridade Participacoes S/A .......................................... 2,699,100 8,407,271
31,822,906
Health Care (0.1%):
Hypera SA ............................................................ 328,800 2,159,129
Materials (0.4%):
Cia Siderurgica Nacional SA ............................................... 771,500 2,415,409
Suzano SA ............................................................ 111,300 1,420,020
Vale SA .............................................................. 696,100 8,443,927
12,279,356

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Real Estate (0.1%):
Multiplan Empreendimentos Imobiliarios SA ................................... 437,000 $ 2,230,010
Utilities (0.3%):
Auren Energia SA ...................................................... 1,088,200 2,582,324
Engie Brasil Energia SA .................................................. 924,800 7,424,661
10,006,985
109,104,705
Canada (2.6%):
Communication Services (0.3%):
BCE, Inc. ............................................................ 260,327 8,847,351
Energy (1.4%):
Canadian Natural Resources Ltd. ............................................ 79,446 6,061,101
Enbridge, Inc. ......................................................... 274,646 9,926,109
Pembina Pipeline Corp. .................................................. 321,492 11,348,592
Suncor Energy, Inc. ..................................................... 173,225 6,393,619
TC Energy Corp. ....................................................... 197,338 7,931,985
41,661,406
Financials (0.3%):
The Bank of Nova Scotia ................................................. 177,136 9,164,146
Materials (0.2%):
Nutrien Ltd. ........................................................... 99,051 5,381,839
Utilities (0.4%):
Emera, Inc. ........................................................... 121,480 4,275,658
Fortis, Inc. ............................................................ 229,830 9,081,883
13,357,541
78,412,283
Chile (0.5%):
Financials (0.4%):
Banco de Chile ........................................................ 66,588,341 7,409,997
Banco Santander Chile ................................................... 100,625,391 5,009,703
12,419,700
Utilities (0.1%):
Enel Chile SA ......................................................... 61,016,565 3,669,544
16,089,244
China (4.5%):
Consumer Discretionary (0.0%):(a)
Zhongsheng Group Holdings Ltd. ........................................... 470,000 816,397
Consumer Staples (0.1%):
Tingyi Cayman Islands Holding Corp. ........................................ 2,360,000 2,589,948
Energy (1.0%):
China Coal Energy Co. Ltd. , Class H ......................................... 4,358,000 4,245,071
China Petroleum & Chemical Corp. , Class H ................................... 12,320,000 7,006,881
China Shenhua Energy Co. Ltd. , Class H ...................................... 2,283,500 8,982,773
PetroChina Co. Ltd. , Class H .............................................. 7,664,000 6,572,986
Yankuang Energy Group Co. Ltd. , Class H ..................................... 2,162,000 4,546,445
31,354,156
Financials (2.7%):
Agricultural Bank of China Ltd. , Class H ...................................... 22,675,000 9,571,589
Bank of China Ltd. , Class H ............................................... 28,375,000 11,634,349
Bank of Communications Co. Ltd. , Class H .................................... 13,165,000 8,657,672
China CITIC Bank Corp. Ltd. , Class H ....................................... 16,329,000 8,710,114
China Construction Bank Corp. , Class H ...................................... 16,943,000 10,224,912
China Galaxy Securities Co. Ltd. , Class H ..................................... 915,500 449,913
China Merchants Bank Co. Ltd. , Class H ...................................... 1,547,500 6,133,700

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
China Merchants Securities Co. Ltd. , Class H (b) ................................. 1,897,000 $ 1,450,956
China Pacific Insurance Group Co. Ltd. , Class H ................................ 3,113,600 5,462,394
Industrial & Commercial Bank of China Ltd. , Class H ............................. 16,586,000 8,336,899
New China Life Insurance Co. Ltd. , Class H .................................... 258,000 457,552
Ping An Insurance Group Co. of China Ltd. .................................... 1,329,000 5,642,654
Postal Savings Bank of China Co. Ltd. , Class H (b) ............................... 11,779,000 6,165,879
The People's Insurance Co. Group of China Ltd. , Class H .......................... 410,000 131,077
83,029,660
Information Technology (0.1%):
China Railway Signal & Communication Corp. Ltd. , Class H (b) ..................... 4,198,000 1,600,248
Materials (0.3%):
Anhui Conch Cement Co. Ltd. , Class H ....................................... 1,906,500 3,953,538
China Hongqiao Group Ltd. ............................................... 1,941,500 2,188,008
China National Building Material Co. Ltd. , Class H .............................. 8,300,000 2,856,916
8,998,462
Real Estate (0.3%):
China Vanke Co. Ltd. , Class H ............................................. 7,094,000 4,922,100
Longfor Group Holdings Ltd. (b) ............................................ 2,648,500 3,756,741
8,678,841
137,067,712
Colombia (0.0%):(a)
Utilities (0.0%):(a)
Interconexion Electrica SA ESP ............................................. 26,926 137,975
Czech Republic (0.2%):
Financials (0.1%):
Komercni Banka AS ..................................................... 44,425 1,592,258
Utilities (0.1%):
CEZ AS ............................................................. 93,670 3,345,865
4,938,123
Finland (0.8%):
Energy (0.0%):(a)
Neste Oyj ............................................................ 52,681 1,428,261
Financials (0.3%):
Nordea Bank Abp ....................................................... 791,961 8,827,898
Industrials (0.2%):
Kone Oyj , Class B ...................................................... 120,233 5,600,541
Materials (0.2%):
Stora Enso Oyj , Class R .................................................. 90,854 1,263,247
UPM-Kymmene Oyj .................................................... 162,411 5,410,251
6,673,498
Utilities (0.1%):
Fortum Oyj ........................................................... 118,203 1,459,155
23,989,353
France (2.4%):
Communication Services (0.4%):
Orange SA ............................................................ 948,668 11,154,822
Consumer Discretionary (0.0%):(a)
Cie Generale des Etablissements Michelin SCA ................................. 14,028 537,527
Energy (0.2%):
TotalEnergies SE ....................................................... 111,370 7,660,025

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Financials (0.9%):
Amundi SA (b) ......................................................... 72,171 $ 4,956,519
BNP Paribas SA ........................................................ 101,429 7,220,237
Credit Agricole SA ...................................................... 589,736 8,796,435
Societe Generale SA ..................................................... 242,642 6,500,220
27,473,411
Health Care (0.2%):
Sanofi SA ............................................................ 54,083 5,260,716
Industrials (0.2%):
Bouygues SA .......................................................... 154,406 6,302,740
Utilities (0.5%):
Engie SA ............................................................. 561,684 9,411,047
Veolia Environnement SA ................................................. 148,954 4,845,085
14,256,132
72,645,373
Germany (0.9%):
Consumer Discretionary (0.5%):
Bayerische Motoren Werke AG ............................................. 57,708 6,657,370
Mercedes-Benz Group AG ................................................ 91,542 7,289,125
13,946,495
Industrials (0.2%):
Deutsche Post AG ...................................................... 147,546 6,357,976
Materials (0.2%):
BASF SE ............................................................ 109,371 6,249,029
Utilities (0.0%):(a)
E.ON SE ............................................................. 73,604 1,024,569
27,578,069
Hong Kong (1.4%):
Financials (0.3%):
BOC Hong Kong Holdings Ltd. ............................................ 3,258,000 8,735,864
Hang Seng Bank Ltd. .................................................... 81,100 889,017
9,624,881
Industrials (0.2%):
CK Hutchison Holdings Ltd. ............................................... 1,106,000 5,322,925
Real Estate (0.5%):
CK Asset Holdings Ltd. .................................................. 834,500 3,438,792
Henderson Land Development Co. Ltd. ....................................... 1,625,000 4,640,562
Sun Hung Kai Properties Ltd. .............................................. 247,000 2,386,002
Swire Pacific Ltd. , Class A ................................................ 492,500 4,054,547
14,519,903
Utilities (0.4%):
China Gas Holdings Ltd. .................................................. 1,251,200 1,128,798
CLP Holdings Ltd. ...................................................... 719,500 5,739,054
Guangdong Investment Ltd. ............................................... 2,098,000 898,785
Hong Kong & China Gas Co. Ltd. ........................................... 7,488,000 5,675,799
Power Assets Holdings Ltd. ............................................... 136,500 799,720
14,242,156
43,709,865
India (1.3%):
Consumer Discretionary (0.5%):
Bajaj Auto Ltd. ........................................................ 134,025 14,746,148

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Consumer Staples (0.2%):
ITC Ltd. ............................................................. 1,237,330 $ 6,372,096
Energy (0.4%):
Bharat Petroleum Corp. Ltd. ............................................... 1,032,652 7,481,305
Hindustan Petroleum Corp. Ltd. ............................................ 827,385 4,723,719
Oil India Ltd. .......................................................... 24,444 176,609
12,381,633
Materials (0.0%):(a)
Vedanta Ltd. .......................................................... 385,246 1,261,181
Utilities (0.2%):
NTPC Ltd. ............................................................ 1,006,726 4,068,705
Power Grid Corp. of India Ltd. ............................................. 334,865 1,111,623
5,180,328
39,941,386
Indonesia (0.6%):
Communication Services (0.3%):
PT Telkom Indonesia Persero Tbk ........................................... 42,275,000 9,301,130
Energy (0.1%):
PT Adaro Energy Indonesia Tbk ............................................ 14,573,200 2,483,826
Industrials (0.2%):
PT Astra International Tbk ................................................ 24,346,500 7,912,442
19,697,398
Ireland (0.3%):
Health Care (0.3%):
Medtronic PLC ........................................................ 93,178 8,120,463
Israel (0.1%):
Financials (0.1%):
Bank Hapoalim BM ..................................................... 284,944 2,672,626
Italy (1.9%):
Energy (0.3%):
Eni SpA ............................................................. 531,384 8,412,799
Financials (0.8%):
Intesa Sanpaolo SpA ..................................................... 2,144,480 7,784,548
Mediobanca Banca di Credito Finanziario SpA .................................. 589,776 8,787,327
Poste Italiane SpA (b) .................................................... 518,031 6,487,036
23,058,911
Utilities (0.8%):
Enel SpA ............................................................. 1,384,607 9,139,228
Snam SpA ............................................................ 1,799,709 8,496,528
Terna - Rete Elettrica Nazionale ............................................ 1,007,678 8,328,032
25,963,788
57,435,498
Japan (1.4%):
Communication Services (0.4%):
SoftBank Corp. ........................................................ 957,100 12,324,238
Consumer Discretionary (0.2%):
Isuzu Motors Ltd. ....................................................... 415,500 5,617,243
Consumer Staples (0.3%):
Japan Tobacco, Inc. ..................................................... 390,100 10,402,192

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Health Care (0.3%):
Takeda Pharmaceutical Co. Ltd. ............................................ 297,800 $ 8,284,072
Materials (0.2%):
Nippon Steel Corp. ...................................................... 247,700 5,961,560
42,589,305
Malaysia (0.7%):
Consumer Discretionary (0.1%):
Genting Berhad ........................................................ 1,523,300 1,521,750
Financials (0.2%):
Malayan Banking Bhd ................................................... 3,456,800 7,054,771
Industrials (0.0%):(a)
Sime Darby Bhd ....................................................... 1,483,500 816,102
Materials (0.1%):
Petronas Chemicals Group Bhd ............................................. 2,108,100 3,028,298
Utilities (0.3%):
Tenaga Nasional Bhd .................................................... 4,467,100 10,624,842
23,045,763
Mexico (1.1%):
Communication Services (0.0%):(a)
America Movil SAB de CV , Class B ......................................... 750,853 701,105
Consumer Staples (0.5%):
Kimberly-Clark de Mexico SAB de CV , Class A ................................. 3,133,907 7,295,822
Wal-Mart de Mexico SAB de CV ........................................... 1,708,738 6,879,891
14,175,713
Financials (0.3%):
Banco del Bajio SA (b) ................................................... 868,538 3,378,605
Grupo Financiero Banorte SAB de CV , Class O ................................. 641,467 6,813,974
10,192,579
Industrials (0.1%):
Grupo Aeroportuario del Centro Norte SAB de CV ............................... 276,722 2,733,253
Materials (0.2%):
Grupo Mexico SAB de CV , Class B .......................................... 957,709 5,702,973
33,505,623
Netherlands (1.8%):
Communication Services (0.4%):
Koninklijke KPN NV .................................................... 3,301,429 12,346,997
Consumer Staples (0.2%):
Koninklijke Ahold Delhaize NV ............................................ 190,288 5,692,979
Financials (0.7%):
ABN AMRO Bank NV (b) ................................................. 352,412 6,029,736
ASR Nederland NV ..................................................... 79,378 3,889,764
ING Groep NV ........................................................ 489,919 8,064,573
NN Group NV ......................................................... 98,752 4,558,269
22,542,342
Industrials (0.2%):
Randstad NV .......................................................... 79,294 4,186,596
Real Estate (0.3%):
NEPI Rockcastle NV .................................................... 1,428,106 9,854,302
54,623,216

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Norway (0.7%):
Communication Services (0.2%):
Telenor ASA .......................................................... 442,846 $ 4,929,738
Energy (0.3%):
Aker BP ASA ......................................................... 189,979 4,766,846
Equinor ASA .......................................................... 230,199 6,175,095
10,941,941
Financials (0.0%):(a)
DNB Bank ASA ........................................................ 70,940 1,410,672
Materials (0.2%):
Norsk Hydro ASA ...................................................... 530,931 2,906,075
Yara International ASA ................................................... 60,517 1,919,700
4,825,775
22,108,126
Philippines (0.1%):
Communication Services (0.1%):
PLDT, Inc. ............................................................ 110,510 2,688,598
Poland (0.5%):
Energy (0.3%):
ORLEN SA ........................................................... 437,888 7,136,388
Financials (0.2%):
Powszechny Zaklad Ubezpieczen SA ......................................... 568,952 6,953,038
14,089,426
Portugal (0.2%):
Energy (0.0%):(a)
Galp Energia SGPS SA ................................................... 132,656 2,192,818
Utilities (0.2%):
EDP - Energias de Portugal SA ............................................. 1,420,649 5,542,091
7,734,909
Russian Federation (0.0%):(a)
Communication Services (0.0%):(a)
Mobile TeleSystems PJSC (c) (d) (e) .......................................... 2,330,210 59,635
Rostelecom PJSC (c) (d) (e) ................................................. 6,752,730 52,213
111,848
Consumer Staples (0.0%):(a)
X5 Retail Group NV , GDR (c) (d) (e) .......................................... 201,753 15,822
Energy (0.0%):(a)
Tatneft PJSC (c) (d) (e) .................................................... 827,565 34,033
Financials (0.0%):(a)
Moscow Exchange MICEX-RTS PJSC (c) (d) (e) ................................. 2,604,790 28,297
Materials (0.0%):(a)
Evraz PLC (c) (d) (e) ..................................................... 753,373 230,729
Magnitogorsk Iron & Steel Works PJSC (c) (d) (e) ................................. 4,673,660 —
MMC Norilsk Nickel PJSC (c) (d) (e) .......................................... 14,877 32,629
Novolipetsk Steel PJSC (c) (d) (e) ............................................ 1,477,080 30,161
Polyus PJSC (c) (d) (e) .................................................... 34,403 41,677
Severstal PAO (c) (d) (e) ................................................... 223,944 —
335,196
Utilities (0.0%):(a)
Inter RAO UES PJSC (c) (d) (e) .............................................. 128,274,200 39,813

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
RusHydro PJSC (c) (d) (e) .................................................. 694,437,000 $ 52,938
92,751
617,947
Singapore (1.4%):
Communication Services (0.3%):
Singapore Telecommunications Ltd. ......................................... 4,810,400 9,042,634
Consumer Staples (0.2%):
Wilmar International Ltd. ................................................. 2,504,000 6,362,121
Financials (0.6%):
Oversea-Chinese Banking Corp. Ltd. ......................................... 1,256,800 12,561,038
United Overseas Bank Ltd. ................................................ 244,900 5,325,515
17,886,553
Industrials (0.3%):
Keppel Ltd. ........................................................... 680,600 3,699,371
Singapore Airlines Ltd. ................................................... 1,201,300 5,695,043
9,394,414
Real Estate (0.0%):(a)
CapitaLand Investment Ltd. ............................................... 438,800 870,959
43,556,681
South Africa (1.6%):
Communication Services (0.3%):
MTN Group Ltd. ....................................................... 566,222 2,802,357
Vodacom Group Ltd. .................................................... 1,036,815 5,399,638
8,201,995
Consumer Discretionary (0.2%):
Woolworths Holdings Ltd. ................................................ 1,668,920 5,220,737
Energy (0.1%):
Exxaro Resources Ltd. ................................................... 434,591 3,883,488
Financials (0.6%):
Absa Group Ltd. ....................................................... 669,463 5,228,228
Nedbank Group Ltd. ..................................................... 552,836 6,671,673
Old Mutual Ltd. ........................................................ 3,061,334 1,898,710
Standard Bank Group Ltd. ................................................ 637,995 6,243,572
20,042,183
Materials (0.4%):
African Rainbow Minerals Ltd. ............................................. 250,796 2,175,236
Gold Fields Ltd. ........................................................ 195,995 3,145,140
Impala Platinum Holdings Ltd. ............................................. 671,198 2,773,671
Sasol Ltd. ............................................................ 486,468 3,760,474
Sibanye Stillwater Ltd. (f) ................................................. 1,293,232 1,480,520
13,335,041
50,683,444
South Korea (0.3%):
Consumer Discretionary (0.2%):
Hyundai Motor Co. ..................................................... 28,804 5,069,161
Financials (0.1%):
Hana Financial Group, Inc. ................................................ 107,061 4,687,420
9,756,581
Spain (0.8%):
Energy (0.2%):
Repsol SA ............................................................ 438,573 7,319,316

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Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Industrials (0.1%):
ACS Actividades de Construccion y Servicios SA ................................ 56,148 $ 2,351,068
Utilities (0.5%):
Endesa SA ............................................................ 360,598 6,685,094
Iberdrola SA .......................................................... 726,515 9,022,338
15,707,432
25,377,816
Sweden (0.3%):
Consumer Discretionary (0.1%):
H & M Hennes & Mauritz AB , Class B (f) ..................................... 244,838 3,993,205
Financials (0.2%):
Svenska Handelsbanken AB , Class A ......................................... 638,300 6,454,591
10,447,796
Switzerland (0.8%):
Communication Services (0.4%):
Swisscom AG , Registered Shares ........................................... 19,364 11,853,812
Financials (0.2%):
Julius Baer Group Ltd. ................................................... 79,377 4,604,504
Health Care (0.2%):
Roche Holding AG ...................................................... 29,919 7,640,161
24,098,477
Taiwan (4.2%):
Industrials (0.2%):
Walsin Lihwa Corp. ..................................................... 1,044,000 1,220,036
Wan Hai Lines Ltd. ..................................................... 2,442,000 3,365,947
4,585,983
Information Technology (3.2%):
ASE Technology Holding Co. Ltd. ........................................... 1,580,000 7,670,792
Chicony Electronics Co. Ltd. .............................................. 1,264,000 8,743,174
Hon Hai Precision Industry Co. Ltd. ......................................... 3,247,000 15,773,567
Lite-On Technology Corp. ................................................ 368,000 1,220,107
Micro-Star International Co. Ltd. ............................................ 560,000 2,922,769
Nan Ya Printed Circuit Board Corp. .......................................... 667,000 4,127,138
Novatek Microelectronics Corp. ............................................ 386,000 7,107,397
Pegatron Corp. ......................................................... 2,577,000 8,024,268
Powertech Technology, Inc. ................................................ 1,611,000 10,113,512
Synnex Technology International Corp. ....................................... 2,986,000 7,311,495
Unimicron Technology Corp. .............................................. 883,000 5,250,503
United Microelectronics Corp. ............................................. 5,147,000 8,360,384
WPG Holdings Ltd. ..................................................... 3,640,000 10,923,141
Zhen Ding Technology Holding Ltd. ......................................... 450,000 1,757,819
99,306,066
Materials (0.8%):
Asia Cement Corp. ...................................................... 7,400,000 9,468,398
Formosa Plastics Corp. ................................................... 5,527,000 11,759,464
Nan Ya Plastics Corp. .................................................... 874,000 1,503,855
TA Chen Stainless Pipe ................................................... 748,000 867,917
23,599,634
127,491,683
Thailand (2.0%):
Communication Services (0.4%):
Advanced Info Service PCL ............................................... 621,700 3,477,944
Intouch Holdings PCL ................................................... 3,891,200 7,340,687
10,818,631

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Consumer Staples (0.0%):(a)
Thai Beverage PCL ..................................................... 4,232,300 $ 1,536,225
Energy (1.0%):
PTT Exploration & Production PCL .......................................... 2,523,800 10,350,116
PTT PCL ............................................................. 13,627,300 12,539,063
Thai Oil PCL .......................................................... 4,925,600 7,955,032
30,844,211
Financials (0.3%):
SCB X PCL ........................................................... 1,238,300 3,871,422
Tisco Financial Group PCL ................................................ 1,437,100 3,910,620
7,782,042
Real Estate (0.3%):
Land & Houses PCL ..................................................... 43,098,000 8,692,941
Utilities (0.0%):(a)
Ratch Group PCL ....................................................... 451,300 343,612
60,017,662
Turkey (0.3%):
Consumer Discretionary (0.1%):
Ford Otomotiv Sanayi A/S ................................................ 133,620 4,773,143
Energy (0.2%):
Turkiye Petrol Rafinerileri A/S ............................................. 977,491 5,352,948
10,126,091
United Kingdom (2.8%):
Communication Services (0.4%):
BT Group PLC ........................................................ 3,785,264 5,237,594
Vodafone Group PLC .................................................... 6,346,238 5,627,494
WPP PLC ............................................................ 194,147 1,839,584
12,704,672
Consumer Staples (0.9%):
Imperial Brands PLC .................................................... 358,045 8,002,329
Tesco PLC ............................................................ 2,272,075 8,508,266
Unilever PLC ......................................................... 216,648 10,873,917
27,384,512
Energy (0.5%):
BP PLC .............................................................. 1,151,304 7,221,156
Shell PLC ............................................................ 257,425 8,539,496
15,760,652
Financials (0.4%):
Admiral Group PLC ..................................................... 118,580 4,248,774
HSBC Holdings PLC .................................................... 969,375 7,575,895
11,824,669
Materials (0.3%):
Anglo American PLC .................................................... 144,668 3,564,303
Rio Tinto PLC ......................................................... 95,859 6,059,444
9,623,747
Utilities (0.3%):
National Grid PLC ...................................................... 668,705 9,008,306
86,306,558
United States (45.0%):
Communication Services (1.4%):
AT&T, Inc. ........................................................... 331,100 5,827,360
Cable One, Inc. ........................................................ 4,000 1,692,520
Cogent Communications Holdings, Inc. ....................................... 118,309 7,729,127

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
John Wiley & Sons, Inc. , Class A ............................................ 74,194 $ 2,829,017
Omnicom Group, Inc. .................................................... 71,670 6,934,789
Shutterstock, Inc. ....................................................... 89,412 4,095,964
TEGNA, Inc. .......................................................... 228,600 3,415,284
The Interpublic Group of Cos., Inc. .......................................... 162,804 5,312,294
Verizon Communications, Inc. .............................................. 141,106 5,920,808
43,757,163
Consumer Discretionary (5.4%):
Best Buy Co., Inc. ...................................................... 68,392 5,610,196
Bloomin' Brands, Inc. .................................................... 241,194 6,917,444
Carter's, Inc. .......................................................... 100,747 8,531,256
Cracker Barrel Old Country Store, Inc. ........................................ 88,398 6,429,187
Darden Restaurants, Inc. .................................................. 49,135 8,212,915
Ford Motor Co. ........................................................ 358,123 4,755,873
H&R Block, Inc. ....................................................... 182,000 8,938,020
Jack in the Box, Inc. ..................................................... 99,748 6,830,743
Kontoor Brands, Inc. .................................................... 100,649 6,064,102
La-Z-Boy, Inc. ......................................................... 94,399 3,551,290
LCI Industries ......................................................... 52,425 6,451,421
Levi Strauss & Co. , Class A ............................................... 407,598 8,147,884
Macy's, Inc. ........................................................... 205,700 4,111,943
Marriott Vacations Worldwide Corp. ......................................... 55,800 6,011,334
Nordstrom, Inc. ........................................................ 258,003 5,229,721
Oxford Industries, Inc. ................................................... 67,105 7,542,602
Papa John's International, Inc. .............................................. 111,030 7,394,598
Patrick Industries, Inc. ................................................... 23,587 2,817,939
Red Rock Resorts, Inc. , Class A ............................................. 109,744 6,564,886
Strategic Education, Inc. .................................................. 77,891 8,110,011
The Buckle, Inc. ........................................................ 189,075 7,614,050
The Cheesecake Factory, Inc. .............................................. 202,410 7,317,122
The Gap, Inc. .......................................................... 177,100 4,879,105
The Wendy's Co. ....................................................... 498,376 9,389,404
Travel + Leisure Co. ..................................................... 162,172 7,939,941
165,362,987
Consumer Staples (4.4%):
Altria Group, Inc. ....................................................... 192,137 8,381,016
Archer-Daniels-Midland Co. ............................................... 76,100 4,779,841
Campbell Soup Co. ..................................................... 159,505 7,089,997
Conagra Brands, Inc. .................................................... 251,791 7,463,085
Fresh Del Monte Produce, Inc. ............................................. 268,973 6,969,090
General Mills, Inc. ...................................................... 122,837 8,594,905
Hormel Foods Corp. ..................................................... 142,900 4,985,781
Kellanova ............................................................ 136,552 7,823,064
Kimberly-Clark Corp. .................................................... 77,994 10,088,524
Nu Skin Enterprises, Inc. , Class A ........................................... 152,062 2,103,018
PepsiCo, Inc. .......................................................... 54,600 9,555,546
Philip Morris International, Inc. ............................................. 102,913 9,428,889
The Clorox Co. ........................................................ 38,949 5,963,481
The Coca-Cola Co. ...................................................... 178,950 10,948,161
The Kraft Heinz Co. ..................................................... 221,798 8,184,346
Universal Corp. ........................................................ 172,180 8,905,150
Vector Group Ltd. ...................................................... 425,963 4,668,555
Walgreens Boots Alliance, Inc. ............................................. 177,300 3,845,637
Weis Markets, Inc. ...................................................... 64,700 4,166,680
133,944,766
Energy (5.8%):
Archrock, Inc. ......................................................... 483,658 9,513,553
Atlas Energy Solutions, Inc. (f) ............................................. 158,917 3,594,703
California Resources Corp. ................................................ 129,400 7,129,940
Chevron Corp. ......................................................... 45,205 7,130,637
ConocoPhillips ........................................................ 55,679 7,086,823

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Coterra Energy, Inc. ..................................................... 234,740 $ 6,544,551
Crescent Energy Co. , Class A .............................................. 343,526 4,087,959
CVR Energy, Inc. ....................................................... 202,727 7,229,245
Delek U.S. Holdings, Inc. ................................................. 235,200 7,230,048
Devon Energy Corp. ..................................................... 118,068 5,924,652
Diamondback Energy, Inc. ................................................ 32,483 6,437,156
EOG Resources, Inc. .................................................... 49,975 6,388,804
Equitrans Midstream Corp. ................................................ 683,800 8,540,662
Exxon Mobil Corp. ..................................................... 63,247 7,351,831
Helmerich & Payne, Inc. .................................................. 156,700 6,590,802
HF Sinclair Corp. ....................................................... 89,661 5,412,835
Kinder Morgan, Inc. ..................................................... 498,180 9,136,621
Kinetik Holdings, Inc. ................................................... 194,892 7,770,344
Northern Oil & Gas, Inc. .................................................. 197,562 7,839,260
ONEOK, Inc. .......................................................... 95,632 7,666,817
Patterson-UTI Energy, Inc. ................................................ 473,200 5,650,008
Phillips 66 ............................................................ 44,122 7,206,888
Sitio Royalties Corp. , Class A .............................................. 163,215 4,034,675
The Williams Cos., Inc. .................................................. 233,853 9,113,251
Valero Energy Corp. ..................................................... 37,974 6,481,782
World Kinect Corp. ..................................................... 283,146 7,489,212
178,583,059
Financials (9.5%):
Ally Financial, Inc. ...................................................... 106,363 4,317,274
Artisan Partners Asset Management, Inc. , Class A ................................ 176,868 8,095,248
Associated Banc-Corp. ................................................... 338,910 7,289,954
Atlantic Union Bankshares Corp. ............................................ 139,921 4,940,611
Bank of Hawaii Corp. .................................................... 91,171 5,688,159
Banner Corp. .......................................................... 120,000 5,760,000
Citigroup, Inc. ......................................................... 120,664 7,630,791
Citizens Financial Group, Inc. .............................................. 126,377 4,586,221
CME Group, Inc. ....................................................... 38,782 8,349,377
Corebridge Financial, Inc. (f) ............................................... 236,677 6,799,730
CVB Financial Corp. .................................................... 325,549 5,807,794
Fidelity National Financial, Inc. ............................................ 129,591 6,881,282
Fifth Third Bancorp ..................................................... 132,541 4,931,851
First Financial Bancorp ................................................... 261,889 5,871,551
First Hawaiian, Inc. ..................................................... 346,625 7,611,885
First Interstate BancSystem, Inc. , Class A ...................................... 223,182 6,072,782
First Merchants Corp. .................................................... 148,100 5,168,690
Franklin Resources, Inc. .................................................. 185,271 5,207,968
Fulton Financial Corp. ................................................... 501,167 7,963,544
Hope Bancorp, Inc. ..................................................... 436,300 5,021,813
Huntington Bancshares, Inc. ............................................... 388,538 5,420,105
Independent Bank Corp. .................................................. 121,647 6,328,077
Jackson Financial, Inc. , Class A ............................................. 117,762 7,788,779
KeyCorp ............................................................. 245,694 3,884,422
M&T Bank Corp. ....................................................... 34,210 4,975,502
MetLife, Inc. .......................................................... 101,757 7,541,211
Moelis & Co. , Class A ................................................... 25,661 1,456,775
Morgan Stanley ........................................................ 69,594 6,552,971
Northern Trust Corp. .................................................... 59,188 5,262,997
Northwest Bancshares, Inc. ................................................ 662,193 7,714,549
Pacific Premier Bancorp, Inc. .............................................. 219,762 5,274,288
Park National Corp. ..................................................... 29,200 3,966,820
Principal Financial Group, Inc. ............................................. 88,042 7,598,905
Provident Financial Services, Inc. ........................................... 251,949 3,670,897
Prudential Financial, Inc. ................................................. 67,769 7,956,081
Regions Financial Corp. .................................................. 236,922 4,984,839
Sandy Spring Bancorp, Inc. ................................................ 42,580 987,004
Simmons First National Corp. , Class A ....................................... 258,600 5,032,356
State Street Corp. ....................................................... 78,165 6,043,718
T. Rowe Price Group, Inc. ................................................. 48,645 5,930,798

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
The Bank of New York Mellon Corp. ......................................... 130,232 $ 7,503,968
The PNC Financial Services Group, Inc. ...................................... 37,323 6,031,397
The Western Union Co. ................................................... 600,220 8,391,076
Towne Bank .......................................................... 115,000 3,226,900
TPG, Inc. ............................................................ 63,676 2,846,317
Trustmark Corp. ........................................................ 176,500 4,961,415
U.S. Bancorp .......................................................... 105,743 4,726,712
United Bankshares, Inc. .................................................. 104,500 3,740,055
UWM Holdings Corp. (f) .................................................. 384,662 2,792,646
Virtu Financial, Inc. , Class A ............................................... 403,844 8,286,879
WesBanco, Inc. ........................................................ 177,010 5,276,668
290,151,652
Health Care (2.4%):
AbbVie, Inc. .......................................................... 48,666 8,862,079
Amgen, Inc. ........................................................... 23,500 6,681,520
Bristol-Myers Squibb Co. ................................................. 142,472 7,726,256
CVS Health Corp. ...................................................... 75,451 6,017,972
Gilead Sciences, Inc. .................................................... 87,063 6,377,365
Johnson & Johnson ..................................................... 57,000 9,016,830
Patterson Cos., Inc. ..................................................... 269,356 7,447,693
Pfizer, Inc. ............................................................ 227,336 6,308,574
Premier, Inc. , Class A .................................................... 429,890 9,500,569
Viatris, Inc. ........................................................... 420,546 5,021,319
72,960,177
Industrials (3.1%):
FTAI Aviation Ltd. ...................................................... 15,348 1,032,920
H&E Equipment Services, Inc. ............................................. 66,082 4,241,143
HNI Corp. ............................................................ 172,604 7,789,619
Insperity, Inc. .......................................................... 60,850 6,669,769
Kennametal, Inc. ....................................................... 313,149 7,809,936
Kforce, Inc. ........................................................... 98,525 6,947,983
Lockheed Martin Corp. ................................................... 18,500 8,415,095
ManpowerGroup, Inc. ................................................... 125,632 9,754,068
MDU Resources Group, Inc. ............................................... 81,500 2,053,800
MillerKnoll, Inc. ....................................................... 173,392 4,293,186
MSC Industrial Direct Co., Inc. ............................................. 116,801 11,334,369
Paychex, Inc. .......................................................... 62,800 7,711,840
The Greenbrier Cos., Inc. ................................................. 79,900 4,162,790
Trinity Industries, Inc. ................................................... 226,221 6,300,255
TTEC Holdings, Inc. .................................................... 93,412 968,682
United Parcel Service, Inc. , Class B .......................................... 42,542 6,323,017
95,808,472
Information Technology (1.7%):
Avnet, Inc. ............................................................ 202,500 10,039,950
Cisco Systems, Inc. ..................................................... 153,800 7,676,158
Corning, Inc. .......................................................... 206,946 6,820,940
Hewlett Packard Enterprise Co. ............................................. 333,800 5,918,274
HP, Inc. .............................................................. 230,553 6,967,312
International Business Machines Corp. ........................................ 40,311 7,697,788
Texas Instruments, Inc. ................................................... 37,181 6,477,302
51,597,724
Materials (1.9%):
Air Products and Chemicals, Inc. ............................................ 20,400 4,942,308
Avient Corp. .......................................................... 178,528 7,748,115
Cabot Corp. ........................................................... 36,600 3,374,520
Dow, Inc. ............................................................ 129,239 7,486,816
Greif, Inc. , Class A ...................................................... 96,940 6,693,707
International Paper Co. ................................................... 171,454 6,690,135
Kaiser Aluminum Corp. .................................................. 22,300 1,992,728
LyondellBasell Industries NV , Class A ........................................ 75,836 7,756,506

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Sensient Technologies Corp. ............................................... 110,073 $ 7,615,951
Sylvamo Corp. ......................................................... 51,100 3,154,914
57,455,700
Real Estate (0.0%):(a)
Kennedy-Wilson Holdings, Inc. ............................................. 151,137 1,296,756
Utilities (9.4%):
ALLETE, Inc. ......................................................... 179,895 10,728,938
Alliant Energy Corp. .................................................... 155,812 7,852,925
Ameren Corp. ......................................................... 94,300 6,974,428
American Electric Power Co., Inc. ........................................... 79,552 6,849,427
Avista Corp. .......................................................... 304,048 10,647,761
Brookfield Renewable Corp. , Class A ......................................... 149,777 3,675,862
California Water Service Group ............................................. 189,800 8,821,904
Clearway Energy, Inc. , Class C ............................................. 241,774 5,572,891
CMS Energy Corp. ...................................................... 129,744 7,828,753
Consolidated Edison, Inc. ................................................. 92,516 8,401,378
Dominion Energy, Inc. ................................................... 119,355 5,871,073
DTE Energy Co. ....................................................... 68,023 7,628,099
Duke Energy Corp. ...................................................... 90,689 8,770,533
Edison International ..................................................... 99,348 7,026,884
Entergy Corp. ......................................................... 73,161 7,731,655
Evergy, Inc. ........................................................... 141,638 7,560,636
Exelon Corp. .......................................................... 181,335 6,812,756
FirstEnergy Corp. ....................................................... 201,102 7,766,559
MGE Energy, Inc. ...................................................... 133,655 10,521,322
National Fuel Gas Co. ................................................... 79,200 4,254,624
NextEra Energy, Inc. .................................................... 87,900 5,617,689
NiSource, Inc. ......................................................... 263,507 7,288,604
Northwest Natural Holding Co. ............................................. 247,679 9,218,612
Northwestern Energy Group, Inc. ........................................... 217,649 11,084,864
ONE Gas, Inc. ......................................................... 150,145 9,688,857
Otter Tail Corp. ........................................................ 53,671 4,637,174
Portland General Electric Co. .............................................. 272,215 11,433,030
PPL Corp. ............................................................ 296,171 8,153,588
Public Service Enterprise Group, Inc. ......................................... 123,008 8,214,474
Sempra .............................................................. 110,363 7,927,374
SJW Group ........................................................... 139,453 7,891,645
Southwest Gas Holdings, Inc. .............................................. 72,621 5,528,637
Spire, Inc. ............................................................ 196,774 12,076,020
The AES Corp. ........................................................ 259,400 4,651,042
The Southern Co. ....................................................... 116,049 8,325,355
WEC Energy Group, Inc. ................................................. 92,591 7,603,573
Xcel Energy, Inc. ....................................................... 129,756 6,974,385
287,613,331
1,378,531,787
Total Common Stocks (Cost $2,569,433,498) 2,731,748,836
Collateral for Securities Loaned (0.4%)^
United States (0.4%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .21% (g) ........ 3,801,035 3,801,035
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .24% (g) ............ 3,801,035 3,801,035
Invesco Government & Agency Portfolio, Institutional Shares , 5 .24% (g) ............... 3,801,035 3,801,035
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .22% (g) . 3,801,035 3,801,035
Total Collateral for Securities Loaned (Cost $15,204,140) 15,204,140
Total Investments (Cost $2,584,637,638) — 89.6% 2,746,952,976
Other assets in excess of liabilities — 10.4% 318,041,413
NET ASSETS - 100.00% $ 3,064,994,389
^ Purchased with cash collateral from securities on loan.

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Name
Acquisition Date
Cost
Evraz PLC .................................................
3/19/2021
$ 4,339,844
Inter RAO UES PJSC .........................................
3/19/2021
7,868,060
Magnitogorsk Iron & Steel Works PJSC ............................
9/17/2021
4,370,482
MMC Norilsk Nickel PJSC .....................................
9/19/2014
4,446,120
Mobile TeleSystems PJSC .....................................
5/15/2020
9,690,609
Moscow Exchange MICEX-RTS PJSC ............................
9/17/2021
5,924,069
Novolipetsk Steel PJSC .......................................
9/17/2021
4,421,417
Polyus PJSC ...............................................
9/17/2021
6,022,105
Rostelecom PJSC ............................................
9/18/2020
8,205,300
RusHydro PJSC .............................................
9/18/2020
7,349,118
Severstal PAO ..............................................
3/17/2017
4,076,024
Tatneft PJSC ...............................................
9/15/2017
5,787,174
X5 Retail Group NV , GDR .....................................
9/18/2020
5,468,213
(a) Amount represents less than 0.05% of net assets.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2024, the fair value of these securities was
$33,825,720 and amounted to 1.1% of net assets.
(c) Non-income producing security.
(d) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at March 31, 2024.
(e) Security was fair valued using significant unobservable inputs as of March 31, 2024.
(f) All or a portion of this security is on loan.
(g) Rate disclosed is the daily yield on March 31, 2024.
GDR
—
Global Depositary Receipt
PCL
—
Public Company Limited
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
NASDAQ 100 E-Mini Futures ......... 5,787 6/21/24 $ 2,117,408,319 $ 2,138,296,500 $ 20,888,181
Futures Contracts Sold
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini MSCI EAFE Index Futures ...... 5,209 6/21/24 $ 607,317,766 $ 613,906,695 $ (6,588,929)
E-Mini MSCI Emerging Markets Index
Futures .......................... 11,302 6/21/24 592,031,248 592,789,900 (758,652)
E-Mini Russell 2000 Index Futures ...... 5,706 6/21/24 601,642,832 612,225,270 (10,582,438)
E-Mini S&P 500 Futures .............. 11,417 6/21/24 2,964,103,344 3,030,357,226 (66,253,882)
$ (84,183,901)
Total unrealized appreciation $ 20,888,181
Total unrealized depreciation (84,183,901)
Total net unrealized appreciation (depreciation) $ (63,295,720)

Schedule of Portfolio Investments
March 31, 2024
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VictoryShares US 500 Volatility Wtd ETF

(Unaudited)
Security Description Shares Value
Common Stocks (99.5%)
Communication Services (3.4%):
Alphabet, Inc. , Class A (a) ................................................. 6,532 $ 985,875
AT&T, Inc. ........................................................... 56,126 987,818
Charter Communications, Inc. , Class A (a) ..................................... 2,285 664,089
Comcast Corp. , Class A .................................................. 25,961 1,125,409
Electronic Arts, Inc. ..................................................... 9,285 1,231,841
Endeavor Group Holdings, Inc. , Class A ....................................... 23,248 598,171
Fox Corp. , Class A ...................................................... 34,970 1,093,512
Liberty Media Corp.-Liberty Formula One (a) ................................... 12,181 799,074
Live Nation Entertainment, Inc. (a) ........................................... 9,668 1,022,584
Meta Platforms, Inc. , Class A .............................................. 1,374 667,187
Netflix, Inc. (a) ......................................................... 1,120 680,210
News Corp. , Class A ..................................................... 40,440 1,058,719
Omnicom Group, Inc. .................................................... 12,143 1,174,957
The Interpublic Group of Cos., Inc. .......................................... 27,593 900,359
The Trade Desk, Inc. , Class A (a) ............................................ 5,848 511,232
The Walt Disney Co. .................................................... 8,175 1,000,293
T-Mobile US, Inc. ...................................................... 10,487 1,711,688
Verizon Communications, Inc. .............................................. 23,927 1,003,977
Warner Music Group Corp. , Class A ......................................... 26,752 883,351
18,100,346
Consumer Discretionary (9.7%):
Airbnb, Inc. , Class A (a) .................................................. 4,443 732,917
Amazon.com, Inc. (a) .................................................... 4,696 847,064
Aptiv PLC (a) .......................................................... 9,385 747,515
AutoZone, Inc. (a) ....................................................... 372 1,172,414
Best Buy Co., Inc. ...................................................... 11,596 951,220
Booking Holdings, Inc. ................................................... 257 932,365
Burlington Stores, Inc. (a) ................................................. 2,792 648,274
CarMax Auto Owner Trust (a) .............................................. 7,955 692,960
Carvana Co. (a) ......................................................... 2,806 246,675
Chipotle Mexican Grill, Inc. (a) ............................................. 397 1,153,988
Coupang, Inc. (a) ....................................................... 35,808 637,024
D.R. Horton, Inc. ....................................................... 5,421 892,026
Darden Restaurants, Inc. .................................................. 8,321 1,390,855
Deckers Outdoor Corp. (a) ................................................. 743 699,356
Dick's Sporting Goods, Inc. ................................................ 3,451 775,992
Domino's Pizza, Inc. ..................................................... 2,023 1,005,188
eBay, Inc. ............................................................ 18,494 976,113
Expedia Group, Inc. (a) ................................................... 3,854 530,889
Five Below, Inc. (a) ...................................................... 4,151 752,908
Floor & Decor Holdings, Inc. , Class A (a) ...................................... 5,576 722,761
Ford Motor Co. ........................................................ 60,708 806,202
Garmin Ltd. ........................................................... 8,140 1,211,802
General Motors Co. ..................................................... 19,846 900,016
Genuine Parts Co. ...................................................... 6,850 1,061,271
Hilton Worldwide Holdings, Inc. ............................................ 6,270 1,337,454
Hyatt Hotels Corp. , Class A ................................................ 5,278 842,474
Las Vegas Sands Corp. ................................................... 16,245 839,867
Lennar Corp. , Class A .................................................... 5,359 921,641
LKQ Corp. ........................................................... 23,294 1,244,133
Lowe's Cos., Inc. ....................................................... 4,758 1,212,005
Marriott International, Inc. , Class A .......................................... 4,541 1,145,740
McDonald's Corp. ...................................................... 5,879 1,657,584
MGM Resorts International (a) .............................................. 17,502 826,269
NIKE, Inc. , Class B ..................................................... 8,595 807,758
NVR, Inc. (a) .......................................................... 130 1,052,995
O'Reilly Automotive, Inc. (a) ............................................... 1,132 1,277,892
Pool Corp. ............................................................ 2,121 855,824
PulteGroup, Inc. ........................................................ 7,356 887,281
Ralph Lauren Corp. ..................................................... 4,343 815,442
Ross Stores, Inc. ....................................................... 8,405 1,233,518

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(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Royal Caribbean Cruises Ltd. (a) ............................................ 6,086 $ 846,015
Service Corp. International ................................................ 12,749 946,103
Starbucks Corp. ........................................................ 12,461 1,138,811
Tapestry, Inc. .......................................................... 15,350 728,818
Tesla, Inc. (a) .......................................................... 2,561 450,198
The Home Depot, Inc. ................................................... 3,595 1,379,042
The TJX Cos., Inc. ...................................................... 16,251 1,648,176
Toll Brothers, Inc. ...................................................... 6,456 835,213
TopBuild Corp. (a) ...................................................... 1,650 727,205
Tractor Supply Co. ...................................................... 4,258 1,114,404
Ulta Beauty, Inc. (a) ..................................................... 1,781 931,249
Williams-Sonoma, Inc. ................................................... 2,865 909,723
Wynn Resorts Ltd. ...................................................... 8,117 829,801
Yum! Brands, Inc. ...................................................... 11,482 1,591,979
51,522,409
Consumer Staples (9.0%):
Altria Group, Inc. ....................................................... 32,577 1,421,009
Archer-Daniels-Midland Co. ............................................... 12,908 810,751
Brown-Forman Corp. , Class B ............................................. 15,912 821,377
Campbell Soup Co. ..................................................... 27,050 1,202,373
Casey's General Stores, Inc. ............................................... 3,673 1,169,667
Celsius Holdings, Inc. (a) .................................................. 5,228 433,506
Church & Dwight Co., Inc. ................................................ 13,604 1,419,033
Colgate-Palmolive Co. ................................................... 19,391 1,746,160
Conagra Brands, Inc. .................................................... 42,685 1,265,183
Constellation Brands, Inc. , Class A .......................................... 5,607 1,523,758
Costco Wholesale Corp. .................................................. 2,057 1,507,020
Coty, Inc. , Class A (a) .................................................... 56,982 681,505
Dollar General Corp. .................................................... 4,996 779,676
Dollar Tree, Inc. (a) ...................................................... 5,932 789,846
elf Beauty, Inc. (a) ....................................................... 2,306 452,045
General Mills, Inc. ...................................................... 20,822 1,456,915
Hormel Foods Corp. ..................................................... 24,226 845,245
Kellanova ............................................................ 23,156 1,326,607
Keurig Dr Pepper, Inc. ................................................... 43,256 1,326,662
Kimberly-Clark Corp. .................................................... 13,227 1,710,912
Lamb Weston Holdings, Inc. ............................................... 9,209 981,035
McCormick & Co., Inc. .................................................. 15,117 1,161,137
Molson Coors Beverage Co. , Class B ......................................... 20,127 1,353,541
Mondelez International, Inc. , Class A ......................................... 19,387 1,357,090
Monster Beverage Corp. (a) ................................................ 18,623 1,103,971
PepsiCo, Inc. .......................................................... 9,250 1,618,842
Performance Food Group Co. (a) ............................................ 13,898 1,037,347
Philip Morris International, Inc. ............................................. 17,455 1,599,227
Sysco Corp. ........................................................... 17,239 1,399,462
Target Corp. .......................................................... 5,189 919,543
The Clorox Co. ........................................................ 6,613 1,012,516
The Coca-Cola Co. ...................................................... 30,336 1,855,956
The Estee Lauder Cos., Inc. ............................................... 3,786 583,612
The Hershey Co. ....................................................... 6,864 1,335,048
The Kraft Heinz Co. ..................................................... 37,595 1,387,256
The Kroger Co. ........................................................ 27,455 1,568,504
The Procter & Gamble Co. ................................................ 10,606 1,720,824
U.S. Foods Holding Corp. (a) ............................................... 24,161 1,303,969
Walgreens Boots Alliance, Inc. ............................................. 30,064 652,088
Walmart, Inc. .......................................................... 25,529 1,536,080
48,176,298
Energy (5.4%):
Baker Hughes Co. ...................................................... 36,801 1,232,834
Cheniere Energy, Inc. .................................................... 7,406 1,194,440
Chesapeake Energy Corp. (b) ............................................... 11,409 1,013,461
Chevron Corp. ......................................................... 7,669 1,209,708

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(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
ConocoPhillips ........................................................ 9,448 $ 1,202,541
Coterra Energy, Inc. ..................................................... 39,790 1,109,345
Devon Energy Corp. ..................................................... 20,022 1,004,704
Diamondback Energy, Inc. ................................................ 5,502 1,090,331
EOG Resources, Inc. .................................................... 8,473 1,083,188
EQT Corp. ............................................................ 20,727 768,350
Exxon Mobil Corp. ..................................................... 10,715 1,245,512
Halliburton Co. ........................................................ 24,994 985,264
HF Sinclair Corp. ....................................................... 15,207 918,047
Kinder Morgan, Inc. ..................................................... 84,458 1,548,960
Marathon Oil Corp. ..................................................... 34,791 985,977
Marathon Petroleum Corp. ................................................ 5,733 1,155,200
Occidental Petroleum Corp. ............................................... 16,772 1,090,012
ONEOK, Inc. .......................................................... 16,214 1,299,876
Ovintiv, Inc. .......................................................... 15,819 821,006
Permian Resources Corp. ................................................. 47,618 840,934
Phillips 66 ............................................................ 7,474 1,220,803
Schlumberger NV ...................................................... 17,908 981,537
Targa Resources Corp. ................................................... 11,056 1,238,161
Texas Pacific Land Corp. ................................................. 1,356 784,460
The Williams Cos., Inc. .................................................. 39,643 1,544,888
Valero Energy Corp. ..................................................... 6,436 1,098,561
28,668,100
Financials (17.7%):
Aflac, Inc. ............................................................ 15,175 1,302,926
Ally Financial, Inc. ...................................................... 18,038 732,162
American Express Co. ................................................... 5,333 1,214,271
American Financial Group, Inc. ............................................. 9,334 1,273,904
American International Group, Inc. .......................................... 19,559 1,528,927
Ameriprise Financial, Inc. ................................................. 3,352 1,469,651
Aon PLC , Class A ...................................................... 3,875 1,293,165
Apollo Global Management, Inc. ............................................ 8,638 971,343
Arch Capital Group Ltd. (a) ................................................ 12,175 1,125,457
Ares Management Corp. , Class A ........................................... 7,237 962,376
Arthur J. Gallagher & Co. ................................................. 5,596 1,399,224
Bank of America Corp. ................................................... 29,423 1,115,720
Berkshire Hathaway, Inc. , Class B (a) ......................................... 4,696 1,974,762
BlackRock, Inc. ........................................................ 1,526 1,272,226
Blackstone, Inc. ........................................................ 6,255 821,719
Block, Inc. (a) .......................................................... 5,938 502,236
Brown & Brown, Inc. .................................................... 15,229 1,333,147
Capital One Financial Corp. ............................................... 6,897 1,026,894
Cboe Global Markets, Inc. ................................................ 7,242 1,330,573
Chubb Ltd. ........................................................... 5,553 1,438,949
Cincinnati Financial Corp. ................................................ 10,844 1,346,499
Citigroup, Inc. ......................................................... 20,452 1,293,385
Citizens Financial Group, Inc. .............................................. 21,424 777,477
CME Group, Inc. ....................................................... 6,572 1,414,886
Coinbase Global, Inc. , Class A (a) ........................................... 1,604 425,252
Corebridge Financial, Inc. (b) ............................................... 40,133 1,153,021
Equitable Holdings, Inc. .................................................. 28,351 1,077,622
Erie Indemnity Co. , Class A ............................................... 1,896 761,377
Everest Group Ltd. ...................................................... 2,742 1,089,945
FactSet Research Systems, Inc. ............................................. 2,902 1,318,640
Fidelity National Financial, Inc. ............................................ 21,973 1,166,766
Fifth Third Bancorp ..................................................... 22,465 835,923
First Citizens BancShares, Inc. , Class A ....................................... 548 895,980
Fiserv, Inc. (a) .......................................................... 10,349 1,653,977
Franklin Resources, Inc. .................................................. 31,410 882,935
Global Payments, Inc. .................................................... 7,133 953,397
Globe Life, Inc. ........................................................ 13,290 1,546,557
Huntington Bancshares, Inc. ............................................... 65,868 918,859
Interactive Brokers Group, Inc. ............................................. 9,312 1,040,244

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(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Intercontinental Exchange, Inc. ............................................. 10,712 $ 1,472,150
Jack Henry & Associates, Inc. .............................................. 7,108 1,234,873
JPMorgan Chase & Co. .................................................. 8,890 1,780,667
KeyCorp ............................................................. 41,654 658,550
Kinsale Capital Group, Inc. ................................................ 1,231 645,955
KKR & Co., Inc. ....................................................... 8,787 883,796
Loews Corp. .......................................................... 24,324 1,904,326
LPL Financial Holdings, Inc. ............................................... 3,546 936,853
M&T Bank Corp. ....................................................... 5,809 844,861
Markel Group, Inc. (a) .................................................... 715 1,087,858
Marsh & McLennan Cos., Inc. ............................................. 8,107 1,669,880
Mastercard, Inc. , Class A ................................................. 3,299 1,588,699
MetLife, Inc. .......................................................... 17,244 1,277,953
Moody's Corp. ......................................................... 3,122 1,227,040
Morgan Stanley ........................................................ 11,805 1,111,559
Morningstar, Inc. ....................................................... 2,940 906,608
MSCI, Inc. ........................................................... 1,733 971,260
Nasdaq, Inc. .......................................................... 22,689 1,431,676
Northern Trust Corp. .................................................... 10,029 891,779
PayPal Holdings, Inc. (a) .................................................. 10,577 708,553
Principal Financial Group, Inc. ............................................. 14,924 1,288,090
Prudential Financial, Inc. ................................................. 11,486 1,348,456
Raymond James Financial, Inc. ............................................. 9,217 1,183,647
Regions Financial Corp. .................................................. 40,156 844,882
Reinsurance Group of America, Inc. ......................................... 7,394 1,426,155
RenaissanceRe Holdings Ltd. .............................................. 3,893 914,972
Ryan Specialty Holdings, Inc. .............................................. 21,968 1,219,224
S&P Global, Inc. ....................................................... 2,737 1,164,457
State Street Corp. ....................................................... 13,254 1,024,799
Synchrony Financial ..................................................... 21,978 947,691
T. Rowe Price Group, Inc. ................................................. 8,247 1,005,474
The Bank of New York Mellon Corp. ......................................... 22,073 1,271,846
The Charles Schwab Corp. ................................................ 11,717 847,608
The Goldman Sachs Group, Inc. ............................................ 2,927 1,222,579
The Hartford Financial Services Group, Inc. .................................... 15,584 1,605,931
The PNC Financial Services Group, Inc. ...................................... 6,337 1,024,059
The Progressive Corp. ................................................... 4,566 944,340
The Travelers Cos., Inc. .................................................. 6,340 1,459,088
Tradeweb Markets, Inc. , Class A ............................................ 9,984 1,040,033
U.S. Bancorp .......................................................... 17,927 801,337
Visa, Inc. , Class A ...................................................... 6,239 1,741,180
W.R. Berkley Corp. ..................................................... 14,541 1,286,006
Wells Fargo & Co. ...................................................... 18,663 1,081,708
94,570,832
Health Care (12.1%):
Abbott Laboratories ..................................................... 11,425 1,298,565
AbbVie, Inc. .......................................................... 8,245 1,501,414
Agilent Technologies, Inc. ................................................. 6,813 991,360
Align Technology, Inc. (a) ................................................. 1,627 533,526
Amgen, Inc. ........................................................... 3,988 1,133,868
Avantor, Inc. (a) ........................................................ 32,108 821,002
Becton Dickinson & Co. .................................................. 5,121 1,267,191
Biogen, Inc. (a) ......................................................... 4,925 1,061,978
BioMarin Pharmaceutical, Inc. (a) ........................................... 10,184 889,471
Bio-Techne Corp. ....................................................... 10,449 735,505
Boston Scientific Corp. (a) ................................................. 18,479 1,265,627
Bristol-Myers Squibb Co. ................................................. 24,156 1,309,980
Bruker Corp. .......................................................... 8,737 820,754
Cardinal Health, Inc. .................................................... 10,687 1,195,875
Cencora, Inc. .......................................................... 6,686 1,624,631
Centene Corp. (a) ....................................................... 12,654 993,086
Charles River Laboratories International, Inc. (a) ................................. 2,953 800,115
CVS Health Corp. ...................................................... 12,796 1,020,609

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(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Danaher Corp. ......................................................... 4,237 $ 1,058,064
DaVita, Inc. (a) ......................................................... 5,257 725,729
Dexcom, Inc. (a) ........................................................ 5,368 744,542
Edwards Lifesciences Corp. (a) ............................................. 9,824 938,781
Elevance Health, Inc. .................................................... 2,317 1,201,457
Eli Lilly & Co. ......................................................... 1,053 819,192
GE HealthCare Technologies, Inc. ........................................... 9,696 881,463
Gilead Sciences, Inc. .................................................... 14,752 1,080,584
HCA Healthcare, Inc. .................................................... 3,566 1,189,368
Hologic, Inc. (a) ........................................................ 17,323 1,350,501
Humana, Inc. .......................................................... 2,163 749,955
IDEXX Laboratories, Inc. (a) ............................................... 1,418 765,621
Incyte Corp. (a) ......................................................... 16,607 946,101
Insulet Corp. (a) ........................................................ 3,346 573,504
Intuitive Surgical, Inc. (a) ................................................. 2,257 900,746
IQVIA Holdings, Inc. (a) .................................................. 3,500 885,115
Johnson & Johnson ..................................................... 9,656 1,527,483
Laboratory Corp. of America Holdings ........................................ 6,666 1,456,254
McKesson Corp. ....................................................... 2,462 1,321,725
Medpace Holdings, Inc. (a) ................................................ 1,571 634,920
Medtronic PLC ........................................................ 15,792 1,376,273
Merck & Co., Inc. ...................................................... 11,181 1,475,333
Mettler-Toledo International, Inc. (a) ......................................... 734 977,167
Molina Healthcare, Inc. (a) ................................................ 2,519 1,034,881
Neurocrine Biosciences, Inc. (a) ............................................. 7,652 1,055,364
Pfizer, Inc. ............................................................ 38,543 1,069,568
Quest Diagnostics, Inc. ................................................... 10,643 1,416,690
Regeneron Pharmaceuticals, Inc. (a) .......................................... 1,214 1,168,463
Repligen Corp. (a) ....................................................... 2,739 503,757
ResMed, Inc. .......................................................... 3,877 767,762
Revvity, Inc. .......................................................... 6,691 702,555
STERIS PLC .......................................................... 5,305 1,192,670
Stryker Corp. .......................................................... 3,224 1,153,773
The Cigna Group ....................................................... 2,326 844,780
The Cooper Cos., Inc. (a) .................................................. 12,192 1,237,000
Thermo Fisher Scientific, Inc. .............................................. 1,948 1,132,197
United Therapeutics Corp. (a) .............................................. 4,534 1,041,550
UnitedHealth Group, Inc. ................................................. 2,364 1,169,471
Veeva Systems, Inc. , Class A (a) ............................................. 3,470 803,964
Vertex Pharmaceuticals, Inc. (a) ............................................. 2,338 977,307
Viatris, Inc. ........................................................... 71,291 851,215
Waters Corp. (a) ........................................................ 2,509 863,673
West Pharmaceutical Services, Inc. .......................................... 2,193 867,792
Zimmer Biomet Holdings, Inc. ............................................. 9,018 1,190,196
Zoetis, Inc. ........................................................... 4,905 829,975
64,719,038
Industrials (17.9%):
A.O. Smith Corp. ....................................................... 13,893 1,242,868
Advanced Drainage Systems, Inc. ........................................... 4,475 770,774
AECOM ............................................................. 13,625 1,336,340
Allegion PLC ......................................................... 7,821 1,053,567
AMETEK, Inc. ........................................................ 8,776 1,605,130
Automatic Data Processing, Inc. ............................................ 5,011 1,251,447
Axon Enterprise, Inc. (a) .................................................. 2,265 708,673
Booz Allen Hamilton Holding Corp. ......................................... 6,484 962,485
Broadridge Financial Solutions, Inc. ......................................... 6,947 1,423,162
Builders FirstSource, Inc. (a) ............................................... 2,966 618,559
Carlisle Cos., Inc. ....................................................... 2,518 986,678
Carrier Global Corp. ..................................................... 16,090 935,312
Caterpillar, Inc. ........................................................ 2,800 1,026,004
Cintas Corp. .......................................................... 2,246 1,543,069
Comfort Systems USA, Inc. ............................................... 2,260 718,025
Copart, Inc. (a) ......................................................... 21,987 1,273,487

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(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
CSX Corp. ............................................................ 37,042 $ 1,373,147
Cummins, Inc. ......................................................... 4,183 1,232,521
Dayforce, Inc. (a) ....................................................... 10,909 722,285
Deere & Co. .......................................................... 2,879 1,182,520
Delta Air Lines, Inc. ..................................................... 19,177 918,003
Dover Corp. ........................................................... 7,577 1,342,569
Eaton Corp. PLC ....................................................... 3,489 1,090,941
EMCOR Group, Inc. .................................................... 2,998 1,049,900
Emerson Electric Co. .................................................... 9,899 1,122,745
Equifax, Inc. .......................................................... 3,135 838,675
Expeditors International of Washington, Inc. .................................... 10,163 1,235,516
Fastenal Co. ........................................................... 16,942 1,306,906
FedEx Corp. .......................................................... 3,886 1,125,930
Fortive Corp. .......................................................... 13,637 1,173,055
General Dynamics Corp. .................................................. 5,059 1,429,117
General Electric Co. ..................................................... 7,224 1,268,029
Graco, Inc. ........................................................... 12,633 1,180,680
HEICO Corp. .......................................................... 6,352 1,213,232
Honeywell International, Inc. .............................................. 7,457 1,530,549
Howmet Aerospace, Inc. .................................................. 17,203 1,177,201
Hubbell, Inc. .......................................................... 2,602 1,079,960
Huntington Ingalls Industries, Inc. ........................................... 3,976 1,158,885
IDEX Corp. ........................................................... 5,583 1,362,364
Illinois Tool Works, Inc. .................................................. 5,728 1,536,994
Ingersoll Rand, Inc. ..................................................... 13,047 1,238,813
J.B. Hunt Transport Services, Inc. ........................................... 4,668 930,099
Jacobs Solutions, Inc. .................................................... 7,869 1,209,701
Johnson Controls International PLC .......................................... 16,150 1,054,918
L3Harris Technologies, Inc. ............................................... 5,185 1,104,924
Leidos Holdings, Inc. .................................................... 9,733 1,275,899
Lennox International, Inc. ................................................. 1,971 963,346
Lincoln Electric Holdings, Inc. ............................................. 4,150 1,060,076
Lockheed Martin Corp. ................................................... 3,136 1,426,472
Masco Corp. .......................................................... 12,817 1,011,005
Nordson Corp. ......................................................... 4,998 1,372,151
Norfolk Southern Corp. .................................................. 4,180 1,065,357
Northrop Grumman Corp. ................................................. 2,343 1,121,500
Old Dominion Freight Line, Inc. ............................................ 3,826 839,080
Otis Worldwide Corp. .................................................... 16,709 1,658,702
Owens Corning ........................................................ 5,560 927,408
PACCAR, Inc. ......................................................... 11,376 1,409,373
Parker-Hannifin Corp. ................................................... 1,867 1,037,660
Paychex, Inc. .......................................................... 10,646 1,307,329
Quanta Services, Inc. .................................................... 3,369 875,266
Republic Services, Inc. ................................................... 9,999 1,914,209
Rockwell Automation, Inc. ................................................ 2,660 774,938
Rollins, Inc. ........................................................... 22,685 1,049,635
RTX Corp. ............................................................ 11,076 1,080,242
Saia, Inc. (a) ........................................................... 1,115 652,275
Snap-on, Inc. .......................................................... 4,186 1,239,977
Southwest Airlines Co. ................................................... 21,976 641,479
SS&C Technologies Holdings, Inc. .......................................... 18,900 1,216,593
Textron, Inc. .......................................................... 11,468 1,100,125
Trane Technologies PLC .................................................. 3,369 1,011,374
TransDigm Group, Inc. ................................................... 987 1,215,589
Uber Technologies, Inc. (a) ................................................ 8,652 666,117
U-Haul Holding Co. ..................................................... 12,887 859,305
Union Pacific Corp. ..................................................... 4,803 1,181,202
United Airlines Holdings, Inc. (a) ............................................ 15,167 726,196
United Parcel Service, Inc. , Class B .......................................... 7,205 1,070,879
United Rentals, Inc. ..................................................... 985 710,293
Veralto Corp. .......................................................... 8,291 735,080
Verisk Analytics, Inc. .................................................... 5,900 1,390,807
Vertiv Holdings Co. , Class A ............................................... 6,849 559,358

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Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
W.W. Grainger, Inc. ..................................................... 1,200 $ 1,220,760
Waste Management, Inc. .................................................. 7,263 1,548,108
Watsco, Inc. ........................................................... 2,348 1,014,266
Westinghouse Air Brake Technologies Corp. .................................... 9,683 1,410,619
XPO, Inc. (a) .......................................................... 4,546 554,748
Xylem, Inc. ........................................................... 9,545 1,233,596
95,774,153
Information Technology (12.6%):
Accenture PLC , Class A .................................................. 3,564 1,235,318
Adobe, Inc. (a) ......................................................... 1,554 784,148
Advanced Micro Devices, Inc. (a) ............................................ 2,794 504,289
Akamai Technologies, Inc. (a) .............................................. 10,807 1,175,369
Amphenol Corp. , Class A ................................................. 13,265 1,530,118
Analog Devices, Inc. .................................................... 5,350 1,058,176
Apple, Inc. ........................................................... 7,354 1,261,064
Applied Materials, Inc. ................................................... 3,558 733,766
AppLovin Corp. , Class A (a) ............................................... 6,647 460,105
Arista Networks, Inc. (a) .................................................. 2,049 594,169
Autodesk, Inc. (a) ....................................................... 3,698 963,033
Bentley Systems, Inc. , Class B ............................................. 16,651 869,515
Broadcom, Inc. ........................................................ 597 791,270
Cadence Design Systems, Inc. (a) ............................................ 3,170 986,758
CDW Corp. ........................................................... 5,481 1,401,930
Cisco Systems, Inc. ..................................................... 26,066 1,300,954
Cognizant Technology Solutions Corp. , Class A ................................. 15,168 1,111,663
Corning, Inc. .......................................................... 35,088 1,156,500
Corpay, Inc. (a) ......................................................... 3,573 1,102,413
Datadog, Inc. , Class A (a) ................................................. 3,523 435,443
Dell Technologies, Inc. , Class C ............................................ 6,773 772,867
DocuSign, Inc. (a) ....................................................... 12,116 721,508
Dynatrace, Inc. (a) ...................................................... 15,946 740,532
Elastic NV (a) .......................................................... 2,942 294,906
Enphase Energy, Inc. (a) .................................................. 3,171 383,628
Entegris, Inc. .......................................................... 5,288 743,176
EPAM Systems, Inc. (a) ................................................... 2,439 673,554
F5, Inc. (a) ............................................................ 7,042 1,335,093
Fair Isaac Corp. (a) ...................................................... 737 920,963
First Solar, Inc. (a) ...................................................... 3,659 617,639
Fortinet, Inc. (a) ........................................................ 8,356 570,798
Gartner, Inc. (a) ........................................................ 2,069 986,230
Gen Digital, Inc. ....................................................... 38,066 852,678
GoDaddy, Inc. , Class A (a) ................................................. 8,258 980,059
Hewlett Packard Enterprise Co. ............................................. 56,593 1,003,394
HP, Inc. .............................................................. 39,092 1,181,360
Intel Corp. ............................................................ 15,242 673,239
International Business Machines Corp. ........................................ 6,839 1,305,975
Intuit, Inc. ............................................................ 1,645 1,069,250
Jabil, Inc. ............................................................ 4,330 580,003
Keysight Technologies, Inc. (a) ............................................. 5,773 902,782
KLA Corp. ........................................................... 1,131 790,083
Lam Research Corp. ..................................................... 791 768,512
Lattice Semiconductor Corp. (a) ............................................. 6,746 527,740
Manhattan Associates, Inc. (a) .............................................. 3,672 918,845
Microchip Technology, Inc. ................................................ 9,445 847,311
Microsoft Corp. ........................................................ 2,867 1,206,204
MicroStrategy, Inc. (a) .................................................... 338 576,141
Monolithic Power Systems, Inc. ............................................ 795 538,549
Motorola Solutions, Inc. .................................................. 4,297 1,525,349
NetApp, Inc. .......................................................... 11,383 1,194,874
NVIDIA Corp. ......................................................... 757 683,995
NXP Semiconductors NV ................................................. 3,292 815,659
ON Semiconductor Corp. (a) ............................................... 6,818 501,464
Oracle Corp. .......................................................... 6,935 871,105

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(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Palantir Technologies, Inc. , Class A (a) ........................................ 13,958 $ 321,174
Palo Alto Networks, Inc. (a) ................................................ 1,529 434,435
PTC, Inc. (a) ........................................................... 6,953 1,313,700
Pure Storage, Inc. , Class A (a) .............................................. 10,086 524,371
QUALCOMM, Inc. ..................................................... 5,408 915,574
Roper Technologies, Inc. .................................................. 3,083 1,729,070
Salesforce, Inc. ........................................................ 3,101 933,959
ServiceNow, Inc. (a) ..................................................... 1,240 945,376
Skyworks Solutions, Inc. ................................................. 8,694 941,734
Super Micro Computer, Inc. (a) ............................................. 302 305,029
Synopsys, Inc. (a) ....................................................... 1,585 905,828
TE Connectivity Ltd. .................................................... 8,320 1,208,397
Teledyne Technologies, Inc. (a) ............................................. 2,828 1,214,117
Teradyne, Inc. ......................................................... 7,397 834,604
Texas Instruments, Inc. ................................................... 6,298 1,097,175
Trimble, Inc. (a) ........................................................ 12,967 834,556
Tyler Technologies, Inc. (a) ................................................ 2,377 1,010,249
VeriSign, Inc. (a) ........................................................ 6,894 1,306,482
Workday, Inc. , Class A (a) ................................................. 2,901 791,248
Zebra Technologies Corp. (a) ............................................... 2,030 611,923
Zoom Video Communications, Inc. , Class A (a) .................................. 11,397 745,022
67,455,489
Materials (4.8%):
Air Products and Chemicals, Inc. ............................................ 3,459 838,012
Albemarle Corp. ....................................................... 3,776 497,450
Avery Dennison Corp. ................................................... 6,196 1,383,257
Ball Corp. ............................................................ 12,745 858,503
Celanese Corp. ......................................................... 6,056 1,040,784
CF Industries Holdings, Inc. ............................................... 10,940 910,318
Corteva, Inc. .......................................................... 13,848 798,614
Dow, Inc. ............................................................ 21,917 1,269,652
DuPont de Nemours, Inc. ................................................. 13,324 1,021,551
Ecolab, Inc. ........................................................... 5,596 1,292,116
Freeport-McMoRan, Inc. ................................................. 19,580 920,652
International Paper Co. ................................................... 29,070 1,134,311
Linde PLC ............................................................ 3,188 1,480,252
LyondellBasell Industries NV , Class A ........................................ 12,862 1,315,525
Martin Marietta Materials, Inc. ............................................. 1,902 1,167,714
Nucor Corp. ........................................................... 4,848 959,419
Packaging Corp. of America ............................................... 6,352 1,205,483
PPG Industries, Inc. ..................................................... 8,886 1,287,582
Reliance, Inc. .......................................................... 2,996 1,001,203
RPM International, Inc. .................................................. 8,758 1,041,764
Steel Dynamics, Inc. ..................................................... 6,198 918,730
The Sherwin-Williams Co. ................................................ 3,789 1,316,033
Vulcan Materials Co. .................................................... 4,300 1,173,556
Westlake Corp. ........................................................ 6,377 974,406
25,806,887
Real Estate (0.4%):
CBRE Group, Inc. , Class A (a) .............................................. 9,439 917,848
CoStar Group, Inc. (a) .................................................... 10,613 1,025,216
1,943,064
Utilities (6.5%):
Alliant Energy Corp. .................................................... 26,418 1,331,467
Ameren Corp. ......................................................... 15,985 1,182,251
American Electric Power Co., Inc. ........................................... 13,495 1,161,919
American Water Works Co., Inc. ............................................ 9,284 1,134,598
Atmos Energy Corp. ..................................................... 13,062 1,552,680
CenterPoint Energy, Inc. .................................................. 47,195 1,344,586
CMS Energy Corp. ...................................................... 22,000 1,327,480
Consolidated Edison, Inc. ................................................. 15,687 1,424,536

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Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Constellation Energy Corp. ................................................ 4,193 $ 775,076
Dominion Energy, Inc. ................................................... 20,232 995,212
DTE Energy Co. ....................................................... 11,525 1,292,413
Duke Energy Corp. ...................................................... 15,384 1,487,787
Edison International ..................................................... 16,846 1,191,518
Entergy Corp. ......................................................... 12,407 1,311,172
Evergy, Inc. ........................................................... 24,009 1,281,600
Exelon Corp. .......................................................... 30,748 1,155,202
FirstEnergy Corp. ....................................................... 34,093 1,316,672
NextEra Energy, Inc. .................................................... 14,901 952,323
NiSource, Inc. ......................................................... 44,674 1,235,683
PG&E Corp. .......................................................... 67,810 1,136,496
PPL Corp. ............................................................ 50,217 1,382,474
Public Service Enterprise Group, Inc. ......................................... 20,854 1,392,630
Sempra .............................................................. 18,716 1,344,370
The AES Corp. ........................................................ 43,969 788,364
The Southern Co. ....................................................... 19,670 1,411,126
Vistra Corp. ........................................................... 18,502 1,288,664
WEC Energy Group, Inc. ................................................. 15,696 1,288,956
Xcel Energy, Inc. ....................................................... 22,002 1,182,607
34,669,862
Total Common Stocks (Cost $405,418,065) 531,406,478
Collateral for Securities Loaned (0.4%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .21% (c) ........ 490,837 490,837
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .24% (c) ............ 490,837 490,837
Invesco Government & Agency Portfolio, Institutional Shares , 5 .24% (c) ............... 490,837 490,837
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .22% (c) . 490,837 490,837
Total Collateral for Securities Loaned (Cost $1,963,348) 1,963,348
Total Investments (Cost $407,381,413) — 99.9% 533,369,826
Other assets in excess of liabilities — 0.1% 532,480
NET ASSETS - 100.00% $ 533,902,306
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on March 31, 2024.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 8 6/21/24 $ 2,087,872 $ 2,123,400 $ 35,528
Total unrealized appreciation $ 35,528
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 35,528

Schedule of Portfolio Investments
March 31, 2024
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(Unaudited)
Security Description Shares Value
Common Stocks (99.5%)
Communication Services (2.6%):
Cable One, Inc. ........................................................ 102 $ 43,159
Cargurus, Inc.(a) ....................................................... 2,069 47,752
Cinemark Holdings, Inc.(a) ................................................ 2,766 49,705
Cogent Communications Holdings, Inc. ....................................... 696 45,470
Frontier Communications Parent, Inc.(a) ...................................... 1,078 26,411
Integral Ad Science Holding Corp.(a) ......................................... 2,463 24,556
Madison Square Garden Entertainment Corp.(a) ................................. 1,200 47,052
Madison Square Garden Sports Corp.(a) ....................................... 325 59,969
Shutterstock, Inc. ....................................................... 723 33,121
Sphere Entertainment Co.(a) ............................................... 703 34,503
TEGNA, Inc. .......................................................... 5,057 75,552
TripAdvisor, Inc.(a) ..................................................... 1,448 40,240
United States Cellular Corp.(a) ............................................. 402 14,673
Warner Music Group Corp., Class A ......................................... 1,864 61,549
Yelp, Inc.(a) ........................................................... 1,349 53,151
Ziff Davis, Inc.(a) ....................................................... 886 55,853
712,716
Consumer Discretionary (15.4%):
Abercrombie & Fitch Co.(a) ............................................... 301 37,724
Academy Sports & Outdoors, Inc. ........................................... 603 40,727
Acushnet Holdings Corp. ................................................. 887 58,498
Adient PLC(a) ......................................................... 1,488 48,985
Adtalem Global Education, Inc.(a) ........................................... 859 44,153
Advance Auto Parts, Inc. ................................................. 618 52,586
American Eagle Outfitters, Inc. ............................................. 1,907 49,181
Arhaus, Inc. ........................................................... 2,703 41,599
Asbury Automotive Group, Inc.(a) ........................................... 231 54,465
Atmus Filtration Technologies, Inc.(a) ........................................ 2,295 74,014
Bloomin' Brands, Inc. .................................................... 1,995 57,217
Boot Barn Holdings, Inc.(a) ............................................... 441 41,961
Bowlero Corp., Class A(b) ................................................ 2,522 34,551
Brinker International, Inc.(a) ............................................... 1,040 51,667
Camping World Holdings, Inc., Class A ....................................... 1,422 39,603
Carter's, Inc. .......................................................... 807 68,337
Carvana Co.(a) ......................................................... 195 17,142
Cavco Industries, Inc.(a) .................................................. 123 49,084
Century Communities, Inc. ................................................ 535 51,627
Chewy, Inc., Class A(a) .................................................. 1,948 30,993
Columbia Sportswear Co. ................................................. 907 73,630
Cracker Barrel Old Country Store, Inc.(b) ..................................... 697 50,693
Dana, Inc. ............................................................ 3,832 48,666
Dave & Buster's Entertainment, Inc.(a) ....................................... 638 39,939
Dillard's, Inc., Class A ................................................... 108 50,937
Dorman Products, Inc.(a) ................................................. 474 45,689
Dream Finders Homes, Inc., Class A(a) ....................................... 683 29,868
Dutch Bros, Inc., Class A(a) ............................................... 1,315 43,395
First Watch Restaurant Group, Inc.(a) ........................................ 2,217 54,583
Foot Locker, Inc. ....................................................... 829 23,626
Fox Factory Holding Corp.(a) .............................................. 606 31,554
Frontdoor, Inc.(a) ....................................................... 1,848 60,208
Gentherm, Inc.(a) ....................................................... 624 35,930
Graham Holdings Co., Class B ............................................. 115 88,283
Grand Canyon Education, Inc.(a) ............................................ 498 67,833
Green Brick Partners, Inc.(a) ............................................... 759 45,715
Group 1 Automotive, Inc. ................................................. 195 56,985
H&R Block, Inc. ....................................................... 1,430 70,227
Helen of Troy Ltd.(a) .................................................... 345 39,758
Installed Building Products, Inc. ............................................ 189 48,900
Jack in the Box, Inc. ..................................................... 777 53,209
KB Home ............................................................ 745 52,806
Kontoor Brands, Inc. .................................................... 758 45,669

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(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Laureate Education, Inc. .................................................. 4,774 $ 69,557
La-Z-Boy, Inc. ......................................................... 1,432 53,872
LCI Industries ......................................................... 367 45,163
Leslie's, Inc.(a) ........................................................ 2,724 17,706
Levi Strauss & Co., Class A ............................................... 2,986 59,690
LGI Homes, Inc.(a) ..................................................... 341 39,682
Life Time Group Holdings, Inc.(a) ........................................... 2,494 38,707
M/I Homes, Inc.(a) ...................................................... 364 49,610
Macy's, Inc. ........................................................... 2,019 40,360
Marriott Vacations Worldwide Corp. ......................................... 445 47,940
Mister Car Wash, Inc.(a)(b) ................................................ 3,938 30,519
Modine Manufacturing Co.(a) .............................................. 412 39,218
Nordstrom, Inc. ........................................................ 1,863 37,763
Ollie's Bargain Outlet Holdings, Inc.(a) ....................................... 704 56,017
Oxford Industries, Inc. ................................................... 556 62,494
Papa John's International, Inc. .............................................. 795 52,947
Patrick Industries, Inc. ................................................... 483 57,704
Phinia, Inc. ........................................................... 897 34,472
Red Rock Resorts, Inc., Class A ............................................. 919 54,975
Revolve Group, Inc.(a)(b) ................................................. 1,479 31,310
Shake Shack, Inc., Class A(a) .............................................. 336 34,954
Signet Jewelers Ltd. ..................................................... 413 41,329
Skyline Champion Corp.(a) ................................................ 488 41,485
Sonic Automotive, Inc., Class A ............................................ 786 44,755
Steven Madden Ltd. ..................................................... 1,499 63,378
Strategic Education, Inc. .................................................. 523 54,455
Stride, Inc.(a) .......................................................... 933 58,826
The Buckle, Inc. ........................................................ 1,305 52,552
The Cheesecake Factory, Inc. .............................................. 1,615 58,382
The Gap, Inc. .......................................................... 1,661 45,761
The ODP Corp.(a) ...................................................... 964 51,140
The Wendy's Co. ....................................................... 4,624 87,116
Topgolf Callaway Brands Corp.(a) ........................................... 2,515 40,668
Travel + Leisure Co. ..................................................... 1,127 55,178
Tri Pointe Homes, Inc.(a) ................................................. 1,351 52,230
Under Armour, Inc., Class A(a) ............................................. 4,663 34,413
United Parks & Resorts, Inc.(a) ............................................. 962 54,074
Urban Outfitters, Inc.(a) .................................................. 1,082 46,980
Victoria's Secret & Co.(a) ................................................. 1,027 19,903
Visteon Corp.(a) ........................................................ 478 56,218
Wingstop, Inc. ......................................................... 151 55,326
Winnebago Industries, Inc. ................................................ 798 59,052
Worthington Enterprises, Inc. .............................................. 785 48,851
XPEL, Inc.(a) ......................................................... 712 38,462
YETI Holdings, Inc.(a) ................................................... 870 33,538
4,250,949
Consumer Staples (4.9%):
BellRing Brands, Inc.(a) .................................................. 1,159 68,416
Cal-Maine Foods, Inc. ................................................... 1,011 59,497
Central Garden & Pet Co., Class A(a) ........................................ 1,452 53,608
Edgewell Personal Care Co. ............................................... 1,884 72,798
Energizer Holdings, Inc. .................................................. 1,926 56,701
Grocery Outlet Holding Corp.(a) ............................................ 2,537 73,015
Ingles Markets, Inc., Class A ............................................... 1,174 90,022
Inter Parfums, Inc. ...................................................... 348 48,898
J & J Snack Foods Corp. .................................................. 511 73,870
MGP Ingredients, Inc. .................................................... 541 46,596
National Beverage Corp.(a) ................................................ 1,162 55,149
Seaboard Corp. ........................................................ 27 87,046
Spectrum Brands Holdings, Inc. ............................................ 849 75,570
Sprouts Farmers Market, Inc.(a) ............................................ 996 64,222
The Andersons, Inc. ..................................................... 987 56,624
The Boston Beer Co., Inc., Class A(a) ........................................ 144 43,837

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(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
The Chefs' Warehouse, Inc.(a) .............................................. 1,023 $ 38,526
The Simply Good Foods Co.(a) ............................................. 1,671 56,864
The Vita Coco Co., Inc.(a) ................................................ 1,281 31,295
Tootsie Roll Industries, Inc. ................................................ 69 2,219
TreeHouse Foods, Inc.(a) ................................................. 1,382 53,829
Vector Group Ltd. ...................................................... 4,514 49,473
WD-40 Co. ........................................................... 181 45,849
Weis Markets, Inc. ...................................................... 936 60,278
1,364,202
Energy (6.1%):
Archrock, Inc. ......................................................... 3,043 59,856
Atlas Energy Solutions, Inc. ............................................... 2,366 53,519
Cactus, Inc., Class A ..................................................... 1,137 56,952
California Resources Corp. ................................................ 1,085 59,783
CNX Resources Corp.(a) ................................................. 3,173 75,264
Comstock Resources, Inc.(b) ............................................... 4,560 42,317
CONSOL Energy, Inc. ................................................... 465 38,948
Crescent Energy Co., Class A .............................................. 3,667 43,637
CVR Energy, Inc. ....................................................... 1,545 55,095
Delek U.S. Holdings, Inc. ................................................. 1,923 59,113
Dorian LPG Ltd. ....................................................... 1,045 40,191
Equitrans Midstream Corp. ................................................ 5,054 63,124
Gulfport Energy Corp.(a) ................................................. 377 60,365
Helmerich & Payne, Inc. .................................................. 1,222 51,397
HighPeak Energy, Inc.(b) ................................................. 1,652 26,052
International Seaways, Inc. ................................................ 988 52,562
Kinetik Holdings, Inc. ................................................... 1,902 75,833
Kosmos Energy Ltd.(a) ................................................... 6,697 39,914
Liberty Energy, Inc. ..................................................... 2,151 44,569
Magnolia Oil & Gas Corp., Class A .......................................... 2,667 69,209
Northern Oil & Gas, Inc. .................................................. 1,598 63,409
Oceaneering International, Inc.(a) ........................................... 2,037 47,666
Par Pacific Holdings, Inc.(a) ............................................... 1,442 53,440
Patterson-UTI Energy, Inc. ................................................ 3,400 40,596
Peabody Energy Corp. ................................................... 2,123 51,504
Permian Resources Corp. ................................................. 3,320 58,631
RPC, Inc. ............................................................ 6,106 47,260
SM Energy Co. ........................................................ 1,099 54,785
Talos Energy, Inc.(a) ..................................................... 3,451 48,072
Tidewater, Inc.(a) ....................................................... 564 51,888
Vital Energy, Inc.(a) ..................................................... 814 42,768
World Kinect Corp. ..................................................... 2,188 57,873
1,685,592
Financials (23.5%):
Affiliated Managers Group, Inc. ............................................ 413 69,165
Ameris Bancorp ........................................................ 1,148 55,540
Artisan Partners Asset Management, Inc., Class A ................................ 1,357 62,110
Associated Banc-Corp. ................................................... 2,604 56,012
Assured Guaranty Ltd. ................................................... 818 71,371
Atlantic Union Bankshares Corp. ............................................ 1,568 55,366
Axis Capital Holdings Ltd. ................................................ 1,217 79,129
Axos Financial, Inc.(a) ................................................... 713 38,531
BancFirst Corp. ........................................................ 679 59,772
Bank of Hawaii Corp. .................................................... 710 44,297
Bank OZK ............................................................ 1,076 48,915
BankUnited, Inc. ....................................................... 1,504 42,112
Banner Corp. .......................................................... 1,249 59,952
BGC Group, Inc., Class A ................................................. 6,658 51,733
Bread Financial Holdings, Inc. ............................................. 1,116 41,560
Cadence Bank ......................................................... 1,625 47,125
Cathay General Bancorp .................................................. 1,448 54,778
City Holding Co. ....................................................... 753 78,478

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(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
CNO Financial Group, Inc. ................................................ 2,867 $ 78,785
Cohen & Steers, Inc. .................................................... 720 55,361
Columbia Banking System, Inc. ............................................ 2,060 39,861
Community Bank System, Inc. ............................................. 1,152 55,331
Customers Bancorp, Inc.(a) ................................................ 673 35,709
CVB Financial Corp. .................................................... 2,501 44,618
Donnelley Financial Solutions, Inc.(a) ........................................ 1,029 63,808
Eastern Bankshares, Inc. .................................................. 3,854 53,108
Enova International, Inc.(a) ................................................ 703 44,169
Enstar Group Ltd.(a) .................................................... 254 78,933
Enterprise Financial Services Corp. .......................................... 1,451 58,853
Euronet Worldwide, Inc.(a) ................................................ 435 47,820
EVERTEC, Inc. ........................................................ 1,836 73,256
FB Financial Corp. ...................................................... 1,324 49,862
Federal Agricultural Mortgage Corp., Class C ................................... 389 76,586
Federated Hermes, Inc. ................................................... 2,100 75,852
First Bancorp .......................................................... 1,375 49,665
First Bancorp .......................................................... 3,651 64,039
First Financial Bancorp ................................................... 2,561 57,418
First Financial Bankshares, Inc. ............................................. 1,680 55,121
First Hawaiian, Inc. ..................................................... 2,699 59,270
First Interstate BancSystem, Inc., Class A ...................................... 1,718 46,747
First Merchants Corp. .................................................... 1,736 60,586
FirstCash Holdings, Inc. .................................................. 665 84,814
FNB Corp. ............................................................ 4,989 70,345
Fulton Financial Corp. ................................................... 3,809 60,525
Genworth Financial, Inc.(a) ................................................ 9,058 58,243
Glacier Bancorp, Inc. .................................................... 1,096 44,147
Goosehead Insurance, Inc., Class A(a) ........................................ 528 35,175
Hamilton Lane, Inc., Class A ............................................... 596 67,205
Hancock Whitney Corp. .................................................. 1,208 55,616
Heartland Financial USA, Inc. .............................................. 1,436 50,475
Hilltop Holdings, Inc. .................................................... 1,971 61,732
Home BancShares, Inc. ................................................... 2,794 68,649
Horace Mann Educators Corp. .............................................. 2,149 79,492
Houlihan Lokey, Inc. .................................................... 601 77,042
Independent Bank Corp. .................................................. 947 49,263
Independent Bank Group, Inc. .............................................. 1,041 47,522
International Bancshares Corp. ............................................. 1,286 72,196
Jackson Financial, Inc., Class A ............................................. 916 60,584
Lakeland Financial Corp. ................................................. 781 51,796
Live Oak Bancshares, Inc. ................................................ 930 38,604
Merchants Bancorp ..................................................... 1,236 53,370
Mercury General Corp. ................................................... 885 45,666
MGIC Investment Corp. .................................................. 4,578 102,364
Mr. Cooper Group, Inc.(a) ................................................. 967 75,378
Navient Corp. ......................................................... 3,974 69,148
NBT Bancorp, Inc. ...................................................... 1,676 61,476
Nelnet, Inc., Class A ..................................................... 1,057 100,045
NMI Holdings, Inc., Class A(a) ............................................. 2,587 83,664
Northwest Bancshares, Inc. ................................................ 5,539 64,529
OFG Bancorp ......................................................... 1,684 61,988
Old National Bancorp .................................................... 3,591 62,519
Pacific Premier Bancorp, Inc. .............................................. 1,976 47,424
Palomar Holdings, Inc.(a) ................................................. 570 47,783
Park National Corp. ..................................................... 450 61,132
Payoneer Global, Inc.(a) .................................................. 7,861 38,204
PennyMac Financial Services, Inc. .......................................... 609 55,474
Piper Sandler Cos. ...................................................... 330 65,502
PJT Partners, Inc., Class A ................................................ 612 57,687
Radian Group, Inc. ...................................................... 2,805 93,883
Renasant Corp. ........................................................ 1,626 50,926
Ryan Specialty Holdings, Inc. .............................................. 1,531 84,971
Seacoast Banking Corp. of Florida ........................................... 2,021 51,313

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Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
ServisFirst Bancshares, Inc. ............................................... 580 $ 38,489
Shift4 Payments, Inc., Class A(a) ............................................ 470 31,053
Simmons First National Corp., Class A ....................................... 2,715 52,834
SiriusPoint Ltd.(a) ...................................................... 4,710 59,864
SLM Corp. ........................................................... 3,023 65,871
StepStone Group, Inc., Class A ............................................. 1,725 61,652
Stewart Information Services Corp. .......................................... 925 60,180
StoneX Group, Inc.(a) ................................................... 881 61,899
Synovus Financial Corp. .................................................. 1,227 49,154
Texas Capital Bancshares, Inc.(a) ........................................... 917 56,441
The Bancorp, Inc.(a) ..................................................... 1,131 37,843
The Hanover Insurance Group, Inc. .......................................... 690 93,957
The Western Union Co. ................................................... 5,219 72,962
Towne Bank .......................................................... 2,198 61,676
Triumph Financial, Inc.(a) ................................................. 706 56,000
Trustmark Corp. ........................................................ 2,068 58,131
UMB Financial Corp. .................................................... 641 55,761
United Bankshares, Inc. .................................................. 1,620 57,980
United Community Banks, Inc. ............................................. 2,003 52,719
Victory Capital Holdings, Inc., Class A(c) ..................................... 1,752 74,337
Virtu Financial, Inc., Class A ............................................... 3,379 69,337
Virtus Investment Partners, Inc. ............................................. 262 64,971
WaFd, Inc. ............................................................ 1,843 53,502
Walker & Dunlop, Inc. ................................................... 489 49,418
WesBanco, Inc. ........................................................ 1,826 54,433
White Mountains Insurance Group Ltd. ....................................... 42 75,361
WSFS Financial Corp. ................................................... 1,144 51,640
6,486,040
Health Care (6.2%):
Addus HomeCare Corp.(a) ................................................ 682 70,478
Alkermes PLC(a) ....................................................... 1,441 39,008
AMN Healthcare Services, Inc.(a) ........................................... 679 42,444
Amneal Pharmaceuticals, Inc.(a) ............................................ 4,718 28,591
Amphastar Pharmaceuticals, Inc.(a) .......................................... 750 32,933
ANI Pharmaceuticals, Inc.(a) .............................................. 693 47,907
Astrana Health, Inc.(a) ................................................... 812 34,096
Catalyst Pharmaceuticals, Inc.(a) ............................................ 2,320 36,981
CONMED Corp. ....................................................... 613 49,089
Corcept Therapeutics, Inc.(a) .............................................. 1,184 29,825
CorVel Corp.(a) ........................................................ 250 65,740
Doximity, Inc., Class A(a) ................................................. 1,250 33,637
Dynavax Technologies Corp.(a) ............................................. 4,559 56,577
Fortrea Holdings, Inc.(a) .................................................. 1,033 41,465
Globus Medical, Inc.(a) .................................................. 1,167 62,598
Haemonetics Corp.(a) .................................................... 852 72,718
Harmony Biosciences Holdings, Inc.(a) ....................................... 892 29,953
Integer Holdings Corp.(a) ................................................. 507 59,157
Integra LifeSciences Holdings Corp.(a) ....................................... 1,442 51,119
Kiniksa Pharmaceuticals Ltd., Class A(a) ...................................... 1,437 28,352
Krystal Biotech, Inc.(a) ................................................... 159 28,291
LeMaitre Vascular, Inc. ................................................... 626 41,541
Ligand Pharmaceuticals, Inc.(a) ............................................. 559 40,863
Merit Medical Systems, Inc.(a) ............................................. 693 52,495
National HealthCare Corp. ................................................ 655 61,904
Neogen Corp.(a) ....................................................... 2,465 38,898
Pacira BioSciences, Inc.(a) ................................................ 1,601 46,781
Patterson Cos., Inc. ..................................................... 1,710 47,281
Premier, Inc., Class A .................................................... 3,213 71,007
Privia Health Group, Inc.(a) ............................................... 1,560 30,560
Progyny, Inc.(a) ........................................................ 1,220 46,543
RadNet, Inc.(a) ........................................................ 1,201 58,441
Schrodinger, Inc.(a) ..................................................... 944 25,488
Select Medical Holdings Corp. ............................................. 1,957 59,004

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Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
STAAR Surgical Co.(a) .................................................. 987 $ 37,782
TG Therapeutics, Inc.(a) .................................................. 986 14,997
U.S. Physical Therapy, Inc. ................................................ 571 64,449
UFP Technologies, Inc.(a) ................................................. 193 48,675
1,727,668
Industrials (21.6%):
AAR Corp.(a) ......................................................... 921 55,140
ABM Industries, Inc. .................................................... 1,171 52,250
Air Lease Corp. ........................................................ 1,718 88,374
Alamo Group, Inc. ...................................................... 296 67,586
Albany International Corp. ................................................ 718 67,140
American Woodmark Corp.(a) .............................................. 473 48,085
ArcBest Corp. ......................................................... 274 39,045
Arcosa, Inc. ........................................................... 796 68,345
Armstrong World Industries, Inc. ............................................ 531 65,961
Array Technologies, Inc.(a) ................................................ 1,930 28,776
ASGN, Inc.(a) ......................................................... 674 70,608
AZZ, Inc. ............................................................ 1,015 78,470
Barnes Group, Inc. ...................................................... 1,028 38,190
Boise Cascade Co. ...................................................... 389 59,661
Brady Corp., Class A .................................................... 1,316 78,012
Casella Waste Systems, Inc.(a) ............................................. 798 78,898
CBIZ, Inc.(a) .......................................................... 1,004 78,814
Cimpress PLC(a) ....................................................... 373 33,014
Concentrix Corp. ....................................................... 583 38,606
Construction Partners, Inc., Class A(a) ........................................ 980 55,027
CoreCivic, Inc.(a) ...................................................... 3,741 58,397
CSG Systems International, Inc. ............................................ 898 46,283
CSW Industrials, Inc. .................................................... 304 71,318
DNOW, Inc.(a) ........................................................ 2,998 45,570
Dycom Industries, Inc.(a) ................................................. 379 54,398
Encore Wire Corp. ...................................................... 221 58,074
Enerpac Tool Group Corp. ................................................ 1,667 59,445
EnerSys .............................................................. 610 57,621
Enpro, Inc. ........................................................... 344 58,057
Esab Corp. ............................................................ 630 69,659
ESCO Technologies, Inc. ................................................. 711 76,113
ExlService Holdings, Inc.(a) ............................................... 1,990 63,282
Exponent, Inc. ......................................................... 627 51,847
Federal Signal Corp. ..................................................... 866 73,497
First Advantage Corp. .................................................... 3,893 63,144
Flowserve Corp. ........................................................ 1,777 81,173
Fluor Corp.(a) ......................................................... 1,198 50,651
Franklin Electric Co., Inc. ................................................. 785 83,846
FTAI Aviation Ltd. ...................................................... 1,034 69,588
GATX Corp. .......................................................... 630 84,439
Gibraltar Industries, Inc.(a) ................................................ 671 54,036
GMS, Inc.(a) .......................................................... 693 67,457
Granite Construction, Inc. ................................................. 994 56,787
Griffon Corp. .......................................................... 747 54,785
H&E Equipment Services, Inc. ............................................. 840 53,911
Hayward Holdings, Inc.(a) ................................................ 2,804 42,929
Helios Technologies, Inc. ................................................. 969 43,305
Herc Holdings, Inc. ..................................................... 256 43,085
Hillenbrand, Inc. ....................................................... 1,288 64,774
HNI Corp. ............................................................ 1,413 63,769
Hub Group, Inc., Class A ................................................. 1,536 66,386
Huron Consulting Group, Inc.(a) ............................................ 482 46,571
ICF International, Inc. ................................................... 475 71,549
IES Holdings, Inc.(a) .................................................... 423 51,454
Insperity, Inc. .......................................................... 452 49,544
Janus International Group, Inc.(a) ........................................... 3,383 51,185
JELD-WEN Holding, Inc.(a) ............................................... 2,049 43,500

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(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
John Bean Technologies Corp. .............................................. 544 $ 57,060
Kadant, Inc. ........................................................... 189 62,011
Kennametal, Inc. ....................................................... 2,398 59,806
Kirby Corp.(a) ......................................................... 982 93,604
Korn Ferry ........................................................... 1,160 76,282
Legalzoom.com, Inc.(a) .................................................. 2,968 39,593
ManpowerGroup, Inc. ................................................... 1,003 77,873
Marten Transport Ltd. .................................................... 3,527 65,179
Masterbrand, Inc.(a) ..................................................... 2,879 53,952
Matson, Inc. .......................................................... 537 60,359
Maximus, Inc. ......................................................... 849 71,231
MDU Resources Group, Inc. ............................................... 4,000 100,800
MillerKnoll, Inc. ....................................................... 1,173 29,043
Moog, Inc., Class A ..................................................... 392 62,583
MSC Industrial Direct Co., Inc. ............................................. 919 89,180
Mueller Industries, Inc. ................................................... 1,204 64,932
Mueller Water Products, Inc., Class A ........................................ 3,820 61,464
MYR Group, Inc.(a) ..................................................... 343 60,625
NEXTracker, Inc., Class A(a) .............................................. 527 29,654
NV5 Global, Inc.(a) ..................................................... 549 53,808
Powell Industries, Inc. ................................................... 114 16,222
Primoris Services Corp. .................................................. 1,450 61,727
Resideo Technologies, Inc.(a) .............................................. 1,764 39,549
Rush Enterprises, Inc., Class A ............................................. 1,248 66,793
RXO, Inc.(a) .......................................................... 2,077 45,424
Ryder System, Inc. ...................................................... 609 73,196
Schneider National, Inc., Class B ............................................ 2,708 61,309
Shoals Technologies Group, Inc., Class A(a) .................................... 2,285 25,546
SkyWest, Inc.(a) ........................................................ 719 49,669
SPX Technologies, Inc.(a) ................................................. 557 68,583
Standex International Corp. ................................................ 351 63,959
Steelcase, Inc., Class A ................................................... 3,099 40,535
Sterling Infrastructure, Inc.(a) .............................................. 308 33,975
Tennant Co. ........................................................... 643 78,195
Terex Corp. ........................................................... 752 48,429
The AZEK Co., Inc.(a) ................................................... 973 48,864
The Brink's Co. ........................................................ 756 69,839
The Greenbrier Cos., Inc. ................................................. 636 33,136
Trinity Industries, Inc. ................................................... 1,965 54,725
UniFirst Corp. ......................................................... 415 71,973
Upwork, Inc.(a) ........................................................ 1,793 21,982
Verra Mobility Corp.(a) .................................................. 3,477 86,821
Vicor Corp.(a) ......................................................... 507 19,388
Watts Water Technologies, Inc., Class A ....................................... 341 72,480
Werner Enterprises, Inc. .................................................. 1,848 72,294
5,985,083
Information Technology (8.3%):
ACI Worldwide, Inc.(a) .................................................. 1,529 50,778
ACM Research, Inc., Class A(a) ............................................ 638 18,591
Advanced Energy Industries, Inc. ........................................... 492 50,174
Agilysys, Inc.(a) ....................................................... 496 41,793
Alarm.com Holdings, Inc.(a) ............................................... 563 40,801
Appfolio, Inc., Class A(a) ................................................. 151 37,258
Avnet, Inc. ............................................................ 1,592 78,931
Badger Meter, Inc. ...................................................... 406 65,695
Belden, Inc. ........................................................... 449 41,582
Blackbaud, Inc.(a) ...................................................... 860 63,760
BlackLine, Inc.(a) ...................................................... 788 50,889
Box, Inc., Class A(a) .................................................... 2,394 67,798
Calix, Inc.(a) .......................................................... 981 32,530
Cirrus Logic, Inc.(a) ..................................................... 574 53,129
Clear Secure, Inc., Class A ................................................ 2,203 46,858
Cohu, Inc.(a) .......................................................... 1,673 55,761

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(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Crane NXT Co. ........................................................ 1,019 $ 63,076
DigitalOcean Holdings, Inc.(a) ............................................. 731 27,910
Diodes, Inc.(a) ......................................................... 728 51,324
ePlus, Inc.(a) .......................................................... 560 43,982
Extreme Networks, Inc.(a) ................................................ 2,832 32,681
FormFactor, Inc.(a) ..................................................... 929 42,390
Harmonic, Inc.(a) ....................................................... 2,602 34,971
Insight Enterprises, Inc.(a) ................................................ 416 77,176
InterDigital, Inc. ....................................................... 621 66,112
Itron, Inc.(a) .......................................................... 448 41,449
Knowles Corp.(a) ....................................................... 3,042 48,976
MACOM Technology Solutions Holdings, Inc.(a) ................................ 559 53,463
MicroStrategy, Inc.(a) .................................................... 24 40,909
N-able, Inc.(a) ......................................................... 4,576 59,808
Napco Security Technologies, Inc. ........................................... 531 21,325
OSI Systems, Inc.(a) ..................................................... 436 62,270
PC Connection, Inc. ..................................................... 1,026 67,644
Pegasystems, Inc. ....................................................... 459 29,670
Perficient, Inc.(a) ....................................................... 558 31,410
Photronics, Inc.(a) ...................................................... 1,193 33,786
Plexus Corp.(a) ........................................................ 707 67,038
Progress Software Corp. .................................................. 1,295 69,037
Qualys, Inc.(a) ......................................................... 325 54,233
Rogers Corp.(a) ........................................................ 557 66,110
Sanmina Corp.(a) ....................................................... 580 36,064
Sprinklr, Inc., Class A(a) .................................................. 2,555 31,350
Verint Systems, Inc.(a) ................................................... 1,186 39,316
Viavi Solutions, Inc.(a) ................................................... 5,197 47,241
Vishay Intertechnology, Inc. ............................................... 3,141 71,238
Vontier Corp. .......................................................... 1,656 75,116
2,283,403
Materials (5.1%):
Alpha Metallurgical Resources, Inc. .......................................... 92 30,468
Arch Resources, Inc. .................................................... 294 47,272
Ashland, Inc. .......................................................... 647 62,998
Avient Corp. .......................................................... 1,421 61,671
Balchem Corp. ......................................................... 456 70,657
Cabot Corp. ........................................................... 697 64,263
Carpenter Technology Corp. ............................................... 746 53,279
Element Solutions, Inc. ................................................... 2,974 74,291
Greif, Inc., Class A ...................................................... 1,191 82,239
H.B. Fuller Co. ........................................................ 877 69,932
Hawkins, Inc. ......................................................... 675 51,840
Innospec, Inc. ......................................................... 612 78,911
Knife River Corp.(a) .................................................... 659 53,432
Materion Corp. ........................................................ 366 48,221
Minerals Technologies, Inc. ................................................ 886 66,698
MP Materials Corp.(a)(b) ................................................. 2,281 32,618
NewMarket Corp. ...................................................... 123 78,058
Quaker Chemical Corp. .................................................. 276 56,649
Sensient Technologies Corp. ............................................... 912 63,101
Silgan Holdings, Inc. .................................................... 1,442 70,024
Stepan Co. ............................................................ 672 60,507
Summit Materials, Inc., Class A(a) .......................................... 1,194 53,217
Sylvamo Corp. ......................................................... 622 38,402
Warrior Met Coal, Inc. ................................................... 783 47,528
1,416,276
Real Estate (0.5%):
Forestar Group, Inc.(a) ................................................... 1,314 52,810
Newmark Group, Inc., Class A ............................................. 3,288 36,464

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(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
The St. Joe Co. ........................................................ 903 $ 52,347
141,621
Utilities (5.3%):
ALLETE, Inc. ......................................................... 1,356 80,872
American States Water Co. ................................................ 1,171 84,593
Avista Corp. .......................................................... 2,132 74,663
Black Hills Corp. ....................................................... 1,355 73,983
California Water Service Group ............................................. 1,546 71,858
Chesapeake Utilities Corp. ................................................ 659 70,711
Clearway Energy, Inc., Class C ............................................. 2,183 50,318
MGE Energy, Inc. ...................................................... 1,343 105,721
National Fuel Gas Co. ................................................... 1,608 86,382
New Jersey Resources Corp. ............................................... 2,007 86,120
Northwest Natural Holding Co. ............................................. 1,810 67,368
Northwestern Energy Group, Inc. ........................................... 1,704 86,785
ONE Gas, Inc. ......................................................... 1,246 80,404
Ormat Technologies, Inc. ................................................. 915 60,564
Otter Tail Corp. ........................................................ 599 51,753
Portland General Electric Co. .............................................. 1,909 80,178
SJW Group ........................................................... 1,373 77,698
Southwest Gas Holdings, Inc. .............................................. 1,017 77,424
Spire, Inc. ............................................................ 1,405 86,225
1,453,620
Total Common Stocks (Cost $24,089,601) 27,507,170
Collateral for Securities Loaned (0.8%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.21%(d) ........ 56,837 56,837
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.24%(d) ............ 56,837 56,837
Invesco Government & Agency Portfolio, Institutional Shares, 5.24%(d) ............... 56,837 56,837
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.22%(d) . 56,837 56,837
Total Collateral for Securities Loaned (Cost $227,348) 227,348
Total Investments (Cost $24,316,949) — 100.3% 27,734,518
Liabilities in excess of other assets — (0.3)% (85,978)
NET ASSETS - 100.00% $ 27,648,540
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Affiliated security.
(d) Rate disclosed is the daily yield on March 31, 2024.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini Russell 2000 Index Futures ...... 1 6/21/24 $ 105,447 $ 107,295 $ 1,848
Total unrealized appreciation $ 1,848
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 1,848

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Schedule of Portfolio Investments — continued
March 31, 2024
Affiliated Holdings
Fair Value
6/30/2023
Purchases
at Cost
Proceeds
from Sales
Realized
Gains
(Losses)
Capital
Gain
Distribution
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
3/31/2024
Dividend
Income
Victory Capital Holdings,
Inc., Class A ....... $ 51,978 $ 39,719 $ (37,290) $ 18,009 $ — $ 1,921 $ 74,337 $ 1,843

Schedule of Portfolio Investments
March 31, 2024
Victory Portfolios II
VictoryShares International Volatility Wtd ETF

(Unaudited)
Security Description Shares Value
Common Stocks (98.7%)
Australia (6.1%):
Communication Services (0.5%):
REA Group Ltd. ........................................................ 1,319 $ 159,380
Telstra Group Ltd. ...................................................... 119,253 299,896
459,276
Consumer Discretionary (0.5%):
Aristocrat Leisure Ltd. ................................................... 6,698 187,641
Wesfarmers Ltd. ........................................................ 5,892 262,563
450,204
Consumer Staples (0.5%):
Coles Group Ltd. ....................................................... 22,369 246,874
Woolworths Group Ltd. .................................................. 11,866 256,427
503,301
Energy (0.4%):
Santos Ltd. ........................................................... 37,777 190,741
Woodside Energy Group Ltd. .............................................. 9,891 196,541
387,282
Financials (2.1%):
ANZ Group Holdings Ltd. ................................................ 15,231 291,736
Commonwealth Bank of Australia ........................................... 3,682 288,674
Insurance Australia Group Ltd. ............................................. 49,982 208,405
Macquarie Group Ltd. ................................................... 1,683 218,966
National Australia Bank Ltd. ............................................... 12,480 281,648
QBE Insurance Group Ltd. ................................................ 17,766 209,847
Suncorp Group Ltd. ..................................................... 22,351 238,520
Westpac Banking Corp. .................................................. 15,040 255,742
1,993,538
Health Care (0.4%):
Cochlear Ltd. .......................................................... 829 182,292
CSL Ltd. ............................................................. 1,087 203,899
386,191
Industrials (0.7%):
Brambles Ltd. ......................................................... 23,093 242,978
Computershare Ltd. ..................................................... 13,287 226,021
Reece Ltd. ............................................................ 8,105 148,379
617,378
Information Technology (0.1%):
WiseTech Global Ltd. .................................................... 1,670 102,218
Materials (0.7%):
BHP Group Ltd. ........................................................ 7,228 208,469
Fortescue Ltd. ......................................................... 8,583 143,710
Northern Star Resources Ltd. .............................................. 13,887 130,915
Rio Tinto Ltd. ......................................................... 2,583 204,901
687,995
Utilities (0.2%):
Origin Energy Ltd. ...................................................... 35,844 214,842
5,802,225
Austria (0.6%):
Energy (0.2%):
OMV AG ............................................................ 3,902 184,611
Financials (0.3%):
Erste Group Bank AG .................................................... 5,823 259,417

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(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Utilities (0.1%):
Verbund AG .......................................................... 2,170 $ 158,588
602,616
Belgium (1.2%):
Consumer Discretionary (0.2%):
D'ieteren Group ........................................................ 962 213,354
Consumer Staples (0.3%):
Anheuser-Busch InBev SA ................................................ 3,813 232,225
Financials (0.5%):
Groupe Bruxelles Lambert NV ............................................. 4,092 309,248
KBC Group NV ........................................................ 2,591 194,023
503,271
Health Care (0.2%):
UCB SA ............................................................. 1,430 176,467
1,125,317
Canada (11.9%):
Communication Services (0.7%):
BCE, Inc. ............................................................ 6,772 230,150
Rogers Communications, Inc., Class B ........................................ 4,627 189,603
TELUS Corp. ......................................................... 14,177 226,828
646,581
Consumer Discretionary (0.6%):
Dollarama, Inc. ........................................................ 3,021 230,166
Magna International, Inc. ................................................. 2,637 143,669
Restaurant Brands International, Inc. ......................................... 2,835 225,163
598,998
Consumer Staples (1.0%):
Alimentation Couche-Tard, Inc. ............................................. 3,361 191,848
George Weston Ltd. ..................................................... 1,597 215,791
Loblaw Cos. Ltd. ....................................................... 2,212 245,142
Metro, Inc. ........................................................... 4,469 239,948
892,729
Energy (2.0%):
ARC Resources Ltd. ..................................................... 8,870 158,159
Cameco Corp. ......................................................... 2,945 127,507
Canadian Natural Resources Ltd. ............................................ 2,194 167,385
Cenovus Energy, Inc. .................................................... 8,736 174,668
Enbridge, Inc. ......................................................... 7,333 265,025
Imperial Oil Ltd. ....................................................... 2,596 179,079
Pembina Pipeline Corp. .................................................. 8,581 302,907
Suncor Energy, Inc. ..................................................... 4,729 174,544
TC Energy Corp. ....................................................... 5,198 208,933
Tourmaline Oil Corp. .................................................... 3,670 171,605
1,929,812
Financials (3.5%):
Bank of Montreal ....................................................... 2,708 264,422
Brookfield Asset Management Ltd., Class A .................................... 4,102 172,330
Brookfield Corp. ....................................................... 3,539 148,103
Canadian Imperial Bank of Commerce ........................................ 4,858 246,308
Fairfax Financial Holdings Ltd. ............................................. 143 154,160
Great-West Lifeco, Inc. ................................................... 9,264 296,306
Intact Financial Corp. .................................................... 1,367 222,087
Manulife Financial Corp. ................................................. 8,945 223,427
National Bank of Canada ................................................. 2,939 247,506
Power Corp. of Canada ................................................... 8,983 251,901
Royal Bank of Canada ................................................... 2,979 300,495

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March 31, 2024
Security Description Shares Value
Sun Life Financial, Inc. .................................................. 5,602 $ 305,703
The Bank of Nova Scotia(a) ............................................... 4,604 238,188
The Toronto-Dominion Bank ............................................... 4,164 251,334
3,322,270
Industrials (1.5%):
Canadian National Railway Co. ............................................. 2,054 270,505
Canadian Pacific Kansas City Ltd. ........................................... 2,925 257,924
TFI International, Inc. .................................................... 959 152,942
Thomson Reuters Corp. .................................................. 1,420 221,010
Waste Connections, Inc. .................................................. 1,378 236,928
WSP Global, Inc. ....................................................... 1,485 247,529
1,386,838
Information Technology (0.7%):
CGI, Inc.(b) ........................................................... 2,079 229,390
Constellation Software, Inc. ............................................... 73 199,424
Open Text Corp. ........................................................ 4,312 167,335
Shopify, Inc., Class A(b) .................................................. 1,059 81,708
677,857
Materials (1.2%):
Agnico Eagle Mines Ltd. ................................................. 3,187 190,058
Barrick Gold Corp. ...................................................... 10,352 172,202
Franco-Nevada Corp. .................................................... 1,594 189,952
Ivanhoe Mines Ltd.(b) ................................................... 11,716 139,789
Nutrien Ltd. ........................................................... 2,717 147,626
Teck Resources Ltd., Class B .............................................. 3,344 153,077
Wheaton Precious Metals Corp. ............................................. 3,592 169,204
1,161,908
Utilities (0.7%):
Emera, Inc. ........................................................... 5,921 208,398
Fortis, Inc. ............................................................ 6,465 255,468
Hydro One Ltd.(c) ...................................................... 7,885 229,960
693,826
11,310,819
Chile (0.1%):
Materials (0.1%):
Antofagasta PLC ....................................................... 5,415 139,328
Denmark (1.7%):
Consumer Discretionary (0.2%):
Pandora A/S .......................................................... 900 145,105
Financials (0.4%):
Danske Bank A/S ....................................................... 6,476 193,551
Tryg A/S ............................................................. 10,602 218,095
411,646
Health Care (0.6%):
Coloplast A/S, Class B ................................................... 1,158 156,196
Demant A/S(b) ......................................................... 2,864 142,110
Genmab A/S(b) ........................................................ 451 135,967
Novo Nordisk A/S, Class B ................................................ 1,100 140,241
574,514
Industrials (0.3%):
AP Moller - Maersk A/S, Class B ........................................... 68 88,475
DSV A/S ............................................................. 1,009 163,773
252,248

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Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Materials (0.2%):
Novonesis A/S ......................................................... 3,083 $ 180,718
1,564,231
Finland (1.2%):
Energy (0.1%):
Neste Oyj ............................................................ 4,169 112,877
Financials (0.5%):
Nordea Bank Abp ....................................................... 21,679 241,470
Sampo Oyj, A Shares .................................................... 5,804 247,395
488,865
Industrials (0.2%):
Kone Oyj, Class B ...................................................... 3,923 182,558
Information Technology (0.2%):
Nokia Oyj ............................................................ 39,309 139,547
Materials (0.2%):
UPM-Kymmene Oyj .................................................... 4,983 165,932
1,089,779
France (9.0%):
Communication Services (0.6%):
Orange SA ............................................................ 27,556 323,642
Publicis Groupe SA ..................................................... 2,070 225,636
549,278
Consumer Discretionary (1.4%):
Accor SA ............................................................ 5,053 236,015
Cie Generale des Etablissements Michelin SCA ................................. 6,371 244,108
Hermes International SCA ................................................ 66 168,446
Kering SA ............................................................ 331 130,805
LVMH Moet Hennessy Louis Vuitton SE ...................................... 154 138,494
Renault SA ........................................................... 3,276 165,366
Sodexo SA ........................................................... 3,160 270,923
1,354,157
Consumer Staples (0.9%):
Carrefour SA .......................................................... 11,697 200,304
Danone SA ........................................................... 4,907 317,009
L'Oreal SA ........................................................... 430 203,464
Pernod Ricard SA ....................................................... 1,076 174,045
894,822
Energy (0.3%):
TotalEnergies SE ....................................................... 3,366 230,454
Financials (1.4%):
Amundi SA(c) ......................................................... 3,040 208,725
AXA SA ............................................................. 7,469 280,498
BNP Paribas SA ........................................................ 3,099 220,163
Credit Agricole SA ...................................................... 17,298 257,798
Edenred SE ........................................................... 3,083 164,486
Societe Generale SA ..................................................... 7,255 194,163
1,325,833
Health Care (0.7%):
BioMerieux ........................................................... 1,806 199,197
EssilorLuxottica SA ..................................................... 1,094 247,467
Sanofi SA ............................................................ 1,533 150,416
Sartorius Stedim Biotech(b) ............................................... 317 90,377
687,457

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Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Industrials (2.6%):
Aeroports de Paris SA ................................................... 1,350 $ 185,089
Airbus SE ............................................................ 1,355 249,531
Bouygues SA .......................................................... 5,390 219,951
Bureau Veritas SA ...................................................... 7,047 214,974
Cie de Saint-Gobain SA .................................................. 2,379 184,589
Eiffage SA ............................................................ 2,018 228,893
Legrand SA ........................................................... 2,369 250,996
Safran SA ............................................................ 1,123 254,451
Schneider Electric SE .................................................... 852 192,680
Thales SA ............................................................ 1,347 229,648
Vinci SA ............................................................. 2,126 272,355
2,483,157
Information Technology (0.3%):
Capgemini SE ......................................................... 713 164,052
Dassault Systemes SE .................................................... 3,511 155,432
319,484
Materials (0.2%):
Air Liquide SA ........................................................ 1,066 221,746
Utilities (0.6%):
Engie SA ............................................................. 16,552 276,926
Veolia Environnement SA ................................................. 7,390 240,185
517,111
8,583,499
Germany (5.9%):
Communication Services (0.3%):
Deutsche Telekom AG ................................................... 13,859 336,369
Consumer Discretionary (0.6%):
Bayerische Motoren Werke AG ............................................. 1,666 192,220
Continental AG ........................................................ 2,058 148,516
Mercedes-Benz Group AG ................................................ 2,538 202,073
542,809
Consumer Staples (0.3%):
Beiersdorf AG ......................................................... 1,888 274,838
Financials (1.4%):
Allianz SE, Registered Shares .............................................. 993 297,566
Commerzbank AG ...................................................... 11,781 161,775
Deutsche Bank AG, Registered Shares ........................................ 12,566 197,658
Deutsche Boerse AG .................................................... 1,287 263,289
Hannover Rueck SE ..................................................... 888 243,016
Talanx AG ............................................................ 2,658 210,452
1,373,756
Health Care (0.6%):
Carl Zeiss Meditec AG ................................................... 1,046 130,660
Fresenius Medical Care AG ............................................... 3,137 120,636
Fresenius SE & Co. KGaA ................................................ 5,782 155,926
Merck KGaA .......................................................... 843 148,769
555,991
Industrials (1.3%):
Brenntag SE .......................................................... 2,720 229,092
Daimler Truck Holding AG ................................................ 5,114 259,054
Deutsche Post AG ...................................................... 4,384 188,759
Knorr-Bremse AG ...................................................... 2,253 170,365
Rheinmetall AG ........................................................ 333 187,148

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Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Siemens AG, Registered Shares ............................................. 905 $ 172,753
1,207,171
Information Technology (0.5%):
Infineon Technologies AG ................................................. 3,357 114,122
Nemetschek SE ........................................................ 1,424 140,888
SAP SE .............................................................. 1,053 204,980
459,990
Materials (0.7%):
BASF SE ............................................................ 3,444 196,637
Heidelberg Materials AG ................................................. 1,852 203,671
Symrise AG ........................................................... 1,941 232,303
632,611
Utilities (0.2%):
RWE AG ............................................................. 5,980 202,937
5,586,472
Hong Kong (2.4%):
Consumer Discretionary (0.1%):
Galaxy Entertainment Group Ltd. ........................................... 25,000 125,532
Financials (0.6%):
AIA Group Ltd. ........................................................ 17,611 118,244
Hang Seng Bank Ltd. .................................................... 13,814 151,171
Hong Kong Exchanges & Clearing Ltd. ....................................... 4,384 127,598
Prudential PLC ........................................................ 14,986 140,507
537,520
Industrials (0.5%):
CK Hutchison Holdings Ltd. ............................................... 39,262 189,621
MTR Corp. Ltd. ........................................................ 54,065 178,220
Techtronic Industries Co. Ltd. .............................................. 9,183 124,486
492,327
Real Estate (0.6%):
CK Asset Holdings Ltd. .................................................. 43,309 178,179
Henderson Land Development Co. Ltd. ....................................... 49,891 142,150
Sun Hung Kai Properties Ltd. .............................................. 15,904 153,316
Swire Pacific Ltd., Class A ................................................ 15,015 123,547
597,192
Utilities (0.6%):
CLP Holdings Ltd. ...................................................... 23,000 183,225
Hong Kong & China Gas Co. Ltd. ........................................... 239,205 181,237
Power Assets Holdings Ltd. ............................................... 34,686 202,974
567,436
2,320,007
Ireland (0.9%):
Consumer Staples (0.2%):
Kerry Group PLC, Class A ................................................ 2,321 198,891
Financials (0.2%):
AIB Group PLC ........................................................ 34,266 173,873
Industrials (0.3%):
Experian PLC ......................................................... 4,020 175,215
Kingspan Group PLC .................................................... 1,326 120,808
296,023
Materials (0.2%):
Smurfit Kappa Group PLC ................................................ 3,348 152,939
821,726

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Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Israel (0.7%):
Financials (0.4%):
Bank Hapoalim BM ..................................................... 15,058 $ 141,329
Bank Leumi Le-Israel BM ................................................ 16,602 138,150
Mizrahi Tefahot Bank Ltd. ................................................ 3,429 128,715
408,194
Industrials (0.2%):
Elbit Systems Ltd. ...................................................... 778 162,665
Information Technology (0.1%):
Nice Ltd.(b) ........................................................... 486 126,629
697,488
Italy (3.5%):
Communication Services (0.3%):
Infrastrutture Wireless Italiane SpA(c) ........................................ 22,332 253,663
Consumer Discretionary (0.1%):
Moncler SpA .......................................................... 1,948 145,369
Consumer Staples (0.2%):
Davide Campari-Milano NV, Class M ........................................ 16,684 167,625
Energy (0.2%):
Eni SpA ............................................................. 15,411 243,506
Financials (1.3%):
Assicurazioni Generali SpA ............................................... 12,820 324,427
Intesa Sanpaolo SpA ..................................................... 63,592 230,691
Mediobanca Banca di Credito Finanziario SpA .................................. 15,079 224,630
Poste Italiane SpA(c) .................................................... 22,110 276,781
UniCredit SpA ......................................................... 4,731 179,510
1,236,039
Health Care (0.2%):
Recordati Industria Chimica e Farmaceutica SpA ................................ 3,578 197,766
Industrials (0.4%):
Leonardo SpA ......................................................... 7,443 186,910
Prysmian SpA ......................................................... 3,141 163,955
350,865
Utilities (0.8%):
Enel SpA ............................................................. 38,550 254,452
Snam SpA ............................................................ 52,674 248,642
Terna - Rete Elettrica Nazionale ............................................ 32,796 270,989
774,083
3,368,916
Japan (19.5%):
Communication Services (1.3%):
Capcom Co. Ltd. ....................................................... 5,800 108,290
KDDI Corp. ........................................................... 7,700 227,297
LY Corp. ............................................................. 46,300 117,004
Nexon Co. Ltd. ........................................................ 5,300 87,890
Nintendo Co. Ltd. ...................................................... 3,100 169,152
Nippon Telegraph & Telephone Corp. ........................................ 199,200 236,892
SoftBank Corp. ........................................................ 24,800 318,029
1,264,554
Consumer Discretionary (3.1%):
Aisin Corp. ........................................................... 3,300 134,237
Bandai Namco Holdings, Inc. .............................................. 6,500 120,157
Bridgestone Corp. ...................................................... 5,100 225,450
Denso Corp. .......................................................... 7,900 150,578

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Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Fast Retailing Co. Ltd. ................................................... 500 $ 154,301
Honda Motor Co. Ltd. ................................................... 12,200 150,203
Isuzu Motors Ltd. ....................................................... 10,700 144,142
Nissan Motor Co. Ltd.(a) ................................................. 28,700 113,238
Nitori Holdings Co. Ltd.(a) ................................................ 900 135,690
Oriental Land Co. Ltd. ................................................... 5,000 159,785
Pan Pacific International Holdings Corp. ...................................... 6,000 158,761
Panasonic Holdings Corp. ................................................. 14,200 134,954
Sekisui House Ltd. ...................................................... 10,400 235,951
Shimano, Inc. ......................................................... 1,100 164,280
Sony Group Corp. ...................................................... 1,900 162,308
Subaru Corp. .......................................................... 6,100 138,072
Sumitomo Electric Industries Ltd. ........................................... 10,100 155,811
Suzuki Motor Corp. ..................................................... 14,000 159,183
Toyota Motor Corp. ..................................................... 5,800 145,843
2,942,944
Consumer Staples (2.0%):
Aeon Co. Ltd. ......................................................... 9,700 229,683
Ajinomoto Co., Inc. ..................................................... 3,900 145,116
Asahi Group Holdings Ltd. ................................................ 5,500 201,454
Japan Tobacco, Inc. ..................................................... 9,800 260,798
Kao Corp. ............................................................ 5,700 212,997
Kikkoman Corp. ....................................................... 12,000 153,488
Kirin Holdings Co. Ltd. .................................................. 18,800 261,084
Seven & i Holdings Co. Ltd. ............................................... 11,500 167,151
Shiseido Co. Ltd. ....................................................... 4,600 125,515
Unicharm Corp. ........................................................ 5,600 178,293
1,935,579
Energy (0.3%):
ENEOS Holdings, Inc. ................................................... 35,800 171,881
Inpex Corp. ........................................................... 8,500 129,134
301,015
Financials (2.4%):
Dai-ichi Life Holdings, Inc. ............................................... 6,400 162,791
Daiwa Securities Group, Inc. ............................................... 20,200 152,941
Japan Exchange Group, Inc. ............................................... 6,500 175,426
Japan Post Holdings Co. Ltd. .............................................. 21,000 211,235
Mitsubishi UFJ Financial Group, Inc. ......................................... 14,600 148,064
Mizuho Financial Group, Inc. .............................................. 8,370 165,232
MS&AD Insurance Group Holdings, Inc. ...................................... 8,100 142,590
Nomura Holdings, Inc. ................................................... 27,100 172,634
ORIX Corp. ........................................................... 8,600 187,386
Resona Holdings, Inc. .................................................... 23,900 147,164
Sompo Holdings, Inc. .................................................... 8,100 169,107
Sumitomo Mitsui Financial Group, Inc. ....................................... 2,800 163,383
Sumitomo Mitsui Trust Holdings, Inc. ........................................ 8,300 178,656
Tokio Marine Holdings, Inc. ............................................... 4,800 149,842
2,326,451
Health Care (1.8%):
Chugai Pharmaceutical Co. Ltd. ............................................ 3,800 144,760
Daiichi Sankyo Co. Ltd. .................................................. 2,900 91,928
Eisai Co. Ltd. .......................................................... 3,600 148,200
Hoya Corp. ........................................................... 1,100 136,882
Kyowa Kirin Co. Ltd. .................................................... 6,800 121,974
Olympus Corp. ........................................................ 9,800 140,726
Otsuka Holdings Co. Ltd. ................................................. 4,200 174,010
Shionogi & Co. Ltd. ..................................................... 4,600 235,015
Sysmex Corp. ......................................................... 7,200 127,841
Takeda Pharmaceutical Co. Ltd. ............................................ 7,700 213,815

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Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Terumo Corp. ......................................................... 7,600 $ 138,558
1,673,709
Industrials (4.1%):
ANA Holdings, Inc.(a) ................................................... 11,400 238,002
Central Japan Railway Co. ................................................ 9,300 230,534
Daikin Industries Ltd. .................................................... 1,000 136,165
East Japan Railway Co. .................................................. 11,400 218,382
FANUC Corp. ......................................................... 5,700 158,919
Hitachi Ltd. ........................................................... 1,800 163,577
ITOCHU Corp. ........................................................ 3,800 162,283
Kawasaki Kisen Kaisha Ltd.(a) ............................................. 5,400 72,513
Komatsu Ltd. .......................................................... 5,300 156,276
Kubota Corp. .......................................................... 11,400 178,238
Marubeni Corp. ........................................................ 9,400 162,121
Mitsubishi Corp. ....................................................... 6,600 151,875
Mitsubishi Electric Corp. ................................................. 8,300 138,269
Mitsubishi Heavy Industries Ltd. ............................................ 15,000 135,274
Mitsui & Co. Ltd. ....................................................... 3,400 158,207
Mitsui OSK Lines Ltd. ................................................... 3,700 112,741
NIDEC Corp. .......................................................... 3,700 152,146
Nippon Yusen KK ...................................................... 3,800 104,189
Recruit Holdings Co. Ltd. ................................................. 2,900 127,009
Secom Co. Ltd. ........................................................ 2,800 202,748
SMC Corp. ........................................................... 200 112,236
Sumitomo Corp.(a) ...................................................... 7,800 187,064
Toyota Industries Corp. ................................................... 1,200 124,590
Toyota Tsusho Corp. ..................................................... 2,000 136,496
Yaskawa Electric Corp. ................................................... 3,100 131,160
3,851,014
Information Technology (2.5%):
Advantest Corp. ........................................................ 1,800 79,618
Canon, Inc. ........................................................... 6,700 199,238
Disco Corp. ........................................................... 300 109,388
FUJIFILM Holdings Corp. ................................................ 8,400 188,023
Fujitsu Ltd. ........................................................... 10,000 159,719
Keyence Corp. ......................................................... 300 138,921
Kyocera Corp. ......................................................... 12,900 171,605
Lasertec Corp. ......................................................... 400 113,451
Murata Manufacturing Co. Ltd. ............................................. 7,500 140,452
NEC Corp. ........................................................... 2,100 152,824
Nomura Research Institute Ltd. ............................................. 5,378 151,256
NTT Data Group Corp. ................................................... 9,000 142,379
Obic Co. Ltd. .......................................................... 1,300 195,953
Renesas Electronics Corp. ................................................. 5,900 104,622
SCREEN Holdings Co. Ltd. ............................................... 800 103,013
TDK Corp. ........................................................... 2,600 126,977
Tokyo Electron Ltd. ..................................................... 400 103,753
2,381,192
Materials (1.0%):
JFE Holdings, Inc. ...................................................... 9,800 161,769
Nippon Paint Holdings Co. Ltd. ............................................. 18,900 135,419
Nippon Sanso Holdings Corp. .............................................. 4,800 149,905
Nippon Steel Corp. ...................................................... 6,500 155,844
Nitto Denko Corp. ...................................................... 1,900 172,915
Shin-Etsu Chemical Co. Ltd. ............................................... 3,500 152,755
928,607
Real Estate (0.8%):
Daiwa House Industry Co. Ltd. ............................................. 6,800 201,583
Mitsubishi Estate Co. Ltd. ................................................. 10,400 188,610
Mitsui Fudosan Co. Ltd. .................................................. 17,100 183,416

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(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Sumitomo Realty & Development Co. Ltd. .................................... 5,000 $ 185,518
759,127
Utilities (0.2%):
The Kansai Electric Power Co., Inc. .......................................... 11,300 160,437
18,524,629
Luxembourg (0.5%):
Energy (0.2%):
Tenaris SA ............................................................ 8,903 175,892
Health Care (0.1%):
Eurofins Scientific SE .................................................... 2,686 171,178
Materials (0.2%):
ArcelorMittal SA ....................................................... 6,271 172,191
519,261
Macau (0.1%):
Consumer Discretionary (0.1%):
Sands China Ltd.(b) ..................................................... 43,200 121,706
Netherlands (3.9%):
Communication Services (0.6%):
Koninklijke KPN NV .................................................... 110,563 413,371
Universal Music Group NV ................................................ 5,767 173,438
586,809
Consumer Discretionary (0.2%):
Prosus NV ............................................................ 4,125 129,373
Consumer Staples (0.7%):
Heineken Holding NV ................................................... 3,009 242,787
Heineken NV .......................................................... 2,377 229,075
Koninklijke Ahold Delhaize NV ............................................ 7,538 225,398
697,260
Financials (1.3%):
ABN AMRO Bank NV(c) ................................................. 9,732 166,392
Adyen NV(b)(c) ........................................................ 34 57,508
Aegon Ltd. ........................................................... 40,031 243,976
ASR Nederland NV ..................................................... 3,166 155,015
Euronext NV(c) ........................................................ 2,469 234,904
ING Groep NV ........................................................ 15,517 255,191
NN Group NV ......................................................... 2,785 128,639
1,241,625
Industrials (0.5%):
Randstad NV(a) ........................................................ 3,818 201,476
Wolters Kluwer NV ..................................................... 1,630 255,303
456,779
Information Technology (0.4%):
ASM International NV ................................................... 191 116,594
ASML Holding NV ..................................................... 150 144,363
BE Semiconductor Industries NV ........................................... 597 91,381
352,338
Materials (0.2%):
Akzo Nobel NV ........................................................ 3,002 224,023
3,688,207
Norway (1.4%):
Communication Services (0.2%):
Telenor ASA .......................................................... 21,184 235,710

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(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Consumer Staples (0.2%):
Mowi ASA ........................................................... 9,595 $ 175,902
Energy (0.4%):
Aker BP ASA ......................................................... 6,603 164,159
Equinor ASA .......................................................... 6,374 168,216
332,375
Financials (0.3%):
DNB Bank ASA ........................................................ 12,819 254,084
Industrials (0.2%):
Kongsberg Gruppen ASA ................................................. 2,464 170,175
Materials (0.1%):
Norsk Hydro ASA ...................................................... 25,880 141,655
1,309,901
Portugal (0.5%):
Consumer Staples (0.1%):
Jeronimo Martins SGPS SA ............................................... 6,676 132,362
Energy (0.2%):
Galp Energia SGPS SA ................................................... 10,839 179,064
Utilities (0.2%):
EDP - Energias de Portugal SA ............................................. 47,336 184,332
495,758
Russian Federation (0.0%):(d)
Materials (0.0%):(d)
Evraz PLC(b)(e)(f) ...................................................... 34,029 10,422
Singapore (2.1%):
Communication Services (0.3%):
Singapore Telecommunications Ltd. ......................................... 125,200 234,651
Consumer Staples (0.2%):
Wilmar International Ltd. ................................................. 83,000 210,897
Financials (1.0%):
DBS Group Holdings Ltd. ................................................. 12,300 328,298
Oversea-Chinese Banking Corp. Ltd. ......................................... 33,600 335,776
United Overseas Bank Ltd. ................................................ 14,800 321,348
985,422
Industrials (0.4%):
Keppel Ltd. ........................................................... 35,400 192,486
Singapore Airlines Ltd. ................................................... 37,800 179,213
371,699
Real Estate (0.2%):
CapitaLand Investment Ltd. ............................................... 87,000 172,724
1,975,393
South Korea (2.7%):
Communication Services (0.1%):
NAVER Corp. ......................................................... 771 107,164
Consumer Discretionary (0.6%):
Hyundai Mobis Co. Ltd. .................................................. 778 151,138
Hyundai Motor Co. ..................................................... 793 139,619
Kia Corp. ............................................................ 1,343 111,742
LG Electronics, Inc. ..................................................... 2,184 157,055
559,554

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(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Financials (0.9%):
Hana Financial Group, Inc. ................................................ 3,085 $ 134,987
KakaoBank Corp. ....................................................... 3,816 79,660
KB Financial Group, Inc. ................................................. 2,676 139,754
Meritz Financial Group, Inc. ............................................... 1,939 117,685
Samsung Fire & Marine Insurance Co. Ltd. .................................... 515 118,219
Samsung Life Insurance Co. Ltd. ............................................ 1,677 118,976
Shinhan Financial Group Co. Ltd. ........................................... 4,659 163,365
872,646
Health Care (0.1%):
Celltrion, Inc. ......................................................... 742 101,315
Industrials (0.4%):
LG Corp. ............................................................. 1,892 123,125
POSCO Future M Co. Ltd. ................................................ 230 51,686
Samsung C&T Corp. .................................................... 1,243 147,838
322,649
Information Technology (0.4%):
Samsung Electronics Co. Ltd. .............................................. 3,692 221,613
Samsung SDI Co. Ltd. ................................................... 343 121,672
343,285
Materials (0.2%):
Ecopro Co. Ltd. ........................................................ 98 47,904
LG Chem Ltd. ......................................................... 304 99,369
POSCO Holdings, Inc. ................................................... 231 72,246
219,519
2,526,132
Spain (2.6%):
Consumer Discretionary (0.5%):
Amadeus IT Group SA ................................................... 3,424 219,540
Industria de Diseno Textil SA .............................................. 5,175 260,525
480,065
Energy (0.2%):
Repsol SA ............................................................ 11,925 198,613
Financials (0.7%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 20,024 238,463
Banco Santander SA ..................................................... 42,082 205,249
CaixaBank SA ......................................................... 45,070 218,436
662,148
Industrials (0.7%):
ACS Actividades de Construccion y Servicios SA ................................ 4,968 207,822
Aena SME SA(c) ....................................................... 1,140 224,362
Ferrovial SE .......................................................... 6,917 273,684
705,868
Utilities (0.5%):
Endesa SA ............................................................ 11,228 207,897
Iberdrola SA .......................................................... 20,381 252,718
460,615
2,507,309
Sweden (4.6%):
Consumer Discretionary (0.3%):
Evolution AB(c) ........................................................ 1,219 151,565
H & M Hennes & Mauritz AB, Class B(a) ..................................... 8,215 134,013
285,578

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Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Consumer Staples (0.2%):
Essity AB, Class B(a) .................................................... 9,370 $ 222,568
Financials (1.6%):
EQT AB ............................................................. 3,870 122,446
Industrivarden AB, Class C(a) .............................................. 8,288 285,078
Investor AB, Class B .................................................... 10,913 273,954
L E Lundbergforetagen AB, Class B ......................................... 4,776 258,577
Skandinaviska Enskilda Banken AB, Class A ................................... 15,467 209,494
Svenska Handelsbanken AB, Class A(a) ....................................... 17,343 175,428
Swedbank AB, Class A ................................................... 8,773 174,039
1,499,016
Industrials (2.1%):
Alfa Laval AB ......................................................... 5,424 213,276
Assa Abloy AB, Class B .................................................. 7,838 224,922
Atlas Copco AB, Class A ................................................. 11,327 191,364
Epiroc AB, Class A ...................................................... 10,213 191,917
Indutrade AB .......................................................... 5,976 163,002
Lifco AB, Class B ...................................................... 6,570 171,652
Nibe Industrier AB, Class B ............................................... 18,593 91,317
Saab AB, Class B ....................................................... 1,801 160,213
Sandvik AB ........................................................... 8,692 193,062
SKF AB, B Shares ...................................................... 8,477 173,078
Volvo AB, Class B ...................................................... 9,319 252,618
2,026,421
Information Technology (0.2%):
Hexagon AB, Class B .................................................... 12,865 152,312
Materials (0.2%):
Svenska Cellulosa AB SCA, Class B(a) ....................................... 12,043 184,892
4,370,787
Switzerland (6.8%):
Communication Services (0.3%):
Swisscom AG, Registered Shares ........................................... 543 332,051
Consumer Discretionary (0.3%):
Cie Financiere Richemont SA, Registered Shares ................................ 806 122,906
The Swatch Group AG ................................................... 705 163,721
286,627
Consumer Staples (0.8%):
Chocoladefabriken Lindt & Spruengli AG ..................................... 19 227,360
Coca-Cola HBC AG ..................................................... 6,743 212,979
Nestle SA, Registered Shares .............................................. 2,572 273,116
713,455
Financials (1.7%):
Banque Cantonale Vaudoise, Registered Shares ................................. 2,234 259,646
Julius Baer Group Ltd. ................................................... 2,727 157,505
Partners Group Holding AG ............................................... 107 152,840
Swiss Life Holding AG ................................................... 338 236,979
Swiss Re AG .......................................................... 1,978 254,352
UBS Group AG ........................................................ 6,183 190,215
Zurich Insurance Group AG ............................................... 640 345,161
1,596,698
Health Care (1.2%):
Alcon, Inc. ........................................................... 2,431 201,501
Lonza Group AG, Registered Shares ......................................... 193 115,625
Novartis AG, Registered Shares ............................................. 2,495 241,752
Roche Holding AG ...................................................... 887 225,955
Sonova Holding AG ..................................................... 637 184,452

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Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Straumann Holding AG, Class R ............................................ 838 $ 133,827
1,103,112
Industrials (1.1%):
ABB Ltd., Registered Shares ............................................... 4,544 211,099
Geberit AG, Registered Shares ............................................. 281 166,101
Kuehne + Nagel International AG, Class R(a) ................................... 579 161,172
Schindler Holding AG ................................................... 793 199,723
SGS SA, Registered Shares(a) .............................................. 2,114 205,140
VAT Group AG(c) ...................................................... 261 135,262
1,078,497
Information Technology (0.3%):
Logitech International SA, Class R .......................................... 1,463 131,032
STMicroelectronics NV .................................................. 2,938 126,516
257,548
Materials (1.1%):
EMS-Chemie Holding AG ................................................ 358 274,743
Givaudan SA, Registered Shares ............................................ 47 209,329
Glencore PLC ......................................................... 30,176 165,757
Holcim AG ........................................................... 2,838 257,016
Sika AG, Registered Shares ................................................ 551 164,133
1,070,978
6,438,966
United Kingdom (8.6%):
Communication Services (0.6%):
BT Group PLC ........................................................ 117,073 161,990
Informa PLC .......................................................... 22,001 230,765
Vodafone Group PLC .................................................... 187,652 166,847
559,602
Consumer Discretionary (0.7%):
Compass Group PLC .................................................... 9,662 283,230
InterContinental Hotels Group PLC .......................................... 1,920 199,690
Next PLC ............................................................ 1,813 211,211
694,131
Consumer Staples (1.7%):
Associated British Foods PLC .............................................. 7,512 236,794
Diageo PLC ........................................................... 5,076 187,389
Haleon PLC ........................................................... 54,498 229,075
Imperial Brands PLC .................................................... 10,753 240,174
Reckitt Benckiser Group PLC .............................................. 3,127 178,041
Tesco PLC ............................................................ 64,042 239,695
Unilever PLC ......................................................... 5,983 300,146
1,611,314
Energy (0.5%):
BP PLC .............................................................. 33,844 211,701
Shell PLC ............................................................ 7,323 242,572
454,273
Financials (2.1%):
3i Group PLC ......................................................... 6,718 238,130
Admiral Group PLC ..................................................... 5,101 182,615
Barclays PLC ......................................................... 69,561 160,810
HSBC Holdings PLC .................................................... 26,938 210,416
Legal & General Group PLC ............................................... 62,454 200,493
Lloyds Banking Group PLC ............................................... 319,618 208,761
London Stock Exchange Group PLC ......................................... 3,024 362,135
NatWest Group PLC ..................................................... 45,475 152,356
Standard Chartered PLC .................................................. 18,166 153,909

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(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Wise PLC, Class A(b) .................................................... 9,754 $ 114,297
1,983,922
Health Care (0.6%):
AstraZeneca PLC ....................................................... 1,323 178,268
GSK PLC ............................................................ 10,888 234,753
Smith & Nephew PLC ................................................... 14,928 186,793
599,814
Industrials (1.2%):
Ashtead Group PLC ..................................................... 1,927 137,146
BAE Systems PLC ...................................................... 13,403 228,243
Bunzl PLC ........................................................... 6,786 261,007
RELX PLC ........................................................... 5,785 249,954
Rentokil Initial PLC ..................................................... 22,041 131,196
Rolls-Royce Holdings PLC(b) .............................................. 22,232 119,708
1,127,254
Information Technology (0.4%):
Halma PLC ........................................................... 6,664 199,131
The Sage Group PLC .................................................... 11,619 185,547
384,678
Materials (0.3%):
Anglo American PLC .................................................... 4,501 110,858
Rio Tinto PLC ......................................................... 2,732 172,961
283,819
Utilities (0.5%):
National Grid PLC ...................................................... 18,745 252,154
SSE PLC ............................................................. 10,158 211,502
463,656
8,162,463
United States (0.2%):
Industrials (0.2%):
RB Global, Inc. ........................................................ 1,866 142,141
Total Common Stocks (Cost $78,319,517) 93,805,498
Warrants (0.0%)
Canada (0.0%):
Information Technology (0.0%):
Constellation Software, Inc.(b)(f) ........................................... 112 —
Total Warrants (Cost $–) —
Collateral for Securities Loaned (1.9%)^
United States (1.9%):
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.21%(g) ........ 443,221 443,221
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.24%(g) ............ 443,221 443,221
Invesco Government & Agency Portfolio, Institutional Shares, 5.24%(g) ............... 443,221 443,221
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.22%(g) . 443,221 443,221
Total Collateral for Securities Loaned (Cost $1,772,884) 1,772,884
Total Investments (Cost $80,092,401) — 100.6% 95,578,382
Liabilities in excess of other assets — (0.6)% (593,361)
NET ASSETS - 100.00% $ 94,985,021
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Non-income producing security.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2024, the fair value of these securities was
$1,939,122 and amounted to 2.0% of net assets.

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Schedule of Portfolio Investments — continued
March 31, 2024
Security Name
Acquisition Date
Cost
Evraz PLC .................................................
3/19/2021
$ 213,602
(d) Amount represents less than 0.05% of net assets.
(e) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at March 31, 2024.
(f) Security was fair valued using significant unobservable inputs as of March 31, 2024.
(g) Rate disclosed is the daily yield on March 31, 2024.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini MSCI EAFE Index Futures ...... 5 6/21/24 $ 584,605 $ 589,275 $ 4,670
Total unrealized appreciation $ 4,670
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 4,670

Schedule of Portfolio Investments
March 31, 2024
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(Unaudited)
Security Description Shares Value
Common Stocks (99.2%)
Communication Services (3.4%):
AT&T, Inc. ........................................................... 169,812 $ 2,988,691
Omnicom Group, Inc. .................................................... 36,741 3,555,059
The Interpublic Group of Cos., Inc. .......................................... 83,485 2,724,116
Verizon Communications, Inc. .............................................. 72,393 3,037,610
12,305,476
Consumer Discretionary (2.7%):
Best Buy Co., Inc. ...................................................... 35,088 2,878,269
Darden Restaurants, Inc. .................................................. 25,179 4,208,670
Ford Motor Co. ........................................................ 183,670 2,439,137
9,526,076
Consumer Staples (15.4%):
Altria Group, Inc. ....................................................... 98,566 4,299,449
Archer-Daniels-Midland Co. ............................................... 39,055 2,453,045
Campbell Soup Co. ..................................................... 81,837 3,637,655
Conagra Brands, Inc. .................................................... 129,144 3,827,828
General Mills, Inc. ...................................................... 62,998 4,407,970
Hormel Foods Corp. ..................................................... 73,296 2,557,297
Kellanova ............................................................ 70,061 4,013,795
Kimberly-Clark Corp. .................................................... 40,020 5,176,587
PepsiCo, Inc. .......................................................... 27,988 4,898,180
Philip Morris International, Inc. ............................................. 52,810 4,838,452
The Clorox Co. ........................................................ 20,004 3,062,812
The Coca-Cola Co. ...................................................... 91,784 5,615,345
The Kraft Heinz Co. ..................................................... 113,744 4,197,154
Walgreens Boots Alliance, Inc. ............................................. 90,966 1,973,052
54,958,621
Energy (13.2%):
Chevron Corp. ......................................................... 23,205 3,660,357
ConocoPhillips ........................................................ 28,584 3,638,171
Coterra Energy, Inc. ..................................................... 120,387 3,356,390
Devon Energy Corp. ..................................................... 60,578 3,039,804
Diamondback Energy, Inc. ................................................ 16,646 3,298,738
EOG Resources, Inc. .................................................... 25,639 3,277,690
Exxon Mobil Corp. ..................................................... 32,420 3,768,501
HF Sinclair Corp. ....................................................... 46,009 2,777,563
Kinder Morgan, Inc. ..................................................... 255,531 4,686,438
ONEOK, Inc. .......................................................... 49,058 3,932,980
Phillips 66 ............................................................ 22,612 3,693,444
The Williams Cos., Inc. .................................................. 119,942 4,674,140
Valero Energy Corp. ..................................................... 19,471 3,323,505
47,127,721
Financials (19.1%):
Ally Financial, Inc. ...................................................... 54,579 2,215,362
Citigroup, Inc. ......................................................... 61,877 3,913,102
Citizens Financial Group, Inc. .............................................. 64,822 2,352,390
CME Group, Inc. ....................................................... 19,883 4,280,611
Corebridge Financial, Inc. (a) ............................................... 121,422 3,488,454
Fidelity National Financial, Inc. ............................................ 66,482 3,530,194
Fifth Third Bancorp ..................................................... 67,967 2,529,052
Franklin Resources, Inc. .................................................. 95,033 2,671,378
Huntington Bancshares, Inc. ............................................... 199,287 2,780,054
KeyCorp ............................................................. 126,025 1,992,455
M&T Bank Corp. ....................................................... 17,573 2,555,817
MetLife, Inc. .......................................................... 52,175 3,866,689
Morgan Stanley ........................................................ 35,716 3,363,019
Northern Trust Corp. .................................................... 30,347 2,698,455
Principal Financial Group, Inc. ............................................. 45,153 3,897,155
Prudential Financial, Inc. ................................................. 34,753 4,080,002

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(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Regions Financial Corp. .................................................. 121,495 $ 2,556,255
State Street Corp. ....................................................... 40,100 3,100,532
T. Rowe Price Group, Inc. ................................................. 24,952 3,042,148
The Bank of New York Mellon Corp. ......................................... 66,786 3,848,209
The PNC Financial Services Group, Inc. ...................................... 19,170 3,097,872
U.S. Bancorp .......................................................... 54,238 2,424,439
68,283,644
Health Care (9.2%):
AbbVie, Inc. .......................................................... 24,945 4,542,485
Amgen, Inc. ........................................................... 12,064 3,430,036
Bristol-Myers Squibb Co. ................................................. 73,082 3,963,237
CVS Health Corp. ...................................................... 38,716 3,087,988
Gilead Sciences, Inc. .................................................... 44,636 3,269,587
Johnson & Johnson ..................................................... 29,216 4,621,679
Medtronic PLC ........................................................ 47,781 4,164,114
Pfizer, Inc. ............................................................ 116,610 3,235,928
Viatris, Inc. ........................................................... 215,692 2,575,362
32,890,416
Industrials (3.2%):
Lockheed Martin Corp. ................................................... 9,487 4,315,352
Paychex, Inc. .......................................................... 32,209 3,955,265
United Parcel Service, Inc. , Class B .......................................... 21,800 3,240,134
11,510,751
Information Technology (6.0%):
Cisco Systems, Inc. ..................................................... 78,865 3,936,152
Corning, Inc. .......................................................... 106,160 3,499,034
Hewlett Packard Enterprise Co. ............................................. 171,224 3,035,802
HP, Inc. .............................................................. 118,272 3,574,180
International Business Machines Corp. ........................................ 20,690 3,950,962
Texas Instruments, Inc. ................................................... 19,053 3,319,223
21,315,353
Materials (3.8%):
Air Products and Chemicals, Inc. ............................................ 10,461 2,534,387
Dow, Inc. ............................................................ 66,308 3,841,222
International Paper Co. ................................................... 87,953 3,431,926
LyondellBasell Industries NV , Class A ........................................ 38,912 3,979,919
13,787,454
Utilities (23.2%):
Alliant Energy Corp. .................................................... 79,929 4,028,422
Ameren Corp. ......................................................... 48,364 3,577,001
American Electric Power Co., Inc. ........................................... 40,829 3,515,377
CMS Energy Corp. ...................................................... 66,561 4,016,291
Consolidated Edison, Inc. ................................................. 47,463 4,310,115
Dominion Energy, Inc. ................................................... 61,211 3,010,969
DTE Energy Co. ....................................................... 34,870 3,910,322
Duke Energy Corp. ...................................................... 46,541 4,500,980
Edison International ..................................................... 50,969 3,605,037
Entergy Corp. ......................................................... 37,538 3,967,016
Evergy, Inc. ........................................................... 72,638 3,877,416
Exelon Corp. .......................................................... 93,031 3,495,175
FirstEnergy Corp. ....................................................... 103,148 3,983,576
NextEra Energy, Inc. .................................................... 45,085 2,881,382
NiSource, Inc. ......................................................... 135,163 3,738,609
PPL Corp. ............................................................ 151,932 4,182,688
Public Service Enterprise Group, Inc. ......................................... 63,092 4,213,284
Sempra .............................................................. 56,627 4,067,517
The AES Corp. ........................................................ 133,036 2,385,335
The Southern Co. ....................................................... 59,512 4,269,391
WEC Energy Group, Inc. ................................................. 47,489 3,899,797

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(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Xcel Energy, Inc. ....................................................... 66,569 $ 3,578,084
83,013,784
Total Common Stocks (Cost $336,282,562) 354,719,296
Collateral for Securities Loaned (0.9%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .21% (b) ........ 791,700 791,700
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .24% (b) ............ 791,700 791,700
Invesco Government & Agency Portfolio, Institutional Shares , 5 .24% (b) ............... 791,700 791,700
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .22% (b) . 791,700 791,700
Total Collateral for Securities Loaned (Cost $3,166,800) 3,166,800
Total Investments (Cost $339,449,362) — 100.1% 357,886,096
Liabilities in excess of other assets — (0.1)% (340,191)
NET ASSETS - 100.00% $ 357,545,905
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rate disclosed is the daily yield on March 31, 2024.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 7 6/21/24 $ 1,828,074 $ 1,857,975 $ 29,901
Total unrealized appreciation $ 29,901
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 29,901

Schedule of Portfolio Investments
March 31, 2024
Victory Portfolios II
VictoryShares US Small Cap High Div Volatility Wtd ETF

(Unaudited)
Security Description Shares Value
Common Stocks (99.4%)
Communication Services (3.2%):
Cable One, Inc. ........................................................ 5,410 $ 2,289,133
Cogent Communications Holdings, Inc. ....................................... 37,046 2,420,215
Shutterstock, Inc. ....................................................... 38,495 1,763,456
TEGNA, Inc. .......................................................... 269,276 4,022,984
10,495,788
Consumer Discretionary (18.5%):
Advance Auto Parts, Inc. ................................................. 32,905 2,799,886
Bloomin' Brands, Inc. .................................................... 106,192 3,045,587
Camping World Holdings, Inc. , Class A ....................................... 75,676 2,107,577
Carter's, Inc. .......................................................... 42,937 3,635,905
Cracker Barrel Old Country Store, Inc. (a) ...................................... 37,087 2,697,338
Dana, Inc. ............................................................ 204,051 2,591,448
H&R Block, Inc. ....................................................... 76,132 3,738,843
Jack in the Box, Inc. ..................................................... 41,383 2,833,908
Kontoor Brands, Inc. .................................................... 40,372 2,432,413
LCI Industries ......................................................... 19,557 2,406,684
Levi Strauss & Co. , Class A ............................................... 158,950 3,177,410
Macy's, Inc. ........................................................... 107,496 2,148,845
Marriott Vacations Worldwide Corp. ......................................... 23,694 2,552,555
Nordstrom, Inc. ........................................................ 99,172 2,010,216
Oxford Industries, Inc. ................................................... 29,592 3,326,141
Papa John's International, Inc. .............................................. 42,328 2,819,045
The Buckle, Inc. ........................................................ 69,475 2,797,758
The Cheesecake Factory, Inc. .............................................. 85,981 3,108,213
The Gap, Inc. .......................................................... 88,430 2,436,247
The Wendy's Co. ....................................................... 246,216 4,638,709
Travel + Leisure Co. ..................................................... 59,988 2,937,012
60,241,740
Consumer Staples (2.7%):
Cal-Maine Foods, Inc. ................................................... 53,804 3,166,365
Energizer Holdings, Inc. .................................................. 102,578 3,019,896
Vector Group Ltd. ...................................................... 240,290 2,633,579
8,819,840
Energy (10.2%):
Archrock, Inc. ......................................................... 161,947 3,185,498
Atlas Energy Solutions, Inc. ............................................... 125,975 2,849,555
Crescent Energy Co. , Class A .............................................. 195,202 2,322,904
CVR Energy, Inc. ....................................................... 82,237 2,932,571
Delek U.S. Holdings, Inc. ................................................. 102,401 3,147,807
Equitrans Midstream Corp. ................................................ 269,154 3,361,733
Helmerich & Payne, Inc. .................................................. 65,050 2,736,003
Kinetik Holdings, Inc. ................................................... 101,241 4,036,479
Northern Oil & Gas, Inc. .................................................. 85,055 3,374,982
Patterson-UTI Energy, Inc. ................................................ 180,973 2,160,818
World Kinect Corp. ..................................................... 116,472 3,080,684
33,189,034
Financials (24.7%):
Artisan Partners Asset Management, Inc. , Class A ................................ 72,232 3,306,059
Associated Banc-Corp. ................................................... 138,628 2,981,888
Atlantic Union Bankshares Corp. ............................................ 83,476 2,947,537
Bank of Hawaii Corp. .................................................... 37,801 2,358,404
BankUnited, Inc. ....................................................... 80,059 2,241,652
Banner Corp. .......................................................... 66,484 3,191,232
Columbia Banking System, Inc. ............................................ 109,638 2,121,495
Community Bank System, Inc. ............................................. 61,345 2,946,400
CVB Financial Corp. .................................................... 133,123 2,374,914
First Financial Bancorp ................................................... 136,305 3,055,958
First Hawaiian, Inc. ..................................................... 143,661 3,154,796

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(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
First Interstate BancSystem, Inc. , Class A ...................................... 91,428 $ 2,487,756
First Merchants Corp. .................................................... 92,422 3,225,528
Fulton Financial Corp. ................................................... 202,769 3,221,999
Independent Bank Corp. .................................................. 50,387 2,621,132
Jackson Financial, Inc. , Class A ............................................. 48,741 3,223,730
Navient Corp. ......................................................... 211,523 3,680,500
NBT Bancorp, Inc. ...................................................... 89,195 3,271,673
Northwest Bancshares, Inc. ................................................ 294,821 3,434,665
Pacific Premier Bancorp, Inc. .............................................. 105,182 2,524,368
Simmons First National Corp. , Class A ....................................... 144,518 2,812,320
Synovus Financial Corp. .................................................. 65,361 2,618,362
The Western Union Co. ................................................... 277,901 3,885,056
United Bankshares, Inc. .................................................. 86,292 3,088,391
Virtu Financial, Inc. , Class A ............................................... 179,844 3,690,399
WaFd, Inc. ............................................................ 98,100 2,847,843
WesBanco, Inc. ........................................................ 97,184 2,897,055
80,211,112
Health Care (2.9%):
National HealthCare Corp. ................................................ 34,899 3,298,305
Patterson Cos., Inc. ..................................................... 90,997 2,516,067
Premier, Inc. , Class A .................................................... 171,023 3,779,608
9,593,980
Industrials (9.7%):
HNI Corp. ............................................................ 75,206 3,394,047
Kennametal, Inc. ....................................................... 127,665 3,183,965
ManpowerGroup, Inc. ................................................... 53,377 4,144,190
MDU Resources Group, Inc. ............................................... 216,271 5,450,029
MillerKnoll, Inc. ....................................................... 62,410 1,545,272
MSC Industrial Direct Co., Inc. ............................................. 48,922 4,747,391
Ryder System, Inc. ...................................................... 32,450 3,900,166
Steelcase, Inc. , Class A ................................................... 165,024 2,158,514
Trinity Industries, Inc. ................................................... 104,591 2,912,859
31,436,433
Information Technology (2.1%):
Avnet, Inc. ............................................................ 84,730 4,200,913
Clear Secure, Inc. , Class A ................................................ 117,326 2,495,524
6,696,437
Materials (3.4%):
Avient Corp. .......................................................... 75,650 3,283,210
Greif, Inc. , Class A ...................................................... 63,392 4,377,217
Sensient Technologies Corp. ............................................... 48,520 3,357,099
11,017,526
Utilities (22.0%):
ALLETE, Inc. ......................................................... 72,176 4,304,577
American States Water Co. ................................................ 62,322 4,502,141
Avista Corp. .......................................................... 113,492 3,974,490
Black Hills Corp. ....................................................... 72,152 3,939,499
California Water Service Group ............................................. 82,276 3,824,188
Chesapeake Utilities Corp. ................................................ 35,061 3,762,045
Clearway Energy, Inc. , Class C ............................................. 116,195 2,678,295
MGE Energy, Inc. ...................................................... 71,466 5,625,804
National Fuel Gas Co. ................................................... 85,627 4,599,882
New Jersey Resources Corp. ............................................... 106,850 4,584,934
Northwest Natural Holding Co. ............................................. 96,353 3,586,259
Northwestern Energy Group, Inc. ........................................... 90,674 4,618,027
ONE Gas, Inc. ......................................................... 66,319 4,279,565
Portland General Electric Co. .............................................. 101,587 4,266,654
SJW Group ........................................................... 73,077 4,135,427
Southwest Gas Holdings, Inc. .............................................. 54,156 4,122,896

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VictoryShares US Small Cap High Div Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Spire, Inc. ............................................................ 74,805 $ 4,590,783
71,395,466
Total Common Stocks (Cost $305,966,419) 323,097,356
Collateral for Securities Loaned (0.8%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .21% (b) ........ 621,421 621,421
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .24% (b) ............ 621,421 621,421
Invesco Government & Agency Portfolio, Institutional Shares , 5 .24% (b) ............... 621,421 621,421
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .22% (b) . 621,421 621,421
Total Collateral for Securities Loaned (Cost $2,485,684) 2,485,684
Total Investments (Cost $308,452,103) — 100.2% 325,583,040
Liabilities in excess of other assets — (0.2)% (491,613)
NET ASSETS - 100.00% $ 325,091,427
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rate disclosed is the daily yield on March 31, 2024.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini Russell 2000 Index Futures ...... 11 6/21/24 $ 1,133,021 $ 1,180,245 $ 47,224
Total unrealized appreciation $ 47,224
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 47,224

Schedule of Portfolio Investments
March 31, 2024
Victory Portfolios II
VictoryShares International High Div Volatility Wtd ETF

(Unaudited)
Security Description Shares Value
Common Stocks (98.4%)
Australia (8.3%):
Communication Services (1.4%):
Telstra Group Ltd. ...................................................... 108,266 $ 272,266
Consumer Staples (1.1%):
Coles Group Ltd. ....................................................... 20,308 224,127
Energy (1.8%):
Santos Ltd. ........................................................... 34,296 173,165
Woodside Energy Group Ltd. .............................................. 8,959 178,022
351,187
Financials (1.4%):
ANZ Group Holdings Ltd. ................................................ 13,824 264,786
Materials (2.6%):
BHP Group Ltd. ........................................................ 6,557 189,116
Fortescue Ltd. ......................................................... 7,792 130,466
Rio Tinto Ltd. ......................................................... 2,345 186,021
505,603
1,617,969
Austria (1.6%):
Energy (0.9%):
OMV AG ............................................................ 3,538 167,389
Utilities (0.7%):
Verbund AG .......................................................... 1,968 143,826
311,215
Canada (11.4%):
Communication Services (2.2%):
BCE, Inc. ............................................................ 6,148 208,943
TELUS Corp. ......................................................... 14,035 224,556
433,499
Energy (5.2%):
Canadian Natural Resources Ltd. ............................................ 1,977 150,829
Enbridge, Inc. ......................................................... 6,607 238,786
Pembina Pipeline Corp. .................................................. 7,785 274,809
Suncor Energy, Inc. ..................................................... 4,292 158,415
TC Energy Corp. ....................................................... 4,683 188,233
1,011,072
Financials (1.1%):
The Bank of Nova Scotia ................................................. 4,180 216,253
Materials (0.7%):
Nutrien Ltd. ........................................................... 2,448 133,010
Utilities (2.2%):
Emera, Inc. ........................................................... 5,335 187,773
Fortis, Inc. ............................................................ 5,825 230,178
417,951
2,211,785
Denmark (0.4%):
Industrials (0.4%):
AP Moller - Maersk A/S, Class B ........................................... 62 80,668
Finland (3.3%):
Energy (0.5%):
Neste Oyj ............................................................ 3,757 101,722

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VictoryShares International High Div Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Financials (1.1%):
Nordea Bank Abp ....................................................... 19,645 $ 218,814
Industrials (0.9%):
Kone Oyj, Class B ...................................................... 3,562 165,759
Materials (0.8%):
UPM-Kymmene Oyj .................................................... 4,524 150,647
636,942
France (12.1%):
Communication Services (1.5%):
Orange SA ............................................................ 24,994 293,552
Consumer Discretionary (1.3%):
Sodexo SA ........................................................... 2,847 244,088
Energy (1.1%):
TotalEnergies SE ....................................................... 3,051 208,888
Financials (4.1%):
Amundi SA(a) ......................................................... 2,758 189,363
BNP Paribas SA ........................................................ 2,808 199,490
Credit Agricole SA ...................................................... 15,683 233,729
Societe Generale SA ..................................................... 6,569 175,803
798,385
Health Care (0.7%):
Sanofi SA ............................................................ 1,381 135,502
Industrials (1.0%):
Bouygues SA .......................................................... 4,893 199,670
Utilities (2.4%):
Engie SA ............................................................. 14,913 249,505
Veolia Environnement SA ................................................. 6,659 216,426
465,931
2,346,016
Germany (3.6%):
Consumer Discretionary (1.8%):
Bayerische Motoren Werke AG ............................................. 1,512 174,452
Mercedes-Benz Group AG ................................................ 2,304 183,442
357,894
Industrials (0.9%):
Deutsche Post AG ...................................................... 3,977 171,235
Materials (0.9%):
BASF SE ............................................................ 3,103 177,168
706,297
Hong Kong (3.7%):
Financials (0.7%):
Hang Seng Bank Ltd. .................................................... 12,400 135,697
Real Estate (1.3%):
Sun Hung Kai Properties Ltd. .............................................. 14,500 139,781
Swire Pacific Ltd., Class A ................................................ 13,624 112,102
251,883
Utilities (1.7%):
CLP Holdings Ltd. ...................................................... 20,551 163,716

Victory Portfolios II
VictoryShares International High Div Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Hong Kong & China Gas Co. Ltd. ........................................... 216,796 $ 164,258
327,974
715,554
Italy (8.2%):
Energy (1.2%):
Eni SpA ............................................................. 13,964 220,643
Financials (3.4%):
Intesa Sanpaolo SpA ..................................................... 57,696 209,302
Mediobanca Banca di Credito Finanziario SpA .................................. 13,690 203,938
Poste Italiane SpA(a) .................................................... 20,049 250,980
664,220
Utilities (3.6%):
Enel SpA ............................................................. 34,959 230,750
Snam SpA ............................................................ 47,766 225,475
Terna - Rete Elettrica Nazionale ............................................ 29,748 245,803
702,028
1,586,891
Japan (5.1%):
Communication Services (1.5%):
SoftBank Corp. ........................................................ 22,500 288,534
Consumer Discretionary (0.7%):
Isuzu Motors Ltd. ....................................................... 9,700 130,671
Consumer Staples (1.2%):
Japan Tobacco, Inc. ..................................................... 8,900 236,847
Health Care (1.0%):
Takeda Pharmaceutical Co. Ltd. ............................................ 7,000 194,378
Materials (0.7%):
Nippon Steel Corp. ...................................................... 5,900 141,458
991,888
Netherlands (7.2%):
Communication Services (1.9%):
Koninklijke KPN NV .................................................... 100,280 374,925
Consumer Staples (1.1%):
Koninklijke Ahold Delhaize NV ............................................ 6,792 203,092
Financials (3.3%):
ABN AMRO Bank NV(a) ................................................. 8,830 150,970
ASR Nederland NV ..................................................... 2,874 140,718
ING Groep NV ........................................................ 13,981 229,930
NN Group NV ......................................................... 2,528 116,768
638,386
Industrials (0.9%):
Randstad NV .......................................................... 3,460 182,585
1,398,988
Norway (4.5%):
Communication Services (1.1%):
Telenor ASA .......................................................... 19,217 213,823
Energy (1.5%):
Aker BP ASA ......................................................... 5,985 148,795
Equinor ASA .......................................................... 5,743 151,563
300,358

Victory Portfolios II
VictoryShares International High Div Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Financials (1.2%):
DNB Bank ASA ........................................................ 11,550 $ 228,931
Materials (0.7%):
Norsk Hydro ASA ...................................................... 23,478 128,508
871,620
Portugal (0.9%):
Utilities (0.9%):
EDP - Energias de Portugal SA ............................................. 42,975 167,350
Russian Federation (0.0%):(b)
Materials (0.0%):(b)
Evraz PLC(c)(d)(e) ..................................................... 23,292 7,133
Singapore (6.8%):
Communication Services (1.1%):
Singapore Telecommunications Ltd. ......................................... 113,700 213,098
Consumer Staples (1.0%):
Wilmar International Ltd. ................................................. 75,400 191,586
Financials (3.0%):
Oversea-Chinese Banking Corp. Ltd. ......................................... 30,500 304,797
United Overseas Bank Ltd. ................................................ 13,200 286,608
591,405
Industrials (0.9%):
Keppel Ltd. ........................................................... 32,100 174,542
Real Estate (0.8%):
CapitaLand Investment Ltd. ............................................... 78,400 155,650
1,326,281
South Korea (1.3%):
Consumer Discretionary (0.7%):
Hyundai Motor Co. ..................................................... 715 125,886
Financials (0.6%):
Hana Financial Group, Inc. ................................................ 2,780 121,642
247,528
Spain (2.1%):
Energy (0.9%):
Repsol SA ............................................................ 10,744 178,943
Utilities (1.2%):
Iberdrola SA .......................................................... 18,363 227,695
406,638
Sweden (1.4%):
Consumer Discretionary (0.6%):
H & M Hennes & Mauritz AB, Class B(f) ..................................... 7,402 120,751
Financials (0.8%):
Svenska Handelsbanken AB, Class A(f) ....................................... 15,745 159,264
280,015
Switzerland (4.9%):
Communication Services (1.6%):
Swisscom AG, Registered Shares ........................................... 492 300,864
Financials (0.7%):
Julius Baer Group Ltd. ................................................... 2,457 141,910

Victory Portfolios II
VictoryShares International High Div Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Health Care (1.0%):
Roche Holding AG ...................................................... 799 $ 203,538
Industrials (0.8%):
Kuehne + Nagel International AG, Class R(f) ................................... 526 146,419
Materials (0.8%):
Glencore PLC ......................................................... 27,350 150,234
942,965
United Kingdom (11.6%):
Communication Services (0.8%):
Vodafone Group PLC .................................................... 170,268 151,390
Consumer Staples (3.6%):
Imperial Brands PLC .................................................... 9,762 218,039
Tesco PLC ............................................................ 58,142 217,613
Unilever PLC ......................................................... 5,390 270,398
706,050
Energy (2.1%):
BP PLC .............................................................. 30,662 191,797
Shell PLC ............................................................ 6,598 218,557
410,354
Financials (2.6%):
Admiral Group PLC ..................................................... 4,629 165,718
HSBC Holdings PLC .................................................... 24,450 190,982
NatWest Group PLC ..................................................... 41,286 138,321
495,021
Materials (1.3%):
Anglo American PLC .................................................... 4,086 100,637
Rio Tinto PLC ......................................................... 2,479 156,943
257,580
Utilities (1.2%):
National Grid PLC ...................................................... 17,018 228,923
2,249,318
Total Common Stocks (Cost $18,574,363) 19,103,061
Collateral for Securities Loaned (1.4%)^
United States (1.4%):
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.21%(g) ........ 65,962 65,962
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.24%(g) ............ 65,962 65,962
Invesco Government & Agency Portfolio, Institutional Shares, 5.24%(g) ............... 65,962 65,962
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.22%(g) . 65,962 65,962
Total Collateral for Securities Loaned (Cost $263,848) 263,848
Total Investments (Cost $18,838,211) — 99.8% 19,366,909
Other assets in excess of liabilities — 0.2% 40,315
NET ASSETS - 100.00% $ 19,407,224
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2024, the fair value of these securities was
$591,313 and amounted to 3.0% of net assets.
(b) Amount represents less than 0.05% of net assets.
(c) Non-income producing security.

Victory Portfolios II
VictoryShares International High Div Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Name
Acquisition Date
Cost
Evraz PLC .................................................
3/19/2021
$ 141,369
(d) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at March 31, 2024.
(e) Security was fair valued using significant unobservable inputs as of March 31, 2024.
(f) All or a portion of this security is on loan.
(g) Rate disclosed is the daily yield on March 31, 2024.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini MSCI EAFE Index Futures ...... 1 6/21/24 $ 116,699 $ 117,855 $ 1,156
Total unrealized appreciation $ 1,156
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 1,156

Schedule of Portfolio Investments
March 31, 2024
Victory Portfolios II
VictoryShares Dividend Accelerator ETF

(Unaudited)
Security Description Shares Value
Common Stocks (99.5%)
Aerospace & Defense (1.3%):
Northrop Grumman Corp. ................................................. 7,016 $ 3,358,279
Building Products (1.7%):
Carlisle Cos., Inc. ....................................................... 5,252 2,057,996
UFP Industries, Inc. ..................................................... 19,125 2,352,566
4,410,562
Commercial Services & Supplies (3.8%):
Republic Services, Inc. ................................................... 28,432 5,443,022
Waste Management, Inc. .................................................. 20,633 4,397,924
9,840,946
Consumer Discretionary (6.1%):
Best Buy Co., Inc. ...................................................... 36,330 2,980,150
Genuine Parts Co. ...................................................... 18,208 2,820,965
Leggett & Platt, Inc. ..................................................... 157,212 3,010,610
Lowe's Cos., Inc. ....................................................... 7,310 1,862,076
McDonald's Corp. ...................................................... 17,728 4,998,410
15,672,211
Consumer Staples (24.9%):
Altria Group, Inc. ....................................................... 35,262 1,538,129
Archer-Daniels-Midland Co. ............................................... 26,028 1,634,819
Brown-Forman Corp., Class B ............................................. 85,827 4,430,390
Colgate-Palmolive Co. ................................................... 64,660 5,822,633
Costco Wholesale Corp. .................................................. 5,997 4,393,582
Flowers Foods, Inc. ..................................................... 384,995 9,143,631
Hormel Foods Corp. ..................................................... 112,865 3,937,860
Kimberly-Clark Corp. .................................................... 31,527 4,078,018
Lancaster Colony Corp. .................................................. 31,364 6,512,107
PepsiCo, Inc. .......................................................... 17,841 3,122,353
Sysco Corp. ........................................................... 26,477 2,149,403
Target Corp. .......................................................... 16,167 2,864,954
The Clorox Co. ........................................................ 18,411 2,818,908
The Coca-Cola Co. ...................................................... 46,007 2,814,708
The Procter & Gamble Co. ................................................ 20,007 3,246,136
Walgreens Boots Alliance, Inc. ............................................. 43,074 934,275
Walmart, Inc. .......................................................... 71,695 4,313,888
63,755,794
Electrical Equipment (2.8%):
Emerson Electric Co. .................................................... 63,618 7,215,554
Energy (0.9%):
Chevron Corp. ......................................................... 6,675 1,052,914
Exxon Mobil Corp. ..................................................... 10,136 1,178,209
2,231,123
Financials (10.7%):
Aflac, Inc. ............................................................ 43,521 3,736,713
Cincinnati Financial Corp. ................................................ 8,493 1,054,576
Commerce Bancshares, Inc. ............................................... 56,247 2,992,340
Franklin Resources, Inc. .................................................. 77,590 2,181,055
Jack Henry & Associates, Inc. .............................................. 40,828 7,093,048
Nasdaq, Inc. .......................................................... 78,649 4,962,752
Old Republic International Corp. ............................................ 43,573 1,338,563
RLI Corp. ............................................................ 8,101 1,202,756
S&P Global, Inc. ....................................................... 3,111 1,323,575
United Bankshares , Inc. .................................................. 46,041 1,647,807
27,533,185
Ground Transportation (7.4%):
CSX Corp. ............................................................ 117,567 4,358,209

Victory Portfolios II
VictoryShares Dividend Accelerator ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
J.B. Hunt Transport Services, Inc. ........................................... 22,329 $ 4,449,053
Landstar System, Inc. .................................................... 26,000 5,011,760
Union Pacific Corp. ..................................................... 21,261 5,228,718
19,047,740
Health Care (9.1%):
Abbott Laboratories ..................................................... 29,280 3,327,965
Agilent Technologies, Inc. ................................................. 36,854 5,362,626
Becton Dickinson & Co. .................................................. 7,620 1,885,569
Cencora , Inc. .......................................................... 3,349 813,773
Danaher Corp. ......................................................... 19,838 4,953,945
Johnson & Johnson ..................................................... 15,943 2,522,023
Medtronic PLC ........................................................ 52,039 4,535,199
23,401,100
Industrial Conglomerates (3.3%):
3M Co. .............................................................. 79,275 8,408,699
Information Technology (10.0%):
Apple, Inc. ........................................................... 35,154 6,028,208
CDW Corp. ........................................................... 18,653 4,771,064
Microsoft Corp. ........................................................ 7,262 3,055,269
NetApp, Inc. .......................................................... 54,761 5,748,262
QUALCOMM, Inc. ..................................................... 14,956 2,532,051
Texas Instruments, Inc. ................................................... 19,899 3,466,605
25,601,459
Machinery (5.0%):
Dover Corp. ........................................................... 22,133 3,921,746
Illinois Tool Works, Inc. .................................................. 16,006 4,294,890
Nordson Corp. ......................................................... 9,884 2,713,553
Stanley Black & Decker, Inc. .............................................. 19,445 1,904,249
12,834,438
Materials (8.7%):
Air Products and Chemicals, Inc. ............................................ 9,843 2,384,664
Ecolab, Inc. ........................................................... 20,409 4,712,438
Nucor Corp. ........................................................... 3,977 787,048
PPG Industries, Inc. ..................................................... 21,675 3,140,708
RPM International, Inc. .................................................. 18,953 2,254,459
Sonoco Products Co. .................................................... 27,901 1,613,794
Steel Dynamics, Inc. ..................................................... 16,582 2,457,950
The Sherwin-Williams Co. ................................................ 6,989 2,427,489
Westlake Corp. ........................................................ 16,521 2,524,409
22,302,959
Trading Companies & Distributors (1.3%):
W.W. Grainger, Inc. ..................................................... 3,145 3,199,408
Utilities (2.5%):
Consolidated Edison, Inc. ................................................. 62,932 5,714,855
National Fuel Gas Co. ................................................... 12,409 666,611
6,381,466
Total Common Stocks (Cost $230,374,491) 255,194,923
Total Investments (Cost $230,374,491) — 99.5% 255,194,923
Other assets in excess of liabilities — 0.5% 1,269,716
NET ASSETS - 100.00% $ 256,464,639
PLC
—
Public Limited Company

Victory Portfolios II
VictoryShares Dividend Accelerator ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 3 6/21/24 $ 780,460 $ 796,275 $ 15,815
Total unrealized appreciation $ 15,815
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 15,815

Schedule of Portfolio Investments
March 31, 2024
Victory Portfolios II
VictoryShares US Multi-Factor Minimum Volatility ETF

(Unaudited)
Security Description Shares Value
Common Stocks (99.4%)
Communication Services (4.1%):
Comcast Corp., Class A .................................................. 12,108 $ 524,882
Electronic Arts, Inc. ..................................................... 29,823 3,956,617
Fox Corp., Class A ...................................................... 33,717 1,054,331
5,535,830
Communications Equipment (0.2%):
Cisco Systems, Inc. ..................................................... 5,561 277,550
Consumer Discretionary (7.2%):
Deckers Outdoor Corp.(a) ................................................. 1,505 1,416,596
Murphy USA, Inc. ...................................................... 3,050 1,278,560
NVR, Inc.(a) .......................................................... 50 404,998
Texas Roadhouse, Inc. ................................................... 9,489 1,465,766
The Home Depot, Inc. ................................................... 989 379,381
Thor Industries, Inc. ..................................................... 3,142 368,682
Toll Brothers, Inc. ...................................................... 5,936 767,940
Ulta Beauty, Inc.(a) ..................................................... 7,156 3,741,729
9,823,652
Consumer Staples (12.2%):
Altria Group, Inc. ....................................................... 74,347 3,243,016
Kellanova ............................................................ 30,303 1,736,059
Kimberly-Clark Corp. .................................................... 2,427 313,933
Sysco Corp. ........................................................... 4,441 360,520
The Clorox Co. ........................................................ 3,701 566,660
The Hershey Co. ....................................................... 17,945 3,490,303
The J.M. Smucker Co. ................................................... 13,435 1,691,063
The Kroger Co. ........................................................ 6,555 374,487
Walmart, Inc. .......................................................... 79,240 4,767,871
16,543,912
Electronic Equipment, Instruments & Components (1.6%):
Jabil, Inc. ............................................................ 15,987 2,141,459
Energy (8.6%):
Chevron Corp. ......................................................... 22,385 3,531,010
Chord Energy Corp. ..................................................... 1,845 328,853
Coterra Energy, Inc. ..................................................... 11,052 308,130
Diamondback Energy, Inc. ................................................ 2,239 443,703
EOG Resources, Inc. .................................................... 2,358 301,447
EQT Corp. ............................................................ 7,367 273,095
HF Sinclair Corp. ....................................................... 5,252 317,063
Kinder Morgan, Inc. ..................................................... 54,116 992,487
Occidental Petroleum Corp. ............................................... 4,608 299,474
Phillips 66 ............................................................ 25,216 4,118,781
Pioneer Natural Resources Co. ............................................. 3,083 809,287
11,723,330
Financials (6.5%):
Aflac, Inc. ............................................................ 27,656 2,374,544
Arch Capital Group Ltd.(a) ................................................ 4,660 430,770
Everest Group Ltd. ...................................................... 6,376 2,534,460
First Citizens BancShares, Inc., Class A ....................................... 217 354,795
Unum Group .......................................................... 6,077 326,092
W.R. Berkley Corp. ..................................................... 31,059 2,746,858
8,767,519
Health Care (16.2%):
AbbVie, Inc. .......................................................... 28,701 5,226,452
Amgen, Inc. ........................................................... 2,789 792,968
Bristol-Myers Squibb Co. ................................................. 52,926 2,870,177
Cardinal Health, Inc. .................................................... 3,378 377,998
CVS Health Corp. ...................................................... 4,201 335,072

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Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Humana, Inc. .......................................................... 5,812 $ 2,015,137
Johnson & Johnson ..................................................... 29,582 4,679,577
Merck & Co., Inc. ...................................................... 38,439 5,072,026
The Cigna Group ....................................................... 1,025 372,270
UnitedHealth Group, Inc. ................................................. 582 287,915
22,029,592
Industrials (18.3%):
A.O. Smith Corp. ....................................................... 4,520 404,359
CACI International, Inc., Class A(a) ......................................... 2,801 1,061,103
Carlisle Cos., Inc. ....................................................... 1,707 668,888
Comfort Systems USA, Inc. ............................................... 1,754 557,263
CSX Corp. ............................................................ 9,722 360,395
Donaldson Co., Inc. ..................................................... 5,797 432,920
General Dynamics Corp. .................................................. 7,943 2,243,818
Lockheed Martin Corp. ................................................... 9,350 4,253,035
Republic Services, Inc. ................................................... 25,231 4,830,223
Science Applications International Corp. ...................................... 7,547 984,053
Snap-on, Inc. .......................................................... 7,670 2,272,007
Textron, Inc. .......................................................... 3,826 367,028
Union Pacific Corp. ..................................................... 3,491 858,542
United Parcel Service, Inc., Class B .......................................... 1,918 285,072
Verisk Analytics, Inc. .................................................... 1,995 470,281
Waste Management, Inc. .................................................. 22,190 4,729,799
24,778,786
IT Services (1.7%):
Akamai Technologies, Inc.(a) .............................................. 21,819 2,373,034
Materials (1.0%):
CF Industries Holdings, Inc. ............................................... 3,487 290,153
Dow, Inc. ............................................................ 5,799 335,936
Nucor Corp. ........................................................... 1,911 378,187
Reliance, Inc. .......................................................... 1,140 380,965
1,385,241
Semiconductors & Semiconductor Equipment (0.9%):
KLA Corp. ........................................................... 1,831 1,279,082
Software (10.6%):
Microsoft Corp. ........................................................ 34,090 14,342,345
Technology Hardware, Storage & Peripherals (10.3%):
Apple, Inc. ........................................................... 65,946 11,308,420
NetApp, Inc. .......................................................... 25,827 2,711,060
14,019,480
Total Common Stocks (Cost $114,504,119) 135,020,812
Total Investments (Cost $114,504,119) — 99.4% 135,020,812
Other assets in excess of liabilities — 0.6% 748,123
NET ASSETS - 100.00% $ 135,768,935
(a) Non-income producing security.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 2 6/21/24 $ 519,128 $ 530,850 $ 11,722
Total unrealized appreciation $ 11,722
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 11,722

Schedule of Portfolio Investments
March 31, 2024
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Security Description Shares Value
Common Stocks (99.5%)
Communication Services (3.4%):
Alphabet, Inc., Class A(a) ................................................. 5,700 $ 860,301
AT&T, Inc. ........................................................... 48,972 861,907
Charter Communications, Inc., Class A(a) ..................................... 1,993 579,225
Comcast Corp., Class A .................................................. 22,652 981,964
Electronic Arts, Inc. ..................................................... 8,103 1,075,025
Endeavor Group Holdings, Inc., Class A ....................................... 20,284 521,907
Fox Corp., Class A ...................................................... 30,514 954,173
Liberty Media Corp.-Liberty Formula One(a) ................................... 10,629 697,262
Live Nation Entertainment, Inc.(a) ........................................... 8,436 892,276
Meta Platforms, Inc., Class A .............................................. 1,198 581,725
Netflix, Inc.(a) ......................................................... 978 593,969
News Corp., Class A ..................................................... 35,287 923,814
Omnicom Group, Inc. .................................................... 10,596 1,025,269
The Interpublic Group of Cos., Inc. .......................................... 24,076 785,600
The Trade Desk, Inc., Class A(a) ............................................ 5,104 446,192
The Walt Disney Co. .................................................... 7,132 872,671
T-Mobile US, Inc. ...................................................... 9,150 1,493,463
Verizon Communications, Inc. .............................................. 20,878 876,041
Warner Music Group Corp., Class A ......................................... 23,342 770,753
15,793,537
Consumer Discretionary (9.7%):
Airbnb, Inc., Class A(a) .................................................. 3,877 639,550
Amazon.com, Inc.(a) .................................................... 4,098 739,197
Aptiv PLC(a) .......................................................... 8,190 652,334
AutoZone, Inc.(a) ....................................................... 326 1,027,438
Best Buy Co., Inc. ...................................................... 10,119 830,062
Booking Holdings, Inc. ................................................... 223 809,017
Burlington Stores, Inc.(a) ................................................. 2,436 565,615
CarMax Auto Owner Trust(a) .............................................. 6,942 604,718
Carvana Co.(a) ......................................................... 2,448 215,204
Chipotle Mexican Grill, Inc.(a) ............................................. 347 1,008,649
Coupang, Inc.(a) ....................................................... 31,243 555,813
D.R. Horton, Inc. ....................................................... 4,729 778,157
Darden Restaurants, Inc. .................................................. 7,261 1,213,676
Deckers Outdoor Corp.(a) ................................................. 648 609,937
Dick's Sporting Goods, Inc. ................................................ 3,011 677,053
Domino's Pizza, Inc. ..................................................... 1,764 876,496
eBay, Inc. ............................................................ 16,138 851,764
Expedia Group, Inc.(a) ................................................... 3,362 463,116
Five Below, Inc.(a) ...................................................... 3,622 656,958
Floor & Decor Holdings, Inc., Class A(a) ...................................... 4,865 630,601
Ford Motor Co. ........................................................ 52,969 703,428
Garmin Ltd. ........................................................... 7,103 1,057,424
General Motors Co. ..................................................... 17,315 785,235
Genuine Parts Co. ...................................................... 5,978 926,172
Hilton Worldwide Holdings, Inc. ............................................ 5,470 1,166,806
Hyatt Hotels Corp., Class A ................................................ 4,604 734,890
Las Vegas Sands Corp. ................................................... 14,173 732,744
Lennar Corp., Class A .................................................... 4,677 804,350
LKQ Corp. ........................................................... 20,326 1,085,612
Lowe's Cos., Inc. ....................................................... 4,152 1,057,639
Marriott International, Inc., Class A .......................................... 3,963 999,905
McDonald's Corp. ...................................................... 5,131 1,446,685
MGM Resorts International(a) .............................................. 15,272 720,991
NIKE, Inc., Class B ..................................................... 7,500 704,850
NVR, Inc.(a) .......................................................... 113 915,296
O'Reilly Automotive, Inc.(a) ............................................... 989 1,116,462
Pool Corp. ............................................................ 1,851 746,879
PulteGroup, Inc. ........................................................ 6,418 774,139
Ralph Lauren Corp. ..................................................... 3,789 711,423
Ross Stores, Inc. ....................................................... 7,333 1,076,191

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Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Royal Caribbean Cruises Ltd.(a) ............................................ 5,309 $ 738,004
Service Corp. International ................................................ 11,123 825,438
Starbucks Corp. ........................................................ 10,873 993,683
Tapestry, Inc. .......................................................... 13,394 635,947
Tesla, Inc.(a) .......................................................... 2,236 393,066
The Home Depot, Inc. ................................................... 3,137 1,203,353
The TJX Cos., Inc. ...................................................... 14,179 1,438,034
Toll Brothers, Inc. ...................................................... 5,633 728,741
TopBuild Corp.(a) ...................................................... 1,441 635,092
Tractor Supply Co. ...................................................... 3,717 972,813
Ulta Beauty, Inc.(a) ..................................................... 1,554 812,556
Williams-Sonoma, Inc. ................................................... 2,500 793,825
Wynn Resorts Ltd. ...................................................... 7,083 724,095
Yum! Brands, Inc. ...................................................... 10,019 1,389,134
44,956,257
Consumer Staples (9.0%):
Altria Group, Inc. ....................................................... 28,425 1,239,898
Archer-Daniels-Midland Co. ............................................... 11,263 707,429
Brown-Forman Corp., Class B ............................................. 13,884 716,692
Campbell Soup Co. ..................................................... 23,603 1,049,153
Casey's General Stores, Inc. ............................................... 3,204 1,020,314
Celsius Holdings, Inc.(a) .................................................. 4,562 378,281
Church & Dwight Co., Inc. ................................................ 11,871 1,238,264
Colgate-Palmolive Co. ................................................... 16,920 1,523,646
Conagra Brands, Inc. .................................................... 37,245 1,103,942
Constellation Brands, Inc., Class A .......................................... 4,892 1,329,450
Costco Wholesale Corp. .................................................. 1,795 1,315,071
Coty, Inc., Class A(a) .................................................... 49,719 594,639
Dollar General Corp. .................................................... 4,359 680,265
Dollar Tree, Inc.(a) ...................................................... 5,175 689,051
elf Beauty, Inc.(a) ....................................................... 2,013 394,608
General Mills, Inc. ...................................................... 18,168 1,271,215
Hormel Foods Corp. ..................................................... 21,138 737,505
Kellanova ............................................................ 20,206 1,157,602
Keurig Dr Pepper, Inc. ................................................... 37,742 1,157,547
Kimberly-Clark Corp. .................................................... 11,541 1,492,828
Lamb Weston Holdings, Inc. ............................................... 8,035 855,968
McCormick & Co., Inc. .................................................. 13,189 1,013,047
Molson Coors Beverage Co., Class B ......................................... 17,561 1,180,977
Mondelez International, Inc., Class A ......................................... 16,917 1,184,190
Monster Beverage Corp.(a) ................................................ 16,249 963,241
PepsiCo, Inc. .......................................................... 8,072 1,412,681
Performance Food Group Co.(a) ............................................ 12,126 905,085
Philip Morris International, Inc. ............................................. 15,230 1,395,373
Sysco Corp. ........................................................... 15,042 1,221,110
Target Corp. .......................................................... 4,529 802,584
The Clorox Co. ........................................................ 5,769 883,292
The Coca-Cola Co. ...................................................... 26,470 1,619,435
The Estee Lauder Cos., Inc. ............................................... 3,304 509,312
The Hershey Co. ....................................................... 5,989 1,164,860
The Kraft Heinz Co. ..................................................... 32,803 1,210,431
The Kroger Co. ........................................................ 23,957 1,368,663
The Procter & Gamble Co. ................................................ 9,253 1,501,299
U.S. Foods Holding Corp.(a) ............................................... 21,080 1,137,688
Walgreens Boots Alliance, Inc. ............................................. 26,234 569,015
Walmart, Inc. .......................................................... 22,275 1,340,287
42,035,938
Energy (5.4%):
Baker Hughes Co. ...................................................... 32,110 1,075,685
Cheniere Energy, Inc. .................................................... 6,463 1,042,353
Chesapeake Energy Corp.(b) ............................................... 9,954 884,214
Chevron Corp. ......................................................... 6,693 1,055,754

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(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
ConocoPhillips ........................................................ 8,244 $ 1,049,296
Coterra Energy, Inc. ..................................................... 34,720 967,994
Devon Energy Corp. ..................................................... 17,470 876,645
Diamondback Energy, Inc. ................................................ 4,801 951,414
EOG Resources, Inc. .................................................... 7,395 945,377
EQT Corp. ............................................................ 18,085 670,411
Exxon Mobil Corp. ..................................................... 9,350 1,086,844
Halliburton Co. ........................................................ 21,808 859,671
HF Sinclair Corp. ....................................................... 13,269 801,050
Kinder Morgan, Inc. ..................................................... 73,694 1,351,548
Marathon Oil Corp. ..................................................... 30,358 860,346
Marathon Petroleum Corp. ................................................ 5,004 1,008,306
Occidental Petroleum Corp. ............................................... 14,634 951,064
ONEOK, Inc. .......................................................... 14,149 1,134,325
Ovintiv, Inc. .......................................................... 13,803 716,376
Permian Resources Corp. ................................................. 41,548 733,738
Phillips 66 ............................................................ 6,522 1,065,303
Schlumberger NV ...................................................... 15,626 856,461
Targa Resources Corp. ................................................... 9,647 1,080,367
Texas Pacific Land Corp. ................................................. 1,179 682,063
The Williams Cos., Inc. .................................................. 34,592 1,348,050
Valero Energy Corp. ..................................................... 5,615 958,424
25,013,079
Financials (17.7%):
Aflac, Inc. ............................................................ 13,241 1,136,872
Ally Financial, Inc. ...................................................... 15,739 638,846
American Express Co. ................................................... 4,654 1,059,669
American Financial Group, Inc. ............................................. 8,144 1,111,493
American International Group, Inc. .......................................... 17,066 1,334,049
Ameriprise Financial, Inc. ................................................. 2,925 1,282,437
Aon PLC, Class A ...................................................... 3,382 1,128,641
Apollo Global Management, Inc. ............................................ 7,539 847,761
Arch Capital Group Ltd.(a) ................................................ 10,624 982,083
Ares Management Corp., Class A ........................................... 6,314 839,636
Arthur J. Gallagher & Co. ................................................. 4,882 1,220,695
Bank of America Corp. ................................................... 25,674 973,558
Berkshire Hathaway, Inc., Class B(a) ......................................... 4,098 1,723,291
BlackRock, Inc. ........................................................ 1,333 1,111,322
Blackstone, Inc. ........................................................ 5,458 717,017
Block, Inc.(a) .......................................................... 5,180 438,124
Brown & Brown, Inc. .................................................... 13,288 1,163,232
Capital One Financial Corp. ............................................... 6,018 896,020
Cboe Global Markets, Inc. ................................................ 6,318 1,160,806
Chubb Ltd. ........................................................... 4,846 1,255,744
Cincinnati Financial Corp. ................................................ 9,463 1,175,021
Citigroup, Inc. ......................................................... 17,844 1,128,455
Citizens Financial Group, Inc. .............................................. 18,694 678,405
CME Group, Inc. ....................................................... 5,734 1,234,473
Coinbase Global, Inc., Class A(a) ........................................... 1,399 370,903
Corebridge Financial, Inc.(b) ............................................... 35,019 1,006,096
Equitable Holdings, Inc. .................................................. 24,738 940,291
Erie Indemnity Co., Class A ............................................... 1,653 663,795
Everest Group Ltd. ...................................................... 2,393 951,218
FactSet Research Systems, Inc. ............................................. 2,532 1,150,515
Fidelity National Financial, Inc. ............................................ 19,173 1,018,086
Fifth Third Bancorp ..................................................... 19,602 729,390
First Citizens BancShares, Inc., Class A ....................................... 479 783,165
Fiserv, Inc.(a) .......................................................... 9,030 1,443,175
Franklin Resources, Inc. .................................................. 27,408 770,439
Global Payments, Inc. .................................................... 6,223 831,766
Globe Life, Inc. ........................................................ 11,596 1,349,427
Huntington Bancshares, Inc. ............................................... 57,473 801,748
Interactive Brokers Group, Inc. ............................................. 8,124 907,532

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(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Intercontinental Exchange, Inc. ............................................. 9,348 $ 1,284,696
Jack Henry & Associates, Inc. .............................................. 6,202 1,077,473
JPMorgan Chase & Co. .................................................. 7,757 1,553,727
KeyCorp ............................................................. 36,345 574,614
Kinsale Capital Group, Inc. ................................................ 1,073 563,046
KKR & Co., Inc. ....................................................... 7,668 771,247
Loews Corp. .......................................................... 21,224 1,661,627
LPL Financial Holdings, Inc. ............................................... 3,094 817,435
M&T Bank Corp. ....................................................... 5,068 737,090
Markel Group, Inc.(a) .................................................... 624 949,404
Marsh & McLennan Cos., Inc. ............................................. 7,075 1,457,309
Mastercard, Inc., Class A ................................................. 2,879 1,386,440
MetLife, Inc. .......................................................... 15,047 1,115,133
Moody's Corp. ......................................................... 2,725 1,071,007
Morgan Stanley ........................................................ 10,301 969,942
Morningstar, Inc. ....................................................... 2,565 790,969
MSCI, Inc. ........................................................... 1,511 846,840
Nasdaq, Inc. .......................................................... 19,798 1,249,254
Northern Trust Corp. .................................................... 8,752 778,228
PayPal Holdings, Inc.(a) .................................................. 9,230 618,318
Principal Financial Group, Inc. ............................................. 13,023 1,124,015
Prudential Financial, Inc. ................................................. 10,023 1,176,700
Raymond James Financial, Inc. ............................................. 8,042 1,032,754
Regions Financial Corp. .................................................. 35,038 737,200
Reinsurance Group of America, Inc. ......................................... 6,450 1,244,076
RenaissanceRe Holdings Ltd. .............................................. 3,397 798,397
Ryan Specialty Holdings, Inc. .............................................. 19,168 1,063,824
S&P Global, Inc. ....................................................... 2,388 1,015,975
State Street Corp. ....................................................... 11,565 894,206
Synchrony Financial ..................................................... 19,178 826,955
T. Rowe Price Group, Inc. ................................................. 7,196 877,336
The Bank of New York Mellon Corp. ......................................... 19,260 1,109,761
The Charles Schwab Corp. ................................................ 10,222 739,459
The Goldman Sachs Group, Inc. ............................................ 2,554 1,066,780
The Hartford Financial Services Group, Inc. .................................... 13,598 1,401,274
The PNC Financial Services Group, Inc. ...................................... 5,529 893,486
The Progressive Corp. ................................................... 3,985 824,178
The Travelers Cos., Inc. .................................................. 5,531 1,272,904
Tradeweb Markets, Inc., Class A ............................................ 8,711 907,425
U.S. Bancorp .......................................................... 15,642 699,197
Visa, Inc., Class A ...................................................... 5,444 1,519,312
W.R. Berkley Corp. ..................................................... 12,688 1,122,127
Wells Fargo & Co. ...................................................... 16,284 943,821
82,520,157
Health Care (12.1%):
Abbott Laboratories ..................................................... 9,968 1,132,963
AbbVie, Inc. .......................................................... 7,194 1,310,027
Agilent Technologies, Inc. ................................................. 5,945 865,057
Align Technology, Inc.(a) ................................................. 1,419 465,318
Amgen, Inc. ........................................................... 3,478 988,865
Avantor, Inc.(a) ........................................................ 28,016 716,369
Becton Dickinson & Co. .................................................. 4,467 1,105,359
Biogen, Inc.(a) ......................................................... 4,299 926,993
BioMarin Pharmaceutical, Inc.(a) ........................................... 8,887 776,191
Bio-Techne Corp. ....................................................... 9,117 641,746
Boston Scientific Corp.(a) ................................................. 16,124 1,104,333
Bristol-Myers Squibb Co. ................................................. 21,078 1,143,060
Bruker Corp. .......................................................... 7,624 716,199
Cardinal Health, Inc. .................................................... 9,326 1,043,579
Cencora, Inc. .......................................................... 5,835 1,417,847
Centene Corp.(a) ....................................................... 11,042 866,576
Charles River Laboratories International, Inc.(a) ................................. 2,578 698,509
CVS Health Corp. ...................................................... 11,166 890,600

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(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Danaher Corp. ......................................................... 3,697 $ 923,215
DaVita, Inc.(a) ......................................................... 4,586 633,097
Dexcom, Inc.(a) ........................................................ 4,684 649,671
Edwards Lifesciences Corp.(a) ............................................. 8,572 819,140
Elevance Health, Inc. .................................................... 2,023 1,049,006
Eli Lilly & Co. ......................................................... 918 714,167
GE HealthCare Technologies, Inc. ........................................... 8,460 769,099
Gilead Sciences, Inc. .................................................... 12,874 943,021
HCA Healthcare, Inc. .................................................... 3,111 1,037,612
Hologic, Inc.(a) ........................................................ 15,115 1,178,365
Humana, Inc. .......................................................... 1,889 654,954
IDEXX Laboratories, Inc.(a) ............................................... 1,237 667,893
Incyte Corp.(a) ......................................................... 14,490 825,495
Insulet Corp.(a) ........................................................ 2,920 500,488
Intuitive Surgical, Inc.(a) ................................................. 1,969 785,808
IQVIA Holdings, Inc.(a) .................................................. 3,054 772,326
Johnson & Johnson ..................................................... 8,425 1,332,751
Laboratory Corp. of America Holdings ........................................ 5,818 1,271,000
McKesson Corp. ....................................................... 2,149 1,153,691
Medpace Holdings, Inc.(a) ................................................ 1,371 554,090
Medtronic PLC ........................................................ 13,779 1,200,840
Merck & Co., Inc. ...................................................... 9,755 1,287,172
Mettler-Toledo International, Inc.(a) ......................................... 640 852,026
Molina Healthcare, Inc.(a) ................................................ 2,197 902,594
Neurocrine Biosciences, Inc.(a) ............................................. 6,677 920,892
Pfizer, Inc. ............................................................ 33,629 933,205
Quest Diagnostics, Inc. ................................................... 9,286 1,236,059
Regeneron Pharmaceuticals, Inc.(a) .......................................... 1,057 1,017,352
Repligen Corp.(a) ....................................................... 2,390 439,569
ResMed, Inc. .......................................................... 3,384 670,134
Revvity, Inc. .......................................................... 5,839 613,095
STERIS PLC .......................................................... 4,629 1,040,692
Stryker Corp. .......................................................... 2,813 1,006,688
The Cigna Group ....................................................... 2,030 737,276
The Cooper Cos., Inc.(a) .................................................. 10,639 1,079,433
Thermo Fisher Scientific, Inc. .............................................. 1,700 988,057
United Therapeutics Corp.(a) .............................................. 3,957 909,002
UnitedHealth Group, Inc. ................................................. 2,062 1,020,071
Veeva Systems, Inc., Class A(a) ............................................. 3,028 701,557
Vertex Pharmaceuticals, Inc.(a) ............................................. 2,041 853,158
Viatris, Inc. ........................................................... 62,206 742,740
Waters Corp.(a) ........................................................ 2,188 753,175
West Pharmaceutical Services, Inc. .......................................... 1,913 756,993
Zimmer Biomet Holdings, Inc. ............................................. 7,869 1,038,551
Zoetis, Inc. ........................................................... 4,280 724,219
56,469,030
Industrials (17.9%):
A.O. Smith Corp. ....................................................... 12,123 1,084,524
Advanced Drainage Systems, Inc. ........................................... 3,904 672,425
AECOM ............................................................. 11,889 1,166,073
Allegion PLC ......................................................... 6,825 919,396
AMETEK, Inc. ........................................................ 7,658 1,400,648
Automatic Data Processing, Inc. ............................................ 4,372 1,091,863
Axon Enterprise, Inc.(a) .................................................. 1,976 618,251
Booz Allen Hamilton Holding Corp. ......................................... 5,659 840,022
Broadridge Financial Solutions, Inc. ......................................... 6,061 1,241,656
Builders FirstSource, Inc.(a) ............................................... 2,590 540,145
Carlisle Cos., Inc. ....................................................... 2,196 860,503
Carrier Global Corp. ..................................................... 14,039 816,087
Caterpillar, Inc. ........................................................ 2,443 895,189
Cintas Corp. .......................................................... 1,959 1,345,892
Comfort Systems USA, Inc. ............................................... 1,972 626,524
Copart, Inc.(a) ......................................................... 19,185 1,111,195

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(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
CSX Corp. ............................................................ 32,322 $ 1,198,177
Cummins, Inc. ......................................................... 3,650 1,075,473
Dayforce, Inc.(a) ....................................................... 9,517 630,121
Deere & Co. .......................................................... 2,512 1,031,779
Delta Air Lines, Inc. ..................................................... 16,731 800,913
Dover Corp. ........................................................... 6,612 1,171,580
Eaton Corp. PLC ....................................................... 3,045 952,111
EMCOR Group, Inc. .................................................... 2,616 916,123
Emerson Electric Co. .................................................... 8,638 979,722
Equifax, Inc. .......................................................... 2,736 731,935
Expeditors International of Washington, Inc. .................................... 8,869 1,078,204
Fastenal Co. ........................................................... 14,782 1,140,283
FedEx Corp. .......................................................... 3,391 982,508
Fortive Corp. .......................................................... 11,900 1,023,638
General Dynamics Corp. .................................................. 4,416 1,247,476
General Electric Co. ..................................................... 6,302 1,106,190
Graco, Inc. ........................................................... 11,023 1,030,210
HEICO Corp. .......................................................... 5,542 1,058,522
Honeywell International, Inc. .............................................. 6,507 1,335,562
Howmet Aerospace, Inc. .................................................. 15,011 1,027,203
Hubbell, Inc. .......................................................... 2,271 942,579
Huntington Ingalls Industries, Inc. ........................................... 3,468 1,010,818
IDEX Corp. ........................................................... 4,871 1,188,621
Illinois Tool Works, Inc. .................................................. 4,999 1,341,382
Ingersoll Rand, Inc. ..................................................... 11,385 1,081,006
J.B. Hunt Transport Services, Inc. ........................................... 4,073 811,545
Jacobs Solutions, Inc. .................................................... 6,865 1,055,356
Johnson Controls International PLC .......................................... 14,092 920,489
L3Harris Technologies, Inc. ............................................... 4,525 964,278
Leidos Holdings, Inc. .................................................... 8,492 1,113,216
Lennox International, Inc. ................................................. 1,720 840,667
Lincoln Electric Holdings, Inc. ............................................. 3,621 924,948
Lockheed Martin Corp. ................................................... 2,737 1,244,979
Masco Corp. .......................................................... 11,184 882,194
Nordson Corp. ......................................................... 4,361 1,197,269
Norfolk Southern Corp. .................................................. 3,647 929,511
Northrop Grumman Corp. ................................................. 2,044 978,381
Old Dominion Freight Line, Inc. ............................................ 3,340 732,495
Otis Worldwide Corp. .................................................... 14,581 1,447,456
Owens Corning ........................................................ 4,851 809,147
PACCAR, Inc. ......................................................... 9,927 1,229,856
Parker-Hannifin Corp. ................................................... 1,628 904,826
Paychex, Inc. .......................................................... 9,289 1,140,689
Quanta Services, Inc. .................................................... 2,940 763,812
Republic Services, Inc. ................................................... 8,724 1,670,123
Rockwell Automation, Inc. ................................................ 2,322 676,468
Rollins, Inc. ........................................................... 19,794 915,868
RTX Corp. ............................................................ 9,665 942,627
Saia, Inc.(a) ........................................................... 973 569,205
Snap-on, Inc. .......................................................... 3,652 1,081,795
Southwest Airlines Co. ................................................... 19,176 559,747
SS&C Technologies Holdings, Inc. .......................................... 16,490 1,061,461
Textron, Inc. .......................................................... 10,008 960,067
Trane Technologies PLC .................................................. 2,940 882,588
TransDigm Group, Inc. ................................................... 862 1,061,639
Uber Technologies, Inc.(a) ................................................ 7,548 581,121
U-Haul Holding Co. ..................................................... 11,243 749,683
Union Pacific Corp. ..................................................... 4,191 1,030,693
United Airlines Holdings, Inc.(a) ............................................ 13,234 633,644
United Parcel Service, Inc., Class B .......................................... 6,286 934,288
United Rentals, Inc. ..................................................... 861 620,876
Veralto Corp. .......................................................... 7,235 641,455
Verisk Analytics, Inc. .................................................... 5,147 1,213,302
Vertiv Holdings Co., Class A ............................................... 5,977 488,142

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Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
W.W. Grainger, Inc. ..................................................... 1,048 $ 1,066,130
Waste Management, Inc. .................................................. 6,337 1,350,732
Watsco, Inc. ........................................................... 2,048 884,675
Westinghouse Air Brake Technologies Corp. .................................... 8,449 1,230,850
XPO, Inc.(a) .......................................................... 3,967 484,093
Xylem, Inc. ........................................................... 8,329 1,076,440
83,571,355
Information Technology (12.6%):
Accenture PLC, Class A .................................................. 3,110 1,077,957
Adobe, Inc.(a) ......................................................... 1,356 684,238
Advanced Micro Devices, Inc.(a) ............................................ 2,438 440,035
Akamai Technologies, Inc.(a) .............................................. 9,428 1,025,389
Amphenol Corp., Class A ................................................. 11,574 1,335,061
Analog Devices, Inc. .................................................... 4,668 923,284
Apple, Inc. ........................................................... 6,416 1,100,216
Applied Materials, Inc. ................................................... 3,105 640,344
AppLovin Corp., Class A(a) ............................................... 5,800 401,476
Arista Networks, Inc.(a) .................................................. 1,788 518,484
Autodesk, Inc.(a) ....................................................... 3,226 840,115
Bentley Systems, Inc., Class B ............................................. 14,529 758,704
Broadcom, Inc. ........................................................ 521 690,539
Cadence Design Systems, Inc.(a) ............................................ 2,765 860,689
CDW Corp. ........................................................... 4,782 1,223,140
Cisco Systems, Inc. ..................................................... 22,745 1,135,203
Cognizant Technology Solutions Corp., Class A ................................. 13,235 969,993
Corning, Inc. .......................................................... 30,617 1,009,136
Corpay, Inc.(a) ......................................................... 3,117 961,719
Datadog, Inc., Class A(a) ................................................. 3,074 379,946
Dell Technologies, Inc., Class C ............................................ 5,910 674,390
DocuSign, Inc.(a) ....................................................... 10,571 629,503
Dynatrace, Inc.(a) ...................................................... 13,913 646,120
Elastic NV(a) .......................................................... 2,567 257,316
Enphase Energy, Inc.(a) .................................................. 2,766 334,631
Entegris, Inc. .......................................................... 4,613 648,311
EPAM Systems, Inc.(a) ................................................... 2,129 587,945
F5, Inc.(a) ............................................................ 6,144 1,164,841
Fair Isaac Corp.(a) ...................................................... 643 803,499
First Solar, Inc.(a) ...................................................... 3,192 538,810
Fortinet, Inc.(a) ........................................................ 7,291 498,048
Gartner, Inc.(a) ........................................................ 1,805 860,389
Gen Digital, Inc. ....................................................... 33,215 744,016
GoDaddy, Inc., Class A(a) ................................................. 7,206 855,208
Hewlett Packard Enterprise Co. ............................................. 49,381 875,525
HP, Inc. .............................................................. 34,109 1,030,774
Intel Corp. ............................................................ 13,299 587,417
International Business Machines Corp. ........................................ 5,968 1,139,649
Intuit, Inc. ............................................................ 1,437 934,050
Jabil, Inc. ............................................................ 3,778 506,063
Keysight Technologies, Inc.(a) ............................................. 5,037 787,686
KLA Corp. ........................................................... 987 689,489
Lam Research Corp. ..................................................... 690 670,383
Lattice Semiconductor Corp.(a) ............................................. 5,886 460,462
Manhattan Associates, Inc.(a) .............................................. 3,204 801,737
Microchip Technology, Inc. ................................................ 8,242 739,390
Microsoft Corp. ........................................................ 2,501 1,052,221
MicroStrategy, Inc.(a) .................................................... 296 504,550
Monolithic Power Systems, Inc. ............................................ 694 470,129
Motorola Solutions, Inc. .................................................. 3,749 1,330,820
NetApp, Inc. .......................................................... 9,933 1,042,667
NVIDIA Corp. ......................................................... 660 596,350
NXP Semiconductors NV ................................................. 2,873 711,843
ON Semiconductor Corp.(a) ............................................... 5,950 437,623
Oracle Corp. .......................................................... 6,052 760,192

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Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Palantir Technologies, Inc., Class A(a) ........................................ 12,181 $ 280,285
Palo Alto Networks, Inc.(a) ................................................ 1,336 379,598
PTC, Inc.(a) ........................................................... 6,067 1,146,299
Pure Storage, Inc., Class A(a) .............................................. 8,801 457,564
QUALCOMM, Inc. ..................................................... 4,720 799,096
Roper Technologies, Inc. .................................................. 2,691 1,509,220
Salesforce, Inc. ........................................................ 2,707 815,294
ServiceNow, Inc.(a) ..................................................... 1,081 824,154
Skyworks Solutions, Inc. ................................................. 7,585 821,607
Super Micro Computer, Inc.(a) ............................................. 263 265,638
Synopsys, Inc.(a) ....................................................... 1,383 790,385
TE Connectivity Ltd. .................................................... 7,261 1,054,588
Teledyne Technologies, Inc.(a) ............................................. 2,467 1,059,132
Teradyne, Inc. ......................................................... 6,453 728,092
Texas Instruments, Inc. ................................................... 5,495 957,284
Trimble, Inc.(a) ........................................................ 11,315 728,233
Tyler Technologies, Inc.(a) ................................................ 2,074 881,471
VeriSign, Inc.(a) ........................................................ 6,016 1,140,092
Workday, Inc., Class A(a) ................................................. 2,531 690,330
Zebra Technologies Corp.(a) ............................................... 1,769 533,247
Zoom Video Communications, Inc., Class A(a) .................................. 9,943 649,974
58,859,298
Materials (4.8%):
Air Products and Chemicals, Inc. ............................................ 3,018 731,171
Albemarle Corp. ....................................................... 3,296 434,215
Avery Dennison Corp. ................................................... 5,406 1,206,889
Ball Corp. ............................................................ 11,120 749,043
Celanese Corp. ......................................................... 5,284 908,108
CF Industries Holdings, Inc. ............................................... 9,546 794,323
Corteva, Inc. .......................................................... 12,083 696,827
Dow, Inc. ............................................................ 19,122 1,107,737
DuPont de Nemours, Inc. ................................................. 11,627 891,442
Ecolab, Inc. ........................................................... 4,882 1,127,254
Freeport-McMoRan, Inc. ................................................. 17,084 803,290
International Paper Co. ................................................... 25,365 989,742
Linde PLC ............................................................ 2,780 1,290,810
LyondellBasell Industries NV, Class A ........................................ 11,221 1,147,684
Martin Marietta Materials, Inc. ............................................. 1,660 1,019,140
Nucor Corp. ........................................................... 4,230 837,117
Packaging Corp. of America ............................................... 5,542 1,051,761
PPG Industries, Inc. ..................................................... 7,754 1,123,554
Reliance, Inc. .......................................................... 2,613 873,212
RPM International, Inc. .................................................. 7,643 909,135
Steel Dynamics, Inc. ..................................................... 5,408 801,628
The Sherwin-Williams Co. ................................................ 3,308 1,148,968
Vulcan Materials Co. .................................................... 3,752 1,023,996
Westlake Corp. ........................................................ 5,566 850,485
22,517,531
Real Estate (0.4%):
CBRE Group, Inc., Class A(a) .............................................. 8,237 800,966
CoStar Group, Inc.(a) .................................................... 9,260 894,516
1,695,482
Utilities (6.5%):
Alliant Energy Corp. .................................................... 23,053 1,161,871
Ameren Corp. ......................................................... 13,948 1,031,594
American Electric Power Co., Inc. ........................................... 11,774 1,013,741
American Water Works Co., Inc. ............................................ 8,102 990,145
Atmos Energy Corp. ..................................................... 11,397 1,354,761
CenterPoint Energy, Inc. .................................................. 41,180 1,173,218
CMS Energy Corp. ...................................................... 19,196 1,158,287
Consolidated Edison, Inc. ................................................. 13,688 1,243,007

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Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Constellation Energy Corp. ................................................ 3,658 $ 676,181
Dominion Energy, Inc. ................................................... 17,654 868,400
DTE Energy Co. ....................................................... 10,057 1,127,792
Duke Energy Corp. ...................................................... 13,423 1,298,138
Edison International ..................................................... 14,700 1,039,731
Entergy Corp. ......................................................... 10,826 1,144,092
Evergy, Inc. ........................................................... 20,948 1,118,204
Exelon Corp. .......................................................... 26,831 1,008,041
FirstEnergy Corp. ....................................................... 29,748 1,148,868
NextEra Energy, Inc. .................................................... 13,003 831,022
NiSource, Inc. ......................................................... 38,982 1,078,242
PG&E Corp. .......................................................... 59,168 991,656
PPL Corp. ............................................................ 43,817 1,206,282
Public Service Enterprise Group, Inc. ......................................... 18,196 1,215,129
Sempra .............................................................. 16,331 1,173,056
The AES Corp. ........................................................ 38,366 687,902
The Southern Co. ....................................................... 17,163 1,231,274
Vistra Corp. ........................................................... 16,144 1,124,430
WEC Energy Group, Inc. ................................................. 13,696 1,124,716
Xcel Energy, Inc. ....................................................... 19,199 1,031,946
30,251,726
Total Common Stocks (Cost $414,360,579) 463,683,390
Investment Companies (0.1%)
Federated Hermes Treasury Obligations Fund, Institutional Shares, 5.17% (c) ............ 580,450 580,450
Total Investment Companies (Cost $580,450) 580,450
Collateral for Securities Loaned (0.4%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.21%(c) ........ 428,934 428,934
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.24%(c) ............ 428,934 428,934
Invesco Government & Agency Portfolio, Institutional Shares, 5.24%(c) ............... 428,934 428,934
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.22%(c) . 428,934 428,934
Total Collateral for Securities Loaned (Cost $1,715,736) 1,715,736
Total Investments (Cost $416,656,765) — 100.0% 465,979,576
Liabilities in excess of other assets — 0.0%(d) (155,389)
NET ASSETS - 100.00% $ 465,824,187
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on March 31, 2024.
(d) Amount represents less than 0.05% of net assets.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 7 6/21/24 $ 1,824,492 $ 1,857,975 $ 33,483
Total unrealized appreciation $ 33,483
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 33,483

Schedule of Portfolio Investments
March 31, 2024
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(Unaudited)
A
Security Description Shares Value
Common Stocks (99.3%)
Communication Services (3.4%):
AT&T, Inc. ........................................................... 432,337 $ 7,609,131
Omnicom Group, Inc. .................................................... 93,540 9,050,930
The Interpublic Group of Cos., Inc. .......................................... 212,550 6,935,507
Verizon Communications, Inc. .............................................. 184,312 7,733,732
31,329,300
Consumer Discretionary (2.7%):
Best Buy Co., Inc. ...................................................... 89,332 7,327,904
Darden Restaurants, Inc. .................................................. 64,107 10,715,485
Ford Motor Co. ........................................................ 467,621 6,210,007
24,253,396
Consumer Staples (15.4%):
Altria Group, Inc. ....................................................... 250,945 10,946,221
Archer-Daniels-Midland Co. ............................................... 99,433 6,245,387
Campbell Soup Co. ..................................................... 208,357 9,261,469
Conagra Brands, Inc. .................................................... 328,797 9,745,543
General Mills, Inc. ...................................................... 160,390 11,222,488
Hormel Foods Corp. ..................................................... 186,610 6,510,823
Kellanova ............................................................ 178,373 10,218,989
Kimberly-Clark Corp. .................................................... 101,890 13,179,471
PepsiCo, Inc. .......................................................... 71,256 12,470,513
Philip Morris International, Inc. ............................................. 134,453 12,318,584
The Clorox Co. ........................................................ 50,928 7,797,586
The Coca-Cola Co. ...................................................... 233,680 14,296,542
The Kraft Heinz Co. ..................................................... 289,591 10,685,908
Walgreens Boots Alliance, Inc. ............................................. 231,598 5,023,361
139,922,885
Energy (13.2%):
Chevron Corp. ......................................................... 59,077 9,318,806
ConocoPhillips ........................................................ 72,772 9,262,420
Coterra Energy, Inc. ..................................................... 306,503 8,545,304
Devon Energy Corp. ..................................................... 154,228 7,739,161
Diamondback Energy, Inc. ................................................ 42,379 8,398,246
EOG Resources, Inc. .................................................... 65,276 8,344,884
Exxon Mobil Corp. ..................................................... 82,539 9,594,333
HF Sinclair Corp. ....................................................... 117,139 7,071,681
Kinder Morgan, Inc. ..................................................... 650,576 11,931,564
ONEOK, Inc. .......................................................... 124,897 10,012,992
Phillips 66 ............................................................ 57,567 9,402,994
The Williams Cos., Inc. .................................................. 305,372 11,900,347
Valero Energy Corp. ..................................................... 49,572 8,461,445
119,984,177
Financials (19.1%):
Ally Financial, Inc. ...................................................... 138,955 5,640,183
Citigroup, Inc. ......................................................... 157,536 9,962,577
Citizens Financial Group, Inc. .............................................. 165,037 5,989,193
CME Group, Inc. ....................................................... 50,623 10,898,626
Corebridge Financial, Inc.(a) ............................................... 309,135 8,881,448
Fidelity National Financial, Inc. ............................................ 169,262 8,987,812
Fifth Third Bancorp ..................................................... 173,043 6,438,930
Franklin Resources, Inc. .................................................. 241,953 6,801,299
Huntington Bancshares, Inc. ............................................... 507,377 7,077,909
KeyCorp ............................................................. 320,857 5,072,749
M&T Bank Corp. ....................................................... 44,738 6,506,695
MetLife, Inc. .......................................................... 132,834 9,844,328
Morgan Stanley ........................................................ 90,934 8,562,345
Northern Trust Corp. .................................................... 77,263 6,870,226
Principal Financial Group, Inc. ............................................. 114,959 9,922,111
Prudential Financial, Inc. ................................................. 88,480 10,387,552

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(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Regions Financial Corp. .................................................. 309,325 $ 6,508,198
State Street Corp. ....................................................... 102,094 7,893,908
T. Rowe Price Group, Inc. ................................................. 63,527 7,745,212
The Bank of New York Mellon Corp. ......................................... 170,037 9,797,532
The PNC Financial Services Group, Inc. ...................................... 48,807 7,887,211
U.S. Bancorp .......................................................... 138,088 6,172,534
173,848,578
Health Care (9.2%):
AbbVie, Inc. .......................................................... 63,511 11,565,353
Amgen, Inc. ........................................................... 30,712 8,732,036
Bristol-Myers Squibb Co. ................................................. 186,066 10,090,359
CVS Health Corp. ...................................................... 98,572 7,862,103
Gilead Sciences, Inc. .................................................... 113,639 8,324,057
Johnson & Johnson ..................................................... 74,384 11,766,805
Medtronic PLC ........................................................ 121,648 10,601,623
Pfizer, Inc. ............................................................ 296,889 8,238,670
Viatris, Inc. ........................................................... 549,149 6,556,839
83,737,845
Industrials (3.2%):
Lockheed Martin Corp. ................................................... 24,156 10,987,840
Paychex, Inc. .......................................................... 82,002 10,069,845
United Parcel Service, Inc., Class B .......................................... 55,503 8,249,411
29,307,096
Information Technology (6.0%):
Cisco Systems, Inc. ..................................................... 200,789 10,021,379
Corning, Inc. .......................................................... 270,281 8,908,462
Hewlett Packard Enterprise Co. ............................................. 435,934 7,729,110
HP, Inc. .............................................................. 301,119 9,099,816
International Business Machines Corp. ........................................ 52,676 10,059,009
Texas Instruments, Inc. ................................................... 48,508 8,450,578
54,268,354
Materials (3.9%):
Air Products and Chemicals, Inc. ............................................ 26,636 6,453,104
Dow, Inc. ............................................................ 168,817 9,779,569
International Paper Co. ................................................... 223,928 8,737,670
LyondellBasell Industries NV, Class A ........................................ 99,068 10,132,675
35,103,018
Utilities (23.2%):
Alliant Energy Corp. .................................................... 203,500 10,256,400
Ameren Corp. ......................................................... 123,132 9,106,843
American Electric Power Co., Inc. ........................................... 103,948 8,949,923
CMS Energy Corp. ...................................................... 169,460 10,225,216
Consolidated Edison, Inc. ................................................. 120,841 10,973,571
Dominion Energy, Inc. ................................................... 155,842 7,665,868
DTE Energy Co. ....................................................... 88,778 9,955,565
Duke Energy Corp. ...................................................... 118,492 11,459,361
Edison International ..................................................... 129,769 9,178,561
Entergy Corp. ......................................................... 95,573 10,100,155
Evergy, Inc. ........................................................... 184,936 9,871,884
Exelon Corp. .......................................................... 236,854 8,898,605
FirstEnergy Corp. ....................................................... 262,612 10,142,075
NextEra Energy, Inc. .................................................... 114,786 7,335,973
NiSource, Inc. ......................................................... 344,124 9,518,470
PPL Corp. ............................................................ 386,816 10,649,045
Public Service Enterprise Group, Inc. ......................................... 160,630 10,726,871
Sempra .............................................................. 144,170 10,355,731
The AES Corp. ........................................................ 338,704 6,072,963
The Southern Co. ....................................................... 151,514 10,869,614
WEC Energy Group, Inc. ................................................. 120,907 9,928,883

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(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Xcel Energy, Inc. ....................................................... 169,481 $ 9,109,604
211,351,181
Total Common Stocks (Cost $867,981,647) 903,105,830
Investment Companies (0.3%)
Federated Hermes Treasury Obligations Fund, Institutional Shares, 5.17% (b) ............ 2,740,455 2,740,455
Total Investment Companies (Cost $2,740,455) 2,740,455
Collateral for Securities Loaned (0.9%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.21%(b) ........ 2,005,313 2,005,313
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.24%(b) ............ 2,005,313 2,005,313
Invesco Government & Agency Portfolio, Institutional Shares, 5.24%(b) ............... 2,005,313 2,005,313
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.22%(b) . 2,005,313 2,005,313
Total Collateral for Securities Loaned (Cost $8,021,252) 8,021,252
Total Investments (Cost $878,743,354) — 100.5% 913,867,537
Liabilities in excess of other assets — (0.5)% (4,638,528)
NET ASSETS - 100.00% $ 909,229,009
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rate disclosed is the daily yield on March 31, 2024.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 13 6/21/24 $ 3,397,177 $ 3,450,525 $ 53,348
Total unrealized appreciation $ 53,348
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 53,348

Schedule of Portfolio Investments
March 31, 2024
Victory Portfolios II
VictoryShares US Discovery Enhanced Volatility Wtd ETF

(Unaudited)
Security Description Shares Value
Common Stocks (99.4%)
Communication Services (2.6%):
Cable One, Inc. ........................................................ 179 $ 75,740
Cargurus, Inc. (a) ....................................................... 3,651 84,265
Cinemark Holdings, Inc. (a) ................................................ 4,881 87,712
Cogent Communications Holdings, Inc. ....................................... 1,228 80,225
Frontier Communications Parent, Inc. (a) ...................................... 1,902 46,599
Integral Ad Science Holding Corp. (a) ......................................... 4,346 43,330
Madison Square Garden Entertainment Corp. (a) ................................. 2,118 83,047
Madison Square Garden Sports Corp. (a) ....................................... 573 105,730
Shutterstock, Inc. ....................................................... 1,276 58,454
Sphere Entertainment Co. (a) ............................................... 1,241 60,908
TEGNA, Inc. .......................................................... 8,924 133,325
TripAdvisor, Inc. (a) ..................................................... 2,555 71,003
United States Cellular Corp. (a) ............................................. 709 25,878
Warner Music Group Corp. , Class A ......................................... 3,290 108,636
Yelp, Inc. (a) ........................................................... 2,381 93,811
Ziff Davis, Inc. (a) ....................................................... 1,563 98,532
1,257,195
Consumer Discretionary (15.4%):
Abercrombie & Fitch Co. (a) ............................................... 531 66,550
Academy Sports & Outdoors, Inc. ........................................... 1,064 71,863
Acushnet Holdings Corp. ................................................. 1,565 103,212
Adient PLC (a) ......................................................... 2,625 86,415
Adtalem Global Education, Inc. (a) ........................................... 1,516 77,922
Advance Auto Parts, Inc. ................................................. 1,091 92,833
American Eagle Outfitters, Inc. ............................................. 3,364 86,758
Arhaus, Inc. ........................................................... 4,769 73,395
Asbury Automotive Group, Inc. (a) ........................................... 408 96,198
Atmus Filtration Technologies, Inc. (a) ........................................ 4,051 130,645
Bloomin' Brands, Inc. .................................................... 3,520 100,954
Boot Barn Holdings, Inc. (a) ............................................... 779 74,122
Bowlero Corp. , Class A (b) ................................................ 4,450 60,965
Brinker International, Inc. (a) ............................................... 1,836 91,212
Camping World Holdings, Inc. , Class A ....................................... 2,509 69,876
Carter's, Inc. .......................................................... 1,423 120,500
Carvana Co. (a) ......................................................... 345 30,329
Cavco Industries, Inc. (a) .................................................. 217 86,596
Century Communities, Inc. ................................................ 944 91,096
Chewy, Inc. , Class A (a) .................................................. 3,438 54,699
Columbia Sportswear Co. ................................................. 1,601 129,969
Cracker Barrel Old Country Store, Inc. (b) ..................................... 1,230 89,458
Dana, Inc. ............................................................ 6,763 85,890
Dave & Buster's Entertainment, Inc. (a) ....................................... 1,127 70,550
Dillard's, Inc. , Class A ................................................... 190 89,612
Dorman Products, Inc. (a) ................................................. 837 80,678
Dream Finders Homes, Inc. , Class A (a) ....................................... 1,206 52,738
Dutch Bros, Inc. , Class A (a) (b) ............................................. 2,320 76,560
First Watch Restaurant Group, Inc. (a) ........................................ 3,912 96,313
Foot Locker, Inc. ....................................................... 1,462 41,667
Fox Factory Holding Corp. (a) .............................................. 1,070 55,715
Frontdoor, Inc. (a) ....................................................... 3,261 106,243
Gentherm, Inc. (a) ....................................................... 1,101 63,396
Graham Holdings Co. , Class B ............................................. 202 155,071
Grand Canyon Education, Inc. (a) ............................................ 879 119,729
Green Brick Partners, Inc. (a) ............................................... 1,339 80,648
Group 1 Automotive, Inc. ................................................. 344 100,527
H&R Block, Inc. ....................................................... 2,523 123,905
Helen of Troy Ltd. (a) .................................................... 609 70,181
Installed Building Products, Inc. ............................................ 333 86,157
Jack in the Box, Inc. ..................................................... 1,372 93,955
KB Home ............................................................ 1,314 93,136
Kontoor Brands, Inc. .................................................... 1,338 80,614

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Security Description Shares Value
Laureate Education, Inc. .................................................. 8,424 $ 122,738
La-Z-Boy, Inc. ......................................................... 2,527 95,066
LCI Industries ......................................................... 648 79,743
Leslie's, Inc. (a) ........................................................ 4,806 31,239
Levi Strauss & Co. , Class A ............................................... 5,269 105,327
LGI Homes, Inc. (a) ..................................................... 602 70,055
Life Time Group Holdings, Inc. (a) ........................................... 4,401 68,304
M/I Homes, Inc. (a) ...................................................... 643 87,634
Macy's, Inc. ........................................................... 3,563 71,224
Marriott Vacations Worldwide Corp. ......................................... 785 84,568
Mister Car Wash, Inc. (a) .................................................. 6,949 53,855
Modine Manufacturing Co. (a) .............................................. 727 69,203
Nordstrom, Inc. ........................................................ 3,288 66,648
Ollie's Bargain Outlet Holdings, Inc. (a) ....................................... 1,243 98,905
Oxford Industries, Inc. ................................................... 981 110,264
Papa John's International, Inc. .............................................. 1,403 93,440
Patrick Industries, Inc. ................................................... 852 101,788
Phinia, Inc. ........................................................... 1,582 60,796
Red Rock Resorts, Inc. , Class A ............................................. 1,621 96,968
Revolve Group, Inc. (a) (b) ................................................. 2,611 55,275
Shake Shack, Inc. , Class A (a) .............................................. 593 61,690
Signet Jewelers Ltd. ..................................................... 730 73,051
Skyline Champion Corp. (a) ................................................ 861 73,194
Sonic Automotive, Inc. , Class A ............................................ 1,387 78,976
Steven Madden Ltd. ..................................................... 2,645 111,831
Strategic Education, Inc. .................................................. 924 96,207
Stride, Inc. (a) .......................................................... 1,647 103,843
The Buckle, Inc. ........................................................ 2,303 92,742
The Cheesecake Factory, Inc. .............................................. 2,850 103,027
The Gap, Inc. .......................................................... 2,931 80,749
The ODP Corp. (a) ...................................................... 1,701 90,238
The Wendy's Co. ....................................................... 8,160 153,734
Topgolf Callaway Brands Corp. (a) ........................................... 4,438 71,762
Travel + Leisure Co. ..................................................... 1,989 97,381
Tri Pointe Homes, Inc. (a) ................................................. 2,384 92,165
Under Armour, Inc. , Class A (a) ............................................. 8,229 60,730
United Parks & Resorts, Inc. (a) ............................................. 1,698 95,445
Urban Outfitters, Inc. (a) .................................................. 1,909 82,889
Victoria's Secret & Co. (a) ................................................. 1,813 35,136
Visteon Corp. (a) ........................................................ 844 99,263
Wingstop, Inc. ......................................................... 267 97,829
Winnebago Industries, Inc. ................................................ 1,407 104,118
Worthington Enterprises, Inc. .............................................. 1,386 86,251
XPEL, Inc. (a) ......................................................... 1,256 67,849
YETI Holdings, Inc. (a) ................................................... 1,536 59,213
7,501,205
Consumer Staples (4.9%):
BellRing Brands, Inc. (a) .................................................. 2,046 120,775
Cal-Maine Foods, Inc. ................................................... 1,784 104,989
Central Garden & Pet Co. , Class A (a) ........................................ 2,561 94,552
Edgewell Personal Care Co. ............................................... 3,324 128,439
Energizer Holdings, Inc. .................................................. 3,400 100,096
Grocery Outlet Holding Corp. (a) ............................................ 4,476 128,819
Ingles Markets, Inc. , Class A ............................................... 2,071 158,804
Inter Parfums, Inc. ...................................................... 615 86,414
J & J Snack Foods Corp. .................................................. 902 130,393
MGP Ingredients, Inc. .................................................... 955 82,254
National Beverage Corp. (a) ................................................ 2,051 97,341
Seaboard Corp. ........................................................ 47 151,524
Spectrum Brands Holdings, Inc. ............................................ 1,499 133,426
Sprouts Farmers Market, Inc. (a) ............................................ 1,758 113,356
The Andersons, Inc. ..................................................... 1,741 99,881
The Boston Beer Co., Inc. , Class A (a) ........................................ 254 77,323

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March 31, 2024
Security Description Shares Value
The Chefs' Warehouse, Inc. (a) .............................................. 1,806 $ 68,014
The Simply Good Foods Co. (a) ............................................. 2,948 100,321
The Vita Coco Co., Inc. (a) ................................................ 2,260 55,212
Tootsie Roll Industries, Inc. ................................................ 129 4,131
TreeHouse Foods, Inc. (a) ................................................. 2,438 94,960
Vector Group Ltd. ...................................................... 7,966 87,307
WD-40 Co. ........................................................... 319 80,806
Weis Markets, Inc. ...................................................... 1,653 106,453
2,405,590
Energy (6.1%):
Archrock, Inc. ......................................................... 5,369 105,608
Atlas Energy Solutions, Inc. (b) ............................................. 4,175 94,439
Cactus, Inc. , Class A ..................................................... 2,007 100,531
California Resources Corp. ................................................ 1,915 105,516
CNX Resources Corp. (a) ................................................. 5,599 132,808
Comstock Resources, Inc. (b) ............................................... 8,046 74,667
CONSOL Energy, Inc. ................................................... 821 68,767
Crescent Energy Co. , Class A .............................................. 6,471 77,005
CVR Energy, Inc. ....................................................... 2,726 97,209
Delek U.S. Holdings, Inc. ................................................. 3,394 104,332
Dorian LPG Ltd. ....................................................... 1,844 70,920
Equitrans Midstream Corp. ................................................ 8,920 111,411
Gulfport Energy Corp. (a) ................................................. 665 106,480
Helmerich & Payne, Inc. .................................................. 2,156 90,681
HighPeak Energy, Inc. (b) ................................................. 2,916 45,985
International Seaways, Inc. ................................................ 1,743 92,728
Kinetik Holdings, Inc. ................................................... 3,356 133,804
Kosmos Energy Ltd. (a) ................................................... 11,819 70,441
Liberty Energy, Inc. ..................................................... 3,795 78,632
Magnolia Oil & Gas Corp. , Class A (b) ........................................ 4,706 122,121
Northern Oil & Gas, Inc. .................................................. 2,819 111,858
Oceaneering International, Inc. (a) ........................................... 3,595 84,123
Par Pacific Holdings, Inc. (a) ............................................... 2,544 94,281
Patterson-UTI Energy, Inc. ................................................ 5,999 71,628
Peabody Energy Corp. ................................................... 3,746 90,878
Permian Resources Corp. ................................................. 5,858 103,452
RPC, Inc. ............................................................ 10,775 83,399
SM Energy Co. ........................................................ 1,939 96,659
Talos Energy, Inc. (a) ..................................................... 6,090 84,834
Tidewater, Inc. (a) ....................................................... 996 91,632
Vital Energy, Inc. (a) ..................................................... 1,436 75,447
World Kinect Corp. ..................................................... 3,861 102,123
2,974,399
Financials (23.5%):
Affiliated Managers Group, Inc. ............................................ 729 122,086
Ameris Bancorp ........................................................ 2,025 97,969
Artisan Partners Asset Management, Inc. , Class A ................................ 2,395 109,619
Associated Banc-Corp. ................................................... 4,596 98,860
Assured Guaranty Ltd. ................................................... 1,443 125,902
Atlantic Union Bankshares Corp. ............................................ 2,767 97,703
Axis Capital Holdings Ltd. ................................................ 2,147 139,598
Axos Financial, Inc. (a) ................................................... 1,258 67,982
BancFirst Corp. ........................................................ 1,199 105,548
Bank of Hawaii Corp. .................................................... 1,253 78,175
Bank OZK ............................................................ 1,899 86,328
BankUnited, Inc. ....................................................... 2,654 74,312
Banner Corp. .......................................................... 2,204 105,792
BGC Group, Inc. , Class A ................................................. 11,749 91,290
Bread Financial Holdings, Inc. ............................................. 1,970 73,363
Cadence Bank ......................................................... 2,868 83,172
Cathay General Bancorp .................................................. 2,555 96,656
City Holding Co. ....................................................... 1,328 138,404

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March 31, 2024
Security Description Shares Value
CNO Financial Group, Inc. ................................................ 5,060 $ 139,049
Cohen & Steers, Inc. .................................................... 1,271 97,727
Columbia Banking System, Inc. ............................................ 3,635 70,337
Community Bank System, Inc. ............................................. 2,034 97,693
Customers Bancorp, Inc. (a) ................................................ 1,187 62,982
CVB Financial Corp. .................................................... 4,413 78,728
Donnelley Financial Solutions, Inc. (a) ........................................ 1,816 112,610
Eastern Bankshares, Inc. .................................................. 6,801 93,718
Enova International, Inc. (a) ................................................ 1,240 77,909
Enstar Group Ltd. (a) .................................................... 448 139,220
Enterprise Financial Services Corp. .......................................... 2,560 103,834
Euronet Worldwide, Inc. (a) ................................................ 767 84,316
EVERTEC, Inc. ........................................................ 3,241 129,316
FB Financial Corp. ...................................................... 2,337 88,011
Federal Agricultural Mortgage Corp. , Class C ................................... 686 135,060
Federated Hermes, Inc. ................................................... 3,705 133,825
First Bancorp .......................................................... 6,442 112,993
First Bancorp .......................................................... 2,426 87,627
First Financial Bancorp ................................................... 4,519 101,316
First Financial Bankshares, Inc. ............................................. 2,965 97,282
First Hawaiian, Inc. ..................................................... 4,762 104,573
First Interstate BancSystem, Inc. , Class A ...................................... 3,031 82,473
First Merchants Corp. .................................................... 3,064 106,934
FirstCash Holdings, Inc. .................................................. 1,174 149,732
FNB Corp. ............................................................ 8,805 124,150
Fulton Financial Corp. ................................................... 6,722 106,813
Genworth Financial, Inc. (a) ................................................ 15,985 102,783
Glacier Bancorp, Inc. .................................................... 1,934 77,901
Goosehead Insurance, Inc. , Class A (a) ........................................ 932 62,090
Hamilton Lane, Inc. , Class A ............................................... 1,051 118,511
Hancock Whitney Corp. .................................................. 2,132 98,157
Heartland Financial USA, Inc. .............................................. 2,533 89,035
Hilltop Holdings, Inc. .................................................... 3,479 108,962
Home BancShares, Inc. ................................................... 4,931 121,155
Horace Mann Educators Corp. .............................................. 3,793 140,303
Houlihan Lokey, Inc. .................................................... 1,061 136,010
Independent Bank Corp. .................................................. 1,670 86,873
Independent Bank Group, Inc. .............................................. 1,836 83,813
International Bancshares Corp. ............................................. 2,270 127,438
Jackson Financial, Inc. , Class A ............................................. 1,616 106,882
Lakeland Financial Corp. ................................................. 1,379 91,455
Live Oak Bancshares, Inc. ................................................ 1,641 68,118
Merchants Bancorp ..................................................... 2,182 94,219
Mercury General Corp. ................................................... 1,562 80,599
MGIC Investment Corp. .................................................. 8,079 180,646
Mr. Cooper Group, Inc. (a) ................................................. 1,706 132,983
Navient Corp. ......................................................... 7,012 122,009
NBT Bancorp, Inc. ...................................................... 2,957 108,463
Nelnet, Inc. , Class A ..................................................... 1,864 176,428
NMI Holdings, Inc. , Class A (a) ............................................. 4,564 147,600
Northwest Bancshares, Inc. ................................................ 9,774 113,867
OFG Bancorp ......................................................... 2,971 109,362
Old National Bancorp .................................................... 6,338 110,345
Pacific Premier Bancorp, Inc. .............................................. 3,487 83,688
Palomar Holdings, Inc. (a) ................................................. 1,006 84,333
Park National Corp. ..................................................... 794 107,865
Payoneer Global, Inc. (a) .................................................. 13,871 67,413
PennyMac Financial Services, Inc. .......................................... 1,075 97,922
Piper Sandler Cos. ...................................................... 582 115,521
PJT Partners, Inc. , Class A ................................................ 1,080 101,801
Radian Group, Inc. ...................................................... 4,950 165,676
Renasant Corp. ........................................................ 2,869 89,857
Ryan Specialty Holdings, Inc. (a) ............................................ 2,702 149,961
Seacoast Banking Corp. of Florida ........................................... 3,566 90,541

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March 31, 2024
Security Description Shares Value
ServisFirst Bancshares, Inc. ............................................... 1,023 $ 67,886
Shift4 Payments, Inc. , Class A (a) ............................................ 830 54,838
Simmons First National Corp. , Class A ....................................... 4,791 93,233
SiriusPoint Ltd. (a) ...................................................... 8,313 105,658
SLM Corp. ........................................................... 5,334 116,228
StepStone Group, Inc. , Class A ............................................. 3,044 108,793
Stewart Information Services Corp. .......................................... 1,632 106,178
StoneX Group, Inc. (a) ................................................... 1,554 109,184
Synovus Financial Corp. .................................................. 2,166 86,770
Texas Capital Bancshares, Inc. (a) ........................................... 1,618 99,588
The Bancorp, Inc. (a) ..................................................... 1,996 66,786
The Hanover Insurance Group, Inc. .......................................... 1,217 165,719
The Western Union Co. ................................................... 9,210 128,756
Towne Bank .......................................................... 3,879 108,845
Triumph Financial, Inc. (a) ................................................. 1,246 98,833
Trustmark Corp. ........................................................ 3,648 102,545
UMB Financial Corp. .................................................... 1,131 98,386
United Bankshares, Inc. .................................................. 2,860 102,359
United Community Banks, Inc. ............................................. 3,534 93,015
Victory Capital Holdings, Inc. , Class A (c) ..................................... 3,092 131,194
Virtu Financial, Inc. , Class A ............................................... 5,962 122,340
Virtus Investment Partners, Inc. ............................................. 462 114,567
WaFd, Inc. ............................................................ 3,252 94,405
Walker & Dunlop, Inc. ................................................... 862 87,114
WesBanco, Inc. ........................................................ 3,222 96,048
White Mountains Insurance Group Ltd. ....................................... 74 132,778
WSFS Financial Corp. ................................................... 2,019 91,138
11,444,756
Health Care (6.2%):
Addus HomeCare Corp. (a) ................................................ 1,203 124,318
Alkermes PLC (a) ....................................................... 2,542 68,812
AMN Healthcare Services, Inc. (a) ........................................... 1,198 74,887
Amneal Pharmaceuticals, Inc. (a) ............................................ 8,326 50,456
Amphastar Pharmaceuticals, Inc. (a) .......................................... 1,324 58,137
ANI Pharmaceuticals, Inc. (a) .............................................. 1,222 84,477
Astrana Health, Inc. (a) ................................................... 1,433 60,172
Catalyst Pharmaceuticals, Inc. (a) ............................................ 4,094 65,258
CONMED Corp. ....................................................... 1,081 86,566
Corcept Therapeutics, Inc. (a) .............................................. 2,090 52,647
CorVel Corp. (a) ........................................................ 441 115,965
Doximity, Inc. , Class A (a) ................................................. 2,205 59,337
Dynavax Technologies Corp. (a) ............................................. 8,044 99,826
Fortrea Holdings, Inc. (a) .................................................. 1,823 73,175
Globus Medical, Inc. (a) .................................................. 2,059 110,445
Haemonetics Corp. (a) .................................................... 1,503 128,281
Harmony Biosciences Holdings, Inc. (a) ....................................... 1,574 52,855
Integer Holdings Corp. (a) ................................................. 894 104,312
Integra LifeSciences Holdings Corp. (a) ....................................... 2,545 90,220
Kiniksa Pharmaceuticals Ltd. , Class A (a) ...................................... 2,536 50,035
Krystal Biotech, Inc. (a) ................................................... 281 49,998
LeMaitre Vascular, Inc. ................................................... 1,104 73,261
Ligand Pharmaceuticals, Inc. (a) ............................................. 987 72,150
Merit Medical Systems, Inc. (a) ............................................. 1,223 92,642
National HealthCare Corp. ................................................ 1,157 109,348
Neogen Corp. (a) ....................................................... 4,351 68,659
Pacira BioSciences, Inc. (a) ................................................ 2,825 82,547
Patterson Cos., Inc. ..................................................... 3,017 83,420
Premier, Inc. , Class A .................................................... 5,669 125,285
Privia Health Group, Inc. (a) ............................................... 2,752 53,912
Progyny, Inc. (a) ........................................................ 2,152 82,099
RadNet, Inc. (a) ........................................................ 2,119 103,111
Schrodinger, Inc. (a) ..................................................... 1,667 45,009
Select Medical Holdings Corp. ............................................. 3,453 104,108

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March 31, 2024
Security Description Shares Value
STAAR Surgical Co. (a) .................................................. 1,742 $ 66,684
TG Therapeutics, Inc. (a) .................................................. 1,740 26,465
U.S. Physical Therapy, Inc. ................................................ 1,007 113,660
UFP Technologies, Inc. (a) ................................................. 341 86,000
3,048,539
Industrials (21.6%):
AAR Corp. (a) ......................................................... 1,626 97,349
ABM Industries, Inc. .................................................... 2,067 92,230
Air Lease Corp. ........................................................ 3,032 155,966
Alamo Group, Inc. ...................................................... 522 119,188
Albany International Corp. ................................................ 1,267 118,477
American Woodmark Corp. (a) .............................................. 834 84,784
ArcBest Corp. ......................................................... 483 68,827
Arcosa, Inc. ........................................................... 1,405 120,633
Armstrong World Industries, Inc. ............................................ 937 116,394
Array Technologies, Inc. (a) ................................................ 3,407 50,798
ASGN, Inc. (a) ......................................................... 1,188 124,455
AZZ, Inc. ............................................................ 1,791 138,462
Barnes Group, Inc. ...................................................... 1,814 67,390
Boise Cascade Co. ...................................................... 686 105,212
Brady Corp. , Class A .................................................... 2,322 137,648
Casella Waste Systems, Inc. (a) ............................................. 1,408 139,209
CBIZ, Inc. (a) .......................................................... 1,771 139,023
Cimpress PLC (a) ....................................................... 659 58,328
Concentrix Corp. ....................................................... 1,028 68,074
Construction Partners, Inc. , Class A (a) ........................................ 1,730 97,139
CoreCivic, Inc. (a) ...................................................... 6,602 103,057
CSG Systems International, Inc. ............................................ 1,585 81,691
CSW Industrials, Inc. .................................................... 536 125,746
DNOW, Inc. (a) ........................................................ 5,290 80,408
Dycom Industries, Inc. (a) ................................................. 669 96,022
Encore Wire Corp. ...................................................... 391 102,747
Enerpac Tool Group Corp. ................................................ 2,941 104,876
EnerSys .............................................................. 1,076 101,639
Enpro, Inc. ........................................................... 606 102,275
Esab Corp. ............................................................ 1,111 122,843
ESCO Technologies, Inc. ................................................. 1,255 134,348
ExlService Holdings, Inc. (a) ............................................... 3,512 111,682
Exponent, Inc. ......................................................... 1,106 91,455
Federal Signal Corp. ..................................................... 1,529 129,766
First Advantage Corp. .................................................... 6,870 111,431
Flowserve Corp. ........................................................ 3,135 143,207
Fluor Corp. (a) ......................................................... 2,114 89,380
Franklin Electric Co., Inc. ................................................. 1,385 147,932
FTAI Aviation Ltd. ...................................................... 1,825 122,822
GATX Corp. .......................................................... 1,113 149,175
Gibraltar Industries, Inc. (a) ................................................ 1,184 95,348
GMS, Inc. (a) .......................................................... 1,224 119,144
Granite Construction, Inc. ................................................. 1,754 100,206
Griffon Corp. .......................................................... 1,318 96,662
H&E Equipment Services, Inc. ............................................. 1,482 95,115
Hayward Holdings, Inc. (a) ................................................ 4,948 75,754
Helios Technologies, Inc. ................................................. 1,710 76,420
Herc Holdings, Inc. ..................................................... 451 75,903
Hillenbrand, Inc. ....................................................... 2,273 114,309
HNI Corp. ............................................................ 2,493 112,509
Hub Group, Inc. , Class A (a) ............................................... 2,710 117,126
Huron Consulting Group, Inc. (a) ............................................ 851 82,224
ICF International, Inc. ................................................... 839 126,379
IES Holdings, Inc. (a) .................................................... 746 90,743
Insperity, Inc. .......................................................... 798 87,469
Janus International Group, Inc. (a) ........................................... 5,969 90,311
JELD-WEN Holding, Inc. (a) ............................................... 3,615 76,746

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March 31, 2024
Security Description Shares Value
John Bean Technologies Corp. .............................................. 959 $ 100,590
Kadant, Inc. ........................................................... 333 109,257
Kennametal, Inc. ....................................................... 4,232 105,546
Kirby Corp. (a) ......................................................... 1,733 165,190
Korn Ferry ........................................................... 2,047 134,611
Legalzoom.com, Inc. (a) .................................................. 5,238 69,875
ManpowerGroup, Inc. ................................................... 1,769 137,345
Marten Transport Ltd. .................................................... 6,223 115,001
Masterbrand, Inc. (a) ..................................................... 5,081 95,218
Matson, Inc. .......................................................... 948 106,555
Maximus, Inc. ......................................................... 1,499 125,766
MDU Resources Group, Inc. ............................................... 7,164 180,533
MillerKnoll, Inc. ....................................................... 2,069 51,228
Moog, Inc. , Class A ..................................................... 692 110,478
MSC Industrial Direct Co., Inc. ............................................. 1,622 157,399
Mueller Industries, Inc. ................................................... 2,125 114,601
Mueller Water Products, Inc. , Class A ........................................ 6,740 108,447
MYR Group, Inc. (a) ..................................................... 605 106,934
NEXTracker, Inc. , Class A (a) .............................................. 930 52,331
NV5 Global, Inc. (a) ..................................................... 969 94,972
Powell Industries, Inc. ................................................... 201 28,602
Primoris Services Corp. .................................................. 2,558 108,894
Resideo Technologies, Inc. (a) .............................................. 3,113 69,793
Rush Enterprises, Inc. , Class A ............................................. 2,202 117,851
RXO, Inc. (a) .......................................................... 3,665 80,154
Ryder System, Inc. ...................................................... 1,075 129,204
Schneider National, Inc. , Class B ............................................ 4,779 108,197
Shoals Technologies Group, Inc. , Class A (a) .................................... 4,032 45,078
SkyWest, Inc. (a) ........................................................ 1,268 87,593
SPX Technologies, Inc. (a) ................................................. 983 121,037
Standex International Corp. ................................................ 620 112,976
Steelcase, Inc. , Class A ................................................... 5,469 71,535
Sterling Infrastructure, Inc. (a) .............................................. 544 60,009
Tennant Co. ........................................................... 1,134 137,906
Terex Corp. ........................................................... 1,328 85,523
The AZEK Co., Inc. (a) ................................................... 1,716 86,178
The Brink's Co. ........................................................ 1,335 123,327
The Greenbrier Cos., Inc. ................................................. 1,123 58,508
Trinity Industries, Inc. ................................................... 3,467 96,556
UniFirst Corp. ......................................................... 733 127,124
Upwork, Inc. (a) ........................................................ 3,164 38,791
Verra Mobility Corp. (a) .................................................. 6,135 153,191
Vicor Corp. (a) ......................................................... 895 34,225
Watts Water Technologies, Inc. , Class A ....................................... 601 127,743
Werner Enterprises, Inc. .................................................. 3,260 127,531
10,563,859
Information Technology (8.3%):
ACI Worldwide, Inc. (a) .................................................. 2,698 89,601
ACM Research, Inc. , Class A (a) ............................................ 1,126 32,812
Advanced Energy Industries, Inc. ........................................... 869 88,621
Agilysys, Inc. (a) ....................................................... 875 73,727
Alarm.com Holdings, Inc. (a) ............................................... 994 72,035
Appfolio, Inc. , Class A (a) ................................................. 267 65,880
Avnet, Inc. ............................................................ 2,809 139,270
Badger Meter, Inc. ...................................................... 717 116,018
Belden, Inc. ........................................................... 793 73,440
Blackbaud, Inc. (a) ...................................................... 1,518 112,545
BlackLine, Inc. (a) ...................................................... 1,390 89,766
Box, Inc. , Class A (a) .................................................... 4,225 119,652
Calix, Inc. (a) .......................................................... 1,731 57,400
Cirrus Logic, Inc. (a) ..................................................... 1,013 93,763
Clear Secure, Inc. , Class A ................................................ 3,888 82,698
Cohu, Inc. (a) .......................................................... 2,953 98,423

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March 31, 2024
Security Description Shares Value
Crane NXT Co. ........................................................ 1,798 $ 111,296
DigitalOcean Holdings, Inc. (a) ............................................. 1,290 49,252
Diodes, Inc. (a) ......................................................... 1,285 90,592
ePlus, Inc. (a) .......................................................... 989 77,676
Extreme Networks, Inc. (a) ................................................ 4,998 57,677
FormFactor, Inc. (a) ..................................................... 1,640 74,833
Harmonic, Inc. (a) ....................................................... 4,591 61,703
Insight Enterprises, Inc. (a) ................................................ 735 136,357
InterDigital, Inc. ....................................................... 1,097 116,787
Itron, Inc. (a) .......................................................... 790 73,091
Knowles Corp. (a) ....................................................... 5,369 86,441
MACOM Technology Solutions Holdings, Inc. (a) ................................ 987 94,397
MicroStrategy, Inc. (a) .................................................... 42 71,592
N-able, Inc. (a) ......................................................... 8,074 105,527
Napco Security Technologies, Inc. ........................................... 937 37,630
OSI Systems, Inc. (a) ..................................................... 770 109,971
PC Connection, Inc. ..................................................... 1,810 119,333
Pegasystems, Inc. ....................................................... 811 52,423
Perficient, Inc. (a) ....................................................... 985 55,446
Photronics, Inc. (a) ...................................................... 2,105 59,614
Plexus Corp. (a) ........................................................ 1,247 118,241
Progress Software Corp. .................................................. 2,285 121,813
Qualys, Inc. (a) ......................................................... 573 95,616
Rogers Corp. (a) ........................................................ 983 116,672
Sanmina Corp. (a) ....................................................... 1,024 63,672
Sprinklr, Inc. , Class A (a) .................................................. 4,510 55,338
Verint Systems, Inc. (a) ................................................... 2,093 69,383
Viavi Solutions, Inc. (a) ................................................... 9,170 83,355
Vishay Intertechnology, Inc. ............................................... 5,543 125,715
Vontier Corp. .......................................................... 2,922 132,542
4,029,636
Materials (5.1%):
Alpha Metallurgical Resources, Inc. .......................................... 161 53,318
Arch Resources, Inc. .................................................... 520 83,611
Ashland, Inc. .......................................................... 1,142 111,197
Avient Corp. .......................................................... 2,508 108,847
Balchem Corp. ......................................................... 804 124,580
Cabot Corp. ........................................................... 1,229 113,314
Carpenter Technology Corp. ............................................... 1,316 93,989
Element Solutions, Inc. ................................................... 5,249 131,120
Greif, Inc. , Class A ...................................................... 2,101 145,074
H.B. Fuller Co. ........................................................ 1,547 123,358
Hawkins, Inc. ......................................................... 1,191 91,469
Innospec, Inc. ......................................................... 1,080 139,255
Knife River Corp. (a) .................................................... 1,163 94,296
Materion Corp. ........................................................ 647 85,242
Minerals Technologies, Inc. ................................................ 1,564 117,738
MP Materials Corp. (a) (b) ................................................. 4,026 57,572
NewMarket Corp. ...................................................... 216 137,078
Quaker Chemical Corp. .................................................. 487 99,957
Sensient Technologies Corp. ............................................... 1,609 111,327
Silgan Holdings, Inc. .................................................... 2,545 123,585
Stepan Co. ............................................................ 1,185 106,697
Summit Materials, Inc. , Class A (a) .......................................... 2,106 93,864
Sylvamo Corp. ......................................................... 1,098 67,790
Warrior Met Coal, Inc. ................................................... 1,381 83,827
2,498,105
Real Estate (0.5%):
Forestar Group, Inc. (a) ................................................... 2,320 93,241
Newmark Group, Inc. , Class A ............................................. 5,803 64,355

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March 31, 2024
Security Description Shares Value
The St. Joe Co. ........................................................ 1,594 $ 92,404
250,000
Utilities (5.2%):
ALLETE, Inc. ......................................................... 2,393 142,718
American States Water Co. ................................................ 2,066 149,248
Avista Corp. .......................................................... 3,762 131,745
Black Hills Corp. ....................................................... 2,391 130,549
California Water Service Group ............................................. 2,728 126,797
Chesapeake Utilities Corp. ................................................ 1,162 124,683
Clearway Energy, Inc. , Class C ............................................. 3,852 88,789
MGE Energy, Inc. ...................................................... 2,369 186,488
National Fuel Gas Co. ................................................... 2,838 152,457
New Jersey Resources Corp. ............................................... 3,541 151,944
Northwest Natural Holding Co. ............................................. 3,194 118,881
Northwestern Energy Group, Inc. ........................................... 3,006 153,096
ONE Gas, Inc. ......................................................... 2,199 141,901
Ormat Technologies, Inc. ................................................. 1,614 106,831
Otter Tail Corp. ........................................................ 1,058 91,411
Portland General Electric Co. .............................................. 3,368 141,456
SJW Group ........................................................... 2,423 137,117
Southwest Gas Holdings, Inc. .............................................. 1,795 136,653
Spire, Inc. ............................................................ 2,480 152,198
2,564,962
Total Common Stocks (Cost $45,801,601) 48,538,246
Investment Companies (0.3%)
Federated Hermes Treasury Obligations Fund, Institutional Shares , 5 .17% (d) ............ 129,398 129,398
Total Investment Companies (Cost $129,398) 129,398
Collateral for Securities Loaned (1.3%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .21% (d) ........ 153,723 153,723
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .24% (d) ............ 153,723 153,723
Invesco Government & Agency Portfolio, Institutional Shares , 5 .24% (d) ............... 153,723 153,723
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .22% (d) . 153,723 153,723
Total Collateral for Securities Loaned (Cost $614,892) 614,892
Total Investments (Cost $46,545,891) — 101.0% 49,282,536
Liabilities in excess of other assets — (1.0)% (506,618)
NET ASSETS - 100.00% $ 48,775,918
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Affiliated security.
(d) Rate disclosed is the daily yield on March 31, 2024.
PLC
—
Public Limited Company

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March 31, 2024
Affiliated Holdings
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini Russell 2000 Index Futures ...... 2 6/21/24 $ 208,486 $ 214,590 $ 6,104
Total unrealized appreciation $ 6,104
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 6,104
Fair Value
6/30/2023
Purchases
at Cost
Proceeds
from Sales
Realized
Gains
(Losses)
Capital
Gain
Distribution
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
3/31/2024
Dividend
Income
Victory Capital Holdings,
Inc. , Class A ....... $ 37,154 $ 223,846 $ (160,216) $ 17,491 $ — $ 12,919 $ 131,194 $ 2,796

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March 31, 2024
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Security Description Shares Value
Common Stocks (98.8%)
Australia (6.1%):
Communication Services (0.5%):
REA Group Ltd. ........................................................ 524 $ 63,317
Telstra Group Ltd. ...................................................... 47,368 119,120
182,437
Consumer Discretionary (0.5%):
Aristocrat Leisure Ltd. ................................................... 2,661 74,547
Wesfarmers Ltd. ........................................................ 2,340 104,276
178,823
Consumer Staples (0.5%):
Coles Group Ltd. ....................................................... 8,885 98,059
Woolworths Group Ltd. .................................................. 4,713 101,849
199,908
Energy (0.4%):
Santos Ltd. ........................................................... 15,005 75,762
Woodside Energy Group Ltd. .............................................. 3,929 78,072
153,834
Financials (2.1%):
ANZ Group Holdings Ltd. ................................................ 6,050 115,882
Commonwealth Bank of Australia ........................................... 1,463 114,702
Insurance Australia Group Ltd. ............................................. 19,853 82,779
Macquarie Group Ltd. ................................................... 669 87,040
National Australia Bank Ltd. ............................................... 4,957 111,869
QBE Insurance Group Ltd. ................................................ 7,057 83,355
Suncorp Group Ltd. ..................................................... 8,878 94,742
Westpac Banking Corp. .................................................. 5,974 101,583
791,952
Health Care (0.4%):
Cochlear Ltd. .......................................................... 329 72,345
CSL Ltd. ............................................................. 432 81,035
153,380
Industrials (0.7%):
Brambles Ltd. ......................................................... 9,173 96,516
Computershare Ltd. ..................................................... 5,278 89,782
Reece Ltd. ............................................................ 3,219 58,931
245,229
Information Technology (0.1%):
WiseTech Global Ltd. .................................................... 663 40,581
Materials (0.7%):
BHP Group Ltd. ........................................................ 2,871 82,805
Fortescue Ltd. ......................................................... 3,409 57,079
Northern Star Resources Ltd. .............................................. 5,516 52,000
Rio Tinto Ltd. ......................................................... 1,026 81,389
273,273
Utilities (0.2%):
Origin Energy Ltd. ...................................................... 14,237 85,334
2,304,751
Austria (0.6%):
Energy (0.2%):
OMV AG ............................................................ 1,550 73,333
Financials (0.3%):
Erste Group Bank AG .................................................... 2,313 103,045

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Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Utilities (0.1%):
Verbund AG .......................................................... 862 $ 62,997
239,375
Belgium (1.2%):
Consumer Discretionary (0.2%):
D'ieteren Group ........................................................ 382 84,720
Consumer Staples (0.3%):
Anheuser-Busch InBev SA ................................................ 1,514 92,208
Financials (0.5%):
Groupe Bruxelles Lambert NV ............................................. 1,625 122,808
KBC Group NV ........................................................ 1,029 77,055
199,863
Health Care (0.2%):
UCB SA ............................................................. 568 70,093
446,884
Canada (11.9%):
Communication Services (0.7%):
BCE, Inc. ............................................................ 2,690 91,421
Rogers Communications, Inc. , Class B ........................................ 1,838 75,317
TELUS Corp. ......................................................... 6,327 101,230
267,968
Consumer Discretionary (0.6%):
Dollarama, Inc. ........................................................ 1,200 91,427
Magna International, Inc. ................................................. 1,047 57,042
Restaurant Brands International, Inc. ......................................... 1,126 89,430
237,899
Consumer Staples (1.0%):
Alimentation Couche-Tard, Inc. ............................................. 1,335 76,203
George Weston Ltd. ..................................................... 634 85,668
Loblaw Cos. Ltd. ....................................................... 878 97,303
Metro, Inc. ........................................................... 1,775 95,303
354,477
Energy (2.0%):
ARC Resources Ltd. ..................................................... 3,523 62,818
Cameco Corp. ......................................................... 1,170 50,656
Canadian Natural Resources Ltd. ............................................ 872 66,527
Cenovus Energy, Inc. .................................................... 3,470 69,379
Enbridge, Inc. ......................................................... 2,913 105,280
Imperial Oil Ltd. ....................................................... 1,031 71,121
Pembina Pipeline Corp. .................................................. 3,408 120,302
Suncor Energy, Inc. ..................................................... 1,878 69,316
TC Energy Corp. ....................................................... 2,065 83,002
Tourmaline Oil Corp. .................................................... 1,458 68,174
766,575
Financials (3.5%):
Bank of Montreal ....................................................... 1,076 105,066
Brookfield Asset Management Ltd. , Class A .................................... 1,629 68,436
Brookfield Corp. ....................................................... 1,406 58,839
Canadian Imperial Bank of Commerce ........................................ 1,930 97,854
Fairfax Financial Holdings Ltd. ............................................. 57 61,448
Great-West Lifeco, Inc. ................................................... 3,680 117,704
Intact Financial Corp. .................................................... 543 88,217
Manulife Financial Corp. ................................................. 3,553 88,746
National Bank of Canada (a) ............................................... 1,167 98,278
Power Corp. of Canada ................................................... 3,568 100,054
Royal Bank of Canada ................................................... 1,183 119,331

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Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Sun Life Financial, Inc. .................................................. 2,225 $ 121,419
The Bank of Nova Scotia ................................................. 1,829 94,623
The Toronto-Dominion Bank ............................................... 1,654 99,834
1,319,849
Industrials (1.5%):
Canadian National Railway Co. ............................................. 816 107,465
Canadian Pacific Kansas City Ltd. ........................................... 1,162 102,464
TFI International, Inc. .................................................... 381 60,762
Thomson Reuters Corp. .................................................. 564 87,781
Waste Connections, Inc. .................................................. 547 94,049
WSP Global, Inc. ....................................................... 590 98,345
550,866
Information Technology (0.7%):
CGI, Inc. (b) ........................................................... 826 91,138
Constellation Software, Inc. ............................................... 29 79,223
Open Text Corp. ........................................................ 1,713 66,476
Shopify, Inc. , Class A (b) .................................................. 421 32,483
269,320
Materials (1.2%):
Agnico Eagle Mines Ltd. ................................................. 1,266 75,498
Barrick Gold Corp. ...................................................... 4,112 68,402
Franco-Nevada Corp. .................................................... 633 75,433
Ivanhoe Mines Ltd. (b) ................................................... 4,654 55,529
Nutrien Ltd. ........................................................... 1,079 58,626
Teck Resources Ltd. , Class B .............................................. 1,328 60,792
Wheaton Precious Metals Corp. ............................................. 1,427 67,220
461,500
Utilities (0.7%):
Emera, Inc. ........................................................... 2,352 82,782
Fortis, Inc. ............................................................ 2,568 101,476
Hydro One Ltd. (c) ...................................................... 3,132 91,342
275,600
4,504,054
Chile (0.1%):
Materials (0.1%):
Antofagasta PLC ....................................................... 2,151 55,345
Denmark (1.7%):
Consumer Discretionary (0.2%):
Pandora A/S .......................................................... 358 57,719
Financials (0.4%):
Danske Bank A/S ....................................................... 2,572 76,871
Tryg A/S ............................................................. 4,211 86,625
163,496
Health Care (0.6%):
Coloplast A/S , Class B ................................................... 460 62,047
Demant A/S (b) ......................................................... 1,138 56,467
Genmab A/S (b) ........................................................ 179 53,964
Novo Nordisk A/S , Class B ................................................ 437 55,714
228,192
Industrials (0.3%):
AP Moller - Maersk A/S , Class B ........................................... 27 35,130
DSV A/S ............................................................. 401 65,087
100,217

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Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Materials (0.2%):
Novonesis ............................................................ 1,225 $ 71,807
621,431
Finland (1.2%):
Energy (0.1%):
Neste Oyj ............................................................ 1,656 44,837
Financials (0.5%):
Nordea Bank Abp ....................................................... 8,611 95,913
Sampo Oyj , A Shares .................................................... 2,306 98,293
194,206
Industrials (0.2%):
Kone Oyj , Class B ...................................................... 1,558 72,502
Information Technology (0.2%):
Nokia Oyj ............................................................ 15,614 55,430
Materials (0.2%):
UPM-Kymmene Oyj .................................................... 1,979 65,899
432,874
France (9.0%):
Communication Services (0.6%):
Orange SA ............................................................ 10,945 128,548
Publicis Groupe SA ..................................................... 822 89,600
218,148
Consumer Discretionary (1.4%):
Accor SA ............................................................ 2,007 93,743
Cie Generale des Etablissements Michelin SCA ................................. 2,530 96,938
Hermes International SCA ................................................ 26 66,357
Kering SA ............................................................ 131 51,769
LVMH Moet Hennessy Louis Vuitton SE ...................................... 61 54,858
Renault SA ........................................................... 1,301 65,672
Sodexo SA ........................................................... 1,255 107,598
536,935
Consumer Staples (0.9%):
Carrefour SA .......................................................... 4,646 79,560
Danone SA ........................................................... 1,949 125,912
L'Oreal SA ........................................................... 171 80,913
Pernod Ricard SA ....................................................... 427 69,068
355,453
Energy (0.3%):
TotalEnergies SE ....................................................... 1,337 91,538
Financials (1.4%):
Amundi SA (c) ......................................................... 1,208 82,940
AXA SA ............................................................. 2,967 111,426
BNP Paribas SA ........................................................ 1,231 87,454
Credit Agricole SA ...................................................... 6,871 102,401
Edenred SE ........................................................... 1,225 65,357
Societe Generale SA ..................................................... 2,882 77,130
526,708
Health Care (0.7%):
BioMerieux ........................................................... 717 79,083
EssilorLuxottica SA ..................................................... 435 98,399
Sanofi SA ............................................................ 609 59,754
Sartorius Stedim Biotech ................................................. 126 35,923
273,159

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Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Industrials (2.6%):
Aeroports de Paris SA ................................................... 536 $ 73,487
Airbus SE ............................................................ 538 99,076
Bouygues SA .......................................................... 2,141 87,368
Bureau Veritas SA ...................................................... 2,799 85,386
Cie de Saint-Gobain SA .................................................. 945 73,324
Eiffage SA ............................................................ 802 90,967
Legrand SA ........................................................... 941 99,699
Safran SA ............................................................ 446 101,055
Schneider Electric SE .................................................... 339 76,665
Thales SA ............................................................ 535 91,212
Vinci SA ............................................................. 845 108,250
986,489
Information Technology (0.3%):
Capgemini SE ......................................................... 283 65,115
Dassault Systemes SE .................................................... 1,395 61,756
126,871
Materials (0.2%):
Air Liquide SA ........................................................ 424 88,199
Utilities (0.6%):
Engie SA ............................................................. 6,575 110,004
Veolia Environnement SA ................................................. 2,936 95,424
205,428
3,408,928
Germany (5.9%):
Communication Services (0.3%):
Deutsche Telekom AG ................................................... 5,505 133,611
Consumer Discretionary (0.6%):
Bayerische Motoren Werke AG ............................................. 662 76,380
Continental AG ........................................................ 818 59,031
Mercedes-Benz Group AG ................................................ 1,008 80,256
215,667
Consumer Staples (0.3%):
Beiersdorf AG ......................................................... 750 109,178
Financials (1.4%):
Allianz SE , Registered Shares .............................................. 394 118,068
Commerzbank AG ...................................................... 4,680 64,265
Deutsche Bank AG , Registered Shares ........................................ 4,991 78,507
Deutsche Boerse AG .................................................... 511 104,538
Hannover Rueck SE ..................................................... 353 96,604
Talanx AG ............................................................ 1,056 83,611
545,593
Health Care (0.6%):
Carl Zeiss Meditec AG ................................................... 416 51,964
Fresenius Medical Care AG ............................................... 1,246 47,916
Fresenius SE & Co. KGaA ................................................ 2,297 61,945
Merck KGaA .......................................................... 335 59,119
220,944
Industrials (1.3%):
Brenntag SE .......................................................... 1,080 90,963
Daimler Truck Holding AG ................................................ 2,031 102,882
Deutsche Post AG ...................................................... 1,741 74,961
Knorr-Bremse AG ...................................................... 895 67,677
Rheinmetall AG ........................................................ 132 74,185

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Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Siemens AG , Registered Shares ............................................. 360 $ 68,719
479,387
Information Technology (0.5%):
Infineon Technologies AG ................................................. 1,333 45,316
Nemetschek SE ........................................................ 566 55,999
SAP SE .............................................................. 418 81,369
182,684
Materials (0.7%):
BASF SE ............................................................ 1,368 78,107
Heidelberg Materials AG ................................................. 736 80,940
Symrise AG ........................................................... 771 92,275
251,322
Utilities (0.2%):
RWE AG ............................................................. 2,375 80,598
2,218,984
Hong Kong (2.4%):
Consumer Discretionary (0.1%):
Galaxy Entertainment Group Ltd. ........................................... 9,913 49,776
Financials (0.6%):
AIA Group Ltd. ........................................................ 6,972 46,811
Hang Seng Bank Ltd. .................................................... 5,506 60,254
Hong Kong Exchanges & Clearing Ltd. ....................................... 1,700 49,479
Prudential PLC ........................................................ 5,953 55,815
212,359
Industrials (0.5%):
CK Hutchison Holdings Ltd. ............................................... 15,427 74,506
MTR Corp. Ltd. ........................................................ 21,483 70,817
Techtronic Industries Co. Ltd. .............................................. 3,718 50,402
195,725
Real Estate (0.6%):
CK Asset Holdings Ltd. .................................................. 17,001 69,944
Henderson Land Development Co. Ltd. ....................................... 20,308 57,862
Sun Hung Kai Properties Ltd. .............................................. 6,192 59,691
Swire Pacific Ltd. , Class A ................................................ 6,163 50,711
238,208
Utilities (0.6%):
China Common Rich Renewable Energy Investments Ltd. (d) ........................ 26,000 —
CLP Holdings Ltd. ...................................................... 8,914 71,012
Hong Kong & China Gas Co. Ltd. ........................................... 95,106 72,059
Power Assets Holdings Ltd. ............................................... 13,882 81,234
224,305
920,373
Ireland (0.9%):
Consumer Staples (0.2%):
Kerry Group PLC , Class A ................................................ 922 79,008
Financials (0.2%):
AIB Group PLC ........................................................ 13,611 69,065
Industrials (0.3%):
Experian PLC ......................................................... 1,597 69,607
Kingspan Group PLC .................................................... 527 48,013
117,620

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Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Materials (0.2%):
Smurfit Kappa Group PLC ................................................ 1,330 $ 60,755
326,448
Israel (0.7%):
Financials (0.4%):
Bank Hapoalim BM ..................................................... 5,981 56,135
Bank Leumi Le-Israel BM ................................................ 6,594 54,871
Mizrahi Tefahot Bank Ltd. ................................................ 1,362 51,126
162,132
Industrials (0.2%):
Elbit Systems Ltd. ...................................................... 309 64,606
Information Technology (0.1%):
Nice Ltd. (b) ........................................................... 193 50,287
277,025
Italy (3.6%):
Communication Services (0.3%):
Infrastrutture Wireless Italiane SpA (c) ........................................ 8,870 100,752
Consumer Discretionary (0.1%):
Moncler SpA .......................................................... 774 57,759
Consumer Staples (0.2%):
Davide Campari-Milano NV , Class M ........................................ 6,627 66,582
Energy (0.3%):
Eni SpA ............................................................. 6,121 96,717
Financials (1.3%):
Assicurazioni Generali SpA ............................................... 5,092 128,860
Intesa Sanpaolo SpA ..................................................... 25,259 91,631
Mediobanca Banca di Credito Finanziario SpA .................................. 5,989 89,217
Poste Italiane SpA (c) .................................................... 8,782 109,936
UniCredit SpA ......................................................... 1,879 71,296
490,940
Health Care (0.2%):
Recordati Industria Chimica e Farmaceutica SpA ................................ 1,421 78,543
Industrials (0.4%):
Leonardo SpA ......................................................... 2,956 74,232
Prysmian SpA ......................................................... 1,247 65,091
139,323
Utilities (0.8%):
Enel SpA ............................................................. 15,312 101,068
Snam SpA ............................................................ 20,923 98,765
Terna - Rete Elettrica Nazionale ............................................ 13,027 107,640
307,473
1,338,089
Japan (19.5%):
Communication Services (1.3%):
Capcom Co. Ltd. ....................................................... 2,200 41,076
KDDI Corp. ........................................................... 3,008 88,793
LY Corp. ............................................................. 18,430 46,574
Nexon Co. Ltd. ........................................................ 2,100 34,824
Nintendo Co. Ltd. ...................................................... 1,200 65,479
Nippon Telegraph & Telephone Corp. ........................................ 79,100 94,067
SoftBank Corp. ........................................................ 9,900 126,955
497,768

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March 31, 2024
Security Description Shares Value
Consumer Discretionary (3.1%):
Aisin Corp. ........................................................... 1,300 $ 52,881
Bandai Namco Holdings, Inc. .............................................. 2,600 48,063
Bridgestone Corp. ...................................................... 2,000 88,412
Denso Corp. .......................................................... 3,100 59,088
Fast Retailing Co. Ltd. ................................................... 200 61,720
Honda Motor Co. Ltd. ................................................... 4,900 60,327
Isuzu Motors Ltd. ....................................................... 4,300 57,926
Nissan Motor Co. Ltd. (a) ................................................. 11,400 44,979
Nitori Holdings Co. Ltd. (a) ................................................ 400 60,307
Oriental Land Co. Ltd. ................................................... 2,000 63,914
Pan Pacific International Holdings Corp. ...................................... 2,400 63,504
Panasonic Holdings Corp. ................................................. 5,600 53,222
Sekisui House Ltd. ...................................................... 4,172 94,653
Shimano, Inc. ......................................................... 440 65,712
Sony Group Corp. ...................................................... 700 59,798
Subaru Corp. .......................................................... 2,400 54,324
Sumitomo Electric Industries Ltd. ........................................... 4,000 61,707
Suzuki Motor Corp. ..................................................... 5,600 63,673
Toyota Motor Corp. ..................................................... 2,320 58,337
1,172,547
Consumer Staples (2.0%):
Aeon Co. Ltd. ......................................................... 3,800 89,979
Ajinomoto Co., Inc. ..................................................... 1,500 55,814
Asahi Group Holdings Ltd. ................................................ 2,160 79,116
Japan Tobacco, Inc. ..................................................... 3,844 102,297
Kao Corp. ............................................................ 2,218 82,882
Kikkoman Corp. ....................................................... 4,500 57,558
Kirin Holdings Co. Ltd. .................................................. 7,500 104,156
Seven & i Holdings Co. Ltd. ............................................... 4,600 66,860
Shiseido Co. Ltd. ....................................................... 1,800 49,115
Unicharm Corp. ........................................................ 2,194 69,852
757,629
Energy (0.3%):
ENEOS Holdings, Inc. ................................................... 14,200 68,176
Inpex Corp. ........................................................... 3,400 51,654
119,830
Financials (2.5%):
Dai-ichi Life Holdings, Inc. ............................................... 2,588 65,829
Daiwa Securities Group, Inc. ............................................... 8,000 60,571
Japan Exchange Group, Inc. ............................................... 2,600 70,171
Japan Post Holdings Co. Ltd. .............................................. 8,400 84,494
Mitsubishi UFJ Financial Group, Inc. ......................................... 5,800 58,820
Mizuho Financial Group, Inc. .............................................. 3,300 65,145
MS&AD Insurance Group Holdings, Inc. ...................................... 3,300 58,092
Nomura Holdings, Inc. ................................................... 10,800 68,799
ORIX Corp. ........................................................... 3,368 73,386
Resona Holdings, Inc. .................................................... 9,500 58,496
Sompo Holdings, Inc. .................................................... 3,300 68,895
Sumitomo Mitsui Financial Group, Inc. ....................................... 1,084 63,252
Sumitomo Mitsui Trust Holdings, Inc. ........................................ 3,300 71,032
Tokio Marine Holdings, Inc. ............................................... 1,900 59,312
926,294
Health Care (1.8%):
Chugai Pharmaceutical Co. Ltd. ............................................ 1,490 56,761
Daiichi Sankyo Co. Ltd. .................................................. 1,200 38,039
Eisai Co. Ltd. .......................................................... 1,454 59,856
Hoya Corp. ........................................................... 418 52,015
Kyowa Kirin Co. Ltd. .................................................... 2,700 48,431
Olympus Corp. ........................................................ 3,900 56,003

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Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Otsuka Holdings Co. Ltd. ................................................. 1,700 $ 70,433
Shionogi & Co. Ltd. ..................................................... 1,828 93,393
Sysmex Corp. ......................................................... 3,000 53,267
Takeda Pharmaceutical Co. Ltd. ............................................ 3,100 86,082
Terumo Corp. ......................................................... 3,000 54,694
668,974
Industrials (4.1%):
ANA Holdings, Inc. (a) ................................................... 4,500 93,948
Central Japan Railway Co. ................................................ 3,700 91,718
Daikin Industries Ltd. .................................................... 366 49,837
East Japan Railway Co. .................................................. 4,500 86,204
FANUC Corp. ......................................................... 2,250 62,731
Hitachi Ltd. ........................................................... 700 63,613
ITOCHU Corp. ........................................................ 1,500 64,059
Kawasaki Kisen Kaisha Ltd. (a) ............................................. 2,100 28,199
Komatsu Ltd. .......................................................... 2,088 61,567
Kubota Corp. .......................................................... 4,504 70,420
Marubeni Corp. ........................................................ 3,700 63,814
Mitsubishi Corp. ....................................................... 2,676 61,578
Mitsubishi Electric Corp. ................................................. 3,252 54,175
Mitsubishi Heavy Industries Ltd. ............................................ 6,000 54,109
Mitsui & Co. Ltd. ....................................................... 1,386 64,493
Mitsui OSK Lines Ltd. ................................................... 1,500 45,706
NIDEC Corp. .......................................................... 1,454 59,789
Nippon Yusen KK ...................................................... 1,500 41,127
Recruit Holdings Co. Ltd. ................................................. 1,120 49,052
Secom Co. Ltd. ........................................................ 1,110 80,375
SMC Corp. ........................................................... 114 63,974
Sumitomo Corp. ........................................................ 3,100 74,346
Toyota Industries Corp. ................................................... 508 52,743
Toyota Tsusho Corp. ..................................................... 800 54,598
Yaskawa Electric Corp. ................................................... 1,200 50,772
1,542,947
Information Technology (2.4%):
Advantest Corp. ........................................................ 700 30,962
Canon, Inc. ........................................................... 2,614 77,733
Disco Corp. ........................................................... 100 36,463
FUJIFILM Holdings Corp. ................................................ 3,480 77,895
Fujitsu Ltd. ........................................................... 4,000 63,887
Keyence Corp. ......................................................... 128 59,273
Kyocera Corp. ......................................................... 5,100 67,844
Lasertec Corp. ......................................................... 100 28,363
Murata Manufacturing Co. Ltd. ............................................. 3,004 56,255
NEC Corp. ........................................................... 800 58,219
Nomura Research Institute Ltd. ............................................. 2,174 61,144
NTT Data Group Corp. ................................................... 3,608 57,078
Obic Co. Ltd. .......................................................... 500 75,367
Renesas Electronics Corp. (b) .............................................. 2,300 40,785
SCREEN Holdings Co. Ltd. ............................................... 300 38,630
TDK Corp. ........................................................... 1,000 48,837
Tokyo Electron Ltd. ..................................................... 178 46,170
924,905
Materials (1.0%):
JFE Holdings, Inc. ...................................................... 3,900 64,377
Nippon Paint Holdings Co. Ltd. ............................................. 7,490 53,666
Nippon Sanso Holdings Corp. .............................................. 1,900 59,337
Nippon Steel Corp. ...................................................... 2,600 62,338
Nitto Denko Corp. ...................................................... 700 63,706
Shin-Etsu Chemical Co. Ltd. ............................................... 1,350 58,920
362,344

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Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Real Estate (0.8%):
Daiwa House Industry Co. Ltd. ............................................. 2,700 $ 80,040
Mitsubishi Estate Co. Ltd. ................................................. 4,152 75,299
Mitsui Fudosan Co. Ltd. .................................................. 6,834 73,302
Sumitomo Realty & Development Co. Ltd. .................................... 2,000 74,207
302,848
Utilities (0.2%):
The Kansai Electric Power Co., Inc. .......................................... 4,500 63,891
7,339,977
Luxembourg (0.5%):
Energy (0.2%):
Tenaris SA ............................................................ 3,536 69,859
Health Care (0.1%):
Eurofins Scientific SE .................................................... 1,067 67,999
Materials (0.2%):
ArcelorMittal SA ....................................................... 2,491 68,399
206,257
Macau (0.1%):
Consumer Discretionary (0.1%):
Sands China Ltd. (b) ..................................................... 17,200 48,457
Netherlands (3.9%):
Communication Services (0.6%):
Koninklijke KPN NV .................................................... 43,916 164,192
Universal Music Group NV ................................................ 2,291 68,900
233,092
Consumer Discretionary (0.2%):
Prosus NV ............................................................ 1,638 51,373
Consumer Staples (0.7%):
Heineken Holding NV ................................................... 1,195 96,421
Heineken NV .......................................................... 944 90,975
Koninklijke Ahold Delhaize NV ............................................ 2,994 89,525
276,921
Financials (1.3%):
ABN AMRO Bank NV (c) ................................................. 3,866 66,099
Adyen NV (b) (c) ........................................................ 13 21,988
Aegon Ltd. ........................................................... 15,901 96,911
ASR Nederland NV ..................................................... 1,258 61,595
Euronext NV (c) ........................................................ 981 93,334
ING Groep NV ........................................................ 6,163 101,356
NN Group NV ......................................................... 1,106 51,086
492,369
Industrials (0.5%):
Randstad NV (a) ........................................................ 1,517 80,052
Wolters Kluwer NV ..................................................... 647 101,338
181,390
Information Technology (0.4%):
ASM International NV ................................................... 76 46,393
ASML Holding NV ..................................................... 59 56,783
BE Semiconductor Industries NV ........................................... 237 36,277
139,453
Materials (0.2%):
Akzo Nobel NV ........................................................ 1,192 88,953
1,463,551

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Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Norway (1.4%):
Communication Services (0.2%):
Telenor ASA .......................................................... 8,414 $ 93,621
Consumer Staples (0.2%):
Mowi ASA ........................................................... 3,811 69,866
Energy (0.4%):
Aker BP ASA ......................................................... 2,623 65,211
Equinor ASA .......................................................... 2,532 66,822
132,033
Financials (0.3%):
DNB Bank ASA ........................................................ 5,092 100,928
Industrials (0.2%):
Kongsberg Gruppen ASA ................................................. 979 67,614
Materials (0.1%):
Norsk Hydro ASA ...................................................... 10,280 56,268
520,330
Portugal (0.5%):
Consumer Staples (0.1%):
Jeronimo Martins SGPS SA ............................................... 2,652 52,580
Energy (0.2%):
Galp Energia SGPS SA ................................................... 4,305 71,120
Utilities (0.2%):
EDP - Energias de Portugal SA ............................................. 18,802 73,217
196,917
Russian Federation (0.0%):(e)
Materials (0.0%):(e)
Evraz PLC (b) (d) (f) ...................................................... 12,158 3,723
Singapore (2.1%):
Communication Services (0.3%):
Singapore Telecommunications Ltd. ......................................... 49,700 93,148
Consumer Staples (0.2%):
Wilmar International Ltd. ................................................. 32,962 83,754
Financials (1.0%):
DBS Group Holdings Ltd. ................................................. 4,878 130,198
Oversea-Chinese Banking Corp. Ltd. ......................................... 13,338 133,291
United Overseas Bank Ltd. ................................................ 5,892 127,931
391,420
Industrials (0.4%):
Keppel Ltd. ........................................................... 14,000 76,124
Singapore Airlines Ltd. ................................................... 15,000 71,117
147,241
Real Estate (0.2%):
CapitaLand Investment Ltd. ............................................... 34,600 68,693
784,256
South Korea (2.7%):
Communication Services (0.1%):
NAVER Corp. ......................................................... 306 42,532
Consumer Discretionary (0.6%):
Hyundai Mobis Co. Ltd. .................................................. 309 60,028
Hyundai Motor Co. ..................................................... 315 55,460

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(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Kia Corp. ............................................................ 533 $ 44,348
LG Electronics, Inc. ..................................................... 868 62,419
222,255
Financials (0.9%):
Hana Financial Group, Inc. ................................................ 1,225 53,601
KakaoBank Corp. ....................................................... 1,516 31,647
KB Financial Group, Inc. ................................................. 1,063 55,515
Meritz Financial Group, Inc. ............................................... 770 46,734
Samsung Fire & Marine Insurance Co. Ltd. .................................... 205 47,058
Samsung Life Insurance Co. Ltd. ............................................ 666 47,250
Shinhan Financial Group Co. Ltd. ........................................... 1,851 64,904
346,709
Health Care (0.1%):
Celltrion, Inc. ......................................................... 295 40,280
Industrials (0.4%):
LG Corp. ............................................................. 751 48,873
POSCO Future M Co. Ltd. ................................................ 92 20,675
Samsung C&T Corp. .................................................... 494 58,754
128,302
Information Technology (0.4%):
Samsung Electronics Co. Ltd. .............................................. 1,466 87,997
Samsung SDI Co. Ltd. ................................................... 136 48,243
136,240
Materials (0.2%):
Ecopro Co. Ltd. ........................................................ 39 19,064
LG Chem Ltd. ......................................................... 121 39,551
POSCO Holdings, Inc. ................................................... 92 28,774
87,389
1,003,707
Spain (2.6%):
Consumer Discretionary (0.5%):
Amadeus IT Group SA ................................................... 1,360 87,201
Industria de Diseno Textil SA .............................................. 2,055 103,455
190,656
Energy (0.2%):
Repsol SA ............................................................ 4,737 78,896
Financials (0.7%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 7,953 94,711
Banco Santander SA ..................................................... 16,715 81,525
CaixaBank SA ......................................................... 17,902 86,764
263,000
Industrials (0.7%):
ACS Actividades de Construccion y Servicios SA ................................ 1,974 82,576
Aena SME SA (c) ....................................................... 453 89,155
Ferrovial SE .......................................................... 2,747 108,690
280,421
Utilities (0.5%):
Endesa SA ............................................................ 4,460 82,581
Iberdrola SA .......................................................... 8,095 100,375
182,956
995,929
Sweden (4.6%):
Consumer Discretionary (0.3%):
Evolution AB (c) ........................................................ 484 60,179

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Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
H & M Hennes & Mauritz AB , Class B (a) ..................................... 3,263 $ 53,230
113,409
Consumer Staples (0.2%):
Essity AB , Class B (a) .................................................... 3,722 88,410
Financials (1.6%):
EQT AB ............................................................. 1,537 48,630
Industrivarden AB , Class C ................................................ 3,292 113,233
Investor AB , Class B .................................................... 4,335 108,824
L E Lundbergforetagen AB , Class B ......................................... 1,897 102,705
Skandinaviska Enskilda Banken AB , Class A ................................... 6,144 83,218
Svenska Handelsbanken AB , Class A (a) ....................................... 6,889 69,684
Swedbank AB , Class A ................................................... 3,485 69,135
595,429
Industrials (2.1%):
Alfa Laval AB ......................................................... 2,155 84,736
Assa Abloy AB , Class B .................................................. 3,113 89,332
Atlas Copco AB , Class A ................................................. 4,499 76,008
Epiroc AB , Class A ...................................................... 4,057 76,237
Indutrade AB .......................................................... 2,374 64,753
Lifco AB , Class B ...................................................... 2,610 68,191
Nibe Industrier AB , Class B ............................................... 7,385 36,271
Saab AB , Class B ....................................................... 715 63,605
Sandvik AB ........................................................... 3,452 76,674
SKF AB , B Shares ...................................................... 3,367 68,745
Volvo AB , Class B ...................................................... 3,702 100,353
804,905
Information Technology (0.2%):
Hexagon AB , Class B .................................................... 5,110 60,498
Materials (0.2%):
Svenska Cellulosa AB SCA , Class B (a) ....................................... 4,784 73,447
1,736,098
Switzerland (6.8%):
Communication Services (0.4%):
Swisscom AG , Registered Shares ........................................... 216 132,086
Consumer Discretionary (0.3%):
Cie Financiere Richemont SA , Registered Shares ................................ 320 48,797
The Swatch Group AG ................................................... 280 65,024
113,821
Consumer Staples (0.7%):
Chocoladefabriken Lindt & Spruengli AG ..................................... 7 83,764
Coca-Cola HBC AG ..................................................... 2,678 84,585
Nestle SA , Registered Shares .............................................. 1,022 108,525
276,874
Financials (1.7%):
Banque Cantonale Vaudoise , Registered Shares ................................. 887 103,091
Julius Baer Group Ltd. ................................................... 1,083 62,551
Partners Group Holding AG ............................................... 43 61,422
Swiss Life Holding AG ................................................... 134 93,950
Swiss Re AG .......................................................... 786 101,072
UBS Group AG ........................................................ 2,456 75,557
Zurich Insurance Group AG ............................................... 254 136,986
634,629
Health Care (1.2%):
Alcon, Inc. ........................................................... 966 80,069
Lonza Group AG , Registered Shares ......................................... 76 45,531

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Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Novartis AG , Registered Shares ............................................. 991 $ 96,023
Roche Holding AG ...................................................... 352 89,669
Sonova Holding AG ..................................................... 253 73,260
Straumann Holding AG , Class R ............................................ 333 53,179
437,731
Industrials (1.1%):
ABB Ltd. , Registered Shares ............................................... 1,805 83,854
Geberit AG , Registered Shares ............................................. 112 66,204
Kuehne + Nagel International AG , Class R (a) ................................... 230 64,024
Schindler Holding AG ................................................... 315 79,335
SGS SA , Registered Shares (a) .............................................. 840 81,513
VAT Group AG (c) ...................................................... 104 53,897
428,827
Information Technology (0.3%):
Logitech International SA , Class R .......................................... 581 52,037
STMicroelectronics NV .................................................. 1,167 50,253
102,290
Materials (1.1%):
EMS-Chemie Holding AG ................................................ 142 108,976
Givaudan SA , Registered Shares ............................................ 19 84,623
Glencore PLC ......................................................... 11,986 65,839
Holcim AG ........................................................... 1,127 102,064
Sika AG , Registered Shares ................................................ 219 65,236
426,738
2,552,996
United Kingdom (8.6%):
Communication Services (0.6%):
BT Group PLC ........................................................ 46,502 64,343
Informa PLC .......................................................... 8,739 91,662
Vodafone Group PLC .................................................... 74,537 66,273
222,278
Consumer Discretionary (0.7%):
Compass Group PLC .................................................... 3,838 112,506
InterContinental Hotels Group PLC .......................................... 762 79,252
Next PLC ............................................................ 720 83,879
275,637
Consumer Staples (1.7%):
Associated British Foods PLC .............................................. 2,984 94,062
Diageo PLC ........................................................... 2,016 74,424
Haleon PLC ........................................................... 21,647 90,990
Imperial Brands PLC .................................................... 4,271 95,395
Reckitt Benckiser Group PLC .............................................. 1,242 70,715
Tesco PLC ............................................................ 25,438 95,209
Unilever PLC ......................................................... 2,376 119,196
639,991
Energy (0.5%):
BP PLC .............................................................. 13,443 84,089
Shell PLC ............................................................ 2,909 96,360
180,449
Financials (2.1%):
3i Group PLC ......................................................... 2,668 94,571
Admiral Group PLC ..................................................... 2,026 72,531
Barclays PLC ......................................................... 27,630 63,875
HSBC Holdings PLC .................................................... 10,700 83,579
Legal & General Group PLC ............................................... 24,807 79,637
Lloyds Banking Group PLC ............................................... 126,954 82,921
London Stock Exchange Group PLC ......................................... 1,201 143,824

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(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
NatWest Group PLC ..................................................... 18,063 $ 60,517
Standard Chartered PLC .................................................. 7,216 61,136
Wise PLC , Class A (b) .................................................... 3,874 45,395
787,986
Health Care (0.6%):
AstraZeneca PLC ....................................................... 526 70,876
GSK PLC ............................................................ 4,325 93,250
Smith & Nephew PLC ................................................... 5,929 74,189
238,315
Industrials (1.2%):
Ashtead Group PLC ..................................................... 765 54,446
BAE Systems PLC ...................................................... 5,324 90,664
Bunzl PLC ........................................................... 2,695 103,656
RELX PLC ........................................................... 2,298 99,290
Rentokil Initial PLC ..................................................... 8,755 52,113
Rolls-Royce Holdings PLC (b) .............................................. 8,831 47,550
447,719
Information Technology (0.4%):
Halma PLC ........................................................... 2,647 79,097
The Sage Group PLC .................................................... 4,615 73,698
152,795
Materials (0.3%):
Anglo American PLC .................................................... 1,788 44,038
Rio Tinto PLC ......................................................... 1,085 68,690
112,728
Utilities (0.5%):
National Grid PLC ...................................................... 7,446 100,162
SSE PLC ............................................................. 4,035 84,014
184,176
3,242,074
United States (0.2%):
Industrials (0.2%):
RB Global, Inc. ........................................................ 741 56,445
Total Common Stocks (Cost $34,032,533) 37,245,278
Warrants (0.0%)
Canada (0.0%):
Information Technology (0.0%):
Constellation Software, Inc. (b) (d) ........................................... 61 —
Total Warrants (Cost $–) —
Investment Companies (0.3%)
United States (0.3%):
Federated Hermes Treasury Obligations Fund, Institutional Shares , 5 .17% (g) ............ 132,534 132,534
Total Investment Companies (Cost $132,534) 132,534
Collateral for Securities Loaned (1.8%)^
United States (1.8%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .21% (g) ........ 168,941 168,941
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .24% (g) ............ 168,941 168,941
Invesco Government & Agency Portfolio, Institutional Shares , 5 .24% (g) ............... 168,941 168,941

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(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Name
Acquisition Date
Cost
Evraz PLC .................................................
3/19/2021
$ 75,288
Security Description Shares Value
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .22% (g) . 168,941 $ 168,941
Total Collateral for Securities Loaned (Cost $675,764) 675,764
Total Investments (Cost $34,840,831) — 100.9% 38,053,576
Liabilities in excess of other assets — (0.9)% (338,498)
NET ASSETS - 100.00% $ 37,715,078
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Non-income producing security.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2024, the fair value of these securities was
$769,622 and amounted to 2.0% of net assets.
(d) Security was fair valued using significant unobservable inputs as of March 31, 2024.
(e) Amount represents less than 0.05% of net assets.
(f) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at March 31, 2024.
(g) Rate disclosed is the daily yield on March 31, 2024.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini MSCI EAFE Index Futures ...... 2 6/21/24 $ 233,553 $ 235,710 $ 2,157
Total unrealized appreciation $ 2,157
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 2,157

Schedule of Portfolio Investments
March 31, 2024
Victory Portfolios II
VictoryShares Nasdaq Next 50 ETF

(Unaudited)
Security Description Shares Value
Common Stocks (99.8%)
Communication Services (6.1%):
Baidu, Inc. , ADR (a) ..................................................... 3,003 $ 316,156
Fox Corp. , Class A ...................................................... 5,303 165,825
Fox Corp. , Class B ...................................................... 5,221 149,425
Liberty Media Corp.-Liberty Formula One (a) ................................... 4,615 302,744
News Corp. , Class A ..................................................... 8,422 220,488
News Corp. , Class B .................................................... 4,235 114,599
1,269,237
Consumer Discretionary (16.8%):
DraftKings, Inc. (a) ...................................................... 10,496 476,623
eBay, Inc. ............................................................ 11,480 605,914
Expedia Group, Inc. (a) ................................................... 2,898 399,200
Pool Corp. ............................................................ 850 342,975
Rivian Automotive, Inc. , Class A (a) (b) ........................................ 21,488 235,294
Tractor Supply Co. ...................................................... 2,392 626,034
Ulta Beauty, Inc. (a) ..................................................... 1,076 562,619
Vinfast Auto Ltd. (a) (b) ................................................... 51,131 254,121
3,502,780
Health Care (20.5%):
Align Technology, Inc. (a) ................................................. 1,664 545,659
Alnylam Pharmaceuticals, Inc. (a) ........................................... 2,791 417,115
BioMarin Pharmaceutical, Inc. (a) ........................................... 4,181 365,168
Hologic, Inc. (a) ........................................................ 5,202 405,548
ICON PLC (a) ......................................................... 1,828 614,117
Incyte Corp. (a) ......................................................... 4,976 283,483
Insulet Corp. (a) ........................................................ 1,550 265,670
Neurocrine Biosciences, Inc. (a) ............................................. 2,205 304,114
Sanofi SA , ADR ........................................................ 6,071 295,050
The Cooper Cos., Inc. .................................................... 4,404 446,830
Viatris, Inc. ........................................................... 26,319 314,249
4,257,003
Industrials (11.3%):
Axon Enterprise, Inc. (a) .................................................. 1,669 522,197
J.B. Hunt Transport Services, Inc. ........................................... 2,289 456,083
Nordson Corp. ......................................................... 1,267 347,842
Ryanair Holdings PLC , ADR (a) ............................................. 2,165 315,202
SS&C Technologies Holdings, Inc. .......................................... 5,477 352,555
United Airlines Holdings, Inc. (a) ............................................ 7,270 348,088
2,341,967
IT Services (5.6%):
Akamai Technologies, Inc. (a) .............................................. 3,358 365,216
Okta, Inc. (a) .......................................................... 3,503 366,484
VeriSign, Inc. (a) ........................................................ 2,236 423,744
1,155,444
Materials (2.5%):
Steel Dynamics, Inc. ..................................................... 3,505 519,546
Semiconductors & Semiconductor Equipment (13.1%):
Enphase Energy, Inc. (a) .................................................. 3,009 364,029
Entegris, Inc. .......................................................... 3,333 468,420
First Solar, Inc. (a) ...................................................... 2,368 399,718
Monolithic Power Systems, Inc. ............................................ 1,078 730,259
Skyworks Solutions, Inc. ................................................. 3,551 384,644
Teradyne, Inc. ......................................................... 3,393 382,832
2,729,902
Software (12.6%):
Bentley Systems, Inc. , Class B ............................................. 6,334 330,761
Check Point Software Technologies Ltd. (a) .................................... 2,593 425,278

Victory Portfolios II
VictoryShares Nasdaq Next 50 ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Gen Digital, Inc. ....................................................... 14,115 $ 316,176
Manhattan Associates, Inc. (a) .............................................. 1,364 341,314
Nutanix, Inc. , Class A (a) .................................................. 5,378 331,930
PTC, Inc. (a) ........................................................... 2,649 500,502
Zoom Video Communications, Inc. , Class A (a) .................................. 5,713 373,459
2,619,420
Technology Hardware, Storage & Peripherals (11.3%):
NetApp, Inc. .......................................................... 4,574 480,133
Seagate Technology Holdings PLC .......................................... 4,643 432,031
Super Micro Computer, Inc. (a) ............................................. 934 943,368
Western Digital Corp. (a) .................................................. 7,222 492,829
2,348,361
Total Common Stocks (Cost $18,626,757) 20,743,660
Collateral for Securities Loaned (2.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .21% (c) ........ 111,004 111,004
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .24% (c) ............ 111,004 111,004
Invesco Government & Agency Portfolio, Institutional Shares , 5 .24% (c) ............... 111,004 111,004
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .22% (c) . 111,004 111,004
Total Collateral for Securities Loaned (Cost $444,016) 444,016
Total Investments (Cost $19,070,773) — 101.9% 21,187,676
Liabilities in excess of other assets — (1.9)% (387,100)
NET ASSETS - 100.00% $ 20,800,576
At March 31, 2024, the Fund's investments in foreign securities were 10.7% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on March 31, 2024.
ADR
—
American Depositary Receipt
PLC
—
Public Limited Company

Schedule of Portfolio Investments
March 31, 2024
Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Security Description Principal Amount Value
Asset-Backed Securities (19.6%)
ABS Auto (10.7%):
Ally Auto Receivables Trust, Series 2024-1, Class B, 5.16%, 10/15/29, Callable 9/15/27 @ 100 $ 474,000 $ 472,267
AmeriCredit Automobile Receivables Trust ....................................
Series 2021-1, Class D, 1.21%, 12/18/26, Callable 6/18/25 @ 100 ................ 191,000 180,467
Series 2021-3, Class C, 1.41%, 8/18/27, Callable 4/18/26 @ 100 ................. 500,000 466,393
ARI Fleet Lease Trust ....................................................
Series 2022-A, Class A3, 3.43%, 1/15/31, Callable 3/15/25 @ 100(a) .............. 190,000 186,190
Series 2022-A, Class B, 3.79%, 1/15/31, Callable 3/15/25 @ 100(a) ............... 116,000 112,343
Series 2022-A, Class C, 4.17%, 1/15/31, Callable 3/15/25 @ 100(a) ............... 250,000 241,774
Series 2024-A, Class C, 5.38%, 11/15/32, Callable 9/15/27 @ 100(a) .............. 50,000 49,687
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2019-2A, Class B, 3.55%, 9/22/25, Callable 10/20/24 @ 100(a) ............. 100,000 99,395
Series 2022-5A, Class B, 7.09%, 4/20/27(a) ................................ 500,000 510,380
Series 2023-6A, Class B, 6.40%, 12/20/29(a) ............................... 189,000 194,670
Series 2023-6A, Class C, 7.03%, 12/20/29(a) ............................... 251,000 260,627
CarMax Auto Owner Trust, Series 2021-3, Class D, 1.50%, 1/18/28, Callable 9/15/25 @ 100 . 79,000 73,811
Carvana Auto Receivables Trust ............................................
Series 2021-N4, Class D, 2.30%, 9/11/28, Callable 5/10/27 @ 100 ................ 626,275 605,359
Series 2021-P4, Class B, 1.98%, 2/10/28, Callable 9/10/27 @ 100 ................ 500,000 456,185
Chase Auto Owner Trust, Series 2024-1A, Class D, 5.87%, 6/25/31, Callable 3/25/28 @ 100(a) 136,000 136,105
Chesapeake Funding II LLC ...............................................
Series 2023-1A, Class B, 5.59%, 5/15/35, Callable 3/15/26 @ 100(a) .............. 57,000 56,844
Series 2023-1A, Class C, 6.07%, 5/15/35, Callable 3/15/26 @ 100(a) .............. 64,000 64,221
Series 2023-1A, Class D, 6.69%, 5/15/35, Callable 3/15/26 @ 100(a) .............. 96,000 95,335
Series 2023-2A, Class B, 5.97%, 10/15/35, Callable 7/15/26 @ 100(a) ............. 119,000 120,242
Series 2023-2A, Class C, 6.15%, 10/15/35, Callable 7/15/26 @ 100(a) ............. 185,000 187,067
Credit Acceptance Auto Loan Trust ..........................................
Series 2021-4, Class B, 1.74%, 12/16/30, Callable 3/15/25 @ 100(a) .............. 320,000 309,565
Series 2023-2A, Class C, 7.15%, 9/15/33, Callable 11/15/26 @ 100(a) ............. 189,000 191,640
Series 2023-3A, Class A, 6.39%, 8/15/33, Callable 3/15/27 @ 100(a) .............. 125,000 126,792
Series 2023-3A, Class B, 7.09%, 10/17/33, Callable 3/15/27 @ 100(a) ............. 118,000 121,090
Series 2023-3A, Class C, 7.62%, 12/15/33, Callable 3/15/27 @ 100(a) ............. 196,000 201,332
Series 2023-5A, Class A, 6.13%, 12/15/33, Callable 6/15/27 @ 100(a) ............. 302,064 304,957
Series 2023-5A, Class C, 7.30%, 4/17/34, Callable 6/15/27 @ 100(a) .............. 234,254 238,954
Series 2024-1A, Class C, 6.71%, 7/17/34, Callable 6/15/27 @ 100(a) .............. 237,000 237,761
Drive Auto Receivables Trust ..............................................
Series 2021-2, Class D, 1.39%, 3/15/29, Callable 7/15/25 @ 100 ................. 256,000 244,886
Series 2021-3, Class C, 1.47%, 1/15/27, Callable 9/15/25 @ 100 ................. 376,500 370,556
DT Auto Owner Trust ....................................................
Series 2020-1A, Class E, 3.48%, 2/16/27, Callable 8/15/24 @ 100(a) .............. 375,000 370,941
Series 2020-2A, Class D, 4.73%, 3/16/26, Callable 9/15/24 @ 100(a) .............. 360,936 359,759
Series 2020-3A, Class E, 3.62%, 10/15/27, Callable 1/15/25 @ 100(a) ............. 93,000 90,677
Ent Auto Receivables Trust ................................................
Series 2023-1A, Class A4, 6.26%, 11/15/29, Callable 8/15/28 @ 100(a) ............ 74,472 75,975
Series 2023-1A, Class B, 6.45%, 1/15/30, Callable 8/15/28 @ 100(a) .............. 845,000 861,080
Series 2023-1A, Class C, 6.77%, 4/15/30, Callable 8/15/28 @ 100(a) .............. 48,794 49,770
Enterprise Fleet Financing LLC .............................................
Series 2022-4, Class A3, 5.65%, 10/22/29, Callable 7/20/26 @ 100(a) ............. 250,000 251,761
Series 2023-2, Class A2, 5.56%, 4/22/30, Callable 10/20/26 @ 100(a) ............. 181,836 181,956
Series 2023-3, Class A3, 6.41%, 6/20/30, Callable 8/20/27 @ 100(a) .............. 151,000 156,649
Series 2024-1, Class A2, 5.23%, 3/20/30, Callable 9/20/27 @ 100(a) .............. 300,000 299,459
Exeter Automobile Receivables Trust .........................................
Series 2019-4A, Class D, 2.58%, 9/15/25, Callable 6/15/24 @ 100(a) .............. 41,570 41,350
Series 2020-1A, Class E, 3.74%, 1/15/27, Callable 9/15/24 @ 100(a) .............. 250,000 246,293
Flagship Credit Auto Trust ................................................
Series 2019-4, Class E, 4.11%, 3/15/27, Callable 4/15/25 @ 100(a) ............... 1,265,000 1,226,143
Series 2021-4, Class C, 1.96%, 12/15/27, Callable 10/15/26 @ 100(a) ............. 500,000 468,675
Ford Credit Auto Lease Trust ..............................................
Series 2022-A, Class B, 3.81%, 8/15/25, Callable 10/15/24 @ 100 ................ 321,000 318,682
Series 2023-A, Class C, 5.54%, 12/15/26, Callable 8/15/25 @ 100 ................ 90,000 89,639
Series 2023-B, Class C, 6.43%, 4/15/27, Callable 3/15/26 @ 100 ................. 166,000 169,006
Ford Credit Auto Owner Trust ..............................................
Series 2021-2, Class C, 2.11%, 5/15/34, Callable 11/15/26 @ 100(a) .............. 500,000 456,202

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Principal Amount Value
Series 2022-1, Class C, 4.67%, 11/15/34, Callable 5/15/27 @ 100(a) .............. $ 950,000 $ 923,488
Series 2023-1, Class B, 5.29%, 8/15/35, Callable 2/15/28 @ 100(a) ............... 206,000 204,660
Series 2023-1, Class C, 5.58%, 8/15/35, Callable 2/15/28 @ 100(a) ............... 750,000 747,095
Series 2023-1, Class D, 6.26%, 8/15/35, Callable 2/15/28 @ 100(a) ............... 750,000 747,313
Series 2023-2, Class B, 5.92%, 2/15/36, Callable 8/15/28 @ 100(a) ............... 75,000 76,420
Series 2023-2, Class C, 6.16%, 2/15/36, Callable 8/15/28 @ 100(a) ............... 50,000 50,922
Series 2023-2, Class D, 6.60%, 2/15/36, Callable 8/15/28 @ 100(a) ............... 118,711 120,213
Foursight Capital Automobile Receivables Trust, Series 2023-1, Class B, 5.35%, 3/15/28,
Callable 9/15/26 @ 100(a) ............................................ 313,000 309,136
GECU Auto Receivables Trust, Series 2023-1A, Class C, 6.33%, 4/15/30, Callable 12/15/28 @
100(a) ........................................................... 19,000 19,204
GLS Auto Receivables Issuer Trust, Series 2019-4A, Class D, 4.09%, 8/17/26, Callable 6/15/24
@ 100(a) ......................................................... 150,000 149,357
GLS Auto Select Receivables Trust, Series 2024-1A, Class C, 5.69%, 3/15/30, Callable 7/15/29
@ 100(a) ......................................................... 95,000 94,968
GM Financial Automobile Leasing Trust, Series 2022-1, Class C, 2.64%, 2/20/26, Callable
7/20/24 @ 100 ..................................................... 244,000 241,553
GMF Floorplan Owner Revolving Trust .......................................
Series 2019-2, Class C, 3.30%, 4/15/26(a) ................................. 75,000 74,925
Series 2023-1, Class B, 5.73%, 6/15/28(a) ................................. 200,403 201,955
Series 2024-2A, Class B, 5.35%, 3/17/31(a) ................................ 167,191 167,819
GreenState Auto Receivables Trust ..........................................
Series 2024-1A, Class C, 5.77%, 2/15/30, Callable 2/15/28 @ 100(a) .............. 73,000 72,640
Series 2024-1A, Class D, 6.50%, 6/15/32, Callable 2/15/28 @ 100(a) .............. 70,000 69,646
GTE Auto Receivables Trust ...............................................
Series 2023-1, Class B, 5.39%, 8/15/29, Callable 4/15/27 @ 100(a) ............... 224,000 221,546
Series 2023-1, Class C, 5.88%, 11/15/29, Callable 4/15/27 @ 100(a) .............. 168,000 166,590
Hertz Vehicle Financing III LLC ............................................
Series 2022-1A, Class B, 2.19%, 6/25/26, Callable 6/25/25 @ 100(a) .............. 100,000 96,101
Series 2023-1A, Class C, 6.91%, 6/25/27(a) ................................ 261,000 263,008
Series 2023-2A, Class B, 6.49%, 9/25/29(a) ................................ 212,000 217,382
Series 2023-2A, Class C, 7.13%, 9/25/29(a) ................................ 75,000 77,338
Series 2023-3A, Class A, 5.94%, 2/25/28(a) ................................ 125,000 126,859
Series 2023-3A, Class B, 6.53%, 2/25/28(a) ................................ 38,000 38,646
Hertz Vehicle Financing LLC ..............................................
Series 2021-1A, Class D, 3.98%, 12/26/25(a) ............................... 832,000 814,739
Series 2022-2A, Class B, 2.65%, 6/26/28, Callable 6/25/27 @ 100(a) .............. 1,000,000 912,455
Series 2022-4A, Class B, 4.12%, 9/25/26, Callable 9/25/25 @ 100(a) .............. 700,000 683,076
Hyundai Auto Receivables Trust, Series 2021-C, Class C, 1.66%, 6/15/28, Callable 3/15/26 @
100 ............................................................. 500,000 464,212
JPMorgan Chase Bank NA ................................................
Series 2021-2, Class B, 0.89%, 12/26/28, Callable 10/25/25 @ 100(a) ............. 26,842 26,366
Series 2021-2, Class D, 1.14%, 12/26/28, Callable 10/25/25 @ 100(a) ............. 119,714 117,594
Series 2021-2, Class E, 2.28%, 12/26/28, Callable 10/25/25 @ 100(a) ............. 4,517 4,451
Series 2021-3, Class B, 0.76%, 2/26/29, Callable 6/25/25 @ 100(a) ............... 57,518 55,830
Series 2021-3, Class E, 2.10%, 2/26/29, Callable 6/25/25 @ 100(a) ............... 3,504 3,416
Series 2021-3, Class F, 3.69%, 2/26/29, Callable 6/25/25 @ 100(a) ............... 1,150,000 1,111,994
LAD Auto Receivables Trust ...............................................
Series 2021-1A, Class B, 1.94%, 11/16/26, Callable 11/15/25 @ 100(a) ............ 250,000 244,411
Series 2021-1A, Class C, 2.35%, 4/15/27, Callable 11/15/25 @ 100(a) ............. 500,000 478,954
Series 2023-1A, Class B, 5.59%, 8/16/27, Callable 6/15/27 @ 100(a) .............. 240,000 239,915
Series 2023-1A, Class C, 6.18%, 12/15/27, Callable 6/15/27 @ 100(a) ............. 400,000 403,196
Series 2023-1A, Class D, 7.30%, 6/17/30, Callable 6/15/27 @ 100(a) .............. 226,000 231,715
Series 2023-2A, Class C, 5.58%, 9/15/28, Callable 9/15/27 @ 100(a) .............. 200,000 199,185
Series 2023-2A, Class D, 6.30%, 2/15/31, Callable 9/15/27 @ 100(a) .............. 52,000 52,212
Series 2023-3A, Class B, 6.09%, 6/15/28, Callable 10/15/27 @ 100(a) ............. 214,000 216,856
Series 2023-3A, Class D, 6.92%, 12/16/30, Callable 10/15/27 @ 100(a) ............ 114,000 116,817
Series 2023-4A, Class B, 6.39%, 10/16/28, Callable 10/15/27 @ 100(a) ............ 182,141 185,934
Series 2023-4A, Class C, 6.76%, 3/15/29, Callable 10/15/27 @ 100(a) ............. 212,497 218,796
Series 2023-4A, Class D, 7.37%, 4/15/31, Callable 10/15/27 @ 100(a) ............. 303,568 314,948
Series 2024-1A, Class C, 5.64%, 6/15/29, Callable 7/15/26 @ 100(a) .............. 165,000 164,858
Navistar Financial Dealer Note Master Owner Trust II, Series 2023-1, Class A, 6.18%,
8/25/28(a) ........................................................ 81,433 82,046
OCCU Auto Receivables Trust .............................................

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Principal Amount Value
Series 2023-1A, Class A4, 6.29%, 9/17/29, Callable 3/15/28 @ 100(a) ............. $ 92,500 $ 94,531
Series 2023-1A, Class D, 7.88%, 12/15/31, Callable 3/15/28 @ 100(a) ............. 329,346 340,749
Oscar U.S. Funding XII LLC, Series 2021-1A, Class A4, 1.00%, 4/10/28, Callable 2/10/25 @
100(a) ........................................................... 246,375 237,241
Oscar U.S. Funding XIV LLC, Series 2022-1A, Class A4, 2.82%, 4/10/29, Callable 3/10/26 @
100(a) ........................................................... 1,000,000 950,922
PenFed Auto Receivables Owner Trust ........................................
Series 2022-A, Class A4, 4.18%, 12/15/28, Callable 3/15/26 @ 100(a) ............. 250,000 246,493
Series 2022-A, Class D, 5.85%, 6/17/30, Callable 3/15/26 @ 100(a) ............... 106,000 105,853
Santander Bank Auto Credit-Linked Notes .....................................
Series 2022-A, Class B, 5.28%, 5/15/32, Callable 12/15/25 @ 100(a) .............. 267,428 265,934
Series 2022-A, Class C, 7.38%, 5/15/32, Callable 12/15/25 @ 100(a) .............. 267,428 268,220
Series 2022-A, Class D, 9.97%, 5/15/32, Callable 12/15/25 @ 100(a) .............. 104,057 107,962
Series 2022-B, Class E, 8.68%, 8/16/32, Callable 5/15/26 @ 100(a) ............... 106,480 106,906
Series 2022-C, Class D, 8.20%, 12/15/32, Callable 12/15/26 @ 100(a) ............. 130,165 131,290
Series 2023-A, Class C, 6.74%, 6/15/33, Callable 7/15/27 @ 100(a) ............... 61,431 61,609
Series 2023-A, Class D, 7.08%, 6/15/33, Callable 7/15/27 @ 100(a) ............... 28,587 28,658
Series 2023-B, Class B, 5.64%, 12/15/33, Callable 10/15/27 @ 100(a) ............. 203,000 202,837
Series 2023-B, Class C, 5.93%, 12/15/33, Callable 10/15/27 @ 100(a) ............. 86,499 86,438
Series 2023-B, Class D, 6.66%, 12/15/33, Callable 10/15/27 @ 100(a) ............. 250,499 251,868
Santander Bank NA .....................................................
Series 2021-1A, Class B, 1.83%, 12/15/31, Callable 9/15/25 @ 100(a) ............. 124,297 122,512
Series 2021-1A, Class C, 3.27%, 12/15/31, Callable 9/15/25 @ 100(a) ............. 116,529 115,252
Santander Consumer Auto Receivables Trust ...................................
Series 2020-AA, Class D, 5.49%, 4/15/26, Callable 12/15/24 @ 100(a) ............ 34,873 34,864
Series 2021-AA, Class E, 3.28%, 3/15/27, Callable 12/15/25 @ 100(a) ............. 60,000 56,574
Santander Drive Auto Receivables Trust, Series 2021-4, Class C, 1.26%, 2/16/27, Callable
11/15/25 @ 100 .................................................... 173,717 171,316
SBNA Auto Receivables Trust, Series 2024-A, Class B, 5.29%, 9/17/29, Callable 8/15/28 @
100(a) ........................................................... 203,000 202,981
SCCU Auto Receivables Trust ..............................................
Series 2023-1A, Class C, 6.61%, 3/15/30, Callable 11/15/27 @ 100(a) ............. 429,952 437,624
Series 2023-1A, Class D, 7.34%, 11/17/31, Callable 11/15/27 @ 100(a) ............ 226,365 230,403
SFS Auto Receivables Securitization Trust .....................................
Series 2023-1A, Class C, 5.97%, 2/20/31, Callable 6/20/27 @ 100(a) .............. 167,000 169,673
Series 2024-1A, Class C, 5.51%, 1/20/32, Callable 4/20/28 @ 100(a) .............. 126,000 126,169
Tesla Auto Lease Trust ...................................................
Series 2023-A, Class A4, 5.94%, 7/20/27, Callable 9/20/25 @ 100(a) .............. 50,000 50,357
Series 2023-A, Class B, 6.41%, 7/20/27, Callable 9/20/25 @ 100(a) ............... 127,000 128,269
Series 2023-B, Class A4, 6.22%, 3/22/27, Callable 12/20/25 @ 100(a) ............. 87,000 88,141
Tesla Electric Vehicle Trust, Series 2023-1, Class B, 5.82%, 5/20/31, Callable 10/20/27 @
100(a) ........................................................... 200,000 200,808
Toyota Lease Owner Trust, Series 2023-A, Class A4, 5.05%, 8/20/27, Callable 9/20/25 @
100(a) ........................................................... 100,000 99,609
U.S. Bank NA, Series 2023-1, Class B, 6.79%, 8/25/32, Callable 10/25/26 @ 100(a) ....... 327,495 329,386
UNIFY Auto Receivables Trust, Series 2021-1A, Class B, 1.29%, 11/16/26, Callable 2/15/25
@ 100(a) ......................................................... 270,000 261,101
United Auto Credit Securitization Trust, Series 2023-1, Class C, 6.28%, 7/10/28, Callable
5/10/26 @ 100(a) ................................................... 500,000 499,451
Veridian Auto Receivables Trust ............................................
Series 2023-1A, Class B, 5.86%, 4/16/29, Callable 5/15/27 @ 100(a) .............. 101,000 101,225
Series 2023-1A, Class C, 6.37%, 7/16/29, Callable 5/15/27 @ 100(a) .............. 220,000 221,402
Westlake Automobile Receivables Trust, Series 2021-3A, Class C, 1.58%, 1/15/27, Callable
9/15/25 @ 100(a) ................................................... 500,000 489,196
Wheels Fleet Lease Funding 1 LLC ..........................................
Series 2023-1A, Class A, 5.80%, 4/18/38(a) ................................ 169,000 168,956
Series 2023-2A, Class B, 6.75%, 8/18/38(a) ................................ 181,000 186,628
Series 2023-2A, Class C, 6.94%, 8/18/38(a) ................................ 195,000 201,460
Series 2023-2A, Class D, 7.38%, 8/18/38(a) ................................ 220,000 222,899
33,857,439
ABS Card (2.5%):
CARDS II Trust, Series 2021-1A, Class C, 1.20%, 4/15/27(a) ....................... 540,000 538,938
Evergreen Credit Card Trust ...............................................

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Principal Amount Value
Series 2021-1, Class B, 1.15%, 10/15/26(a) ................................ $ 391,000 $ 380,765
Series 2021-1, Class C, 1.42%, 10/15/26(a) ................................ 319,000 310,326
Series 2022-CRT1, Class B, 5.61%, 7/15/26(a) .............................. 250,000 249,652
Series 2022-CRT1, Class C, 6.19%, 7/15/26(a) .............................. 250,000 249,574
Series 2022-CRT2, Class B, 6.56%, 11/15/26(a) ............................. 250,000 250,797
Series 2022-CRT2, Class C, 7.44%, 11/15/26(a) ............................. 400,000 400,446
Series 2023-CRT3, Class B, 6.58%, 2/15/27(a) .............................. 273,000 274,521
Series 2023-CRT3, Class C, 7.31%, 2/15/27(a) .............................. 152,000 153,166
Golden Credit Card Trust, Series 2021-1A, Class C, 1.74%, 8/15/28(a) ................. 200,000 180,924
Master Credit Card Trust .................................................
Series 2021-1A, Class C, 1.06%, 11/21/25(a) ............................... 1,000,000 992,420
Series 2022-2A, Class B, 2.38%, 7/21/28(a) ................................ 500,000 454,085
Series 2022-2A, Class C, 2.73%, 7/21/28(a) ................................ 312,000 279,101
Master Credit Card Trust II ................................................
Series 2023-1A, Class C, 5.87%, 6/21/27(a) ................................ 150,000 149,288
Series 2023-2A, Class C, 6.89%, 1/21/27(a) ................................ 95,000 94,955
Series 2023-4A, Class B, 6.56%, 10/21/32(a) ............................... 104,000 107,924
Series 2023-4A, Class C, 7.53%, 10/21/32(a) ............................... 265,000 274,706
Series 2024-1A, Class B, 5.53%, 1/21/28(a) ................................ 193,000 191,859
Series 2024-1A, Class C, 6.02%, 1/21/28(a) ................................ 171,000 169,984
Synchrony Card Funding LLC .............................................
Series 2022-A1, Class A, 3.37%, 4/15/28, Callable 4/15/25 @ 100 ................ 220,000 215,383
Series 2023-A1, Class A, 5.54%, 7/15/29 .................................. 59,000 59,507
Trillium Credit Card Trust II ...............................................
Series 2021-1A, Class C, 2.42%, 10/26/29(a) ............................... 744,000 679,823
Series 2023-1A, Class C, 6.06%, 3/26/31(a) ................................ 72,000 69,470
Series 2023-2A, Class B, 5.35%, 3/26/33(a) ................................ 100,000 98,026
Series 2023-3A, Class B, 6.26%, 8/26/28(a) ................................ 234,000 234,785
Series 2023-3A, Class C, 6.94%, 8/26/28(a) ................................ 214,000 214,428
Series 2024-1A, Class B, 5.50%, 12/26/28(a) ............................... 228,000 227,047
Series 2024-1A, Class C, 5.99%, 12/26/28(a) ............................... 121,000 120,487
7,622,387
ABS Other (6.4%):
Amur Equipment Finance Receivables IX LLC ..................................
Series 2021-1A, Class B, 1.38%, 2/22/27, Callable 11/20/24 @ 100(a) ............. 110,000 108,297
Series 2021-1A, Class C, 1.75%, 6/21/27, Callable 11/20/24 @ 100(a) ............. 839,000 816,039
Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class B, 2.20%, 1/20/28,
Callable 9/20/25 @ 100(a) ............................................ 676,000 645,396
Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class A2, 5.30%, 6/21/28,
Callable 6/20/26 @ 100(a) ............................................ 323,272 322,356
Amur Equipment Finance Receivables XII LLC .................................
Series 2023-1A, Class C, 6.36%, 12/20/29, Callable 6/20/27 @ 100(a) ............. 131,151 133,688
Series 2023-1A, Class D, 7.48%, 7/22/30, Callable 6/20/27 @ 100(a) .............. 37,000 38,238
Amur Equipment Finance Receivables XIII LLC ................................
Series 2024-1A, Class B, 5.37%, 1/21/31, Callable 4/20/28 @ 100(a) .............. 119,000 119,650
Series 2024-1A, Class C, 5.55%, 1/21/31, Callable 4/20/28 @ 100(a) .............. 62,000 62,384
Auxilior Term Funding LLC ...............................................
Series 2023-1A, Class B, 6.05%, 6/17/30, Callable 2/15/28 @ 100(a) .............. 124,000 126,145
Series 2023-1A, Class C, 6.50%, 11/15/30, Callable 2/15/28 @ 100(a) ............. 88,000 90,620
Series 2023-1A, Class D, 7.27%, 12/16/30, Callable 2/15/28 @ 100(a) ............. 141,000 145,839
CARS-DB7 LP, Series 2023-1A, Class A1, 5.75%, 9/15/53, Callable 9/15/28 @ 100(a) ..... 206,780 204,814
CCG Receivables Trust ...................................................
Series 2021-2, Class C, 1.50%, 3/14/29, Callable 6/14/25 @ 100(a) ............... 250,000 237,961
Series 2023-1, Class C, 6.28%, 9/16/30, Callable 8/14/26 @ 100(a) ............... 173,174 176,093
Series 2023-2, Class D, 7.18%, 4/14/32, Callable 11/14/27 @ 100(a) .............. 93,000 94,291
Conn's Receivables Funding LLC ...........................................
Series 2022-A, Class B, 9.52%, 12/15/26, Callable 8/15/24 @ 100(a) .............. 107,673 107,916
Series 2023-A, Class A, 8.01%, 1/17/28, Callable 4/15/24 @ 100(a) ............... 91,572 91,615
CP EF Asset Securitization I LLC, Series 2022-1A, Class A, 5.96%, 4/15/30, Callable 11/15/25
@ 100(a) ......................................................... 111,476 111,210
DB Master Finance LLC, Series 2021-1A, Class A2II, 2.49%, 11/20/51, Callable 11/20/25 @
100(a) ........................................................... 1,319,625 1,162,426
Dell Equipment Finance Trust ..............................................

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VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Principal Amount Value
Series 2023-1, Class D, 6.80%, 3/22/29, Callable 9/22/25 @ 100(a) ............... $ 147,446 $ 147,998
Series 2023-2, Class C, 6.06%, 1/22/29, Callable 2/22/26 @ 100(a) ............... 125,000 125,797
Series 2023-2, Class D, 6.74%, 7/23/29, Callable 2/22/26 @ 100(a) ............... 237,000 237,571
Series 2023-3, Class D, 6.75%, 10/22/29, Callable 6/22/26 @ 100(a) .............. 73,000 73,160
Dext ABS LLC ........................................................
Series 2020-1, Class C, 3.03%, 11/15/27, Callable 9/15/24 @ 100(a) .............. 79,851 79,405
Series 2023-1, Class B, 6.55%, 3/15/32, Callable 5/15/27 @ 100(a) ............... 100,000 101,981
Series 2023-2, Class C, 6.93%, 5/15/34, Callable 2/15/28 @ 100(a) ............... 224,000 229,948
Series 2023-2, Class D, 8.30%, 5/15/34, Callable 2/15/28 @ 100(a) ............... 101,000 97,547
Diamond Issuer, Series 2021-1A, Class B, 2.70%, 11/20/51, Callable 11/20/25 @ 100(a) .... 654,000 557,471
DLLAA LLC, Series 2023-1A, Class A2, 5.93%, 7/20/26(a) ........................ 69,400 69,519
FirstKey Homes Trust ....................................................
Series 2021-SFR3, Class A, 2.14%, 12/17/38(a) ............................. 740,398 680,681
Series 2021-SFR3, Class B, 2.44%, 12/17/38(a) ............................. 500,000 458,993
Series 2021-SFR3, Class D, 2.79%, 12/17/38(a) ............................. 750,000 684,639
Ford Credit Floorplan Master Owner Trust .....................................
Series 2023-1, Class B, 5.31%, 5/15/28(a) ................................. 70,000 69,581
Series 2023-1, Class C, 5.75%, 5/15/28(a) ................................. 106,000 105,720
Frontier Issuer LLC .....................................................
Series 2023-1, Class A2, 6.60%, 8/20/53, Callable 7/20/26 @ 100(a) .............. 558,062 563,549
Series 2023-1, Class B, 8.30%, 8/20/53, Callable 7/20/26 @ 100(a) ............... 415,490 414,190
Series 2023-1, Class C, 11.50%, 8/20/53, Callable 7/20/26 @ 100(a) .............. 328,067 333,545
Granite Park Equipment Leasing LLC ........................................
Series 2023-1A, Class A2, 6.51%, 5/20/30(a) ............................... 70,000 70,597
Series 2023-1A, Class B, 6.62%, 4/20/33, Callable 8/20/30 @ 100(a) .............. 97,000 101,864
Series 2023-1A, Class C, 6.97%, 8/22/33, Callable 8/20/30 @ 100(a) .............. 89,000 93,609
Series 2023-1A, Class E, 7.00%, 6/20/35, Callable 8/20/30 @ 100(a) .............. 74,000 62,794
GreatAmerica Leasing Receivables, Series 2024-1, Class C, 5.43%, 12/15/31, Callable 2/15/28
@ 100(a) ......................................................... 65,000 64,713
Hpefs Equipment Trust, Series 2022-2A, Class D, 4.94%, 3/20/30, Callable 11/20/25 @ 100(a) 1,300,000 1,279,042
HPEFS Equipment Trust ..................................................
Series 2021-1A, Class D, 1.03%, 3/20/31, Callable 4/20/24 @ 100(a) .............. 277,053 277,053
Series 2022-1A, Class D, 2.40%, 11/20/29, Callable 5/20/25 @ 100(a) ............. 333,000 320,533
Series 2023-2A, Class D, 6.97%, 7/21/31, Callable 10/20/26 @ 100(a) ............. 150,000 152,792
Series 2024-1A, Class D, 5.82%, 11/20/31, Callable 6/20/27 @ 100(a) ............. 151,000 150,945
Kubota Credit Owner Trust, Series 2022-1A, Class A3, 2.67%, 10/15/26, Callable 2/15/26 @
100(a) ........................................................... 500,000 487,932
M&T Equipment Notes, Series 2023-1A, Class A3, 5.74%, 7/15/30, Callable 7/15/27 @ 100(a) 118,000 118,261
MMAF Equipment Finance LLC ............................................
Series 2021-A, Class A4, 1.04%, 11/13/30(a) ............................... 252,245 232,771
Series 2023-A, Class A4, 5.50%, 12/13/38(a) ............................... 152,000 153,533
Series 2024-A, Class A4, 5.10%, 7/13/49, Callable 3/13/31 @ 100(a) .............. 44,000 43,969
New Economy Assets Phase 1 Sponsor LLC ....................................
Series 2021-1, Class A1, 1.91%, 10/20/61, Callable 10/20/24 @ 100(a) ............ 677,000 592,876
Series 2021-1, Class B1, 2.41%, 10/20/61, Callable 10/20/24 @ 100(a) ............ 366,000 307,354
Pawnee Equipment Receivables LLC, Series 2021-1, Class B, 1.82%, 7/15/27, Callable
7/15/25 @ 100(a) ................................................... 136,000 130,926
Post Road Equipment Finance LLC ..........................................
Series 2024-1A, Class C, 5.81%, 10/15/30, Callable 2/15/27 @ 100(a) ............. 76,000 75,481
Series 2024-1A, Class D, 6.77%, 10/15/30, Callable 2/15/27 @ 100(a) ............. 31,000 30,830
SCF Equipment Leasing LLC ..............................................
Series 2020-1A, Class B, 2.02%, 3/20/28, Callable 1/20/25 @ 100(a) .............. 10,588 10,566
Series 2021-1A, Class D, 1.93%, 9/20/30, Callable 10/20/25 @ 100(a) ............. 550,000 507,831
Series 2022-2A, Class C, 6.50%, 8/20/32, Callable 8/20/29 @ 100(a) .............. 196,294 199,355
Series 2022-2A, Class D, 6.50%, 10/20/32, Callable 8/20/29 @ 100(a) ............. 329,793 324,571
Series 2023-1A, Class A3, 6.17%, 5/20/32, Callable 8/20/30 @ 100(a) ............. 153,000 157,222
Tricon Residential Trust, Series 2022-SFR2, Class B, 5.24%, 7/17/40, Callable 7/17/28 @
100(a) ........................................................... 200,000 198,026
Trinity Rail Leasing LLC, Series 2022-1A, Class A, 4.55%, 5/20/52, Callable 10/21/24 @
100(a) ........................................................... 470,504 449,035
Vantage Data Centers Issuer LLC, Series 2019-1A, Class A2, 3.19%, 7/15/44, Callable 4/15/24
@ 100(a) ......................................................... 137,127 135,858
Vantage Data Centers LLC, Series 2020-2A, Class A2, 1.99%, 9/15/45, Callable 9/15/25 @
100(a) ........................................................... 453,000 398,717

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VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Principal Amount Value
VB-S1 Issuer LLC ......................................................
Series 2022-1A, Class C2II, 3.71%, 2/15/57, Callable 2/15/30 @ 100(a) ............ $ 1,000,000 $ 820,334
Series 2022-1A, Class D, 4.29%, 2/15/52, Callable 2/15/26 @ 100(a) .............. 300,000 266,721
Series 2022-1A, Class F, 5.27%, 2/15/52, Callable 2/15/26 @ 100(a) .............. 1,500,000 1,294,605
Verdant Receivables LLC .................................................
Series 2023-1A, Class A2, 6.24%, 1/13/31, Callable 3/12/27 @ 100(a) ............. 47,081 47,400
Series 2023-1A, Class C, 6.73%, 1/13/31, Callable 3/12/27 @ 100(a) .............. 47,000 47,951
Verizon Master Trust ....................................................
Series 2021-2, Class C, 1.38%, 4/20/28, Callable 10/20/24 @ 100 ................ 500,000 487,068
Series 2023-2, Class A, 4.89%, 4/13/28, Callable 4/20/25 @ 100 ................. 129,000 128,275
Series 2024-2, Class B, 5.08%, 12/22/31, Callable 12/20/28 @ 100(a) ............. 265,000 264,125
20,311,808
Total Asset-Backed Securities (Cost $63,127,212) 61,791,634
Collateralized Loan Obligations (3.5%)
Cash Flow CLO (3.5%):
720 East CLO IV Ltd., Series 2024-1A, Class A2, 7.09% (TSFR3M+180bps), 4/15/37,
Callable 4/15/26 @ 100(a)(b) .......................................... 185,000 184,863
720 East CLO Ltd. ......................................................
Series 2022-1A, Class B, 8.57% (TSFR3M+325bps), 1/20/36, Callable 1/20/25 @ 100(a)
(b) ......................................................... 350,000 353,444
Series 2022-1A, Class D, 11.47% (TSFR3M+615bps), 1/20/36, Callable 1/20/25 @
100(a)(b) ..................................................... 500,000 511,704
Series 2023-2A, Class A2, 7.55% (TSFR3M+215bps), 10/15/36, Callable 10/15/25 @
100(a)(b) ..................................................... 245,000 245,900
Series 2023-2A, Class D, 10.55% (TSFR3M+515bps), 10/15/36, Callable 10/15/25 @
100(a)(b) ..................................................... 184,000 186,617
Series 2023-IA, Class B, 7.81% (TSFR3M+250bps), 4/15/36, Callable 4/15/25 @ 100(a)
(b) ......................................................... 250,000 250,747
Series 2023-IA, Class D, 11.16% (TSFR3M+585bps), 4/15/36, Callable 4/15/25 @
100(a)(b) ..................................................... 500,000 501,780
Aimco CLO Ltd. .......................................................
Series 2023-20A, Class B1, 7.56% (TSFR3M+220bps), 10/16/36, Callable 10/16/25 @
100(a)(b) ..................................................... 178,000 178,009
Series 2023-20A, Class C1, 8.06% (TSFR3M+270bps), 10/16/36, Callable 10/16/25 @
100(a)(b) ..................................................... 178,000 177,968
Ballyrock CLO Ltd., Series 2022-20A, Class A2AR, 7.51% (TSFR3M+220bps), 7/15/34,
Callable 10/15/24 @ 100(a)(b) ......................................... 196,000 196,319
Barrow Hanley CLO I Ltd. ................................................
Series 2023-1A, Class A1, 7.62% (TSFR3M+230bps), 4/20/35, Callable 4/20/24 @
100(a)(b) ..................................................... 400,000 401,560
Series 2023-1A, Class A2, 7.97% (TSFR3M+265bps), 4/20/35, Callable 4/20/24 @
100(a)(b) ..................................................... 500,000 508,215
Series 2023-1A, Class C, 9.32% (TSFR3M+400bps), 4/20/35, Callable 4/20/24 @ 100(a)
(b) ......................................................... 175,000 182,767
Series 2023-1A, Class D, 11.48% (TSFR3M+616bps), 4/20/35, Callable 4/20/24 @
100(a)(b) ..................................................... 700,000 702,136
Barrow Hanley CLO II Ltd. ...............................................
Series 2023-2A, Class C, 8.84% (TSFR3M+350bps), 10/20/35, Callable 10/20/24 @
100(a)(b) ..................................................... 184,000 182,432
Series 2023-2A, Class D1, 11.09% (TSFR3M+575bps), 10/20/35, Callable 10/20/24 @
100(a)(b) ..................................................... 276,000 280,314
Columbia Cent CLO Ltd., Series 2022-32A, Class BF, 5.20%, 7/24/34, Callable 4/24/24 @
100(a) ........................................................... 250,000 240,282
Dryden CLO Ltd., Series 2023-102A, Class A2, 7.39% (TSFR3M+200bps), 10/15/36, Callable
10/15/25 @ 100(a)(b) ................................................ 109,696 110,199
Eaton Vance CLO Ltd., Series 2020-2A, Class BR, 7.28% (TSFR3M+196bps), 1/15/35,
Callable 4/15/24 @ 100(a)(b) .......................................... 500,000 499,989
Golub Capital Partners CLO Ltd., Series 2023-68A, Class B, 8.12% (TSFR3M+280bps),
7/25/36, Callable 7/25/25 @ 100(a)(b) .................................... 155,000 156,566
LCM Ltd., Series 36A, Class A2, 6.98% (TSFR3M+166bps), 1/15/34, Callable 4/15/24 @
100(a)(b) ......................................................... 750,000 737,609

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VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Principal Amount Value
Magnetite XXXV Ltd., Series 2022-35A, Class AR, 6.97% (TSFR3M+165bps), 10/25/36,
Callable 10/25/25 @ 100(a)(b) ......................................... $ 295,000 $ 296,684
Oaktree CLO Ltd. ......................................................
Series 2022-3A, Class B1, 8.41% (TSFR3M+310bps), 7/15/35, Callable 7/15/24 @
100(a)(b) ..................................................... 250,000 250,936
Series 2022-3A, Class C, 9.46% (TSFR3M+415bps), 7/15/35, Callable 7/15/24 @ 100(a)
(b) ......................................................... 250,000 251,176
Series 2023-1A, Class B, 7.86% (TSFR3M+255bps), 4/15/36, Callable 4/15/25 @ 100(a)
(b) ......................................................... 250,000 251,129
Octagon 68 Ltd., Series 2023-1A, Class X, 6.65% (TSFR3M+130bps), 10/20/36, Callable
10/20/25 @ 100(a)(b) ................................................ 297,000 297,000
Palmer Square Loan Funding Ltd., Series 2023-1A, Class A2, 7.82% (TSFR3M+250bps),
7/20/31, Callable 7/20/24 @ 100(a)(b) .................................... 378,000 378,076
Stratus CLO Ltd., Series 2021-3A, Class B, 7.13% (TSFR3M+181bps), 12/29/29, Callable
4/20/24 @ 100(a)(b) ................................................. 205,000 205,010
Symphony CLO XXIX Ltd., Series 2021-29A, Class B, 7.23% (TSFR3M+191bps), 1/15/34,
Callable 4/15/24 @ 100(a)(b) .......................................... 500,000 499,814
Trimaran Cavu Ltd., Series 2021-3A, Class C1, 8.03% (TSFR3M+273bps), 1/18/35, Callable
4/18/24 @ 100(a)(b) ................................................. 750,000 750,007
Venture CLO Ltd. ......................................................
Series 2021-44A, Class B, 7.33% (TSFR3M+201bps), 10/20/34, Callable 4/20/24 @
100(a)(b) ..................................................... 200,000 199,400
Series 2022-46A, Class A2F, 5.02%, 7/20/35, Callable 7/20/24 @ 100(a) ........... 475,000 441,360
Series 2023-47A, Class AJ, 7.62% (TSFR3M+230bps), 4/20/36, Callable 4/20/25 @
100(a)(b) ..................................................... 194,000 194,543
Series 2023-48A, Class B1, 8.07% (TSFR3M+275bps), 10/20/36, Callable 10/20/25 @
100(a)(b) ..................................................... 197,000 198,597
11,003,152
Total Collateralized Loan Obligations (Cost $10,984,420) 11,003,152
Collateralized Mortgage Obligations (8.4%)
Agency CMBS (1.5%):
Federal Home Loan Mortgage Corporation .....................................
Series K136, Class A2, 2.13%, 11/25/31 ................................... 810,597 679,376
Series K141, Class A2, 2.25%, 2/25/32, Callable 2/25/32 @ 100 ................. 810,597 682,787
Series K142, Class A2, 2.40%, 3/25/32, Callable 3/25/32 @ 100 ................. 727,300 618,116
Series K144, Class A2, 2.45%, 4/25/32 ................................... 2,000,000 1,702,088
Series K145, Class A2, 2.58%, 5/25/32 ................................... 768,911 660,007
Series K147, Class A2, 3.00%, 6/25/32, Callable 6/25/32 @ 100(c) ............... 339,717 300,629
4,643,003
Agency CMO Other (0.3%):
Federal Home Loan Mortgage Corporation, Series 5270, Class AB, 5.50%, 1/25/49 ........ 258,555 258,513
Federal National Mortgage Association, Series 2022-88, Class BA, 5.50%, 7/25/47 ........ 153,016 152,514
Government National Mortgage Association ....................................
Series 2022-207, Class NA, 3.00%, 1/20/52 ................................ 177,130 151,254
Series 2023-107, Class PA, 5.50%, 1/20/46 ................................ 292,167 292,351
Series 2023-131, Class P, 5.50%, 6/20/48 .................................. 178,469 176,625
1,031,257
Commercial MBS (6.6%):
AOA Mortgage Trust ....................................................
Series 2021-1177, Class B, 6.61% (TSFR1M+129bps), 10/15/38(a)(b) ............. 250,000 240,799
Series 2021-1177, Class D, 7.26% (TSFR1M+194bps), 10/15/38(a)(b) ............. 300,000 254,534
Arbor Multifamily Mortgage Securities Trust, Series 2022-MF4, Class A5, 3.29%, 2/15/55,
Callable 2/15/32 @ 100(a)(c) .......................................... 500,000 445,595
Aventura Mall Trust .....................................................
Series 2018-AVM, Class A, 4.11%, 7/5/40(a)(c) ............................. 790,000 748,347
Series 2018-AVM, Class C, 4.11%, 7/5/40(a)(c) ............................. 100,000 90,451
Series 2018-AVM, Class D, 4.11%, 7/5/40(a)(c) ............................. 100,000 86,266
BAMLL Commercial Mortgage Securities Trust .................................
Series 2015-200P, Class B, 3.49%, 4/14/33, Callable 4/14/25 @ 100(a) ............ 750,000 718,289

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Principal Amount Value
Series 2015-200P, Class D, 3.60% (LIBOR01M+105bps), 4/14/33, Callable 4/14/25 @
100(a)(b) ..................................................... $ 375,000 $ 354,597
BBCMS Mortgage Trust ..................................................
Series 2020-BID, Class C, 9.08% (TSFR1M+375bps), 10/15/37(a)(b) ............. 269,000 262,602
Series 2022-C16, Class AS, 4.60%, 6/15/55, Callable 6/15/32 @ 100(c) ............ 135,135 126,473
Benchmark Mortgage Trust ................................................
Series 2020-B19, Class AS, 2.15%, 9/15/53, Callable 10/15/30 @ 100 ............. 1,000,000 799,941
Series 2022-B36, Class XA, 0.64%, 7/15/55, Callable 6/15/32 @ 100(c)(d) ......... 10,001,000 457,589
BPR Trust ............................................................
Series 2021-TY, Class A, 6.49% (TSFR1M+116bps), 9/15/38(a)(b) ............... 500,000 497,000
Series 2021-TY, Class D, 7.79% (TSFR1M+246bps), 9/15/38(a)(b) ............... 309,661 304,914
Series 2022-OANA, Class A, 7.22% (TSFR1M+190bps), 4/15/37(a)(b) ............ 1,000,000 1,004,135
Series 2022-OANA, Class D, 9.02% (TSFR1M+370bps), 4/15/37(a)(b) ............ 500,000 500,757
Series 2022-STAR, Class A, 8.56% (TSFR1M+323bps), 8/15/39(a)(b) ............. 407,215 408,197
BX Commercial Mortgage Trust ............................................
Series 2021-XL2, Class B, 6.44% (TSFR1M+111bps), 10/15/38(a)(b) ............. 195,483 193,659
Series 2022-CSMO, Class C, 9.21% (TSFR1M+389bps), 6/15/27(a)(b) ............ 500,000 501,272
Series 2022-CSMO, Class D, 9.66% (TSFR1M+434bps), 6/15/27(a)(b) ............ 100,000 100,253
BX Trust, Series 2022-CLS, Class B, 6.30%, 10/13/27(a) .......................... 250,000 233,519
BXP Trust ............................................................
Series 2021-601L, Class B, 2.78%, 1/15/44(a)(c) ............................ 500,000 376,775
Series 2021-601L, Class C, 2.78%, 1/15/44(a)(c) ............................ 250,000 179,166
Series 2021-601L, Class D, 2.78%, 1/15/44(a)(c) ............................ 1,250,000 804,487
CAMB Commercial Mortgage Trust, Series 2021-CX2, Class A, 2.70%, 11/10/46, Callable
11/10/31 @ 100(a) .................................................. 250,000 204,742
COMM Mortgage Trust ..................................................
Series 2014-277P, Class A, 3.61%, 8/10/49, Callable 8/10/24 @ 100(a)(c) .......... 1,235,000 1,179,061
Series 2014-277P, Class C, 3.61%, 8/10/49, Callable 8/10/24 @ 100(a)(c) .......... 333,000 285,892
CSMC, Series 2019-UVIL, Class A, 3.16%, 12/15/41(a) ........................... 302,000 266,305
GS Mortgage Securities Corp. II, Series 2023-SHIP, Class C, 5.51%, 9/10/38(a)(c) ........ 118,438 115,555
Hilton USA Trust .......................................................
Series 2016-HHV, Class B, 4.19%, 11/5/38(a)(c) ............................ 350,000 334,050
Series 2016-HHV, Class C, 4.19%, 11/5/38(a)(c) ............................ 200,000 189,784
Houston Galleria Mall Trust, Series 2015-HGLR, Class A1A2, 3.09%, 3/5/37(a) .......... 541,000 523,131
Hudson Yards Mortgage Trust ..............................................
Series 2019-30HY, Class A, 3.23%, 7/10/39(a) .............................. 350,000 313,120
Series 2019-30HY, Class D, 3.44%, 7/10/39(a)(c) ............................ 115,000 96,648
Series 2019-55HY, Class A, 2.94%, 12/10/41(a)(c) ........................... 500,000 438,181
ILPT Commercial Mortgage Trust ...........................................
Series 2022-LPF2, Class C, 8.82% (TSFR1M+349bps), 10/15/39(a)(b) ............ 100,000 100,043
Series 2022-LPFX, Class C, 3.82%, 3/15/32(a)(c) ............................ 750,000 600,923
Life BMR Mortgage Trust, Series 2022-BMR2, Class C, 7.42% (TSFR1M+209bps), 5/15/39,
Callable 5/15/24 @ 100(a)(b) .......................................... 250,000 246,520
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13%, 9/10/39(a) .......... 586,305 520,903
MHC Commercial Mortgage Trust ..........................................
Series 2021-MHC, Class A, 6.24% (TSFR1M+92bps), 4/15/38(a)(b) .............. 209,719 208,712
Series 2021-MHC, Class D, 7.04% (TSFR1M+172bps), 4/15/38(a)(b) ............. 419,438 416,188
MHP, Series 2022-MHIL, Class D, 6.94% (TSFR1M+161bps), 1/15/27(a)(b) ............ 455,807 450,417
Morgan Stanley Capital I Trust .............................................
Series 2021-PLZA, Class B, 2.81%, 11/9/43(a) .............................. 500,000 330,626
Series 2021-PLZA, Class C, 2.81%, 11/9/43(a) .............................. 750,000 378,517
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class C, 7.72% (TSFR1M+239bps),
3/15/39(a)(b) ...................................................... 250,000 240,665
NRTH Mortgage Trust, Series 2024-PARK, Class A, 6.94% (TSFR1M+164bps), 3/15/41(a)(b) 224,000 224,009
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 9/15/54(a) .................. 128,000 109,360
ONE Mortgage Trust, Series 2021-PARK, Class D, 6.94% (TSFR1M+161bps), 3/15/36(a)(b) 225,000 210,186
ORL Trust, Series 2023-GLKS, Class A, 7.68% (TSFR1M+235bps), 10/19/36(a)(b) ....... 120,127 120,509
SLG Office Trust .......................................................
Series 2021-OVA, Class A, 2.59%, 7/15/41(a) .............................. 125,000 103,209
Series 2021-OVA, Class C, 2.85%, 7/15/41(a) .............................. 500,000 406,442
SREIT Trust ..........................................................
Series 2021-MFP2, Class B, 6.61% (TSFR1M+129bps), 11/15/36(a)(b) ............ 500,000 497,570
Series 2021-MFP2, Class D, 7.01% (TSFR1M+168bps), 11/15/36(a)(b) ............ 760,000 750,644

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(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Principal Amount Value
SUMIT Mortgage Trust, Series 2022-BVUE, Class D, 2.89%, 2/12/41, Callable 2/12/29 @
100(a)(c) ......................................................... $ 363,636 $ 245,447
TTAN, Series 2021-MHC, Class C, 6.79% (TSFR1M+146bps), 3/15/38(a)(b) ............ 587,695 580,226
Wells Fargo Commercial Mortgage Trust ......................................
Series 2021-SAVE, Class B, 6.89% (TSFR1M+156bps), 2/15/40(a)(b) ............. 200,000 197,472
Series 2021-SAVE, Class C, 7.24% (TSFR1M+191bps), 2/15/40(a)(b) ............. 200,000 196,733
20,771,407
Total Collateralized Mortgage Obligations (Cost $28,602,871) 26,445,667
Senior Secured Loans (1.3%)
Consumer Discretionary (0.2%):
Aramark Services, Inc., Term Loan B8, First Lien, 7.94% (SOFR01M+250bps), 6/24/30(b) .. 30,948 30,929
Carnival Corp., Initial Advance, First Lien, 8.32% (SOFR01M+300bps), 8/9/27(b) ........ 99,500 99,563
Delta Air Lines, Inc. and SkyMiles IP Ltd., Initial Term Loan, First Lien, 9.07%
(SOFR03M+375bps), 10/20/27(b) ....................................... 6,063 6,247
Flutter Entertainment PLC, Term B Loan, First Lien, 7.56% (SOFR03M+225bps), 11/29/30(b) 100,000 99,946
Great Outdoors Group LLC, Term B1, First Lien, 9.08% (SOFR01M+375bps), 3/5/28(b) ... 41,164 41,158
Light & Wonder International, Inc., Term B-1 Loan, First Lien, 8.08% (SOFR01M+275bps),
4/16/29(b) ........................................................ 245,016 245,253
Petco Health & Wellness Co., Inc., Initial Term Loans, First Lien, 8.56% (SOFR03M+325bps),
3/6/28(b) ......................................................... 125,000 115,406
Sotheby's, 2021 2nd Refin Term Loan, First Lien, 9.81% (SOFR03M+450bps), 1/15/27(b) ... 240,665 235,652
874,154
Consumer Staples (0.0%):(e)
Alliance Laundry Systems LLC, Initial Term B Loans, First Lien, 8.83% (SOFR03M+350bps),
10/8/27(b) ........................................................ 107,032 107,240
Alliance Laundry Systems LLC, Initial Term B Loans, First Lien, 8.83% (SOFR01M+350bps),
10/8/27(b) ........................................................ 3,665 3,673
110,913
Financials (0.7%):
Boost Newco Borrower LLC, Initial USD Term Loan, First Lien, 8.31% (SOFR03M+300bps),
1/31/31(b) ........................................................ 200,000 200,542
CDK Global, Inc., 2023 Term Loans, First Lien, 9.31% (SOFR03M+400bps), 7/6/29(b) .... 248,125 248,758
Delta 2 Lux Sarl, Term Loan B, First Lien, 7.56% (SOFR03M+225bps), 1/15/30(b) ....... 500,000 500,125
IRB Holding Corp., Term B, First Lien, 8.08% (SOFR01M+275bps), 12/15/27(b) ......... 67,754 67,739
Oculus Acquisition Corp., Initial Term Loan, First Lien, 8.82% (SOFR03M+350bps),
11/8/27(b) ........................................................ 321,842 322,244
OEG Borrower LLC, Initial Term Loans, First Lien, 10.33% (SOFR01M+500bps), 6/18/29(b) 493,750 494,367
Truist Insurance Holdings LLC, Term B Loan, First Lien, 3/22/31(f) .................. 200,000 199,666
Whatabrands LLC, Initial Term B Loans, First Lien, 8.58% (SOFR01M+325bps), 8/3/28(b) . 14,969 14,969
2,048,410
Health Care (0.1%):
R1 RCM, Inc., Initial Term Loan B, First Lien, 8.33% (SOFR01M+300bps), 6/21/29(b) .... 250,000 250,548
Industrials (0.1%):
Janus International Group LLC, Amendment No. 6 Refinancing Term Loan, First Lien, 8.52%
(SOFR03M+325bps), 8/3/30(b) ......................................... 49,875 50,012
MKS Instruments, Inc., Facility 2023 Rolled TLB, First Lien, 7.82% (SOFR01M+250bps),
8/17/29(b) ........................................................ 246,286 246,082
296,094
Information Technology (0.1%):
Open Text Corp., TLB, First Lien, 8.08% (SOFR01M+275bps), 1/31/30(b) .............. 323,711 324,080
UKG, Inc., Initial Term Loan, First Lien, 8.81% (SOFR03M+350bps), 2/10/31(b) ......... 33,711 33,871
357,951

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VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Principal Amount Value
Materials (0.1%):
The Chemours Co., TLB, First Lien, 8.83% (SOFR01M+350bps), 8/18/28(b) ............ $ 207,677 $ 206,638
Total Senior Secured Loans (Cost $4,104,347) 4,144,708
Corporate Bonds (16.2%)
Communication Services (0.8%):
AT&T, Inc., 4.50%, 5/15/35, Callable 11/15/34 @ 100 ............................ 250,000 233,473
Charter Communications Operating LLC/Charter Communications Operating Capital
5.38%, 4/1/38, Callable 10/1/37 @ 100 ................................... 250,000 217,556
4.80%, 3/1/50, Callable 9/1/49 @ 100 .................................... 110,000 81,425
Cox Communications, Inc., 5.70%, 6/15/33, Callable 3/15/33 @ 100(a) ................ 243,000 245,816
Gray Television, Inc., 4.75%, 10/15/30, Callable 10/15/25 @ 102.38(a) ................ 150,000 98,485
Paramount Global, 4.38%, 3/15/43 .......................................... 546,000 371,618
T-Mobile US, Inc.
3.50%, 4/15/31, Callable 4/15/26 @ 101.75 ................................ 73,000 65,948
5.50%, 1/15/55, Callable 7/15/54 @ 100 .................................. 112,000 111,923
Verizon Communications, Inc., 2.55%, 3/21/31, Callable 12/21/30 @ 100 ............... 766,000 654,430
Warnermedia Holdings, Inc.
4.28%, 3/15/32, Callable 12/15/31 @ 100 ................................. 575,000 513,929
5.14%, 3/15/52, Callable 9/15/51 @ 100 .................................. 91,000 75,540
2,670,143
Consumer Discretionary (1.1%):
Acushnet Co., 7.38%, 10/15/28, Callable 10/15/25 @ 103.69(a) ...................... 29,000 30,028
Advance Auto Parts, Inc., 3.50%, 3/15/32, Callable 12/15/31 @ 100 ................... 416,000 356,475
AutoNation, Inc., 3.85%, 3/1/32, Callable 12/1/31 @ 100 .......................... 179,000 159,178
Daimler Truck Finance North America LLC, 5.50%, 9/20/33(a) ...................... 358,000 362,855
ERAC USA Finance LLC, 4.90%, 5/1/33, Callable 2/1/33 @ 100(a) ................... 258,000 252,616
Genuine Parts Co., 6.88%, 11/1/33, Callable 8/1/33 @ 100 ......................... 172,000 190,025
Kohl's Corp., 4.63%, 5/1/31, Callable 2/1/31 @ 100 .............................. 200,000 168,377
LKQ Corp., 6.25%, 6/15/33, Callable 3/15/33 @ 100 ............................. 112,000 116,593
PulteGroup, Inc., 6.00%, 2/15/35 ............................................ 125,000 130,188
Sotheby's, 7.38%, 10/15/27, Callable 4/15/24 @ 101.84(a) ......................... 67,000 62,453
Tapestry, Inc., 7.85%, 11/27/33, Callable 8/27/33 @ 100 ........................... 1,256,000 1,363,572
Tractor Supply Co., 1.75%, 11/1/30, Callable 8/1/30 @ 100 ......................... 224,000 181,502
Volkswagen Group of America Finance LLC, 5.60%, 3/22/34, Callable 12/22/33 @ 100(a) .. 239,000 241,447
3,615,309
Consumer Staples (0.9%):
7-Eleven, Inc.
1.80%, 2/10/31, Callable 11/10/30 @ 100(a) ................................ 125,000 100,420
2.80%, 2/10/51, Callable 8/2/50 @ 100(a) ................................. 1,111,000 692,932
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
6.50%, 2/15/28, Callable 2/15/25 @ 103.25(a) .............................. 152,000 153,818
4.88%, 2/15/30, Callable 2/15/25 @ 103.66(a) .............................. 100,000 95,064
Bimbo Bakeries USA, Inc., 5.38%, 1/9/36, Callable 10/9/35 @ 100(a) ................. 470,000 467,685
Dollar General Corp., 5.45%, 7/5/33, Callable 4/5/33 @ 100(g) ...................... 261,000 261,910
General Mills, Inc., 2.25%, 10/14/31, Callable 7/14/31 @ 100 ....................... 300,000 247,996
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL, 6.75%, 3/15/34, Callable
12/15/33 @ 100(a) .................................................. 168,000 176,652
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 12/1/52, Callable
6/1/52 @ 100 ...................................................... 17,000 16,831
Kellanova, 4.50%, 4/1/46 ................................................. 213,000 182,478
Kraft Heinz Foods Co., 5.00%, 6/4/42 ........................................ 178,000 166,937
Sodexo, Inc., 2.72%, 4/16/31, Callable 1/16/31 @ 100(a) .......................... 100,000 84,654
The J.M. Smucker Co., 6.50%, 11/15/53, Callable 5/15/53 @ 100 .................... 300,000 332,906
2,980,283
Energy (0.5%):
EnLink Midstream Partners LP, 4.40%, 4/1/24 .................................. 241,000 241,000
Evergy Missouri West Storm Funding I LLC, 5.10%, 12/1/38 ....................... 216,000 218,000
ONEOK, Inc., 5.15%, 10/15/43, Callable 4/15/43 @ 100 ........................... 195,000 177,859

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VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Principal Amount Value
Plains All American Pipeline LP/PAA Finance Corp., 3.80%, 9/15/30, Callable 6/15/30 @ 100 $ 250,000 $ 229,225
Venture Global LNG, Inc., 9.88%, 2/1/32, Callable 2/1/27 @ 104.94(a) ................ 211,000 227,471
Viper Energy, Inc.
5.38%, 11/1/27, Callable 4/22/24 @ 101.79(a) .............................. 500,000 489,636
7.38%, 11/1/31, Callable 11/1/26 @ 103.69(a) .............................. 110,000 114,392
1,697,583
Financials (7.3%):
Aon Corp./Aon Global Holdings PLC, 5.35%, 2/28/33, Callable 11/28/32 @ 100 ......... 120,000 120,604
Aretec Group, Inc., 10.00%, 8/15/30, Callable 10/15/26 @ 105(a) .................... 100,000 109,430
Arthur J. Gallagher & Co., 5.45%, 7/15/34, Callable 4/15/34 @ 100 ................... 347,000 349,283
Bank of America Corp., 2.48% (H15T5Y+120bps), 9/21/36, Callable 9/21/31 @ 100(b) .... 775,000 619,196
Blackstone Private Credit Fund
2.63%, 12/15/26, Callable 11/15/26 @ 100 ................................. 250,000 228,349
3.25%, 3/15/27, Callable 2/15/27 @ 100 .................................. 350,000 322,960
Blue Owl Credit Income Corp.
5.50%, 3/21/25 .................................................... 500,000 496,249
7.75%, 9/16/27, Callable 8/16/27 @ 100 .................................. 152,000 155,708
Blue Owl Finance LLC, 3.13%, 6/10/31, Callable 3/10/31 @ 100(a) ................... 556,000 465,767
Boost Newco Borrower LLC, 7.50%, 1/15/31, Callable 1/15/27 @ 103.75(a) ............ 625,000 654,459
Brookfield Capital Finance LLC, 6.09%, 6/14/33, Callable 3/14/33 @ 100 .............. 204,000 213,315
Brown & Brown, Inc., 4.20%, 3/17/32, Callable 12/17/31 @ 100 ..................... 121,000 111,853
Citizens Bank NA
4.12% (SOFR+140bps), 5/23/25, Callable 5/23/24 @ 100(b) .................... 287,000 285,863
6.06% (SOFR+145bps), 10/24/25, Callable 10/24/24 @ 100(b) .................. 250,000 249,061
Citizens Financial Group, Inc.
5.65% (H15T5Y+531bps), Callable 10/6/25 @ 100(b)(g)(h) .................... 386,000 377,139
2.64%, 9/30/32, Callable 7/2/32 @ 100 ................................... 500,000 383,344
Enact Holdings, Inc., 6.50%, 8/15/25, Callable 2/15/25 @ 100(a) ..................... 181,000 180,954
F&G Global Funding, 2.00%, 9/20/28(a) ...................................... 250,000 212,642
Farm Credit Bank of Texas, 5.70% (H15T5Y+542bps), Callable 9/15/25 @ 100(a)(b)(h) .... 296,000 290,402
Fidelity National Information Services, Inc., 5.10%, 7/15/32, Callable 4/15/32 @ 100 ...... 122,000 122,057
Fifth Third Bancorp, 4.50% (H15T5Y+422bps), Callable 9/30/25 @ 100(b)(h) ........... 412,000 396,442
Global Atlantic Fin Co.
3.13%, 6/15/31, Callable 3/15/31 @ 100(a) ................................ 250,000 206,769
7.95%, 6/15/33, Callable 3/15/33 @ 100(a) ................................ 274,000 304,304
Global Payments, Inc.
2.90%, 11/15/31, Callable 8/15/31 @ 100 .................................. 500,000 419,638
4.15%, 8/15/49, Callable 2/15/49 @ 100 .................................. 474,000 367,386
5.95%, 8/15/52, Callable 2/15/52 @ 100 .................................. 189,000 188,562
HUB International Ltd., 7.25%, 6/15/30, Callable 6/15/26 @ 103.63(a) ................ 31,000 31,884
Huntington Bancshares, Inc., 2.49% (H15T5Y+117bps), 8/15/36, Callable 8/15/31 @ 100(b) . 500,000 382,056
JPMorgan Chase & Co.
2.96% (TSFR3M+252bps), 5/13/31, Callable 5/13/30 @ 100(b) .................. 98,000 85,765
5.72% (SOFR+258bps), 9/14/33, Callable 9/14/32 @ 100(b) .................... 140,000 142,772
KeyBank NA, 4.90%, 8/8/32(g) ............................................. 347,000 311,523
KeyCorp.
4.79% (SOFRINDX+206bps), 6/1/33, Callable 6/1/32 @ 100, MTN(b) ............ 367,000 336,194
6.40% (SOFRINDX+242bps), 3/6/35, Callable 3/6/34 @ 100(b) ................. 274,000 280,083
Lazard Group LLC, 6.00%, 3/15/31, Callable 1/15/31 @ 100 ........................ 327,000 330,329
M&T Bank Corp., 5.75%, 10/1/24 ........................................... 300,000 292,308
MetLife, Inc., 9.25%, 4/8/38, Callable 4/8/33 @ 100(a) ............................ 470,000 549,217
Metropolitan Life Global Funding I, 2.40%, 1/11/32(a) ............................ 500,000 412,314
Morgan Stanley
1.93% (SOFR+102bps), 4/28/32, Callable 4/28/31 @ 100, MTN(b) ............... 53,000 42,535
2.48% (SOFR+136bps), 9/16/36, Callable 9/16/31 @ 100(b) .................... 925,000 731,162
New York Life Global Funding, 1.85%, 8/1/31(a) ................................ 1,600,000 1,285,800
Northern Trust Corp., 6.13%, 11/2/32, Callable 8/2/32 @ 100 ....................... 350,000 369,669
Penske Truck Leasing Co. LP/PTL Finance Corp., 6.20%, 6/15/30, Callable 4/15/30 @ 100(a) 257,000 267,473
Regions Financial Corp., 5.75% (H15T5Y+543bps), Callable 6/15/25 @ 100(b)(h) ........ 149,000 146,668
State Street Corp., 4.16% (SOFR+173bps), 8/4/33, Callable 8/4/32 @ 100(b) ............ 750,000 696,983
Texas Capital Bancshares, Inc., 4.00% (H15T5Y+315bps), 5/6/31, Callable 5/6/26 @ 100(b) . 500,000 426,165
The Bank of New York Mellon Corp.
4.70% (H15T5Y+436bps), Callable 9/20/25 @ 100(b)(h) ...................... 437,000 428,291

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Principal Amount Value
5.19% (SOFR+142bps), 3/14/35, Callable 3/14/34 @ 100(b) .................... $ 207,000 $ 206,074
The Charles Schwab Corp.
5.38% (H15T5Y+497bps), Callable 6/1/25 @ 100(b)(h) ....................... 1,389,000 1,378,819
5.85% (SOFR+250bps), 5/19/34, Callable 5/19/33 @ 100(b) .................... 315,000 322,345
The Huntington National Bank, 5.50% (TSFR3M+535bps), 5/6/30, Callable 5/6/25 @ 100(b) 750,000 701,250
The PNC Financial Services Group, Inc., 4.63% (SOFRINDX+185bps), 6/6/33, Callable
6/6/32 @ 100(b) .................................................... 557,000 519,519
Truist Financial Corp.
4.95% (H15T5Y+461bps), Callable 9/1/25 @ 100(b)(h) ....................... 781,150 768,077
5.10% (H15T10Y+435bps), Callable 3/1/30 @ 100(b)(h) ...................... 331,000 308,119
7.16% (SOFR+245bps), 10/30/29, Callable 10/30/28 @ 100, MTN(b) ............. 301,000 321,221
U.S. Bancorp, 4.97% (SOFR+211bps), 7/22/33, Callable 7/22/32 @ 100(b) ............. 891,000 843,287
Wells Fargo & Co., 5.90%, Callable 6/15/24 @ 100(h) ............................ 1,509,000 1,506,705
Willis North America, Inc.
5.35%, 5/15/33, Callable 2/15/33 @ 100 .................................. 239,000 237,686
5.90%, 3/5/54, Callable 9/5/53 @ 100 .................................... 314,000 318,165
22,812,194
Health Care (0.8%):
Alcon Finance Corp., 5.75%, 12/6/52, Callable 6/6/52 @ 100(a) ..................... 473,000 490,139
Amgen, Inc., 3.00%, 1/15/52, Callable 7/15/51 @ 100 ............................. 350,000 237,076
Bio-Rad Laboratories, Inc., 3.70%, 3/15/32, Callable 12/15/31 @ 100 ................. 125,000 112,175
CVS Health Corp., 5.63%, 2/21/53, Callable 8/21/52 @ 100 ........................ 321,000 315,191
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100 .................... 80,000 70,946
GE HealthCare Technologies, Inc., 5.91%, 11/22/32, Callable 8/22/32 @ 100 ............ 350,000 367,508
HCA, Inc.
5.60%, 4/1/34, Callable 1/1/34 @ 100 .................................... 236,000 237,656
5.25%, 6/15/49, Callable 12/15/48 @ 100 ................................. 62,000 56,640
Prestige Brands, Inc., 3.75%, 4/1/31, Callable 4/1/26 @ 101.88(a) .................... 209,000 182,014
Solventum Corp., 5.60%, 3/23/34, Callable 12/23/33 @ 100(a) ...................... 247,000 247,779
Tenet Healthcare Corp., 4.38%, 1/15/30, Callable 12/1/24 @ 102.19 ................... 50,000 46,234
Universal Health Services, Inc., 2.65%, 1/15/32, Callable 10/15/31 @ 100 .............. 37,000 30,296
2,393,654
Industrials (2.1%):
American Airlines Pass Through Trust
4.95%, 2/15/25 .................................................... 68,355 67,234
3.70%, 10/15/25 .................................................... 268,125 259,317
Aon North America, Inc., 5.75%, 3/1/54, Callable 9/1/53 @ 100 ..................... 321,000 328,553
Ashtead Capital, Inc., 2.45%, 8/12/31, Callable 5/12/31 @ 100(a) .................... 250,000 203,085
Concentrix Corp., 6.85%, 8/2/33, Callable 5/2/33 @ 100 ........................... 521,000 517,310
Delta Air Lines Pass Through Trust, 2.50%, 6/10/28 .............................. 109,399 98,328
Esab Corp., 6.25%, 4/15/29, Callable 4/15/26 @ 103.13(a) ......................... 34,000 34,182
GXO Logistics, Inc., 2.65%, 7/15/31, Callable 4/15/31 @ 100 ....................... 98,000 80,048
HEICO Corp., 5.35%, 8/1/33, Callable 5/1/33 @ 100 ............................. 173,000 173,632
Kennametal, Inc., 4.63%, 6/15/28, Callable 3/15/28 @ 100 ......................... 175,000 171,843
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27,
Callable 5/6/24 @ 103.25(a) ........................................... 1,317,783 1,327,268
Regal Rexnord Corp., 6.40%, 4/15/33, Callable 1/15/33 @ 100(a) .................... 271,000 281,455
RXO, Inc., 7.50%, 11/15/27, Callable 11/15/24 @ 103.75(a) ........................ 250,000 256,669
Southwest Airlines Co., 2.63%, 2/10/30, Callable 11/10/29 @ 100 .................... 347,000 301,915
Spirit AeroSystems, Inc., 9.38%, 11/30/29, Callable 11/30/25 @ 104.69(a) .............. 60,000 65,443
The Boeing Co.
6.88%, 3/15/39 .................................................... 1,000,000 1,065,110
5.81%, 5/1/50, Callable 11/1/49 @ 100 ................................... 1,044,000 988,031
The Timken Co., 4.13%, 4/1/32, Callable 1/1/32 @ 100 ............................ 265,000 242,517
XPO, Inc., 6.25%, 6/1/28, Callable 6/1/25 @ 103.13(a) ............................ 75,000 75,733
6,537,673
Information Technology (0.8%):
Autodesk, Inc., 2.40%, 12/15/31, Callable 9/15/31 @ 100 .......................... 450,000 376,451
Booz Allen Hamilton, Inc., 5.95%, 8/4/33, Callable 5/4/33 @ 100 .................... 119,000 123,177
Broadcom, Inc., 2.60%, 2/15/33, Callable 11/15/32 @ 100(a) ........................ 83,000 67,366
Neptune Bidco U.S., Inc., 9.29%, 4/15/29, Callable 10/15/25 @ 104.65(a) .............. 65,000 61,498

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Principal Amount Value
Oracle Corp.
3.85%, 7/15/36, Callable 1/15/36 @ 100 .................................. $ 387,000 $ 331,144
3.60%, 4/1/50, Callable 10/1/49 @ 100 ................................... 204,000 147,400
Qorvo, Inc., 3.38%, 4/1/31, Callable 4/1/26 @ 101.69(a) ........................... 57,000 48,804
Trimble, Inc., 6.10%, 3/15/33, Callable 12/15/32 @ 100 ........................... 246,000 256,965
TSMC Arizona Corp., 2.50%, 10/25/31, Callable 7/25/31 @ 100 ..................... 500,000 427,636
VMware LLC, 2.20%, 8/15/31, Callable 5/15/31 @ 100 ........................... 550,000 447,393
Western Digital Corp., 3.10%, 2/1/32, Callable 11/1/31 @ 100 ....................... 271,000 218,011
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 2/1/29, Callable 4/15/24 @
101.94(a) ......................................................... 250,000 224,843
2,730,688
Materials (0.5%):
Amcor Finance USA, Inc., 5.63%, 5/26/33, Callable 2/26/33 @ 100 ................... 141,000 144,840
Amcor Flexibles North America, Inc., 2.69%, 5/25/31, Callable 2/25/31 @ 100 ........... 312,000 265,284
AptarGroup, Inc., 3.60%, 3/15/32, Callable 12/15/31 @ 100 ........................ 166,000 146,359
LYB International Finance III LLC, 3.38%, 10/1/40, Callable 4/1/40 @ 100 ............. 123,000 92,066
Panther Escrow Issuer LLC, 7.13%, 6/1/31, Callable 6/1/27 @ 103.56(a) ............... 34,000 34,568
Reliance, Inc., 2.15%, 8/15/30, Callable 5/15/30 @ 100 ............................ 405,000 340,742
The Dow Chemical Co., 6.90%, 5/15/53, Callable 11/15/52 @ 100 .................... 131,000 151,301
Vulcan Materials Co.
3.50%, 6/1/30, Callable 3/1/30 @ 100 .................................... 250,000 229,240
4.50%, 6/15/47, Callable 12/15/46 @ 100 ................................. 267,000 231,963
1,636,363
Real Estate (1.2%):
Alexandria Real Estate Equities, Inc., 1.88%, 2/1/33, Callable 11/1/32 @ 100 ............ 750,000 570,202
American Tower Trust #1, 5.49%, 3/15/28, Callable 3/15/27 @ 100(a) ................. 260,000 262,171
Boston Properties LP, 2.45%, 10/1/33, Callable 7/1/33 @ 100 ....................... 300,000 225,856
CBRE Services, Inc.
2.50%, 4/1/31, Callable 1/1/31 @ 100 .................................... 292,000 241,828
5.95%, 8/15/34, Callable 5/15/34 @ 100 .................................. 108,000 110,808
CoStar Group, Inc., 2.80%, 7/15/30, Callable 4/15/30 @ 100(a) ...................... 228,000 194,815
Crown Castle, Inc., 2.90%, 4/1/41, Callable 10/1/40 @ 100 ......................... 264,000 186,916
EPR Properties, 3.60%, 11/15/31, Callable 8/15/31 @ 100 .......................... 247,000 206,451
GLP Capital LP/GLP Financing II, Inc., 3.25%, 1/15/32, Callable 10/15/31 @ 100 ........ 39,000 32,859
Jones Lang LaSalle, Inc., 6.88%, 12/1/28, Callable 11/1/28 @ 100 .................... 141,000 149,234
LXP Industrial Trust, 4.40%, 6/15/24, Callable 5/6/24 @ 100 ........................ 390,000 386,709
SBA Tower Trust
2.84%, 1/15/25, Callable 5/6/24 @ 100(a) ................................. 163,000 159,092
6.60%, 1/15/28, Callable 1/15/27 @ 100(a) ................................ 211,000 216,158
2.59%, 10/15/31(a) .................................................. 500,000 403,082
The NHP Foundation, 6.00%, 12/1/33, Callable 6/1/33 @ 100 ....................... 179,000 181,479
VICI Properties LP/VICI Note Co., Inc., 4.13%, 8/15/30, Callable 2/15/25 @ 102.06(a) .... 87,000 79,227
3,606,887
Utilities (0.2%):
Duquesne Light Holdings, Inc., 2.78%, 1/7/32, Callable 10/7/31 @ 100(a) .............. 100,000 81,502
Entergy Corp., 2.40%, 6/15/31, Callable 3/5/31 @ 100 ............................ 125,000 103,968
Essex Portfolio LP, 5.50%, 4/1/34, Callable 1/1/34 @ 100 .......................... 244,000 244,168
429,638
Total Corporate Bonds (Cost $52,528,484) 51,110,415
Yankee Dollars (4.0%)
Communication Services (0.1%):
Rogers Communications, Inc.
3.80%, 3/15/32, Callable 12/15/31 @ 100 ................................. 75,000 67,504
4.55%, 3/15/52, Callable 9/15/51 @ 100 .................................. 250,000 210,748
278,252
Consumer Discretionary (0.0%):(e)
Nissan Motor Co. Ltd., 4.81%, 9/17/30, Callable 6/17/30 @ 100(a) ................... 97,000 90,518

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Principal Amount Value
Consumer Staples (0.2%):
Bacardi Ltd./Bacardi-Martini BV, 5.40%, 6/15/33, Callable 3/15/33 @ 100(a) ............ $ 288,000 $ 285,330
Becle SAB de CV, 2.50%, 10/14/31, Callable 7/14/31 @ 100(a) ...................... 700,000 558,146
843,476
Financials (2.2%):
1375209 BC Ltd., 9.00%, 1/30/28, Callable 4/15/24 @ 101(a)(g) ..................... 1,309,000 1,283,049
Allianz SE, 6.35% (H15T5Y+323bps), 9/6/53, Callable 3/6/33 @ 100(a)(b) ............. 200,000 209,523
Avolon Holdings Funding Ltd., 2.75%, 2/21/28, Callable 12/21/27 @ 100(a) ............ 190,000 170,049
Banco Santander SA, 6.92%, 8/8/33 ......................................... 200,000 209,145
Bank of Montreal, 3.09% (H15T5Y+140bps), 1/10/37, Callable 1/10/32 @ 100(b) ........ 500,000 409,544
Barclays PLC, 3.56% (H15T5Y+290bps), 9/23/35, Callable 9/23/30 @ 100(b) ........... 550,000 471,941
BBVA Bancomer SA
8.45%, 6/29/38, Callable 6/29/33 @ 100(a) ................................ 116,000 122,306
8.13% (H15T5Y+421bps), 1/8/39, Callable 1/8/34 @ 100(a)(b) .................. 252,000 260,373
BP Capital Markets PLC, 4.38% (H15T5Y+404bps), Callable 6/22/25 @ 100(b)(h) ........ 52,000 51,017
Deutsche Bank AG, 3.74% (SOFR+226bps), 1/7/33, Callable 10/7/31 @ 100(b) .......... 369,000 304,213
HSBC Holdings PLC, 8.11% (SOFR+425bps), 11/3/33, Callable 11/3/32 @ 100(b) ........ 50,000 57,192
ING Groep NV, 6.11% (SOFR+209bps), 9/11/34, Callable 9/11/33 @ 100(b) ............ 182,000 188,885
Lloyds Banking Group PLC
3.75% (H15T1Y+180bps), 3/18/28, Callable 3/18/27 @ 100(b) .................. 250,000 239,400
7.95% (H15T1Y+375bps), 11/15/33, Callable 8/15/32 @ 100(b) ................. 152,000 171,332
Macquarie Airfinance Holdings Ltd., 6.50%, 3/26/31, Callable 1/26/31 @ 100(a) ......... 129,000 131,257
Macquarie Bank Ltd., 3.05% (H15T5Y+170bps), 3/3/36, Callable 3/3/31 @ 100(a)(b) ...... 50,000 41,421
Mizuho Financial Group, Inc.
2.56%, 9/13/31 .................................................... 500,000 409,231
5.58% (H15T1Y+130bps), 5/26/35, Callable 5/26/34 @ 100(b) .................. 227,000 229,363
Royal Bank of Canada, 5.15%, 2/1/34 ........................................ 280,000 280,216
Societe Generale SA
3.34% (H15T1Y+160bps), 1/21/33, Callable 1/21/32 @ 100(a)(b) ................ 500,000 419,366
4.03% (H15T1Y+190bps), 1/21/43, Callable 1/21/42 @ 100(a)(b) ................ 250,000 177,691
UBS Group AG, 3.09% (SOFR+173bps), 5/14/32, Callable 5/14/31 @ 100(a)(b) .......... 500,000 424,834
Westpac Banking Corp., 3.02% (H15T5Y+153bps), 11/18/36, Callable 11/18/31 @ 100(b) .. 500,000 411,014
6,672,362
Health Care (0.1%):
STERIS Irish FinCo Unlimited Co., 2.70%, 3/15/31, Callable 12/15/30 @ 100 ........... 400,000 341,785
Industrials (0.4%):
Aircastle Ltd.
5.25% (H15T5Y+441bps), Callable 6/15/26 @ 100(a)(b)(h) .................... 333,023 318,215
6.50%, 7/18/28, Callable 6/18/28 @ 100(a) ................................ 182,000 185,779
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 1/20/26,
Callable 4/15/24 @ 102.88(a) .......................................... 211,215 198,708
nVent Finance Sarl, 5.65%, 5/15/33, Callable 2/15/33 @ 100 ........................ 391,000 394,184
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 9.50%, 6/1/28, Callable 6/1/25
@ 104.75(a)(g) .................................................... 160,000 136,050
1,232,936
Information Technology (0.3%):
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.65%, 2/15/32, Callable 11/15/31 @ 100 .... 250,000 207,519
Open Text Corp., 6.90%, 12/1/27, Callable 11/1/27 @ 100(a) ........................ 144,000 148,975
SK Hynix, Inc., 6.50%, 1/17/33(a) ........................................... 522,000 556,721
913,215
Materials (0.0%):(e)
ArcelorMittal SA, 6.80%, 11/29/32, Callable 8/29/32 @ 100 ........................ 125,000 133,696
Yara International ASA, 7.38%, 11/14/32, Callable 8/14/32 @ 100(a) .................. 50,000 55,331
189,027
Real Estate (0.6%):
Ontario Teachers' Cadillac Fairview Properties Trust, 2.50%, 10/15/31, Callable 7/15/31 @
100(a) ........................................................... 2,342,000 1,892,827

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Principal Amount Value
Utilities (0.1%):
GENM Capital Labuan Ltd., 3.88%, 4/19/31, Callable 1/19/31 @ 100(a) ............... $ 200,000 $ 175,237
Total Yankee Dollars (Cost $13,443,258) 12,629,635
Municipal Bonds (0.3%)
Louisiana (0.0%):(e)
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue, Series A, 4.48%, 8/1/39 ....................................... 145,000 136,564
Montana (0.1%):
Montana Facility Finance Authority Revenue, 2.44%, 8/15/31 ....................... 250,000 209,394
New York (0.1%):
New York City Housing Development Corp. Revenue, 3.76%, 1/1/29 .................. 250,000 236,779
South Carolina (0.1%):
County of Charleston SC Revenue, 1.92%, 12/1/29 ............................... 250,000 214,794
Tennessee (0.0%):(e)
Metropolitan Government Nashville & Davidson County Sports Authority Revenue, Series D,
5.27%, 7/1/35 ..................................................... 75,000 76,871
Total Municipal Bonds (Cost $970,000) 874,402
U.S. Government Agency Mortgages (12.7%)
Federal Farm Credit Banks Funding Corporation
5.69%, 7/11/30 ..................................................... 313,000 312,468
2.55%, 12/21/34 .................................................... 309,000 244,305
556,773
Federal Home Loan Mortgage Corporation
5.50%, 8/1/38 - 6/1/53 ............................................... 999,482 998,253
4.50%, 11/1/42 - 10/1/52 .............................................. 901,758 862,860
5.00%, 12/1/42 - 6/1/53 .............................................. 2,459,933 2,409,505
4.00%, 1/1/43 ..................................................... 241,060 228,272
3.00%, 1/1/52 - 5/1/52 ............................................... 441,541 382,110
3.50%, 7/1/52 ..................................................... 316,727 283,747
6.00%, 8/1/53 - 2/1/54 ............................................... 1,052,107 1,061,757
6,226,504
Federal National Mortgage Association
5.00%, 12/1/37 - 2/1/54 .............................................. 1,545,938 1,520,575
4.00%, 4/1/38 - 10/1/52 .............................................. 3,006,688 2,802,931
3.50%, 12/1/42 - 8/1/52 .............................................. 1,960,100 1,771,586
2.50%, 10/1/50 - 7/1/52 .............................................. 963,159 797,106
3.00%, 12/1/51 .................................................... 253,867 218,475
4.50%, 6/1/52 - 9/1/52 ............................................... 1,776,139 1,694,073
5.50%, 6/1/52 - 8/1/53 ............................................... 1,572,242 1,566,825
6.00%, 7/1/52 - 10/1/53 .............................................. 957,264 967,957
11,339,528

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Principal Amount Value
Government National Mortgage Association
5.00%, 8/20/38 - 2/20/54 ............................................. $ 3,626,342 $ 3,563,751
3.50%, 2/20/52 - 11/20/52 ............................................. 1,476,191 1,342,035
4.00%, 6/20/52 - 5/20/53 ............................................. 2,056,127 1,924,401
4.50%, 8/20/52 - 11/20/53 ............................................. 4,192,319 4,014,555
3.00%, 9/20/52 - 11/20/52 ............................................. 1,972,587 1,739,918
5.50%, 4/20/53 - 2/20/54 ............................................. 4,648,628 4,651,217
2.50%, 6/20/53 - 9/20/53 ............................................. 931,510 794,213
6.00%, 7/20/53 - 10/20/53 ............................................. 2,185,924 2,207,707
5.50%, 1/20/54 .................................................... 298,778 298,361
6.50%, 1/20/54 .................................................... 1,243,037 1,263,016
21,799,174
Total U.S. Government Agency Mortgages (Cost $40,180,004) 39,921,979
U.S. Treasury Obligations (28.8%)
U.S. Treasury Bonds
4.50%, 2/15/36 .................................................... 12,005,600 12,495,202
5.00%, 5/15/37 .................................................... 8,652,000 9,407,698
4.38%, 11/15/39 .................................................... 5,277,000 5,323,174
1.13%, 5/15/40 .................................................... 711,000 445,042
1.38%, 11/15/40 .................................................... 2,500,000 1,610,156
1.75%, 8/15/41 .................................................... 14,650,000 9,902,484
3.38%, 8/15/42 .................................................... 2,275,000 1,968,230
3.88%, 5/15/43 .................................................... 796,000 735,927
4.38%, 8/15/43 .................................................... 1,500,000 1,484,766
4.75%, 11/15/43 .................................................... 1,062,000 1,103,484
1.25%, 5/15/50 .................................................... 1,000,000 511,875
2.00%, 8/15/51 .................................................... 4,250,000 2,634,336
3.63%, 2/15/53 .................................................... 763,000 671,321
3.63%, 5/15/53 .................................................... 921,000 810,912
4.13%, 8/15/53 .................................................... 6,583,000 6,340,252
4.75%, 11/15/53 .................................................... 2,591,000 2,771,155
U.S. Treasury Notes
1.88%, 2/15/32 .................................................... 7,597,000 6,418,278
2.75%, 8/15/32 .................................................... 5,020,000 4,504,666
4.13%, 11/15/32 .................................................... 4,842,000 4,810,981
3.50%, 2/15/33 .................................................... 5,543,000 5,254,591
3.38%, 5/15/33 .................................................... 5,269,000 4,938,041
3.88%, 8/15/33 .................................................... 5,838,000 5,686,577
4.50%, 11/15/33 .................................................... 1,411,000 1,443,850
Total U.S. Treasury Obligations (Cost $94,639,715) 91,272,998
Commercial Paper (3.5%)
Energy (2.3%):
Brookfield Corp. Treasury Ltd., 5.64%, 4/2/24(i) ................................ 1,000,000 999,212
Marathon Oil Corp., 5.85%, 4/3/24(i) ......................................... 3,000,000 2,997,286
Targa Resources Corp., 5.80%, 4/1/24(a)(i) .................................... 3,100,000 3,098,032
7,094,530
Industrials (0.3%):
Stanley Black & Decker, Inc., 5.91%, 4/2/24(i) .................................. 800,000 799,366
Information Technology (0.6%):
Jabil, Inc., 5.95%, 4/1/24(i) ................................................ 2,000,000 1,998,650
Materials (0.3%):
International Flavors & Fragrances, Inc., 6.08%, 4/2/24(a)(i) ........................ 1,000,000 999,246
Total Commercial Paper (Cost $10,898,571) 10,891,792

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Collateral for Securities Loaned (0.6%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.21%(j) ........ 502,690 $ 502,690
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.24%(j) ............ 502,690 502,690
Invesco Government & Agency Portfolio, Institutional Shares, 5.24%(j) ................ 502,690 502,690
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.22%(j) . 502,690 502,690
Total Collateral for Securities Loaned (Cost $2,010,760) 2,010,760
Total Investments (Cost $321,489,642) — 98.9% 312,097,142
Other assets in excess of liabilities — 1.1% 3,317,163
NET ASSETS - 100.00% $ 315,414,305
At March 31, 2024, the Fund's investments in foreign securities were 10.5% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2024, the fair value of these securities was
$112,771,341 and amounted to 35.8% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2024.
(c) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at March 31, 2024.
(d) Security is interest only.
(e) Amount represents less than 0.05% of net assets.
(f) The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(g) All or a portion of this security is on loan.
(h) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(i) Rate represents the effective yield at March 31, 2024.
(j) Rate disclosed is the daily yield on March 31, 2024.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of March 31, 2024.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of March 31, 2024.
H15T10Y
—
10 Year Treasury Constant Maturity Rate, rate disclosed as of March 31, 2024.
LIBOR
—
London Interbank Offered Rate
LIBOR01M
—
1 Month US Dollar LIBOR, rate disclosed as of March 31, 2024, based on the last reset date of the security.
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of March 31, 2024.
SOFR01M
—
1 Month SOFR, rate disclosed as of March 31, 2024.
SOFR03M
—
3 Month SOFR, rate disclosed as of March 31, 2024.
TSFR1M
—
1 month Term SOFR, rate disclosed as of March 31, 2024.
TSFR3M
—
3 month Term SOFR, rate disclosed as of March 31, 2024.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
10-Year U.S. Treasury Note Futures ...... 55 6/18/24 $ 6,052,425 $ 6,093,828 $ 41,403
30-Year U.S. Treasury Note Futures ...... 48 6/18/24 5,667,989 5,781,000 113,011
5-Year U.S. Treasury Note Futures ....... 12 6/28/24 1,280,558 1,284,188 3,630
$ 158,044
Total unrealized appreciation $ 158,044
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 158,044

Schedule of Portfolio Investments
March 31, 2024
Victory Portfolios II
VictoryShares Corporate Bond ETF

(Unaudited)
Security Description Principal Amount Value
Corporate Bonds (72.8%)
Communication Services (6.1%):
AT&T, Inc. , 3 .10% , 2/1/43 , Callable 8/1/42 @ 100 (a) ............................. $ 2,000,000 $ 1,483,210
Charter Communications Operating LLC/Charter Communications Operating Capital , 5 .38% ,
4/1/38 , Callable 10/1/37 @ 100 ......................................... 750,000 652,667
Comcast Corp. , 2 .89% , 11/1/51 , Callable 5/1/51 @ 100 (b) .......................... 1,000,000 609,954
Discovery Communications LLC , 3 .95% , 3/20/28 , Callable 12/20/27 @ 100 ............. 500,000 473,650
Paramount Global
3 .38% , 2/15/28 , Callable 11/15/27 @ 100 (a) ................................ 445,000 396,898
4 .20% , 6/1/29 , Callable 3/1/29 @ 100 .................................... 750,000 672,184
T-Mobile US, Inc.
2 .55% , 2/15/31 , Callable 11/15/30 @ 100 .................................. 1,500,000 1,277,319
2 .25% , 11/15/31 , Callable 8/15/31 @ 100 .................................. 500,000 410,454
Verizon Communications, Inc.
1 .75% , 1/20/31 , Callable 10/20/30 @ 100 ................................. 1,000,000 811,827
2 .88% , 11/20/50 , Callable 5/20/50 @ 100 .................................. 1,000,000 653,523
Warnermedia Holdings, Inc. , 5 .05% , 3/15/42 , Callable 9/15/41 @ 100 (b) ............... 389,000 333,715
7,775,401
Consumer Discretionary (4.4%):
Advance Auto Parts, Inc. , 3 .50% , 3/15/32 , Callable 12/15/31 @ 100 ................... 250,000 214,228
AutoNation, Inc. , 3 .85% , 3/1/32 , Callable 12/1/31 @ 100 .......................... 500,000 444,633
Brunswick Corp. , 4 .40% , 9/15/32 , Callable 6/15/32 @ 100 ......................... 250,000 227,768
Daimler Truck Finance North America LLC , 2 .38% , 12/14/28 (b) ..................... 350,000 311,524
Genuine Parts Co.
6 .50% , 11/1/28 , Callable 10/1/28 @ 100 .................................. 175,000 184,984
2 .75% , 2/1/32 , Callable 11/1/31 @ 100 ................................... 167,000 138,827
Hasbro, Inc. , 3 .55% , 11/19/26 , Callable 9/19/26 @ 100 ............................ 250,000 238,276
Kohl's Corp. , 4 .63% , 5/1/31 , Callable 2/1/31 @ 100 .............................. 250,000 210,471
Lithia Motors, Inc. , 3 .88% , 6/1/29 , Callable 6/1/24 @ 101.94 (b) ..................... 250,000 225,556
Lowe's Cos., Inc. , 2 .80% , 9/15/41 , Callable 3/15/41 @ 100 ......................... 1,000,000 710,981
Marriott International, Inc. , 3 .50% , 10/15/32 , Callable 7/15/32 @ 100 (a) ............... 250,000 218,936
Mattel, Inc. , 3 .75% , 4/1/29 , Callable 4/15/24 @ 101.88 (b) .......................... 250,000 230,204
Nissan Motor Acceptance Co. LLC , 6 .95% , 9/15/26 (b) ............................ 250,000 256,538
Tapestry, Inc.
7 .35% , 11/27/28 , Callable 10/27/28 @ 100 ................................. 125,000 131,733
7 .85% , 11/27/33 , Callable 8/27/33 @ 100 .................................. 125,000 135,706
The Home Depot, Inc. , 2 .38% , 3/15/51 , Callable 9/15/50 @ 100 ..................... 600,000 356,208
Tractor Supply Co.
1 .75% , 11/1/30 , Callable 8/1/30 @ 100 ................................... 500,000 405,139
5 .25% , 5/15/33 , Callable 2/15/33 @ 100 .................................. 250,000 251,463
Volkswagen Group of America Finance LLC , 4 .60% , 6/8/29 , Callable 4/8/29 @ 100 (b) ..... 500,000 488,331
5,381,506
Consumer Staples (5.3%):
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC , 4 .88% , 2/15/30 ,
Callable 2/15/25 @ 103.66 (b) .......................................... 250,000 237,661
Anheuser-Busch InBev Worldwide, Inc. , 3 .50% , 6/1/30 , Callable 3/1/30 @ 100 .......... 500,000 465,527
BAT Capital Corp.
2 .73% , 3/25/31 , Callable 12/25/30 @ 100 ................................. 300,000 252,503
6 .42% , 8/2/33 , Callable 5/2/33 @ 100 .................................... 200,000 209,588
Bimbo Bakeries USA, Inc. , 5 .38% , 1/9/36 , Callable 10/9/35 @ 100 (b) ................. 400,000 398,030
Bunge Ltd. Finance Corp. , 2 .75% , 5/14/31 , Callable 2/14/31 @ 100 ................... 500,000 430,330
Campbell Soup Co. , 5 .40% , 3/21/34 , Callable 12/21/33 @ 100 ...................... 300,000 302,121
Church & Dwight Co., Inc. , 2 .30% , 12/15/31 , Callable 9/15/31 @ 100 ................. 250,000 207,766
Dollar General Corp. , 5 .20% , 7/5/28 , Callable 6/5/28 @ 100 ........................ 250,000 251,467
General Mills, Inc. , 2 .25% , 10/14/31 , Callable 7/14/31 @ 100 ....................... 450,000 371,993
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. , 5 .75% , 4/1/33 , Callable 1/1/33
@ 100 (b) ......................................................... 250,000 246,323
Keurig Dr Pepper, Inc.
3 .95% , 4/15/29 , Callable 2/15/29 @ 100 .................................. 250,000 238,739
4 .50% , 4/15/52 , Callable 10/15/51 @ 100 ................................. 325,000 278,843
McCormick & Co., Inc. , 1 .85% , 2/15/31 , Callable 11/15/30 @ 100 ................... 500,000 405,449
Philip Morris International, Inc. , 5 .63% , 9/7/33 , Callable 6/7/33 @ 100 ................ 500,000 511,625

Victory Portfolios II
VictoryShares Corporate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Principal Amount Value
Sodexo, Inc. , 2 .72% , 4/16/31 , Callable 1/16/31 @ 100 (b) .......................... $ 750,000 $ 634,906
Sysco Corp. , 2 .45% , 12/14/31 , Callable 9/14/31 @ 100 ............................ 500,000 417,962
The J.M. Smucker Co.
6 .50% , 11/15/43 , Callable 5/15/43 @ 100 .................................. 225,000 244,038
6 .50% , 11/15/53 , Callable 5/15/53 @ 100 .................................. 225,000 249,679
Walgreens Boots Alliance, Inc. , 4 .10% , 4/15/50 , Callable 10/15/49 @ 100 .............. 250,000 183,753
6,538,303
Energy (2.7%):
Apache Corp. , 4 .25% , 1/15/44 , Callable 7/15/43 @ 100 ............................ 250,000 177,840
Columbia Pipelines Operating Co. LLC , 6 .54% , 11/15/53 , Callable 5/15/53 @ 100 (b) ...... 200,000 216,308
ConocoPhillips Co. , 5 .55% , 3/15/54 , Callable 9/15/53 @ 100 ....................... 250,000 258,078
DCP Midstream Operating LP , 5 .60% , 4/1/44 , Callable 10/1/43 @ 100 ................. 250,000 243,984
Energy Transfer LP , 6 .50% ( H15T5Y + 569 bps ) , Callable 11/15/26 @ 100 (c) (d) ........... 250,000 245,387
MPLX LP , 4 .70% , 4/15/48 , Callable 10/15/47 @ 100 ............................. 500,000 426,818
Occidental Petroleum Corp. , 4 .40% , 8/15/49 , Callable 2/15/49 @ 100 ................. 400,000 301,916
Patterson-UTI Energy, Inc. , 7 .15% , 10/1/33 , Callable 7/1/33 @ 100 ................... 250,000 268,983
Phillips 66 Co. , 4 .90% , 10/1/46 , Callable 4/1/46 @ 100 (b) .......................... 250,000 228,862
Plains All American Pipeline LP/PAA Finance Corp. , 3 .80% , 9/15/30 , Callable 6/15/30 @ 100 500,000 458,449
Targa Resources Partners LP/Targa Resources Partners Finance Corp. , 5 .50% , 3/1/30 , Callable
3/1/25 @ 102.75 ................................................... 250,000 248,759
Western Midstream Operating LP , 5 .25% , 2/1/50 , Callable 8/1/49 @ 100 ............... 350,000 312,893
3,388,277
Financials (22.2%):
Ally Financial, Inc. , 7 .10% , 11/15/27 , Callable 10/15/27 @ 100 ...................... 278,000 290,510
American Express Co. , 4 .99% ( SOFR + 226 bps ) , 5/26/33 , Callable 2/26/32 @ 100 (c) ....... 500,000 488,220
AmFam Holdings, Inc. , 2 .81% , 3/11/31 , Callable 12/11/30 @ 100 (b) .................. 500,000 382,110
Assurant, Inc. , 2 .65% , 1/15/32 , Callable 10/15/31 @ 100 ........................... 250,000 205,595
Aviation Capital Group LLC , 6 .75% , 10/25/28 , Callable 9/25/28 @ 100 (b) .............. 250,000 260,833
Bank of America Corp.
4 .38% ( H15T5Y + 276 bps ) , Callable 1/27/27 @ 100 (c) (d) ...................... 500,000 470,614
3 .42% ( TSFR3M + 130 bps ) , 12/20/28 , Callable 12/20/27 @ 100 (c) ................ 1,250,000 1,173,445
2 .69% ( SOFR + 132 bps ) , 4/22/32 , Callable 4/22/31 @ 100 (c) .................... 1,750,000 1,479,307
Blue Owl Credit Income Corp. , 4 .70% , 2/8/27 , Callable 1/8/27 @ 100 (b) ............... 375,000 355,751
Blue Owl Finance LLC , 3 .13% , 6/10/31 , Callable 3/10/31 @ 100 (b) .................. 250,000 209,428
BMW U.S. Capital LLC , 3 .70% , 4/1/32 , Callable 1/1/32 @ 100 (b) .................... 250,000 228,974
Capital One Financial Corp. , 5 .82% ( SOFR + 260 bps ) , 2/1/34 , Callable 2/1/33 @ 100 (c) ..... 500,000 499,357
Citizens Bank NA
4 .12% ( SOFR + 140 bps ) , 5/23/25 , Callable 5/23/24 @ 100 (c) .................... 227,000 226,101
6 .06% ( SOFR + 145 bps ) , 10/24/25 , Callable 10/24/24 @ 100 (c) .................. 250,000 249,061
Citizens Financial Group, Inc. , 5 .65% ( H15T5Y + 531 bps ) , Callable 10/6/25 @ 100 (a) (c) (d) .. 206,000 201,271
Corebridge Global Funding , 5 .75% , 7/2/26 (b) ................................... 250,000 250,418
Cullen/Frost Bankers, Inc. , 4 .50% , 3/17/27 , Callable 2/17/27 @ 100 ................... 500,000 481,780
F&G Global Funding , 2 .00% , 9/20/28 (b) ...................................... 250,000 212,642
Fells Point Funding Trust , 3 .05% , 1/31/27 , Callable 12/31/26 @ 100 (b) ................ 750,000 703,454
Fifth Third Bancorp , 4 .50% ( H15T5Y + 422 bps ) , Callable 9/30/25 @ 100 (c) (d) ........... 250,000 240,559
First American Financial Corp. , 2 .40% , 8/15/31 , Callable 5/15/31 @ 100 ............... 750,000 594,522
Fiserv, Inc. , 5 .60% , 3/2/33 , Callable 12/2/32 @ 100 .............................. 250,000 254,936
Ford Motor Credit Co. LLC
6 .80% , 5/12/28 , Callable 4/12/28 @ 100 .................................. 250,000 259,570
5 .11% , 5/3/29 , Callable 2/3/29 @ 100 .................................... 300,000 291,457
Glencore Funding LLC , 1 .63% , 4/27/26 , Callable 3/27/26 @ 100 (b) ................... 300,000 278,116
Global Atlantic Fin Co. , 3 .13% , 6/15/31 , Callable 3/15/31 @ 100 (b) ................... 250,000 206,769
Global Payments, Inc. , 5 .40% , 8/15/32 , Callable 5/15/32 @ 100 (a) .................... 250,000 247,816
Huntington Bancshares, Inc.
4 .44% ( SOFR + 197 bps ) , 8/4/28 , Callable 8/4/27 @ 100 (c) ...................... 250,000 241,216
2 .49% ( H15T5Y + 117 bps ) , 8/15/36 , Callable 8/15/31 @ 100 (c) .................. 500,000 382,056
Hyundai Capital America , 5 .30% , 1/8/29 , Callable 12/8/28 @ 100 (b) .................. 300,000 300,144
JPMorgan Chase & Co.
4 .60% ( TSFR3M + 313 bps ) , Callable 2/1/25 @ 100 (c) (d) ....................... 500,000 492,777
2 .95% ( SOFR + 117 bps ) , 2/24/28 , Callable 2/24/27 @ 100 (c) .................... 250,000 234,899
2 .96% ( TSFR3M + 252 bps ) , 5/13/31 , Callable 5/13/30 @ 100 (c) .................. 250,000 218,789
1 .95% ( SOFR + 107 bps ) , 2/4/32 , Callable 2/4/31 @ 100 (c) ...................... 1,250,000 1,017,811

Victory Portfolios II
VictoryShares Corporate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Principal Amount Value
3 .16% ( SOFR + 146 bps ) , 4/22/42 , Callable 4/22/41 @ 100 (c) .................... $ 500,000 $ 379,300
3 .33% ( SOFR + 158 bps ) , 4/22/52 , Callable 4/22/51 @ 100 (c) .................... 1,000,000 724,420
KeyBank NA , 3 .90% , 4/13/29 .............................................. 500,000 448,627
M&T Bank Corp. , 5 .05% ( SOFR + 185 bps ) , 1/27/34 , Callable 1/27/33 @ 100 (c) .......... 250,000 232,440
MetLife, Inc. , 4 .13% , 8/13/42 .............................................. 500,000 424,848
Morgan Stanley
1 .59% ( SOFR + 88 bps ) , 5/4/27 , Callable 5/4/26 @ 100 (c) ....................... 2,250,000 2,081,000
1 .93% ( SOFR + 102 bps ) , 4/28/32 , Callable 4/28/31 @ 100 , MTN (c) ............... 250,000 200,636
2 .48% ( SOFR + 136 bps ) , 9/16/36 , Callable 9/16/31 @ 100 (c) .................... 250,000 197,611
2 .80% ( SOFR + 143 bps ) , 1/25/52 , Callable 1/25/51 @ 100 (c) .................... 1,000,000 657,460
New York Life Global Funding , 1 .85% , 8/1/31 (b) ................................ 500,000 401,813
Northern Trust Corp. , 6 .13% , 11/2/32 , Callable 8/2/32 @ 100 ....................... 500,000 528,098
Penske Truck Leasing Co. LP/PTL Finance Corp.
5 .35% , 3/30/29 , Callable 2/28/29 @ 100 (b) ................................ 100,000 100,045
6 .20% , 6/15/30 , Callable 4/15/30 @ 100 (b) ................................ 500,000 520,375
Primerica, Inc. , 2 .80% , 11/19/31 , Callable 8/19/31 @ 100 .......................... 250,000 208,633
Protective Life Global Funding , 5 .47% , 12/8/28 (b) ............................... 300,000 305,442
Prudential Financial, Inc. , 3 .94% , 12/7/49 , Callable 6/7/49 @ 100 .................... 500,000 395,790
Regions Bank , 6 .45% , 6/26/37 ............................................. 500,000 514,855
RGA Global Funding , 5 .50% , 1/11/31 (b) ...................................... 350,000 351,159
Santander Holdings USA, Inc. , 6 .57% ( SOFR + 270 bps ) , 6/12/29 , Callable 6/12/28 @ 100 (c) . 250,000 257,573
State Street Corp. , 5 .16% ( SOFR + 189 bps ) , 5/18/34 , Callable 5/18/33 @ 100 (c) .......... 250,000 248,561
Stewart Information Services Corp. , 3 .60% , 11/15/31 , Callable 8/15/31 @ 100 ........... 250,000 205,018
The Allstate Corp. , 8 .51% ( TSFR3M + 320 bps ) , 8/15/53 , Callable 5/6/24 @ 100 (c) ......... 500,000 500,463
The Bank of New York Mellon Corp. , 4 .70% ( H15T5Y + 436 bps ) , Callable 9/20/25 @
100 (c) (d) ......................................................... 250,000 245,018
The Charles Schwab Corp.
5 .38% ( H15T5Y + 497 bps ) , Callable 6/1/25 @ 100 (c) (d) ....................... 250,000 248,168
5 .85% ( SOFR + 250 bps ) , 5/19/34 , Callable 5/19/33 @ 100 (c) .................... 150,000 153,498
The Huntington National Bank , 5 .65% , 1/10/30 , Callable 11/10/29 @ 100 .............. 250,000 251,531
The PNC Financial Services Group, Inc. , 2 .55% , 1/22/30 , Callable 10/24/29 @ 100 ....... 1,000,000 872,603
Truist Financial Corp.
5 .10% ( H15T10Y + 435 bps ) , Callable 3/1/30 @ 100 (a) (c) (d) .................... 500,000 465,436
1 .89% ( SOFR + 86 bps ) , 6/7/29 , Callable 6/7/28 @ 100 , MTN (c) .................. 1,000,000 869,080
U.S. Bancorp , 5 .78% ( SOFR + 202 bps ) , 6/12/29 , Callable 6/12/28 @ 100 (c) ............. 250,000 254,708
W.R. Berkley Corp. , 3 .55% , 3/30/52 , Callable 9/30/51 @ 100 ....................... 250,000 174,089
Webster Financial Corp. , 4 .10% , 3/25/29 , Callable 12/25/28 @ 100 ................... 500,000 458,279
Wells Fargo & Co.
5 .90% , Callable 6/15/24 @ 100 (d) ....................................... 436,000 435,337
2 .88% ( TSFR3M + 143 bps ) , 10/30/30 , Callable 10/30/29 @ 100 , MTN (c) ........... 250,000 221,016
28,163,238
Health Care (5.8%):
AbbVie, Inc. , 4 .25% , 11/21/49 , Callable 5/21/49 @ 100 ........................... 500,000 433,600
Amgen, Inc.
1 .65% , 8/15/28 , Callable 6/15/28 @ 100 .................................. 500,000 437,477
4 .20% , 2/22/52 , Callable 8/22/51 @ 100 .................................. 250,000 205,590
Baxter International, Inc. , 2 .54% , 2/1/32 , Callable 11/1/31 @ 100 (b) .................. 250,000 207,184
Bio-Rad Laboratories, Inc. , 3 .30% , 3/15/27 , Callable 2/15/27 @ 100 .................. 250,000 236,985
Bristol-Myers Squibb Co.
5 .90% , 11/15/33 , Callable 8/15/33 @ 100 .................................. 300,000 320,650
5 .50% , 2/22/44 , Callable 8/22/43 @ 100 .................................. 300,000 306,952
2 .55% , 11/13/50 , Callable 5/13/50 @ 100 .................................. 500,000 308,935
CVS Health Corp. , 1 .75% , 8/21/30 , Callable 5/21/30 @ 100 ........................ 1,500,000 1,231,757
DENTSPLY SIRONA, Inc. , 3 .25% , 6/1/30 , Callable 3/1/30 @ 100 .................... 1,000,000 886,825
Fresenius Medical Care U.S. Finance III, Inc. , 2 .38% , 2/16/31 , Callable 11/16/30 @ 100 (b) .. 500,000 392,889
HCA, Inc.
4 .38% , 3/15/42 , Callable 9/15/41 @ 100 .................................. 94,000 78,946
5 .25% , 6/15/49 , Callable 12/15/48 @ 100 ................................. 500,000 456,776
Humana, Inc. , 5 .38% , 4/15/31 , Callable 2/15/31 @ 100 ............................ 170,000 170,160
Illumina, Inc. , 2 .55% , 3/23/31 , Callable 12/23/30 @ 100 ........................... 250,000 206,732
Revvity, Inc. , 2 .55% , 3/15/31 , Callable 12/15/30 @ 100 ........................... 500,000 421,347
Solventum Corp.
5 .40% , 3/1/29 , Callable 2/1/29 @ 100 (b) .................................. 75,000 75,177

Victory Portfolios II
VictoryShares Corporate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Principal Amount Value
5 .45% , 3/13/31 , Callable 1/13/31 @ 100 (b) ................................ $ 75,000 $ 74,818
5 .60% , 3/23/34 , Callable 12/23/33 @ 100 (b) ............................... 75,000 75,236
5 .90% , 4/30/54 , Callable 10/30/53 @ 100 (b) ............................... 75,000 74,873
The Cigna Group , 3 .40% , 3/1/27 , Callable 12/1/26 @ 100 .......................... 500,000 479,105
Universal Health Services, Inc. , 2 .65% , 1/15/32 , Callable 10/15/31 @ 100 (b) ............ 191,000 156,392
7,238,406
Industrials (6.6%):
Acuity Brands Lighting, Inc. , 2 .15% , 12/15/30 , Callable 9/15/30 @ 100 ................ 750,000 621,580
AGCO Corp. , 5 .80% , 3/21/34 , Callable 12/21/33 @ 100 ........................... 215,000 217,696
Air Lease Corp. , 2 .88% , 1/15/32 , Callable 10/15/31 @ 100 ......................... 250,000 210,645
Aon North America, Inc. , 5 .45% , 3/1/34 , Callable 12/1/33 @ 100 .................... 300,000 303,277
Ashtead Capital, Inc. , 5 .50% , 8/11/32 , Callable 5/11/32 @ 100 (b) .................... 500,000 489,585
Burlington Northern Santa Fe LLC , 3 .90% , 8/1/46 , Callable 2/1/46 @ 100 .............. 500,000 408,368
Carlisle Cos., Inc. , 2 .75% , 3/1/30 , Callable 12/1/29 @ 100 ......................... 700,000 615,945
Carrier Global Corp. , 3 .38% , 4/5/40 , Callable 10/5/39 @ 100 ....................... 400,000 313,232
Concentrix Corp. , 6 .85% , 8/2/33 , Callable 5/2/33 @ 100 ........................... 300,000 297,875
Delta Air Lines, Inc./SkyMiles IP Ltd. , 4 .75% , 10/20/28 (b) ......................... 250,000 244,517
FedEx Corp. , 4 .05% , 2/15/48 , Callable 8/15/47 @ 100 ............................ 250,000 199,160
Fortune Brands Innovations, Inc. , 4 .00% , 3/25/32 , Callable 12/25/31 @ 100 ............. 250,000 228,516
GXO Logistics, Inc. , 2 .65% , 7/15/31 , Callable 4/15/31 @ 100 ....................... 750,000 612,610
HEICO Corp. , 5 .25% , 8/1/28 , Callable 7/1/28 @ 100 ............................. 250,000 251,559
Hubbell, Inc. , 2 .30% , 3/15/31 , Callable 12/15/30 @ 100 ........................... 500,000 417,189
Leidos, Inc. , 5 .75% , 3/15/33 , Callable 12/15/32 @ 100 ............................ 250,000 256,762
Otis Worldwide Corp. , 3 .11% , 2/15/40 , Callable 8/15/39 @ 100 ...................... 500,000 384,535
Quanta Services, Inc. , 2 .90% , 10/1/30 , Callable 7/1/30 @ 100 ....................... 500,000 437,268
Regal Rexnord Corp. , 6 .40% , 4/15/33 , Callable 1/15/33 @ 100 (b) .................... 81,000 84,125
RTX Corp. , 4 .20% , 12/15/44 , Callable 6/15/44 @ 100 ............................. 250,000 201,502
Ryder System, Inc. , 2 .85% , 3/1/27 , Callable 2/1/27 @ 100 , MTN ..................... 500,000 469,042
The Boeing Co.
3 .63% , 2/1/31 , Callable 11/1/30 @ 100 ................................... 500,000 440,261
5 .81% , 5/1/50 , Callable 11/1/49 @ 100 ................................... 300,000 283,917
The Timken Co. , 4 .13% , 4/1/32 , Callable 1/1/32 @ 100 ............................ 500,000 457,580
8,446,746
Information Technology (5.0%):
Autodesk, Inc. , 2 .40% , 12/15/31 , Callable 9/15/31 @ 100 .......................... 750,000 627,418
Broadcom, Inc. , 2 .60% , 2/15/33 , Callable 11/15/32 @ 100 (b) ....................... 1,000,000 811,640
Dell International LLC/EMC Corp.
5 .75% , 2/1/33 , Callable 11/1/32 @ 100 (a) ................................. 40,000 41,377
3 .38% , 12/15/41 , Callable 6/15/41 @ 100 (b) ............................... 500,000 372,311
Jabil, Inc. , 3 .00% , 1/15/31 , Callable 10/15/30 @ 100 .............................. 500,000 428,413
Marvell Technology, Inc. , 2 .45% , 4/15/28 , Callable 2/15/28 @ 100 ................... 150,000 135,246
Micron Technology, Inc. , 5 .88% , 2/9/33 , Callable 11/9/32 @ 100 ..................... 250,000 258,445
Microsoft Corp. , 2 .53% , 6/1/50 , Callable 12/1/49 @ 100 ........................... 250,000 164,375
Oracle Corp.
1 .65% , 3/25/26 , Callable 2/25/26 @ 100 .................................. 1,000,000 933,620
3 .60% , 4/1/50 , Callable 10/1/49 @ 100 ................................... 650,000 469,658
Qorvo, Inc. , 3 .38% , 4/1/31 , Callable 4/1/26 @ 101.69 (b) ........................... 1,000,000 856,207
TSMC Arizona Corp. , 2 .50% , 10/25/31 , Callable 7/25/31 @ 100 ..................... 800,000 684,218
Western Digital Corp. , 2 .85% , 2/1/29 , Callable 12/1/28 @ 100 ....................... 250,000 217,803
Workday, Inc. , 3 .70% , 4/1/29 , Callable 2/1/29 @ 100 ............................. 500,000 471,525
6,472,256
Materials (4.0%):
Albemarle Corp. , 4 .65% , 6/1/27 , Callable 5/1/27 @ 100 ........................... 250,000 245,381
Amcor Finance USA, Inc. , 5 .63% , 5/26/33 , Callable 2/26/33 @ 100 ................... 227,000 233,182
AptarGroup, Inc. , 3 .60% , 3/15/32 , Callable 12/15/31 @ 100 ........................ 588,000 518,429
Avery Dennison Corp. , 2 .25% , 2/15/32 , Callable 11/15/31 @ 100 .................... 500,000 408,760
Bayport Polymers LLC , 4 .74% , 4/14/27 , Callable 3/14/27 @ 100 (b) ................... 500,000 479,671
Eagle Materials, Inc. , 2 .50% , 7/1/31 , Callable 4/1/31 @ 100 ........................ 250,000 210,134
Ecolab, Inc. , 2 .70% , 12/15/51 , Callable 6/15/51 @ 100 ............................ 250,000 161,659
LYB International Finance III LLC , 4 .20% , 5/1/50 , Callable 11/1/49 @ 100 ............. 500,000 389,999
Packaging Corp. of America , 3 .05% , 10/1/51 , Callable 4/1/51 @ 100 .................. 750,000 510,641

Victory Portfolios II
VictoryShares Corporate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Principal Amount Value
Reliance, Inc. , 2 .15% , 8/15/30 , Callable 5/15/30 @ 100 ............................ $ 500,000 $ 420,669
Sealed Air Corp. , 7 .25% , 2/15/31 , Callable 11/15/26 @ 103.63 (b) .................... 350,000 364,196
The Dow Chemical Co. , 6 .30% , 3/15/33 , Callable 12/15/32 @ 100 (a) .................. 500,000 538,574
WRKCo, Inc. , 3 .00% , 6/15/33 , Callable 3/15/33 @ 100 ............................ 750,000 634,503
5,115,798
Real Estate (4.4%):
Alexandria Real Estate Equities, Inc. , 2 .00% , 5/18/32 , Callable 2/18/32 @ 100 ........... 1,000,000 784,309
Boston Properties LP , 2 .55% , 4/1/32 , Callable 1/1/32 @ 100 ........................ 500,000 395,855
CBRE Services, Inc.
2 .50% , 4/1/31 , Callable 1/1/31 @ 100 .................................... 250,000 207,044
5 .95% , 8/15/34 , Callable 5/15/34 @ 100 .................................. 250,000 256,500
Crown Castle, Inc.
2 .25% , 1/15/31 , Callable 10/15/30 @ 100 ................................. 250,000 205,668
2 .90% , 4/1/41 , Callable 10/1/40 @ 100 ................................... 250,000 177,004
DOC DR. LLC , 2 .63% , 11/1/31 , Callable 8/1/31 @ 100 ........................... 250,000 205,849
ERP Operating LP , 2 .85% , 11/1/26 , Callable 8/1/26 @ 100 ......................... 500,000 473,565
Essex Portfolio LP , 2 .65% , 3/15/32 , Callable 12/15/31 @ 100 ....................... 500,000 413,481
GLP Capital LP/GLP Financing II, Inc.
5 .38% , 4/15/26 , Callable 1/15/26 @ 100 .................................. 200,000 198,353
3 .25% , 1/15/32 , Callable 10/15/31 @ 100 ................................. 117,000 98,578
Highwoods Realty LP , 2 .60% , 2/1/31 , Callable 11/1/30 @ 100 ....................... 400,000 315,806
Host Hotels & Resorts LP , 3 .50% , 9/15/30 , Callable 6/15/30 @ 100 ................... 500,000 444,942
Kilroy Realty LP , 2 .65% , 11/15/33 , Callable 8/15/33 @ 100 ........................ 400,000 296,514
Retail Opportunity Investments Partnership LP , 6 .75% , 10/15/28 , Callable 9/15/28 @ 100 ... 250,000 259,006
SBA Tower Trust , 6 .60% , 1/15/28 , Callable 1/15/27 @ 100 (b) ....................... 210,000 215,134
Simon Property Group LP , 2 .25% , 1/15/32 , Callable 10/15/31 @ 100 .................. 250,000 204,442
VICI Properties LP , 4 .75% , 2/15/28 , Callable 1/15/28 @ 100 ........................ 250,000 244,108
5,396,158
Utilities (6.3%):
Alabama Power Co. , 3 .13% , 7/15/51 , Callable 1/15/51 @ 100 ....................... 500,000 346,015
Ameren Corp. , 3 .50% , 1/15/31 , Callable 10/15/30 @ 100 .......................... 250,000 226,017
DTE Electric Co. , 3 .65% , 3/1/52 , Callable 9/1/51 @ 100 ........................... 500,000 377,899
Duke Energy Carolinas LLC , 2 .85% , 3/15/32 , Callable 12/15/31 @ 100 ................ 250,000 214,790
Duke Energy Florida LLC , 2 .40% , 12/15/31 , Callable 9/15/31 @ 100 .................. 1,000,000 839,314
Duquesne Light Holdings, Inc.
2 .53% , 10/1/30 , Callable 7/1/30 @ 100 (b) ................................. 150,000 124,311
2 .78% , 1/7/32 , Callable 10/7/31 @ 100 (b) ................................. 250,000 203,754
Entergy Corp. , 2 .40% , 6/15/31 , Callable 3/5/31 @ 100 ............................ 500,000 415,875
Entergy Louisiana LLC , 5 .70% , 3/15/54 , Callable 9/15/53 @ 100 .................... 250,000 254,395
Florida Power & Light Co.
3 .15% , 10/1/49 , Callable 4/1/49 @ 100 ................................... 250,000 176,178
2 .88% , 12/4/51 , Callable 6/4/51 @ 100 ................................... 500,000 328,663
Georgia Power Co. , 5 .25% , 3/15/34 , Callable 9/15/33 @ 100 ........................ 500,000 505,065
ITC Holdings Corp. , 3 .35% , 11/15/27 , Callable 8/15/27 @ 100 ...................... 500,000 472,529
MidAmerican Energy Co. , 2 .70% , 8/1/52 , Callable 2/1/52 @ 100 ..................... 500,000 311,604
NextEra Energy Capital Holdings, Inc. , 2 .44% , 1/15/32 , Callable 10/15/31 @ 100 ......... 500,000 413,509
Oglethorpe Power Corp.
4 .20% , 12/1/42 .................................................... 100,000 79,164
4 .50% , 4/1/47 , Callable 10/1/46 @ 100 ................................... 312,000 259,113
Oncor Electric Delivery Co. LLC , 3 .75% , 4/1/45 , Callable 10/1/44 @ 100 .............. 500,000 399,450
PECO Energy Co. , 3 .00% , 9/15/49 , Callable 3/15/49 @ 100 ........................ 500,000 338,953
Piedmont Natural Gas Co., Inc. , 5 .40% , 6/15/33 , Callable 3/15/33 @ 100 ............... 250,000 252,018
Potomac Electric Power Co. , 5 .50% , 3/15/54 , Callable 9/15/53 @ 100 ................. 300,000 304,502
Southwestern Electric Power Co. , 3 .25% , 11/1/51 , Callable 5/1/51 @ 100 ............... 250,000 165,451
Union Electric Co. , 2 .15% , 3/15/32 , Callable 12/15/31 @ 100 ....................... 500,000 405,576
Wisconsin Public Service Corp. , 2 .85% , 12/1/51 , Callable 6/1/51 @ 100 ............... 250,000 159,733
Xcel Energy, Inc. , 2 .35% , 11/15/31 , Callable 5/15/31 @ 100 ........................ 500,000 402,353
7,976,231
Total Corporate Bonds (Cost $103,367,073) 91,892,320

Victory Portfolios II
VictoryShares Corporate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Principal Amount Value
Yankee Dollars (16.8%)
Communication Services (0.3%):
Rogers Communications, Inc. , 4 .50% , 3/15/42 , Callable 9/15/41 @ 100 (b) .............. $ 500,000 $ 434,354
Consumer Staples (0.8%):
Alimentation Couche-Tard, Inc. , 2 .95% , 1/25/30 , Callable 10/25/29 @ 100 (b) ............ 500,000 450,750
Bacardi Ltd./Bacardi-Martini BV , 5 .40% , 6/15/33 , Callable 3/15/33 @ 100 (b) ............ 300,000 297,219
Becle SAB de CV , 2 .50% , 10/14/31 , Callable 7/14/31 @ 100 (b) ...................... 250,000 199,337
947,306
Energy (0.9%):
Shell International Finance BV
2 .75% , 4/6/30 , Callable 1/6/30 @ 100 .................................... 500,000 449,866
2 .88% , 11/26/41 , Callable 5/26/41 @ 100 .................................. 500,000 370,852
Var Energi ASA , 8 .00% , 11/15/32 , Callable 8/15/32 @ 100 (b) ....................... 250,000 280,944
1,101,662
Financials (10.4%):
Allianz SE , 6 .35% ( H15T5Y + 323 bps ) , 9/6/53 , Callable 3/6/33 @ 100 (b) (c) ............. 200,000 209,523
Banco Santander SA , 6 .92% , 8/8/33 ......................................... 200,000 209,145
Bank of New Zealand , 2 .87% , 1/27/32 (b) ...................................... 250,000 210,441
Barclays PLC
5 .83% ( SOFR + 221 bps ) , 5/9/27 , Callable 5/9/26 @ 100 (c) ...................... 250,000 250,620
4 .95% , 1/10/47 .................................................... 1,000,000 912,966
BNP Paribas SA , 4 .63% , 3/13/27 (b) .......................................... 500,000 487,495
BP Capital Markets PLC
4 .38% ( H15T5Y + 404 bps ) , Callable 6/22/25 @ 100 (c) (d) ...................... 104,000 102,033
4 .88% ( H15T5Y + 440 bps ) , Callable 3/22/30 @ 100 (c) (d) ...................... 250,000 238,875
BPCE SA , 6 .51% ( H15T1Y + 279 bps ) , 1/18/35 , Callable 1/18/34 @ 100 (b) (c) ............ 300,000 304,017
Brookfield Finance, Inc. , 2 .72% , 4/15/31 , Callable 1/15/31 @ 100 .................... 500,000 425,401
Canadian Imperial Bank of Commerce
7 .26% , 4/10/32 (b) .................................................. 203,645 230,038
6 .09% , 10/3/33 , Callable 7/3/33 @ 100 ................................... 250,000 263,215
Commonwealth Bank of Australia , 2 .69% , 3/11/31 (b) ............................. 500,000 415,722
Credit Agricole SA
3 .25% , 10/4/24 (b) .................................................. 500,000 493,703
6 .25% ( SOFR + 267 bps ) , 1/10/35 , Callable 1/10/34 @ 100 (b) (c) .................. 250,000 254,538
Deutsche Bank AG , 4 .88% ( USISOA05 + 255 bps ) , 12/1/32 , Callable 12/1/27 @ 100 (c) ..... 500,000 469,138
HSBC Holdings PLC , 2 .21% ( SOFR + 129 bps ) , 8/17/29 , Callable 8/17/28 @ 100 (c) ........ 1,000,000 876,530
JAB Holdings BV , 4 .50% , 4/8/52 , Callable 10/8/51 @ 100 (b) ....................... 250,000 187,702
Lloyds Banking Group PLC
1 .63% ( H15T1Y + 85 bps ) , 5/11/27 , Callable 5/11/26 @ 100 (c) ................... 1,000,000 920,781
7 .95% ( H15T1Y + 375 bps ) , 11/15/33 , Callable 8/15/32 @ 100 (c) ................. 303,000 341,536
Macquarie Airfinance Holdings Ltd. , 6 .50% , 3/26/31 , Callable 1/26/31 @ 100 (b) ......... 42,000 42,735
Macquarie Bank Ltd. , 3 .05% ( H15T5Y + 170 bps ) , 3/3/36 , Callable 3/3/31 @ 100 (b) (c) ...... 500,000 414,207
Mizuho Financial Group, Inc. , 5 .58% ( H15T1Y + 130 bps ) , 5/26/35 , Callable 5/26/34 @ 100 (c) 293,000 296,051
NatWest Group PLC , 1 .64% ( H15T1Y + 90 bps ) , 6/14/27 , Callable 6/14/26 @ 100 (c) ....... 1,000,000 919,817
Societe Generale SA , 1 .49% ( H15T1Y + 110 bps ) , 12/14/26 , Callable 12/14/25 @ 100 (b) (c) .. 500,000 464,373
Standard Chartered PLC , 7 .77% ( H15T1Y + 345 bps ) , 11/16/28 , Callable 11/16/27 @ 100 (b) (c) 500,000 534,882
Sumitomo Mitsui Financial Group, Inc. , 2 .47% , 1/14/29 ........................... 250,000 223,407
The Bank of Nova Scotia , 4 .50% , 12/16/25 .................................... 500,000 491,804
The Toronto-Dominion Bank , 3 .63% ( USSW5 + 221 bps ) , 9/15/31 , Callable 9/15/26 @ 100 (c) . 500,000 478,371
UBS Group AG
4 .28% , 1/9/28 , Callable 1/9/27 @ 100 (b) .................................. 217,000 209,334
3 .09% ( SOFR + 173 bps ) , 5/14/32 , Callable 5/14/31 @ 100 (b) (c) .................. 500,000 424,835
9 .02% ( SOFR + 502 bps ) , 11/15/33 , Callable 11/15/32 @ 100 (b) (c) ................ 250,000 303,462
Westpac Banking Corp. , 4 .32% ( USISOA05 + 224 bps ) , 11/23/31 , Callable 11/23/26 @ 100 (c) . 500,000 482,473
13,089,170
Health Care (0.9%):
Olympus Corp. , 2 .14% , 12/8/26 , Callable 11/8/26 @ 100 (b) ........................ 152,000 139,649
Royalty Pharma PLC , 3 .55% , 9/2/50 , Callable 3/2/50 @ 100 ........................ 750,000 516,672
Smith & Nephew PLC
2 .03% , 10/14/30 , Callable 7/14/30 @ 100 ................................. 475,000 392,156

Victory Portfolios II
VictoryShares Corporate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Principal Amount Value
5 .40% , 3/20/34 , Callable 12/20/33 @ 100 ................................. $ 100,000 $ 99,577
1,148,054
Industrials (1.6%):
Aircastle Ltd. , 5 .95% , 2/15/29 , Callable 1/15/29 @ 100 (b) .......................... 300,000 300,214
Element Fleet Management Corp. , 6 .32% , 12/4/28 , Callable 11/4/28 @ 100 (b) ........... 250,000 258,298
Ferguson Finance PLC
3 .25% , 6/2/30 , Callable 3/2/30 @ 100 (b) .................................. 500,000 447,703
4 .65% , 4/20/32 , Callable 1/20/32 @ 100 (b) ................................ 250,000 238,526
Pentair Finance Sarl , 5 .90% , 7/15/32 , Callable 4/15/32 @ 100 ....................... 500,000 515,589
Trane Technologies Financing Ltd. , 5 .25% , 3/3/33 , Callable 12/3/32 @ 100 ............. 250,000 253,802
2,014,132
Information Technology (1.0%):
NXP BV/NXP Funding LLC/NXP USA, Inc. , 5 .00% , 1/15/33 , Callable 10/15/32 @ 100 .... 450,000 439,544
Open Text Corp. , 6 .90% , 12/1/27 , Callable 11/1/27 @ 100 (b) ....................... 338,000 349,676
SK Hynix, Inc.
5 .50% , 1/16/29 (b) .................................................. 200,000 199,521
6 .50% , 1/17/33 (a) (b) ................................................ 321,000 342,351
1,331,092
Materials (0.6%):
Alcoa Nederland Holding BV , 7 .13% , 3/15/31 , Callable 3/15/27 @ 103.56 (b) ............ 37,000 37,699
ArcelorMittal SA , 6 .80% , 11/29/32 , Callable 8/29/32 @ 100 ........................ 250,000 267,393
CCL Industries, Inc. , 3 .25% , 10/1/26 , Callable 7/1/26 @ 100 (b) ...................... 500,000 472,919
778,011
Real Estate (0.3%):
Ontario Teachers' Cadillac Fairview Properties Trust , 2 .50% , 10/15/31 , Callable 7/15/31 @
100 (b) ........................................................... 504,000 407,338
Total Yankee Dollars (Cost $22,810,789) 21,251,119
U.S. Treasury Obligations (8.1%)
U.S. Treasury Bonds
3 .88% , 5/15/43 .................................................... 1,300,000 1,201,891
3 .38% , 5/15/44 .................................................... 1,300,000 1,109,469
3 .38% , 11/15/48 .................................................... 500,000 418,594
4 .13% , 8/15/53 .................................................... 1,000,000 963,125
U.S. Treasury Notes
1 .13% , 1/15/25 .................................................... 1,250,000 1,211,621
4 .25% , 10/15/25 .................................................... 2,000,000 1,983,515
1 .63% , 11/30/26 .................................................... 2,250,000 2,090,214
3 .13% , 8/31/27 .................................................... 200,000 192,141
1 .38% , 12/31/28 .................................................... 1,250,000 1,097,461
Total U.S. Treasury Obligations (Cost $10,388,146) 10,268,031
Commercial Paper (1.1%)
Energy (1.1%):
Cabot Corp. , 5 .42% , 4/2/24 (e) .............................................. 600,000 599,552
Evergy Metro, Inc. , 5 .45% , 4/1/24 (e) ......................................... 250,000 249,849
ONE Gas, Inc. , 5 .48% , 4/4/24 (e) ............................................ 500,000 499,467
1,348,868
Total Commercial Paper (Cost $1,349,681) 1,348,868
Shares
Collateral for Securities Loaned (1.7%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .21% (f) ........ 531,835 531,835
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .24% (f) ............ 531,835 531,835
Invesco Government & Agency Portfolio, Institutional Shares , 5 .24% (f) ................ 531,835 531,835

Victory Portfolios II
VictoryShares Corporate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .22% (f) . 531,835 $ 531,835
Total Collateral for Securities Loaned (Cost $2,127,340) 2,127,340
Total Investments (Cost $140,043,029) — 100.5% 126,887,678
Liabilities in excess of other assets — (0.5)% (650,530)
NET ASSETS - 100.00% $ 126,237,148
At March 31, 2024, the Fund's investments in foreign securities were 16.8% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2024, the fair value of these securities was
$24,830,910 and amounted to 19.7% of net assets.
(c) Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2024.
(d) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(e) Rate represents the effective yield at March 31, 2024.
(f) Rate disclosed is the daily yield on March 31, 2024.
bps
—
Basis points
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of March 31, 2024.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of March 31, 2024.
H15T10Y
—
10 Year Treasury Constant Maturity Rate, rate disclosed as of March 31, 2024.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MTN
—
Medium Term Note
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
TSFR3M
—
3 month Term SOFR, rate disclosed as of March 31, 2024.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of March 31, 2024.
USSW5
—
USD 5 Year Swap Rate, rate disclosed as of March 31, 2024.

Schedule of Portfolio Investments
March 31, 2024
Victory Portfolios II
VictoryShares THB Mid Cap ESG ETF

(Unaudited)
Security Description Shares Value
Common Stocks (99.6%)
Aerospace & Defense (4.0%):
HEICO Corp. .......................................................... 22,649 $ 4,325,959
Building Products (3.7%):
Carlisle Cos., Inc. ....................................................... 10,182 3,989,817
Commercial Services & Supplies (6.3%):
Copart, Inc. (a) ......................................................... 49,857 2,887,717
Rollins, Inc. ........................................................... 86,183 3,987,688
6,875,405
Consumer Discretionary (15.5%):
D.R. Horton, Inc. ....................................................... 27,664 4,552,111
NVR, Inc. (a) .......................................................... 609 4,932,876
Pool Corp. ............................................................ 9,118 3,679,113
Ross Stores, Inc. ....................................................... 25,385 3,725,503
16,889,603
Consumer Staples (2.5%):
Darling Ingredients, Inc. (a) ................................................ 59,585 2,771,298
Ground Transportation (7.8%):
J.B. Hunt Transport Services, Inc. ........................................... 14,137 2,816,797
Landstar System, Inc. .................................................... 12,617 2,432,053
Old Dominion Freight Line, Inc. ............................................ 14,594 3,200,610
8,449,460
Health Care (9.8%):
Chemed Corp. ......................................................... 6,078 3,901,651
Hologic, Inc. (a) ........................................................ 43,775 3,412,699
West Pharmaceutical Services, Inc. .......................................... 8,513 3,368,679
10,683,029
Information Technology (19.3%):
Amphenol Corp. , Class A ................................................. 43,014 4,961,665
ANSYS, Inc. (a) ........................................................ 10,334 3,587,551
Keysight Technologies, Inc. (a) ............................................. 16,414 2,566,821
Littelfuse, Inc. ......................................................... 10,942 2,651,794
PTC, Inc. (a) ........................................................... 20,974 3,962,828
Teledyne Technologies, Inc. (a) ............................................. 7,751 3,327,659
21,058,318
Machinery (13.0%):
Graco, Inc. ........................................................... 40,584 3,792,981
PACCAR, Inc. ......................................................... 31,462 3,897,827
The Toro Co. .......................................................... 30,856 2,827,335
Westinghouse Air Brake Technologies Corp. .................................... 24,015 3,498,505
14,016,648
Materials (7.0%):
CF Industries Holdings, Inc. ............................................... 45,062 3,749,609
NewMarket Corp. ...................................................... 6,078 3,857,220
7,606,829
Professional Services (3.4%):
CACI International, Inc. , Class A (a) ......................................... 9,729 3,685,637
Trading Companies & Distributors (7.3%):
Fastenal Co. ........................................................... 57,000 4,396,980

Victory Portfolios II
VictoryShares THB Mid Cap ESG ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
W.W. Grainger, Inc. ..................................................... 3,496 $ 3,556,481
7,953,461
Total Common Stocks (Cost $103,248,535) 108,305,464
Total Investments (Cost $103,248,535) — 99.6% 108,305,464
Other assets in excess of liabilities — 0.4% 387,829
NET ASSETS - 100.00% $ 108,693,293
(a) Non-income producing security.

Schedule of Portfolio Investments
March 31, 2024
Victory Portfolios II
VictoryShares WestEnd U.S. Sector ETF

(Unaudited)
Security Description Shares Value
Common Stocks (99.4%)
Biotechnology (4.8%):
AbbVie, Inc. .......................................................... 30,759 $ 5,601,213
Alnylam Pharmaceuticals, Inc. (a) ........................................... 2,156 322,214
Amgen, Inc. ........................................................... 9,374 2,665,216
Biogen, Inc. (a) ......................................................... 2,543 548,347
BioMarin Pharmaceutical, Inc. (a) ........................................... 3,251 283,942
Exact Sciences Corp. (a) .................................................. 3,161 218,299
Gilead Sciences, Inc. .................................................... 22,062 1,616,042
Incyte Corp. (a) ......................................................... 3,894 221,841
Moderna, Inc. (a) ....................................................... 5,755 613,253
Regeneron Pharmaceuticals, Inc. (a) .......................................... 1,797 1,729,595
Vertex Pharmaceuticals, Inc. (a) ............................................. 4,489 1,876,447
15,696,409
Communication Services (14.9%):
Alphabet, Inc. , Class C (a) ................................................. 60,215 9,168,336
Alphabet, Inc. , Class A (a) ................................................. 71,626 10,810,512
AT&T, Inc. ........................................................... 86,805 1,527,768
Charter Communications, Inc. , Class A (a) ..................................... 1,243 361,253
Comcast Corp. , Class A .................................................. 49,903 2,163,295
Electronic Arts, Inc. ..................................................... 2,955 392,040
Endeavor Group Holdings, Inc. , Class A ....................................... 2,428 62,472
Fox Corp. , Class A ...................................................... 3,029 94,717
Fox Corp. , Class B ...................................................... 1,628 46,593
Liberty Broadband Corp. , Class A (a) ......................................... 193 11,024
Liberty Broadband Corp. , Class C (a) ......................................... 1,448 82,869
Liberty Media Corp.-Liberty Formula One (a) ................................... 2,503 164,197
Live Nation Entertainment, Inc. (a) ........................................... 1,738 183,828
Meta Platforms, Inc. , Class A .............................................. 27,420 13,314,604
Netflix, Inc. (a) ......................................................... 5,366 3,258,934
Omnicom Group, Inc. .................................................... 2,435 235,611
Pinterest, Inc. , Class A (a) ................................................. 6,818 236,380
ROBLOX Corp. , Class A (a) ............................................... 5,597 213,693
Snap, Inc. , Class A (a) .................................................... 13,034 149,630
Take-Two Interactive Software, Inc. (a) ........................................ 1,912 283,913
The Trade Desk, Inc. , Class A (a) ............................................ 5,617 491,038
The Walt Disney Co. .................................................... 22,508 2,754,079
T-Mobile US, Inc. ...................................................... 5,664 924,478
Verizon Communications, Inc. .............................................. 51,168 2,147,009
Warner Bros Discovery, Inc. (a) ............................................. 27,562 240,616
Warner Music Group Corp. , Class A ......................................... 1,622 53,558
49,372,447
Consumer Discretionary (9.8%):
Airbnb, Inc. , Class A (a) .................................................. 3,011 496,695
Amazon.com, Inc. (a) .................................................... 64,817 11,691,690
AutoZone, Inc. (a) ....................................................... 125 393,956
Best Buy Co., Inc. ...................................................... 1,450 118,944
Booking Holdings, Inc. (a) ................................................. 245 888,831
Carnival Corp. (a) ....................................................... 7,226 118,073
Chipotle Mexican Grill, Inc. (a) ............................................. 185 537,752
Coupang, Inc. (a) ....................................................... 8,561 152,300
D.R. Horton, Inc. ....................................................... 2,160 355,428
Darden Restaurants, Inc. .................................................. 864 144,418
Deckers Outdoor Corp. (a) ................................................. 179 168,486
Domino's Pizza, Inc. ..................................................... 239 118,754
DoorDash, Inc. , Class A (a) ................................................ 1,885 259,602
DraftKings, Inc. (a) ...................................................... 3,030 137,592
eBay, Inc. ............................................................ 3,870 204,259
Expedia Group, Inc. (a) ................................................... 1,058 145,740
Ford Motor Co. ........................................................ 29,063 385,957
General Motors Co. ..................................................... 10,133 459,532
Genuine Parts Co. ...................................................... 1,025 158,803

Victory Portfolios II
VictoryShares WestEnd U.S. Sector ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Hilton Worldwide Holdings, Inc. ............................................ 1,862 $ 397,183
Las Vegas Sands Corp. ................................................... 2,665 137,781
Lennar Corp. , Class A .................................................... 1,840 316,443
LKQ Corp. ........................................................... 1,938 103,509
Lowe's Cos., Inc. ....................................................... 4,340 1,105,528
Lucid Group, Inc. (a) (b) ................................................... 6,335 18,055
Lululemon Athletica, Inc. (a) ............................................... 810 316,427
Marriott International, Inc. , Class A .......................................... 1,820 459,204
McDonald's Corp. ...................................................... 5,290 1,491,515
MGM Resorts International (a) .............................................. 2,054 96,969
NIKE, Inc. , Class B ..................................................... 8,640 811,987
NVR, Inc. (a) .......................................................... 22 178,199
O'Reilly Automotive, Inc. (a) ............................................... 406 458,325
Pool Corp. ............................................................ 262 105,717
PulteGroup, Inc. ........................................................ 1,624 195,887
Rivian Automotive, Inc. , Class A (a) (b) ........................................ 4,689 51,345
Ross Stores, Inc. ....................................................... 2,421 355,306
Royal Caribbean Cruises Ltd. (a) ............................................ 1,705 237,012
Starbucks Corp. ........................................................ 7,953 726,825
Tesla, Inc. (a) .......................................................... 19,709 3,464,644
The Home Depot, Inc. ................................................... 7,327 2,810,638
The TJX Cos., Inc. ...................................................... 8,226 834,281
Tractor Supply Co. ...................................................... 799 209,114
Ulta Beauty, Inc. (a) ..................................................... 338 176,733
Yum! Brands, Inc. ...................................................... 2,028 281,182
32,276,621
Consumer Staples (7.5%):
Altria Group, Inc. ....................................................... 16,528 720,951
Archer-Daniels-Midland Co. ............................................... 4,930 309,653
Brown-Forman Corp. , Class B ............................................. 2,816 145,362
Bunge Global SA ....................................................... 1,427 146,296
Celsius Holdings, Inc. (a) .................................................. 1,337 110,864
Church & Dwight Co., Inc. ................................................ 2,248 234,489
Colgate-Palmolive Co. ................................................... 7,630 687,082
Conagra Brands, Inc. .................................................... 4,414 130,831
Constellation Brands, Inc. , Class A .......................................... 1,591 432,370
Costco Wholesale Corp. .................................................. 4,072 2,983,270
Dollar General Corp. .................................................... 2,033 317,270
Dollar Tree, Inc. (a) ...................................................... 2,048 272,691
General Mills, Inc. ...................................................... 5,406 378,258
Hormel Foods Corp. ..................................................... 2,701 94,238
Kellanova ............................................................ 2,644 151,475
Kenvue, Inc. .......................................................... 16,168 346,966
Keurig Dr Pepper, Inc. ................................................... 9,196 282,041
Kimberly-Clark Corp. .................................................... 3,100 400,985
Lamb Weston Holdings, Inc. ............................................... 1,311 139,661
McCormick & Co., Inc. .................................................. 2,372 182,193
Molson Coors Beverage Co. , Class B ......................................... 1,819 122,328
Mondelez International, Inc. , Class A ......................................... 12,626 883,819
Monster Beverage Corp. (a) ................................................ 7,036 417,094
PepsiCo, Inc. .......................................................... 12,811 2,242,053
Philip Morris International, Inc. ............................................. 14,468 1,325,559
Sysco Corp. ........................................................... 4,686 380,409
Target Corp. .......................................................... 4,386 777,243
The Clorox Co. ........................................................ 1,132 173,321
The Coca-Cola Co. ...................................................... 39,474 2,415,020
The Estee Lauder Cos., Inc. ............................................... 2,156 332,347
The Hershey Co. ....................................................... 1,341 260,825
The J.M. Smucker Co. ................................................... 956 120,332
The Kraft Heinz Co. ..................................................... 10,277 379,221
The Kroger Co. ........................................................ 6,594 376,715
The Procter & Gamble Co. ................................................ 21,745 3,528,125
Tyson Foods, Inc. , Class A ................................................ 2,601 152,757

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(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Walgreens Boots Alliance, Inc. ............................................. 6,699 $ 145,301
Walmart, Inc. .......................................................... 39,799 2,394,706
24,894,121
Financials (7.9%):
Aflac, Inc. ............................................................ 2,249 193,099
American Express Co. ................................................... 3,118 709,937
American International Group, Inc. .......................................... 3,039 237,559
Ameriprise Financial, Inc. ................................................. 416 182,391
Aon PLC , Class A ...................................................... 854 284,997
Apollo Global Management, Inc. ............................................ 1,709 192,177
Arch Capital Group Ltd. (a) ................................................ 1,550 143,282
Ares Management Corp. , Class A ........................................... 643 85,506
Arthur J. Gallagher & Co. ................................................. 896 224,036
Bank of America Corp. ................................................... 34,320 1,301,414
Berkshire Hathaway, Inc. , Class B (a) ......................................... 7,762 3,264,077
BlackRock, Inc. ........................................................ 644 536,903
Blackstone, Inc. ........................................................ 3,048 400,416
Block, Inc. (a) .......................................................... 2,391 202,231
Blue Owl Capital, Inc. ................................................... 1,916 36,136
Brown & Brown, Inc. .................................................... 994 87,015
Capital One Financial Corp. ............................................... 1,622 241,500
Cboe Global Markets, Inc. ................................................ 422 77,534
Cincinnati Financial Corp. ................................................ 677 84,063
Citigroup, Inc. ......................................................... 8,192 518,062
Citizens Financial Group, Inc. .............................................. 2,030 73,669
CME Group, Inc. ....................................................... 1,559 335,637
Coinbase Global, Inc. , Class A (a) ........................................... 784 207,854
Discover Financial Services ............................................... 1,057 138,562
Everest Group Ltd. ...................................................... 135 53,663
FactSet Research Systems, Inc. ............................................. 151 68,613
Fidelity National Information Services, Inc. .................................... 2,551 189,233
Fifth Third Bancorp ..................................................... 2,912 108,356
First Citizens BancShares, Inc. , Class A ....................................... 41 67,035
Fiserv, Inc. (a) .......................................................... 2,573 411,217
Franklin Resources, Inc. .................................................. 1,264 35,531
Global Payments, Inc. .................................................... 1,096 146,491
Huntington Bancshares, Inc. ............................................... 6,224 86,825
Interactive Brokers Group, Inc. ............................................. 407 45,466
Intercontinental Exchange, Inc. ............................................. 2,386 327,908
JPMorgan Chase & Co. .................................................. 12,283 2,460,284
KKR & Co., Inc. ....................................................... 2,764 278,003
Loews Corp. .......................................................... 797 62,397
LPL Financial Holdings, Inc. ............................................... 305 80,581
M&T Bank Corp. ....................................................... 727 105,735
Markel Group, Inc. (a) .................................................... 53 80,638
Marsh & McLennan Cos., Inc. ............................................. 2,076 427,615
Mastercard, Inc. , Class A ................................................. 3,541 1,705,239
MetLife, Inc. .......................................................... 2,737 202,839
Moody's Corp. ......................................................... 787 309,315
Morgan Stanley ........................................................ 5,496 517,503
MSCI, Inc. ........................................................... 309 173,179
Nasdaq, Inc. .......................................................... 1,811 114,274
Northern Trust Corp. .................................................... 883 78,516
NU Holdings Ltd. , Class A (a) .............................................. 10,254 122,330
PayPal Holdings, Inc. (a) .................................................. 4,655 311,838
Principal Financial Group, Inc. ............................................. 1,024 88,381
Prudential Financial, Inc. ................................................. 1,582 185,727
Raymond James Financial, Inc. ............................................. 818 105,048
Regions Financial Corp. .................................................. 4,065 85,528
S&P Global, Inc. ....................................................... 1,314 559,041
State Street Corp. ....................................................... 1,330 102,836
Synchrony Financial ..................................................... 1,797 77,487
T. Rowe Price Group, Inc. ................................................. 964 117,531

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VictoryShares WestEnd U.S. Sector ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
The Allstate Corp. ...................................................... 1,091 $ 188,754
The Bank of New York Mellon Corp. ......................................... 3,350 193,027
The Charles Schwab Corp. ................................................ 7,234 523,308
The Goldman Sachs Group, Inc. ............................................ 1,444 603,143
The Hartford Financial Services Group, Inc. .................................... 1,285 132,419
The PNC Financial Services Group, Inc. ...................................... 1,714 276,982
The Progressive Corp. ................................................... 2,499 516,844
The Travelers Cos., Inc. .................................................. 972 223,696
Tradeweb Markets, Inc. , Class A ............................................ 505 52,606
Truist Financial Corp. .................................................... 5,729 223,316
U.S. Bancorp .......................................................... 6,624 296,093
Visa, Inc. , Class A ...................................................... 6,768 1,888,814
W.R. Berkley Corp. ..................................................... 860 76,058
Wells Fargo & Co. ...................................................... 15,784 914,841
25,760,161
Health Care Equipment & Supplies (6.0%):
Abbott Laboratories ..................................................... 30,099 3,421,052
Align Technology, Inc. (a) ................................................. 1,258 412,523
Baxter International, Inc. ................................................. 8,832 377,480
Becton Dickinson & Co. .................................................. 5,116 1,265,954
Boston Scientific Corp. (a) ................................................. 25,169 1,723,825
Dexcom, Inc. (a) ........................................................ 6,599 915,281
Edwards Lifesciences Corp. (a) ............................................. 10,642 1,016,950
GE HealthCare Technologies, Inc. ........................................... 6,954 632,188
Hologic, Inc. (a) ........................................................ 4,274 333,201
IDEXX Laboratories, Inc. (a) ............................................... 1,444 779,659
Insulet Corp. (a) ........................................................ 1,204 206,366
Intuitive Surgical, Inc. (a) ................................................. 6,064 2,420,082
Medtronic PLC ........................................................ 23,276 2,028,503
ResMed, Inc. .......................................................... 2,539 502,798
STERIS PLC .......................................................... 1,743 391,861
Stryker Corp. .......................................................... 6,264 2,241,698
The Cooper Cos., Inc. .................................................... 3,476 352,675
Zimmer Biomet Holdings, Inc. ............................................. 3,727 491,889
19,513,985
Health Care Providers & Services (6.1%):
Cardinal Health, Inc. .................................................... 4,300 481,170
Cencora, Inc. .......................................................... 2,940 714,391
Centene Corp. (a) ....................................................... 9,421 739,360
CVS Health Corp. ...................................................... 22,817 1,819,884
Elevance Health, Inc. .................................................... 4,109 2,130,680
HCA Healthcare, Inc. .................................................... 3,519 1,173,692
Humana, Inc. .......................................................... 2,158 748,222
Laboratory Corp. of America Holdings ........................................ 1,582 345,604
McKesson Corp. ....................................................... 2,373 1,273,945
Molina Healthcare, Inc. (a) ................................................ 1,002 411,652
Quest Diagnostics, Inc. ................................................... 1,965 261,561
The Cigna Group ....................................................... 5,132 1,863,891
UnitedHealth Group, Inc. ................................................. 16,195 8,011,666
19,975,718
Health Care Technology (0.2%):
Veeva Systems, Inc. , Class A (a) ............................................. 2,557 592,431
Information Technology (24.5%):
Accenture PLC , Class A .................................................. 3,915 1,356,978
Adobe, Inc. (a) ......................................................... 2,657 1,340,722
Advanced Micro Devices, Inc. (a) ............................................ 9,715 1,753,460
Akamai Technologies, Inc. (a) .............................................. 884 96,144
Amphenol Corp. , Class A ................................................. 3,518 405,802
Analog Devices, Inc. .................................................... 3,000 593,370
ANSYS, Inc. (a) ........................................................ 537 186,425

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VictoryShares WestEnd U.S. Sector ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Apple, Inc. ........................................................... 92,598 $ 15,878,705
Applied Materials, Inc. ................................................... 4,985 1,028,057
AppLovin Corp. , Class A (a) ............................................... 835 57,799
Arista Networks, Inc. (a) .................................................. 1,527 442,799
Atlassian Corp. , Class A (a) ................................................ 903 176,184
Autodesk, Inc. (a) ....................................................... 1,252 326,046
Bentley Systems, Inc. , Class B ............................................. 1,183 61,776
Broadcom, Inc. ........................................................ 2,590 3,432,812
Cadence Design Systems, Inc. (a) ............................................ 1,606 499,916
CDW Corp. ........................................................... 798 204,112
Cisco Systems, Inc. ..................................................... 24,076 1,201,633
Cloudflare, Inc. , Class A (a) ................................................ 1,737 168,194
Cognizant Technology Solutions Corp. , Class A ................................. 2,950 216,206
Corning, Inc. .......................................................... 4,578 150,891
Corpay, Inc. (a) ......................................................... 277 85,466
Crowdstrike Holdings, Inc. , Class A (a) ....................................... 1,261 404,264
Datadog, Inc. , Class A (a) ................................................. 1,605 198,378
Dell Technologies, Inc. , Class C ............................................ 1,474 168,198
Dynatrace, Inc. (a) ...................................................... 1,592 73,932
Enphase Energy, Inc. (a) .................................................. 839 101,502
Entegris, Inc. .......................................................... 893 125,502
EPAM Systems, Inc. (a) ................................................... 325 89,752
Fair Isaac Corp. (a) ...................................................... 134 167,448
First Solar, Inc. (a) ...................................................... 641 108,201
Fortinet, Inc. (a) ........................................................ 3,867 264,155
Gartner, Inc. (a) ........................................................ 424 202,108
GLOBALFOUNDRIES, Inc. (a) (b) .......................................... 489 25,482
Hewlett Packard Enterprise Co. ............................................. 7,766 137,691
HP, Inc. .............................................................. 5,894 178,117
HubSpot, Inc. (a) ....................................................... 263 164,785
Intel Corp. ............................................................ 25,561 1,129,029
International Business Machines Corp. ........................................ 5,412 1,033,475
Intuit, Inc. ............................................................ 1,627 1,057,550
Jabil, Inc. ............................................................ 766 102,606
Keysight Technologies, Inc. (a) ............................................. 1,036 162,010
KLA Corp. ........................................................... 825 576,320
Lam Research Corp. ..................................................... 795 772,398
Lattice Semiconductor Corp. (a) ............................................. 841 65,791
Marvell Technology, Inc. ................................................. 5,325 377,436
Microchip Technology, Inc. ................................................ 3,165 283,932
Micron Technology, Inc. .................................................. 6,518 768,407
Microsoft Corp. ........................................................ 43,128 18,144,812
MongoDB, Inc. (a) ...................................................... 385 138,076
Monolithic Power Systems, Inc. ............................................ 256 173,420
Motorola Solutions, Inc. .................................................. 961 341,136
NetApp, Inc. .......................................................... 1,236 129,743
NVIDIA Corp. ......................................................... 14,499 13,100,717
Okta, Inc. (a) .......................................................... 909 95,100
ON Semiconductor Corp. (a) ............................................... 2,612 192,113
Oracle Corp. .......................................................... 9,379 1,178,096
Palantir Technologies, Inc. , Class A (a) ........................................ 11,113 255,710
Palo Alto Networks, Inc. (a) ................................................ 1,774 504,047
PTC, Inc. (a) ........................................................... 701 132,447
QUALCOMM, Inc. ..................................................... 6,742 1,141,421
Roper Technologies, Inc. .................................................. 642 360,059
Salesforce, Inc. (a) ...................................................... 5,578 1,679,982
Samsara, Inc. , Class A (a) ................................................. 901 34,049
Seagate Technology Holdings PLC .......................................... 1,214 112,963
ServiceNow, Inc. (a) ..................................................... 1,174 895,058
Skyworks Solutions, Inc. ................................................. 964 104,420
Snowflake, Inc. , Class A (a) ................................................ 1,809 292,334
Super Micro Computer, Inc. (a) ............................................. 279 281,798
Synopsys, Inc. (a) ....................................................... 896 512,064
Teledyne Technologies, Inc. (a) ............................................. 263 112,911

Victory Portfolios II
VictoryShares WestEnd U.S. Sector ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Teradyne, Inc. ......................................................... 931 $ 105,045
Texas Instruments, Inc. ................................................... 5,411 942,650
Trimble, Inc. (a) ........................................................ 1,545 99,436
Tyler Technologies, Inc. (a) ................................................ 234 99,452
Unity Software, Inc. (a) ................................................... 1,469 39,222
VeriSign, Inc. (a) ........................................................ 619 117,307
Western Digital Corp. (a) .................................................. 1,904 129,929
Workday, Inc. , Class A (a) ................................................. 1,199 327,027
Zebra Technologies Corp. (a) ............................................... 292 88,020
Zoom Video Communications, Inc. , Class A (a) .................................. 1,309 85,569
Zscaler, Inc. (a) ......................................................... 528 101,709
80,449,808
Life Sciences Tools & Services (3.3%):
Agilent Technologies, Inc. ................................................. 5,085 739,918
Avantor, Inc. (a) ........................................................ 11,248 287,611
Danaher Corp. ......................................................... 11,852 2,959,682
ICON PLC (a) ......................................................... 1,469 493,511
Illumina, Inc. (a) ........................................................ 2,748 377,355
IQVIA Holdings, Inc. (a) .................................................. 3,169 801,408
Mettler-Toledo International, Inc. (a) ......................................... 358 476,602
Revvity, Inc. .......................................................... 2,179 228,795
Thermo Fisher Scientific, Inc. .............................................. 6,710 3,899,920
Waters Corp. (a) ........................................................ 1,023 352,147
West Pharmaceutical Services, Inc. .......................................... 1,254 496,220
11,113,169
Pharmaceuticals (9.2%):
Bristol-Myers Squibb Co. ................................................. 36,456 1,977,009
Eli Lilly & Co. ......................................................... 14,651 11,397,892
Johnson & Johnson ..................................................... 42,383 6,704,567
Merck & Co., Inc. ...................................................... 44,356 5,852,774
Pfizer, Inc. ............................................................ 99,351 2,756,990
Royalty Pharma PLC , Class A .............................................. 6,564 199,349
Zoetis, Inc. ........................................................... 8,087 1,368,401
30,256,982
Utilities (5.2%):
Ameren Corp. ......................................................... 4,968 367,433
American Electric Power Co., Inc. ........................................... 9,910 853,251
American Water Works Co., Inc. ............................................ 3,759 459,387
Atmos Energy Corp. ..................................................... 2,853 339,136
CenterPoint Energy, Inc. .................................................. 12,108 344,957
CMS Energy Corp. ...................................................... 5,574 336,335
Consolidated Edison, Inc. ................................................. 6,588 598,256
Constellation Energy Corp. ................................................ 6,046 1,117,603
Dominion Energy, Inc. ................................................... 16,074 790,680
DTE Energy Co. ....................................................... 3,971 445,308
Duke Energy Corp. ...................................................... 14,851 1,436,240
Edison International ..................................................... 7,370 521,280
Entergy Corp. ......................................................... 4,051 428,110
Eversource Energy ...................................................... 6,738 402,730
Exelon Corp. .......................................................... 19,235 722,659
FirstEnergy Corp. ....................................................... 11,037 426,249
NextEra Energy, Inc. .................................................... 39,686 2,536,332
PG&E Corp. .......................................................... 37,877 634,819
PPL Corp. ............................................................ 14,197 390,843
Public Service Enterprise Group, Inc. ......................................... 9,610 641,756
Sempra .............................................................. 12,152 872,879
The Southern Co. ....................................................... 21,044 1,509,697
WEC Energy Group, Inc. ................................................. 6,076 498,961

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VictoryShares WestEnd U.S. Sector ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Xcel Energy, Inc. ....................................................... 10,633 $ 571,524
17,246,425
Total Common Stocks (Cost $261,738,925) 327,148,277
Rights (0.0%)(c)
Health Care (0.0%):(c)
ABIOMED, Inc., CVR 1/2/26 (a) (d) .......................................... 532 543
Total Rights (Cost $–) 543
Collateral for Securities Loaned (0.0%)^(c)
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .21% (e) ........ 21,782 21,782
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .24% (e) ............ 21,835 21,835
Invesco Government & Agency Portfolio, Institutional Shares , 5 .24% (e) ............... 21,782 21,782
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .22% (e) . 21,728 21,728
Total Collateral for Securities Loaned (Cost $87,127) 87,127
Total Investments (Cost $261,826,052) — 99.4% 327,235,947
Other assets in excess of liabilities — 0.6% 1,823,375
NET ASSETS - 100.00% $ 329,059,322
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Amount represents less than 0.05% of net assets.
(d) Security was fair valued using significant unobservable inputs as of March 31, 2024.
(e) Rate disclosed is the daily yield on March 31, 2024.
CVR
—
Contingent Value Right
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 7 6/21/24 $ 1,824,622 $ 1,857,975 $ 33,353
Total unrealized appreciation $ 33,353
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 33,353

Schedule of Portfolio Investments
March 31, 2024
Victory Portfolios II
VictoryShares Free Cash Flow ETF

(Unaudited)
Security Description Shares Value
Common Stocks (99.4%)
Consumer Discretionary (17.2%):
D.R. Horton, Inc. ....................................................... 34,326 $ 5,648,343
Expedia Group, Inc. (a) ................................................... 51,739 7,127,047
Lennar Corp. , Class A .................................................... 50,073 8,611,555
NVR, Inc. (a) .......................................................... 535 4,333,479
PulteGroup, Inc. ........................................................ 46,345 5,590,134
Tapestry, Inc. .......................................................... 97,443 4,626,594
Toll Brothers, Inc. ...................................................... 34,347 4,443,471
Williams-Sonoma, Inc. ................................................... 12,075 3,834,175
44,214,798
Consumer Staples (2.1%):
Archer-Daniels-Midland Co. ............................................... 85,474 5,368,622
Energy (24.5%):
Baker Hughes Co. ...................................................... 89,314 2,992,019
Chevron Corp. ......................................................... 51,033 8,049,945
ConocoPhillips ........................................................ 46,248 5,886,445
Coterra Energy, Inc. ..................................................... 106,207 2,961,051
Devon Energy Corp. ..................................................... 95,814 4,807,947
Diamondback Energy, Inc. ................................................ 20,886 4,138,979
EOG Resources, Inc. .................................................... 43,160 5,517,574
Exxon Mobil Corp. ..................................................... 71,167 8,272,452
Halliburton Co. ........................................................ 80,550 3,175,281
Marathon Oil Corp. ..................................................... 192,217 5,447,430
Ovintiv, Inc. .......................................................... 52,059 2,701,862
Phillips 66 ............................................................ 30,890 5,045,573
Pioneer Natural Resources Co. ............................................. 15,948 4,186,350
63,182,908
Health Care (24.8%):
Cardinal Health, Inc. .................................................... 50,443 5,644,572
Cencora, Inc. .......................................................... 18,339 4,456,194
Centene Corp. (a) ....................................................... 118,660 9,312,436
CVS Health Corp. ...................................................... 107,027 8,536,473
Elevance Health, Inc. .................................................... 15,318 7,942,996
Humana, Inc. .......................................................... 13,341 4,625,592
Incyte Corp. (a) ......................................................... 67,697 3,856,698
McKesson Corp. ....................................................... 8,884 4,769,375
Molina Healthcare, Inc. (a) ................................................ 11,165 4,586,917
The Cigna Group ....................................................... 28,547 10,367,984
64,099,237
Industrials (8.9%):
Delta Air Lines, Inc. ..................................................... 103,417 4,950,572
Owens Corning ........................................................ 28,750 4,795,500
PACCAR, Inc. ......................................................... 43,805 5,427,002
Paychex, Inc. .......................................................... 34,319 4,214,373
Snap-on, Inc. .......................................................... 11,887 3,521,167
22,908,614
Information Technology (16.0%):
Amdocs Ltd. .......................................................... 36,686 3,315,314
DocuSign, Inc. (a) ....................................................... 54,138 3,223,918
F5, Inc. (a) ............................................................ 16,721 3,170,134
GoDaddy, Inc. , Class A (a) ................................................. 28,583 3,392,230
Jabil, Inc. ............................................................ 19,950 2,672,303
Juniper Networks, Inc. ................................................... 95,002 3,520,775
NetApp, Inc. .......................................................... 32,812 3,444,276
QUALCOMM, Inc. ..................................................... 38,324 6,488,253
Skyworks Solutions, Inc. ................................................. 59,130 6,404,962
Zoom Video Communications, Inc. , Class A (a) .................................. 87,809 5,740,074
41,372,239

Victory Portfolios II
VictoryShares Free Cash Flow ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Materials (1.3%):
Reliance, Inc. .......................................................... 10,280 $ 3,435,370
Utilities (4.6%):
NRG Energy, Inc. ....................................................... 94,022 6,364,349
Vistra Corp. ........................................................... 78,839 5,491,136
11,855,485
Total Common Stocks (Cost $238,434,078) 256,437,273
Total Investments (Cost $238,434,078) — 99.4% 256,437,273
Other assets in excess of liabilities — 0.6% 1,657,402
NET ASSETS - 100.00% $ 258,094,675
(a) Non-income producing security.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 4 6/21/24 $ 1,043,552 $ 1,061,700 $ 18,148
Total unrealized appreciation $ 18,148
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 18,148

Schedule of Portfolio Investments
March 31, 2024
Victory Portfolios II
VictoryShares Small Cap Free Cash Flow ETF

(Unaudited)
Security Description Shares Value
Common Stocks (99.4%)
Communication Services (5.7%):
Bumble, Inc., Class A(a) .................................................. 23,853 $ 270,732
Cars.com, Inc.(a) ....................................................... 6,124 105,210
Magnite, Inc.(a) ........................................................ 13,333 143,330
Match Group, Inc.(a) .................................................... 9,958 361,276
Nexstar Media Group, Inc. ................................................ 2,731 470,524
Scholastic Corp. ........................................................ 3,617 136,397
Shutterstock, Inc. ....................................................... 4,430 202,938
Spok Holdings, Inc. ..................................................... 1,210 19,300
TripAdvisor, Inc.(a) ..................................................... 8,746 243,051
Vimeo, Inc.(a) ......................................................... 11,525 47,137
Vivid Seats, Inc., Class A(a) ............................................... 25,631 153,530
Yelp, Inc.(a) ........................................................... 9,518 375,010
ZipRecruiter, Inc.(a) ..................................................... 13,624 156,540
2,684,975
Consumer Discretionary (20.9%):
Adtalem Global Education, Inc.(a) ........................................... 3,698 190,077
American Public Education, Inc.(a) .......................................... 2,332 33,114
AMMO, Inc.(a) ........................................................ 14,318 39,375
AutoNation, Inc.(a) ..................................................... 2,046 338,777
Chegg, Inc.(a) ......................................................... 34,642 262,240
Cricut, Inc., Class A ..................................................... 11,044 52,569
Crocs, Inc.(a) .......................................................... 2,989 429,817
Destination XL Group, Inc.(a) .............................................. 4,810 17,316
Dillard's, Inc., Class A ................................................... 1,490 702,744
Dream Finders Homes, Inc., Class A(a) ....................................... 7,216 315,556
Everi Holdings, Inc.(a) ................................................... 22,848 229,622
Figs, Inc., Class A(a) .................................................... 31,210 155,426
Frontdoor, Inc.(a) ....................................................... 6,560 213,725
Graham Holdings Co., Class B ............................................. 795 610,307
Hilton Grand Vacations, Inc.(a) ............................................. 9,259 437,117
Holley, Inc.(a) ......................................................... 5,983 26,684
Inspired Entertainment, Inc.(a) ............................................. 1,304 12,857
KB Home ............................................................ 5,895 417,838
Krispy Kreme, Inc. ...................................................... 15,092 229,927
Laureate Education, Inc. .................................................. 13,702 199,638
Lear Corp. ............................................................ 2,039 295,410
MDC Holdings, Inc. ..................................................... 8,020 504,538
Meritage Homes Corp. ................................................... 1,685 295,650
Monarch Casino & Resort, Inc. ............................................. 1,983 148,705
OneSpaWorld Holdings Ltd.(a) ............................................. 8,548 113,090
Oxford Industries, Inc. ................................................... 1,579 177,480
Phinia, Inc. ........................................................... 6,664 256,098
RCI Hospitality Holdings, Inc. ............................................. 558 32,364
Signet Jewelers Ltd. ..................................................... 4,283 428,599
Solo Brands, Inc., Class A(a) ............................................... 13,903 30,170
Steven Madden Ltd. ..................................................... 4,395 185,821
Stride, Inc.(a) .......................................................... 3,160 199,238
Target Hospitality Corp.(a) ................................................ 17,619 191,519
Taylor Morrison Home Corp.(a) ............................................ 6,975 433,636
Tri Pointe Homes, Inc.(a) ................................................. 9,358 361,780
Universal Technical Institute, Inc.(a) ......................................... 4,642 73,993
Vista Outdoor, Inc.(a) .................................................... 14,681 481,242
Winnebago Industries, Inc. ................................................ 4,746 351,204
Xponential Fitness, Inc., Class A(a) .......................................... 5,096 84,288
9,559,551
Consumer Staples (0.4%):
Olaplex Holdings, Inc.(a) ................................................. 50,087 96,167
Weis Markets, Inc. ...................................................... 1,324 85,266
181,433

Victory Portfolios II
VictoryShares Small Cap Free Cash Flow ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Energy Equipment & Services (6.3%):
Cactus, Inc., Class A ..................................................... 3,798 $ 190,242
ChampionX Corp. ...................................................... 6,782 243,406
DMC Global, Inc.(a) .................................................... 2,858 55,702
Helix Energy Solutions Group, Inc.(a) ........................................ 16,602 179,966
Helmerich & Payne, Inc. .................................................. 6,031 253,664
KLX Energy Services Holdings, Inc.(a) ....................................... 3,469 26,850
Liberty Energy, Inc. ..................................................... 15,032 311,462
Newpark Resources, Inc.(a) ............................................... 7,667 55,356
Oil States International, Inc.(a) ............................................. 8,688 53,518
Patterson-UTI Energy, Inc. ................................................ 38,158 455,606
Ranger Energy Services, Inc. ............................................... 3,584 40,463
RPC, Inc. ............................................................ 27,088 209,661
Select Water Solutions, Inc. ................................................ 20,879 192,713
Solaris Oilfield Infrastructure, Inc., Class A .................................... 5,924 51,361
TETRA Technologies, Inc.(a) .............................................. 12,271 54,361
U.S. Silica Holdings, Inc.(a) ............................................... 20,987 260,449
Weatherford International PLC(a) ........................................... 2,210 255,078
2,889,858
Health Care (12.7%):
Agiliti, Inc.(a) ......................................................... 2,953 29,884
Alkermes PLC(a) ....................................................... 12,359 334,558
Amneal Pharmaceuticals, Inc.(a) ............................................ 44,227 268,016
Amylyx Pharmaceuticals, Inc.(a) ............................................ 6,701 19,031
ANI Pharmaceuticals, Inc.(a) .............................................. 1,671 115,516
Catalyst Pharmaceuticals, Inc.(a) ............................................ 16,084 256,379
Collegium Pharmaceutical, Inc.(a) ........................................... 12,666 491,694
Corcept Therapeutics, Inc.(a) .............................................. 7,893 198,825
Cross Country Healthcare, Inc.(a) ........................................... 13,670 255,903
Globus Medical, Inc.(a) .................................................. 13,634 731,328
Halozyme Therapeutics, Inc.(a) ............................................. 5,984 243,429
Harmony Biosciences Holdings, Inc.(a) ....................................... 11,526 387,043
Jazz Pharmaceuticals PLC(a) .............................................. 4,564 549,597
OraSure Technologies, Inc.(a) .............................................. 19,294 118,658
Owens & Minor, Inc.(a) .................................................. 12,809 354,938
Pacira BioSciences, Inc.(a) ................................................ 7,255 211,991
PetIQ, Inc.(a) .......................................................... 4,598 84,051
Roivant Sciences Ltd.(a) .................................................. 58,541 617,023
Tactile Systems Technology, Inc.(a) .......................................... 3,609 58,646
United Therapeutics Corp.(a) .............................................. 2,095 481,263
5,807,773
Industrials (17.4%):
AerSale Corp.(a) ....................................................... 6,012 43,166
AGCO Corp. .......................................................... 3,500 430,569
Alight, Inc., Class A(a) ................................................... 48,471 477,439
Allient, Inc. ........................................................... 390 13,915
Allison Transmission Holdings, Inc. ......................................... 4,201 340,953
Argan, Inc. ........................................................... 978 49,428
Beacon Roofing Supply, Inc.(a) ............................................. 3,193 312,978
Blue Bird Corp.(a) ...................................................... 4,722 181,041
Boise Cascade Co. ...................................................... 1,759 269,778
Brady Corp., Class A .................................................... 3,195 189,400
Concentrix Corp. ....................................................... 4,844 320,770
DNOW, Inc.(a) ........................................................ 16,442 249,918
Eagle Bulk Shipping, Inc. ................................................. 1,883 117,631
EnerSys .............................................................. 2,404 227,081
Forward Air Corp. ...................................................... 9,373 291,594
Franklin Covey Co.(a) ................................................... 903 35,452
Gibraltar Industries, Inc.(a) ................................................ 2,519 202,855
GMS, Inc.(a) .......................................................... 2,668 259,703
Graham Corp.(a) ....................................................... 495 13,504
Heartland Express, Inc. ................................................... 6,441 76,906

Victory Portfolios II
VictoryShares Small Cap Free Cash Flow ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
HNI Corp. ............................................................ 3,595 $ 162,242
Hub Group, Inc., Class A(a) ............................................... 7,262 313,864
Hudson Technologies, Inc.(a) .............................................. 4,055 44,646
Hyster-Yale Materials Handling, Inc. ......................................... 2,586 165,944
Insteel Industries, Inc. .................................................... 898 34,322
Janus International Group, Inc.(a) ........................................... 12,385 187,385
Karat Packaging, Inc. .................................................... 488 13,962
Liquidity Services, Inc.(a) ................................................. 2,098 39,023
LSI Industries, Inc. ...................................................... 1,346 20,352
Masonite International Corp.(a) ............................................. 1,875 246,469
MRC Global, Inc.(a) ..................................................... 6,811 85,614
Mueller Industries, Inc. ................................................... 11,119 599,647
Pangaea Logistics Solutions Ltd. ............................................ 6,913 48,184
Preformed Line Products Co. .............................................. 210 27,021
Quanex Building Products Corp. ............................................ 1,599 61,450
Sterling Infrastructure, Inc.(a) .............................................. 2,062 227,459
TaskUS, Inc., Class A(a) .................................................. 3,852 44,876
Tennant Co. ........................................................... 1,460 177,551
Terex Corp. ........................................................... 5,398 347,631
The Brink's Co. ........................................................ 2,783 257,093
Titan International, Inc.(a) ................................................. 6,723 83,769
Titan Machinery, Inc.(a) .................................................. 2,889 71,676
UFP Industries, Inc. ..................................................... 2,949 362,755
Wabash National Corp. ................................................... 9,675 289,670
8,016,686
Information Technology (8.1%):
8x8, Inc.(a) ........................................................... 28,964 78,203
Aviat Networks, Inc.(a) ................................................... 1,146 43,938
Avnet, Inc. ............................................................ 11,661 578,153
Axcelis Technologies, Inc.(a) .............................................. 1,998 222,817
Bel Fuse, Inc., Class B ................................................... 2,917 175,924
Box, Inc., Class A(a) .................................................... 8,051 228,004
Cirrus Logic, Inc.(a) ..................................................... 2,203 203,910
Clear Secure, Inc., Class A ................................................ 21,618 459,815
Dropbox, Inc., Class A(a) ................................................. 19,270 468,261
Extreme Networks, Inc.(a) ................................................ 16,389 189,129
Lantronix, Inc.(a) ....................................................... 4,599 16,372
Rimini Street, Inc.(a) .................................................... 3,985 12,991
RingCentral, Inc., Class A(a) ............................................... 7,984 277,364
TD SYNNEX Corp. ..................................................... 4,532 512,569
Terawulf, Inc.(a) ....................................................... 69,211 182,025
The Hackett Group, Inc. .................................................. 860 20,898
Zuora, Inc., Class A(a) ................................................... 11,702 106,722
3,777,095
Materials (5.4%):
Alpha Metallurgical Resources, Inc. .......................................... 751 248,709
Arch Resources, Inc. .................................................... 2,755 442,976
Clearwater Paper Corp.(a) ................................................. 1,666 72,854
Cleveland-Cliffs, Inc.(a) .................................................. 26,047 592,310
Core Molding Technologies, Inc.(a) .......................................... 1,367 25,877
Gatos Silver, Inc.(a) ..................................................... 5,475 45,935
Hawkins, Inc. ......................................................... 1,537 118,042
LSB Industries, Inc.(a) ................................................... 8,138 71,452
Metallus, Inc.(a) ........................................................ 4,044 89,979
Olympic Steel, Inc. ...................................................... 1,330 94,270
Ramaco Resources, Inc., Class A ............................................ 11,580 195,007
Royal Gold, Inc. ........................................................ 2,215 269,809
Warrior Met Coal, Inc. ................................................... 2,793 169,535
2,436,755
Oil, Gas & Consumable Fuels (22.5%):
Amplify Energy Corp.(a) ................................................. 3,693 24,411

Victory Portfolios II
VictoryShares Small Cap Free Cash Flow ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Antero Midstream Corp. .................................................. 19,261 $ 270,810
APA Corp. ............................................................ 12,335 424,077
Ardmore Shipping Corp. .................................................. 21,348 350,534
Berry Corp. ........................................................... 27,832 224,048
California Resources Corp. ................................................ 8,395 462,565
Centrus Energy Corp., Class A(a) ........................................... 4,263 177,042
Chord Energy Corp. ..................................................... 2,897 516,361
Civitas Resources, Inc. ................................................... 7,061 536,001
CONSOL Energy, Inc. ................................................... 5,234 438,400
Crescent Energy Co., Class A .............................................. 24,750 294,525
CVR Energy, Inc. ....................................................... 9,297 331,531
Dorian LPG Ltd. ....................................................... 12,992 499,672
Evolution Petroleum Corp. ................................................ 3,685 22,626
Gran Tierra Energy, Inc.(a) ................................................ 6,120 43,697
Hallador Energy Co.(a) ................................................... 1,895 10,100
HF Sinclair Corp. ....................................................... 10,892 657,549
International Seaways, Inc. ................................................ 11,214 596,585
Magnolia Oil & Gas Corp., Class A .......................................... 12,933 335,611
Murphy Oil Corp. ...................................................... 9,649 440,959
Northern Oil & Gas, Inc. .................................................. 7,285 289,069
Overseas Shipholding Group, Inc., Class A ..................................... 8,637 55,277
Par Pacific Holdings, Inc.(a) ............................................... 4,771 176,813
PBF Energy, Inc., Class A ................................................. 4,568 262,980
Permian Resources Corp. ................................................. 19,918 351,752
Riley Exploration Permian, Inc. ............................................. 1,698 56,034
Ring Energy, Inc.(a) ..................................................... 32,153 63,020
Scorpio Tankers, Inc. .................................................... 9,620 688,311
SM Energy Co. ........................................................ 5,595 278,911
Talos Energy, Inc.(a) ..................................................... 12,209 170,071
Teekay Tankers Ltd., Class A ............................................... 9,832 574,287
VAALCO Energy, Inc. ................................................... 10,467 72,955
Vital Energy, Inc.(a) ..................................................... 6,409 336,729
Vitesse Energy, Inc. ..................................................... 3,565 84,597
World Kinect Corp. ..................................................... 8,725 230,776
10,348,686
Total Common Stocks (Cost $42,977,283) 45,702,812
Total Investments (Cost $42,977,283) — 99.4% 45,702,812
Other assets in excess of liabilities — 0.6% 258,532
NET ASSETS - 100.00% $ 45,961,344
(a) Non-income producing security.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini Russell 2000 Index Futures ...... 2 6/21/24 $ 208,446 $ 214,590 $ 6,144
Total unrealized appreciation $ 6,144
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 6,144

Schedule of Portfolio Investments
March 31, 2024
Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Security Description Principal Amount Value
Asset-Backed Securities (36.0%)
ABS Auto (23.4%):
Ally Auto Receivables Trust ...............................................
Series 2023-1 , Class B , 5 .76% , 1/15/29 , Callable 4/15/27 @ 100 (a) ............... $ 1,000,000 $ 1,012,750
Series 2023-1 , Class D , 6 .74% , 4/15/34 , Callable 4/15/27 @ 100 (a) ............... 422,000 430,630
Series 2023-A , Class C , 6 .08% , 1/17/34 , Callable 5/15/27 @ 100 (a) ............... 1,000,000 1,007,520
Series 2023-A , Class D , 7 .33% , 1/17/34 , Callable 5/15/27 @ 100 (a) ............... 667,000 691,610
American Credit Acceptance Receivables Trust .................................
Series 2021-4 , Class E , 3 .12% , 2/14/28 , Callable 2/13/25 @ 100 (a) ............... 500,000 483,228
Series 2022-1 , Class C , 2 .12% , 3/13/28 , Callable 4/13/25 @ 100 (a) ............... 459,368 456,470
Series 2023-1 , Class B , 5 .38% , 5/12/27 , Callable 1/12/26 @ 100 (a) ............... 1,000,000 996,252
Series 2023-2 , Class C , 5 .96% , 8/13/29 , Callable 5/12/26 @ 100 (a) ............... 1,000,000 999,169
AmeriCredit Automobile Receivables Trust ....................................
Series 2021-1 , Class D , 1 .21% , 12/18/26 , Callable 6/18/25 @ 100 ................ 1,000,000 944,852
Series 2021-2 , Class C , 1 .01% , 1/19/27 , Callable 12/18/25 @ 100 ................ 1,000,000 942,326
ARI Fleet Lease Trust ....................................................
Series 2022-A , Class A2 , 3 .12% , 1/15/31 , Callable 3/15/25 @ 100 (a) .............. 275,222 273,731
Series 2022-A , Class A3 , 3 .43% , 1/15/31 , Callable 3/15/25 @ 100 (a) .............. 762,000 746,721
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2019-2A , Class B , 3 .55% , 9/22/25 , Callable 10/20/24 @ 100 (a) ............. 1,000,000 993,949
Series 2019-2A , Class D , 3 .04% , 9/22/25 , Callable 10/20/24 @ 100 (a) ............. 400,000 395,486
Series 2022-5A , Class B , 7 .09% , 4/20/27 (a) ................................ 1,000,000 1,020,761
Series 2023-5A , Class B , 6 .12% , 4/20/28 (a) ................................ 1,000,000 1,009,628
CarMax Auto Owner Trust ................................................
Series 2020-4 , Class A3 , 0 .50% , 8/15/25 , Callable 12/15/24 @ 100 ............... 67,372 67,090
Series 2021-2 , Class A3 , 0 .52% , 2/17/26 , Callable 6/15/25 @ 100 ................ 5,644 5,554
Series 2021-3 , Class D , 1 .50% , 1/18/28 , Callable 9/15/25 @ 100 ................. 1,370,000 1,280,020
Series 2021-4 , Class D , 1 .48% , 3/15/28 , Callable 12/15/25 @ 100 ................ 250,000 230,803
Series 2023-2 , Class C , 5 .57% , 11/15/28 , Callable 1/15/27 @ 100 ................ 1,000,000 1,002,231
Series 2023-4 , Class D , 7 .16% , 4/15/30 , Callable 5/15/27 @ 100 ................. 1,000,000 1,031,733
Series 2024-1 , Class C , 5 .47% , 8/15/29 , Callable 6/15/27 @ 100 ................. 1,000,000 997,899
Carvana Auto Receivables Trust ............................................
Series 2021-N1 , Class A , 0 .70% , 1/10/28 , Callable 5/10/26 @ 100 ................ 294,761 281,391
Series 2021-N1 , Class C , 1 .30% , 1/10/28 , Callable 5/10/26 @ 100 ................ 323,838 306,850
Series 2021-N4 , Class C , 1 .72% , 9/11/28 , Callable 5/10/27 @ 100 ................ 216,980 204,687
Chase Auto Owner Trust , Series 2023-AA , Class D , 6 .85% , 6/25/31 , Callable 3/25/28 @
100 (a) ........................................................... 1,878,000 1,912,785
Chesapeake Funding II LLC ...............................................
Series 2023-1A , Class B , 5 .59% , 5/15/35 , Callable 3/15/26 @ 100 (a) .............. 176,000 175,517
Series 2023-1A , Class C , 6 .07% , 5/15/35 , Callable 3/15/26 @ 100 (a) .............. 200,000 200,690
Series 2023-1A , Class D , 6 .69% , 5/15/35 , Callable 3/15/26 @ 100 (a) .............. 375,000 372,402
Series 2023-2A , Class B , 5 .97% , 10/15/35 , Callable 7/15/26 @ 100 (a) ............. 791,000 799,259
Series 2023-2A , Class C , 6 .15% , 10/15/35 , Callable 7/15/26 @ 100 (a) ............. 765,000 773,549
Citizens Auto Receivables Trust ............................................
Series 2023-1 , Class A4 , 5 .78% , 10/15/30 , Callable 4/15/27 @ 100 (a) ............. 2,000,000 2,035,946
Series 2023-2 , Class A4 , 5 .74% , 10/15/30 , Callable 5/15/27 @ 100 (a) ............. 1,000,000 1,015,880
Series 2024-1 , Class A4 , 5 .03% , 10/15/30 , Callable 8/15/27 @ 100 (a) ............. 1,000,000 997,376
CPS Auto Receivables Trust ...............................................
Series 2022-A , Class B , 1 .70% , 4/16/29 , Callable 6/15/26 @ 100 (a) ............... 145,949 145,570
Series 2022-D , Class B , 6 .84% , 1/16/29 , Callable 2/15/27 @ 100 (a) ............... 1,500,000 1,509,531
Credit Acceptance Auto Loan Trust ..........................................
Series 2021-4 , Class A , 1 .26% , 10/15/30 , Callable 3/15/25 @ 100 (a) .............. 196,694 193,935
Series 2021-4 , Class B , 1 .74% , 12/16/30 , Callable 3/15/25 @ 100 (a) .............. 320,000 309,565
Series 2022-1A , Class B , 4 .95% , 8/16/32 , Callable 4/15/26 @ 100 (a) .............. 1,000,000 982,963
Series 2022-3A , Class C , 8 .45% , 2/15/33 , Callable 11/15/26 @ 100 (a) ............. 1,050,000 1,088,017
Series 2023-1A , Class B , 7 .02% , 5/16/33 , Callable 11/15/26 @ 100 (a) ............. 1,000,000 1,020,989
Series 2023-1A , Class C , 7 .71% , 7/15/33 , Callable 11/15/26 @ 100 (a) ............. 25,000 25,671
Series 2023-2A , Class C , 7 .15% , 9/15/33 , Callable 11/15/26 @ 100 (a) ............. 1,000,000 1,013,970
Series 2023-3A , Class C , 7 .62% , 12/15/33 , Callable 3/15/27 @ 100 (a) ............. 977,000 1,003,576
Drive Auto Receivables Trust ..............................................
Series 2021-1 , Class C , 1 .02% , 6/15/27 , Callable 3/15/25 @ 100 ................. 18,824 18,787
Series 2021-2 , Class D , 1 .39% , 3/15/29 , Callable 7/15/25 @ 100 ................. 2,000,000 1,913,174
DT Auto Owner Trust ....................................................
Series 2019-4A , Class E , 3 .93% , 10/15/26 , Callable 4/15/24 @ 100 (a) ............. 1,000,000 999,127

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Principal Amount Value
Series 2020-1A , Class E , 3 .48% , 2/16/27 , Callable 8/15/24 @ 100 (a) .............. $ 1,000,000 $ 989,176
Series 2020-2A , Class D , 4 .73% , 3/16/26 , Callable 9/15/24 @ 100 (a) .............. 360,936 359,759
Series 2020-3A , Class E , 3 .62% , 10/15/27 , Callable 1/15/25 @ 100 (a) ............. 500,000 487,509
Ent Auto Receivables Trust ................................................
Series 2023-1A , Class A4 , 6 .26% , 11/15/29 , Callable 8/15/28 @ 100 (a) ............ 1,510,000 1,540,484
Series 2023-1A , Class B , 6 .45% , 1/15/30 , Callable 8/15/28 @ 100 (a) .............. 400,000 407,612
Series 2023-1A , Class C , 6 .77% , 4/15/30 , Callable 8/15/28 @ 100 (a) .............. 327,600 334,150
Enterprise Fleet Financing LLC .............................................
Series 2022-2 , Class A2 , 4 .65% , 5/21/29 , Callable 11/20/25 @ 100 (a) ............. 505,082 500,906
Series 2022-3 , Class A3 , 4 .29% , 7/20/29 , Callable 4/20/26 @ 100 (a) .............. 1,125,000 1,099,917
Series 2022-4 , Class A3 , 5 .65% , 10/22/29 , Callable 7/20/26 @ 100 (a) ............. 1,000,000 1,007,044
Series 2023-2 , Class A2 , 5 .56% , 4/22/30 , Callable 10/20/26 @ 100 (a) ............. 962,095 962,728
Series 2024-1 , Class A3 , 5 .16% , 9/20/30 , Callable 9/20/27 @ 100 (a) .............. 1,000,000 996,821
Exeter Automobile Receivables Trust .........................................
Series 2020-1A , Class E , 3 .74% , 1/15/27 , Callable 9/15/24 @ 100 (a) .............. 250,000 246,293
Series 2020-2A , Class E , 7 .19% , 9/15/27 , Callable 12/15/24 @ 100 (a) ............. 2,360,000 2,362,581
Series 2021-2A , Class C , 0 .98% , 6/15/26 , Callable 11/15/25 @ 100 ............... 286,226 284,564
Series 2021-4A , Class C , 1 .46% , 10/15/27 , Callable 2/15/26 @ 100 ............... 734,565 723,908
Series 2022-5A , Class C , 6 .51% , 12/15/27 , Callable 11/15/26 @ 100 .............. 1,000,000 1,005,507
First Investors Auto Owner Trust , Series 2023-1A , Class C , 6 .81% , 12/17/29 , Callable 8/15/27
@ 100 (a) ......................................................... 1,000,000 1,034,014
Flagship Credit Auto Trust ................................................
Series 2019-4 , Class E , 4 .11% , 3/15/27 , Callable 4/15/25 @ 100 (a) ............... 1,500,000 1,453,925
Series 2021-2 , Class D , 1 .59% , 6/15/27 , Callable 5/15/26 @ 100 (a) ............... 1,750,000 1,603,744
Series 2021-4 , Class B , 1 .49% , 2/15/27 , Callable 10/15/26 @ 100 (a) .............. 1,000,000 964,528
Series 2021-4 , Class C , 1 .96% , 12/15/27 , Callable 10/15/26 @ 100 (a) ............. 1,000,000 937,351
Ford Credit Auto Lease Trust ..............................................
Series 2022-A , Class B , 3 .81% , 8/15/25 , Callable 10/15/24 @ 100 ................ 643,000 638,357
Series 2023-A , Class C , 5 .54% , 12/15/26 , Callable 8/15/25 @ 100 ................ 360,000 358,557
Series 2023-B , Class C , 6 .43% , 4/15/27 , Callable 3/15/26 @ 100 ................. 786,000 800,235
Ford Credit Auto Owner Trust ..............................................
Series 2023-1 , Class B , 5 .29% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 822,000 816,652
Series 2023-1 , Class C , 5 .58% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 1,000,000 996,127
Series 2023-1 , Class D , 6 .26% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 2,290,000 2,281,797
Foursight Capital Automobile Receivables Trust .................................
Series 2022-1 , Class A3 , 1 .83% , 12/15/26 , Callable 7/15/25 @ 100 (a) ............. 332,194 330,758
Series 2022-1 , Class B , 2 .15% , 5/17/27 , Callable 7/15/25 @ 100 (a) ............... 1,000,000 973,140
Series 2022-2 , Class A3 , 4 .59% , 6/15/27 , Callable 11/15/25 @ 100 (a) ............. 1,000,000 993,634
Series 2023-1 , Class B , 5 .35% , 3/15/28 , Callable 9/15/26 @ 100 (a) ............... 626,000 618,273
Series 2024-1 , Class B , 5 .55% , 5/15/29 , Callable 11/15/27 @ 100 (a) .............. 714,000 709,107
GECU Auto Receivables Trust .............................................
Series 2023-1A , Class A4 , 5 .79% , 10/15/29 , Callable 12/15/28 @ 100 (a) ........... 1,000,000 1,011,087
Series 2023-1A , Class B , 5 .87% , 1/15/30 , Callable 12/15/28 @ 100 (a) ............. 415,000 418,257
Series 2023-1A , Class C , 6 .33% , 4/15/30 , Callable 12/15/28 @ 100 (a) ............. 250,000 252,678
GLS Auto Receivables Issuer Trust ..........................................
Series 2019-3A , Class D , 3 .84% , 5/15/26 , Callable 4/15/24 @ 100 (a) .............. 873,000 873,000
Series 2021-4A , Class B , 1 .53% , 4/15/26 (a) ................................ 112,736 112,323
Series 2022-1A , Class B , 2 .84% , 5/15/26 (a) ................................ 477,505 475,269
Series 2022-2A , Class B , 4 .70% , 9/15/26 (a) ................................ 1,000,000 995,437
GLS Auto Select Receivables Trust ..........................................
Series 2023-2A , Class D , 8 .22% , 2/18/31 , Callable 8/15/28 @ 100 (a) .............. 1,000,000 1,072,458
Series 2024-1A , Class C , 5 .69% , 3/15/30 , Callable 7/15/29 @ 100 (a) .............. 500,000 499,833
GM Financial Automobile Leasing Trust , Series 2023-2 , Class B , 5 .54% , 5/20/27 , Callable
11/20/25 @ 100 .................................................... 417,000 416,746
GTE Auto Receivables Trust ...............................................
Series 2023-1 , Class A3 , 5 .18% , 3/15/28 , Callable 4/15/27 @ 100 (a) .............. 1,000,000 994,599
Series 2023-1 , Class A4 , 5 .12% , 4/16/29 , Callable 4/15/27 @ 100 (a) .............. 1,000,000 991,605
Series 2023-1 , Class B , 5 .39% , 8/15/29 , Callable 4/15/27 @ 100 (a) ............... 500,000 494,523
Hertz Vehicle Financing III LLC ............................................
Series 2022-1A , Class A , 1 .99% , 6/25/26 , Callable 6/25/25 @ 100 (a) .............. 1,000,000 963,846
Series 2022-1A , Class B , 2 .19% , 6/25/26 , Callable 6/25/25 @ 100 (a) .............. 1,000,000 961,006
Series 2022-3A , Class A , 3 .37% , 3/25/25 (a) ................................ 166,667 166,667
Series 2023-1A , Class C , 6 .91% , 6/25/27 (a) ................................ 1,000,000 1,007,693
Hertz Vehicle Financing LLC , Series 2021-1A , Class D , 3 .98% , 12/26/25 (a) ............. 1,500,000 1,468,882

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Principal Amount Value
JPMorgan Chase Bank NA ................................................
Series 2021-2 , Class D , 1 .14% , 12/26/28 , Callable 10/25/25 @ 100 (a) ............. $ 119,714 $ 117,594
Series 2021-3 , Class B , 0 .76% , 2/26/29 , Callable 6/25/25 @ 100 (a) ............... 137,225 133,199
LAD Auto Receivables Trust ...............................................
Series 2021-1A , Class A , 1 .30% , 8/17/26 , Callable 11/15/25 @ 100 (a) ............. 74,147 73,534
Series 2021-1A , Class B , 1 .94% , 11/16/26 , Callable 11/15/25 @ 100 (a) ............ 1,750,000 1,710,876
Series 2021-1A , Class C , 2 .35% , 4/15/27 , Callable 11/15/25 @ 100 (a) ............. 1,000,000 957,907
Series 2022-1A , Class A , 5 .21% , 6/15/27 , Callable 7/15/26 @ 100 (a) .............. 358,809 357,056
Series 2022-1A , Class B , 5 .87% , 9/15/27 , Callable 7/15/26 @ 100 (a) .............. 800,000 798,599
Series 2023-1A , Class D , 7 .30% , 6/17/30 , Callable 6/15/27 @ 100 (a) .............. 453,000 464,456
Series 2023-2A , Class D , 6 .30% , 2/15/31 , Callable 9/15/27 @ 100 (a) .............. 350,000 351,426
Lobel Automobile Receivables Trust , Series 2023-1 , Class A , 6 .97% , 7/15/26 , Callable
11/15/25 @ 100 (a) .................................................. 800,908 802,335
Merchants Fleet Funding LLC , Series 2023-1A , Class A , 7 .21% , 5/20/36 (a) ............. 1,000,000 1,012,466
Navistar Financial Dealer Note Master Owner Trust II , Series 2023-1 , Class A , 6 .18% ,
8/25/28 (a) ........................................................ 413,793 416,907
OCCU Auto Receivables Trust .............................................
Series 2022-1A , Class C , 6 .52% , 11/15/29 , Callable 10/15/27 @ 100 (a) ............ 500,000 505,648
Series 2023-1A , Class A4 , 6 .29% , 9/17/29 , Callable 3/15/28 @ 100 (a) ............. 925,000 945,312
Series 2023-1A , Class B , 6 .51% , 9/17/29 , Callable 3/15/28 @ 100 (a) .............. 1,000,000 1,024,434
Series 2023-1A , Class C , 6 .82% , 9/17/29 , Callable 3/15/28 @ 100 (a) .............. 1,000,000 1,023,620
Series 2023-1A , Class D , 7 .88% , 12/15/31 , Callable 3/15/28 @ 100 (a) ............. 1,000,000 1,034,622
Oscar U.S. Funding XII LLC , Series 2021-1A , Class A4 , 1 .00% , 4/10/28 , Callable 2/10/25 @
100 (a) ........................................................... 2,463,750 2,372,409
Oscar U.S. Funding XIV LLC ..............................................
Series 2022-1A , Class A3 , 2 .30% , 4/10/26 , Callable 3/10/26 @ 100 (a) ............. 831,950 819,024
Series 2022-1A , Class A4 , 2 .82% , 4/10/29 , Callable 3/10/26 @ 100 (a) ............. 150,000 142,638
PenFed Auto Receivables Owner Trust ........................................
Series 2022-A , Class A4 , 4 .18% , 12/15/28 , Callable 3/15/26 @ 100 (a) ............. 1,000,000 985,971
Series 2022-A , Class B , 4 .60% , 12/15/28 , Callable 3/15/26 @ 100 (a) .............. 452,000 445,929
Series 2022-A , Class C , 4 .83% , 12/15/28 , Callable 3/15/26 @ 100 (a) .............. 917,000 904,551
Prestige Auto Receivables Trust ............................................
Series 2023-1A , Class C , 5 .65% , 2/15/28 , Callable 7/15/27 @ 100 (a) .............. 1,000,000 995,150
Series 2023-2A , Class C , 7 .12% , 8/15/29 , Callable 6/15/28 @ 100 (a) .............. 2,000,000 2,051,559
Santander Bank Auto Credit-Linked Notes .....................................
Series 2022-A , Class B , 5 .28% , 5/15/32 , Callable 12/15/25 @ 100 (a) .............. 490,997 488,255
Series 2022-A , Class C , 7 .38% , 5/15/32 , Callable 12/15/25 @ 100 (a) .............. 267,428 268,220
Series 2022-A , Class D , 9 .97% , 5/15/32 , Callable 12/15/25 @ 100 (a) .............. 350,000 363,135
Series 2022-B , Class B , 5 .72% , 8/16/32 , Callable 5/15/26 @ 100 (a) ............... 266,199 265,868
Series 2022-C , Class B , 6 .45% , 12/15/32 , Callable 12/15/26 @ 100 (a) ............. 443,527 444,432
Series 2022-C , Class C , 6 .99% , 12/15/32 , Callable 12/15/26 @ 100 (a) ............. 443,527 445,087
Series 2022-C , Class D , 8 .20% , 12/15/32 , Callable 12/15/26 @ 100 (a) ............. 371,212 374,421
Series 2023-A , Class C , 6 .74% , 6/15/33 , Callable 7/15/27 @ 100 (a) ............... 131,377 131,757
Series 2023-A , Class D , 7 .08% , 6/15/33 , Callable 7/15/27 @ 100 (a) ............... 532,197 533,536
Series 2023-B , Class C , 5 .93% , 12/15/33 , Callable 10/15/27 @ 100 (a) ............. 500,000 499,650
Series 2023-B , Class D , 6 .66% , 12/15/33 , Callable 10/15/27 @ 100 (a) ............. 1,500,000 1,508,200
Santander Bank NA , Series 2021-1A , Class B , 1 .83% , 12/15/31 , Callable 9/15/25 @ 100 (a) .. 77,686 76,570
Santander Retail Auto Lease Trust ...........................................
Series 2021-B , Class D , 1 .41% , 11/20/25 , Callable 4/20/24 @ 100 (a) .............. 400,000 397,875
Series 2021-C , Class C , 1 .11% , 3/20/26 , Callable 6/20/24 @ 100 (a) ............... 535,000 531,907
SCCU Auto Receivables Trust ..............................................
Series 2023-1A , Class A4 , 5 .70% , 8/15/29 , Callable 11/15/27 @ 100 (a) ............ 1,800,000 1,814,601
Series 2023-1A , Class B , 6 .08% , 11/15/29 , Callable 11/15/27 @ 100 (a) ............ 750,000 760,094
Series 2023-1A , Class C , 6 .61% , 3/15/30 , Callable 11/15/27 @ 100 (a) ............. 1,500,000 1,526,767
Series 2023-1A , Class D , 7 .34% , 11/17/31 , Callable 11/15/27 @ 100 (a) ............ 1,000,000 1,017,838
SFS Auto Receivables Securitization Trust .....................................
Series 2023-1A , Class C , 5 .97% , 2/20/31 , Callable 6/20/27 @ 100 (a) .............. 903,000 917,454
Series 2024-1A , Class B , 5 .38% , 1/21/31 , Callable 4/20/28 @ 100 (a) .............. 840,000 844,280
Series 2024-1A , Class C , 5 .51% , 1/20/32 , Callable 4/20/28 @ 100 (a) .............. 500,000 500,669
Tesla Auto Lease Trust ...................................................
Series 2023-A , Class B , 6 .41% , 7/20/27 , Callable 9/20/25 @ 100 (a) ............... 1,000,000 1,009,995
Series 2023-B , Class B , 6 .57% , 8/20/27 , Callable 12/20/25 @ 100 (a) .............. 675,000 685,199
Tesla Electric Vehicle Trust ................................................
Series 2023-1 , Class A4 , 5 .38% , 2/20/29 , Callable 10/20/27 @ 100 (a) ............. 1,350,000 1,359,470

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Principal Amount Value
Series 2023-1 , Class B , 5 .82% , 5/20/31 , Callable 10/20/27 @ 100 (a) .............. $ 1,300,000 $ 1,305,249
Toyota Lease Owner Trust , Series 2023-A , Class A4 , 5 .05% , 8/20/27 , Callable 9/20/25 @
100 (a) ........................................................... 1,333,000 1,327,788
U.S. Bank NA , Series 2023-1 , Class B , 6 .79% , 8/25/32 , Callable 10/25/26 @ 100 (a) ....... 4,143,161 4,167,093
United Auto Credit Securitization Trust , Series 2023-1 , Class C , 6 .28% , 7/10/28 , Callable
5/10/26 @ 100 (a) ................................................... 2,000,000 1,997,805
Veridian Auto Receivables Trust ............................................
Series 2023-1A , Class A3 , 5 .56% , 3/15/28 , Callable 5/15/27 @ 100 (a) ............. 1,000,000 998,918
Series 2023-1A , Class A4 , 5 .59% , 12/15/28 , Callable 5/15/27 @ 100 (a) ............ 1,000,000 1,002,401
Series 2023-1A , Class B , 5 .86% , 4/16/29 , Callable 5/15/27 @ 100 (a) .............. 534,000 535,190
Series 2023-1A , Class C , 6 .37% , 7/16/29 , Callable 5/15/27 @ 100 (a) .............. 1,000,000 1,006,373
VStrong Auto Receivables Trust ............................................
Series 2023-A , Class A3 , 6 .87% , 11/15/27 (a) ............................... 500,000 506,617
Series 2023-A , Class B , 7 .11% , 2/15/30 , Callable 12/15/28 @ 100 (a) .............. 1,000,000 1,023,824
Series 2024-A , Class B , 5 .77% , 7/15/30 , Callable 11/15/28 @ 100 (a) .............. 250,000 250,715
Westlake Automobile Receivables Trust .......................................
Series 2021-3A , Class D , 2 .12% , 1/15/27 , Callable 9/15/25 @ 100 (a) .............. 1,000,000 953,829
Series 2022-1A , Class B , 2 .75% , 3/15/27 , Callable 11/15/25 @ 100 (a) ............. 886,463 881,756
Series 2022-2A , Class B , 4 .31% , 9/15/27 , Callable 4/15/26 @ 100 (a) .............. 800,000 793,012
Series 2023-1A , Class B , 5 .41% , 1/18/28 , Callable 8/15/26 @ 100 (a) .............. 500,000 497,646
Wheels Fleet Lease Funding 1 LLC ..........................................
Series 2022-1A , Class A , 2 .47% , 10/18/36 , Callable 9/18/24 @ 100 (a) ............. 319,091 315,849
Series 2023-1A , Class A , 5 .80% , 4/18/38 (a) ................................ 900,000 899,764
Series 2023-1A , Class B , 5 .80% , 4/18/38 (a) ................................ 1,000,000 1,001,251
Series 2023-1A , Class C , 6 .18% , 4/18/38 (a) ................................ 1,667,000 1,677,522
Series 2023-2A , Class D , 7 .38% , 8/18/38 (a) ................................ 911,000 923,006
World Omni Select Auto Trust , Series 2023-A , Class C , 6 .00% , 1/16/29 , Callable 7/15/26 @
100 ............................................................. 1,000,000 1,007,377
138,602,174
ABS Card (2.2%):
Evergreen Credit Card Trust ...............................................
Series 2021-1 , Class A , 0 .90% , 10/15/26 (a) ................................ 1,500,000 1,462,978
Series 2022-CRT1 , Class B , 5 .61% , 7/15/26 (a) .............................. 1,000,000 998,607
Series 2022-CRT2 , Class C , 7 .44% , 11/15/26 (a) ............................. 1,000,000 1,001,115
Series 2023-CRT3 , Class B , 6 .58% , 2/15/27 (a) .............................. 762,000 766,246
Series 2023-CRT3 , Class C , 7 .31% , 2/15/27 (a) .............................. 423,000 426,245
Golden Credit Card Trust , Series 2021-1A , Class C , 1 .74% , 8/15/28 (a) ................. 500,000 452,309
Master Credit Card Trust , Series 2021-1A , Class C , 1 .06% , 11/21/25 (a) ................ 1,500,000 1,488,631
Master Credit Card Trust II ................................................
Series 2022-1A , Class B , 1 .97% , 7/21/26 (a) ................................ 1,000,000 969,035
Series 2023-1A , Class C , 5 .87% , 6/21/27 (a) ................................ 600,000 597,151
Series 2023-2A , Class B , 6 .26% , 1/21/27 (a) ................................ 410,000 410,355
Series 2023-2A , Class C , 6 .89% , 1/21/27 (a) ................................ 476,000 475,773
Series 2024-1A , Class C , 6 .02% , 1/21/28 (a) ................................ 840,000 835,011
Trillium Credit Card Trust II ...............................................
Series 2023-1A , Class B , 5 .23% , 3/26/31 (a) ................................ 1,000,000 964,462
Series 2023-1A , Class C , 6 .06% , 3/26/31 (a) ................................ 375,000 361,822
Series 2023-3A , Class C , 6 .94% , 8/26/28 (a) ................................ 1,000,000 1,002,001
Series 2024-1A , Class C , 5 .99% , 12/26/28 (a) ............................... 560,000 557,624
12,769,365
ABS Other (10.4%):
AFG ABS I LLC .......................................................
Series 2023-1 , Class A2 , 6 .30% , 9/16/30 , Callable 12/15/26 @ 100 (a) ............. 394,164 394,751
Series 2023-1 , Class B , 7 .51% , 9/16/30 , Callable 12/15/26 @ 100 (a) .............. 832,992 832,284
Amur Equipment Finance Receivables IX LLC ..................................
Series 2021-1A , Class B , 1 .38% , 2/22/27 , Callable 11/20/24 @ 100 (a) ............. 500,000 492,261
Series 2021-1A , Class C , 1 .75% , 6/21/27 , Callable 11/20/24 @ 100 (a) ............. 1,500,000 1,458,952
Amur Equipment Finance Receivables X LLC ..................................
Series 2022-1A , Class A2 , 1 .64% , 10/20/27 , Callable 9/20/25 @ 100 (a) ............ 206,099 201,231
Series 2022-1A , Class B , 2 .20% , 1/20/28 , Callable 9/20/25 @ 100 (a) .............. 541,000 516,508
Amur Equipment Finance Receivables XII LLC .................................
Series 2023-1A , Class B , 6 .03% , 12/20/29 , Callable 6/20/27 @ 100 (a) ............. 750,000 759,262

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Principal Amount Value
Series 2023-1A , Class C , 6 .36% , 12/20/29 , Callable 6/20/27 @ 100 (a) ............. $ 655,173 $ 667,849
Series 2023-1A , Class D , 7 .48% , 7/22/30 , Callable 6/20/27 @ 100 (a) .............. 325,000 335,872
Amur Equipment Finance Receivables XIII LLC , Series 2024-1A , Class B , 5 .37% , 1/21/31 ,
Callable 4/20/28 @ 100 (a) ............................................ 540,000 542,949
Atalaya Equipment Leasing Trust ...........................................
Series 2021-1A , Class A2 , 1 .23% , 5/15/26 , Callable 10/15/24 @ 100 (a) ............ 73,236 72,918
Series 2021-1A , Class C , 2 .69% , 6/15/28 , Callable 10/15/24 @ 100 (a) ............. 1,000,000 935,318
Auxilior Term Funding LLC ...............................................
Series 2023-1A , Class A3 , 5 .70% , 2/15/30 , Callable 2/15/28 @ 100 (a) ............. 1,000,000 1,008,551
Series 2023-1A , Class B , 6 .05% , 6/17/30 , Callable 2/15/28 @ 100 (a) .............. 413,000 420,143
Series 2023-1A , Class C , 6 .50% , 11/15/30 , Callable 2/15/28 @ 100 (a) ............. 300,000 308,932
Series 2023-1A , Class D , 7 .27% , 12/16/30 , Callable 2/15/28 @ 100 (a) ............. 471,000 487,165
Blue Bridge Funding LLC , Series 2023-1A , Class A , 7 .37% , 11/15/30 , Callable 2/15/27 @
100 (a) ........................................................... 710,094 710,637
CARS-DB4 LP , Series 2020-1A , Class A1 , 2 .69% , 2/15/50 , Callable 4/15/24 @ 100 (a) ..... 578,463 561,674
CARS-DB7 LP , Series 2023-1A , Class A1 , 5 .75% , 9/15/53 , Callable 9/15/28 @ 100 (a) ..... 980,000 970,682
CCG Receivables Trust ...................................................
Series 2023-1 , Class B , 5 .99% , 9/16/30 , Callable 8/14/26 @ 100 (a) ............... 1,000,000 1,012,670
Series 2023-1 , Class C , 6 .28% , 9/16/30 , Callable 8/14/26 @ 100 (a) ............... 1,777,778 1,807,748
Series 2023-2 , Class C , 6 .45% , 4/14/32 , Callable 11/14/27 @ 100 (a) .............. 1,000,000 1,029,292
Series 2023-2 , Class D , 7 .18% , 4/14/32 , Callable 11/14/27 @ 100 (a) .............. 433,000 439,009
Conn's Receivables Funding LLC ...........................................
Series 2022-A , Class B , 9 .52% , 12/15/26 , Callable 8/15/24 @ 100 (a) .............. 323,018 323,749
Series 2023-A , Class A , 8 .01% , 1/17/28 , Callable 4/15/24 @ 100 (a) ............... 205,838 205,936
Series 2023-A , Class B , 10 .00% , 1/17/28 , Callable 12/15/24 @ 100 (a) ............. 451,000 454,848
Series 2024-A , Class A , 7 .05% , 1/16/29 , Callable 8/15/25 @ 100 (a) ............... 757,367 758,588
Series 2024-A , Class B , 9 .80% , 1/16/29 , Callable 8/15/25 @ 100 (a) ............... 2,000,000 2,035,743
CP EF Asset Securitization I LLC , Series 2022-1A , Class A , 5 .96% , 4/15/30 , Callable 11/15/25
@ 100 (a) ......................................................... 1,164,671 1,161,891
CP EF Asset Securitization II LLC , Series 2023-1A , Class A , 7 .48% , 3/15/32 , Callable 6/15/27
@ 100 (a) ......................................................... 857,688 867,570
Dell Equipment Finance Trust ..............................................
Series 2023-1 , Class D , 6 .80% , 3/22/29 , Callable 9/22/25 @ 100 (a) ............... 909,091 912,492
Series 2023-2 , Class C , 6 .06% , 1/22/29 , Callable 2/22/26 @ 100 (a) ............... 1,000,000 1,006,378
Series 2023-2 , Class D , 6 .74% , 7/23/29 , Callable 2/22/26 @ 100 (a) ............... 761,000 762,832
Series 2023-3 , Class D , 6 .75% , 10/22/29 , Callable 6/22/26 @ 100 (a) .............. 353,000 353,775
Dext ABS LLC ........................................................
Series 2020-1 , Class C , 3 .03% , 11/15/27 , Callable 9/15/24 @ 100 (a) .............. 199,629 198,512
Series 2021-1 , Class C , 2 .29% , 9/15/28 , Callable 1/15/26 @ 100 (a) ............... 1,000,000 943,417
Series 2023-1 , Class A2 , 5 .99% , 3/15/32 , Callable 5/15/27 @ 100 (a) .............. 959,329 960,406
Series 2023-1 , Class B , 6 .55% , 3/15/32 , Callable 5/15/27 @ 100 (a) ............... 2,000,000 2,039,624
Series 2023-2 , Class B , 6 .41% , 5/15/34 , Callable 2/15/28 @ 100 (a) ............... 1,000,000 1,015,381
Series 2023-2 , Class D , 8 .30% , 5/15/34 , Callable 2/15/28 @ 100 (a) ............... 667,000 644,195
Diamond Issuer , Series 2021-1A , Class B , 2 .70% , 11/20/51 , Callable 11/20/25 @ 100 (a) .... 655,000 558,323
DLLAA LLC , Series 2023-1A , Class A3 , 5 .64% , 2/22/28 , Callable 10/20/27 @ 100 (a) ..... 1,000,000 1,008,615
DLLMT LLC , Series 2023-1A , Class A4 , 5 .35% , 3/20/31 , Callable 12/20/26 @ 100 (a) ..... 571,429 573,362
DLLST LLC , Series 2022-1A , Class A4 , 3 .69% , 9/20/28 , Callable 7/20/25 @ 100 (a) ....... 1,000,000 987,388
FirstKey Homes Trust ....................................................
Series 2021-SFR3 , Class B , 2 .44% , 12/17/38 (a) ............................. 1,000,000 917,986
Series 2021-SFR3 , Class C , 2 .54% , 12/17/38 (a) ............................. 1,000,000 918,100
Flexential Issuer , Series 2021-1A , Class A2 , 3 .25% , 11/27/51 , Callable 11/25/25 @ 100 (a) .. 1,000,000 906,014
Ford Credit Floorplan Master Owner Trust , Series 2023-1 , Class C , 5 .75% , 5/15/28 (a) ...... 532,000 530,597
Frontier Issuer LLC , Series 2023-1 , Class B , 8 .30% , 8/20/53 , Callable 7/20/26 @ 100 (a) .... 466,667 465,206
Granite Park Equipment Leasing LLC ........................................
Series 2023-1A , Class B , 6 .62% , 4/20/33 , Callable 8/20/30 @ 100 (a) .............. 327,000 343,396
Series 2023-1A , Class C , 6 .97% , 8/22/33 , Callable 8/20/30 @ 100 (a) .............. 300,000 315,536
Series 2023-1A , Class D , 7 .00% , 8/22/33 , Callable 8/20/30 @ 100 (a) .............. 200,000 200,408
GreatAmerica Leasing Receivables ..........................................
Series 2023-1 , Class B , 5 .21% , 3/15/30 , Callable 7/15/27 @ 100 (a) ............... 500,000 497,660
Series 2024-1 , Class B , 5 .18% , 12/16/30 , Callable 2/15/28 @ 100 (a) .............. 740,000 736,494
Series 2024-1 , Class C , 5 .43% , 12/15/31 , Callable 2/15/28 @ 100 (a) .............. 325,000 323,563
HPEFS Equipment Trust ..................................................
Series 2021-1A , Class D , 1 .03% , 3/20/31 , Callable 4/20/24 @ 100 (a) .............. 1,177,945 1,177,945
Series 2021-2A , Class C , 0 .88% , 9/20/28 , Callable 9/20/24 @ 100 (a) .............. 130,629 129,678

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(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Principal Amount Value
Series 2022-1A , Class D , 2 .40% , 11/20/29 , Callable 5/20/25 @ 100 (a) ............. $ 667,000 $ 642,029
Series 2023-2A , Class D , 6 .97% , 7/21/31 , Callable 10/20/26 @ 100 (a) ............. 500,000 509,308
Series 2024-1A , Class D , 5 .82% , 11/20/31 , Callable 6/20/27 @ 100 (a) ............. 2,069,000 2,068,248
M&T Equipment LEAF1 Notes , Series 2023-1A , Class A4 , 5 .75% , 7/15/30 , Callable 7/15/27
@ 100 (a) ......................................................... 1,038,000 1,047,741
MMAF Equipment Finance LLC ............................................
Series 2021-A , Class A4 , 1 .04% , 11/13/30 (a) ............................... 2,000,000 1,845,591
Series 2024-A , Class A4 , 5 .10% , 7/13/49 , Callable 3/13/31 @ 100 (a) .............. 173,000 172,879
New Economy Assets Phase 1 Sponsor LLC ....................................
Series 2021-1 , Class A1 , 1 .91% , 10/20/61 , Callable 10/20/24 @ 100 (a) ............ 903,000 790,794
Series 2021-1 , Class B1 , 2 .41% , 10/20/61 , Callable 10/20/24 @ 100 (a) ............ 293,000 246,051
NMEF Funding LLC ....................................................
Series 2021-A , Class B , 1 .85% , 12/15/27 , Callable 9/15/24 @ 100 (a) .............. 217,353 216,367
Series 2022-A , Class A2 , 2 .58% , 10/16/28 , Callable 9/15/25 @ 100 (a) ............. 261,636 259,019
Series 2022-A , Class B , 3 .35% , 10/16/28 , Callable 9/15/25 @ 100 (a) .............. 1,000,000 972,638
Series 2022-B , Class A2 , 6 .07% , 6/15/29 , Callable 9/15/26 @ 100 (a) .............. 609,300 610,063
Series 2023-A , Class B , 6 .83% , 6/17/30 , Callable 7/15/27 @ 100 (a) ............... 500,000 509,410
Pawnee Equipment Receivables LLC , Series 2021-1 , Class A2 , 1 .10% , 7/15/27 , Callable
7/15/25 @ 100 (a) ................................................... 377,548 371,415
Post Road Equipment Finance , Series 2022-1A , Class A2 , 4 .88% , 11/15/28 , Callable 5/15/26
@ 100 (a) ......................................................... 975,000 967,901
Post Road Equipment Finance LLC ..........................................
Series 2024-1A , Class B , 5 .58% , 10/15/30 , Callable 2/15/27 @ 100 (a) ............. 564,000 561,695
Series 2024-1A , Class C , 5 .81% , 10/15/30 , Callable 2/15/27 @ 100 (a) ............. 747,000 741,894
Series 2024-1A , Class D , 6 .77% , 10/15/30 , Callable 2/15/27 @ 100 (a) ............. 167,000 166,085
SCF Equipment Leasing LLC ..............................................
Series 2020-1A , Class B , 2 .02% , 3/20/28 , Callable 1/20/25 @ 100 (a) .............. 21,176 21,131
Series 2021-1A , Class D , 1 .93% , 9/20/30 , Callable 10/20/25 @ 100 (a) ............. 250,000 230,832
Series 2022-2A , Class B , 6 .50% , 2/20/32 , Callable 8/20/29 @ 100 (a) .............. 428,571 437,597
Series 2023-1A , Class B , 6 .37% , 5/20/32 , Callable 8/20/30 @ 100 (a) .............. 857,000 890,135
Series 2023-1A , Class C , 6 .77% , 8/22/33 , Callable 8/20/30 @ 100 (a) .............. 1,437,000 1,507,414
Vantage Data Centers Issuer LLC ...........................................
Series 2019-1A , Class A2 , 3 .19% , 7/15/44 , Callable 4/15/24 @ 100 (a) ............. 455,868 451,648
Series 2020-1A , Class A2 , 1 .65% , 9/15/45 , Callable 4/15/24 @ 100 (a) ............. 1,000,000 936,988
VB-S1 Issuer LLC , Series 2022-1A , Class C2I , 3 .16% , 2/15/52 , Callable 2/15/26 @ 100 (a) .. 1,000,000 911,464
Verdant Receivables LLC .................................................
Series 2023-1A , Class A2 , 6 .24% , 1/13/31 , Callable 3/12/27 @ 100 (a) ............. 473,754 476,959
Series 2023-1A , Class B , 6 .05% , 1/13/31 , Callable 3/12/27 @ 100 (a) .............. 500,000 506,063
Series 2023-1A , Class C , 6 .73% , 1/13/31 , Callable 3/12/27 @ 100 (a) .............. 374,000 381,566
Verizon Master Trust , Series 2024-2 , Class B , 5 .08% , 12/22/31 , Callable 12/20/28 @ 100 (a) . 1,000,000 996,697
61,649,888
Total Asset-Backed Securities (Cost $212,808,153) 213,021,427
Collateralized Loan Obligations (0.6%)
Cash Flow CLO (0.6%):
Barrow Hanley CLO I Ltd. , Series 2023-1A , Class A1 , 7 .62% ( TSFR3M + 230 bps ) , 4/20/35 ,
Callable 4/20/24 @ 100 (a) (b) .......................................... 1,000,000 1,003,899
Palmer Square Loan Funding Ltd. ...........................................
Series 2023-1A , Class A1 , 7 .02% ( TSFR3M + 170 bps ) , 7/20/31 , Callable 7/20/24 @
100 (a) (b) ..................................................... 908,754 908,663
Series 2023-1A , Class A2 , 7 .82% ( TSFR3M + 250 bps ) , 7/20/31 , Callable 7/20/24 @
100 (a) (b) ..................................................... 500,000 500,100
Stratus CLO Ltd. .......................................................
Series 2021-3A , Class A , 6 .53% ( TSFR3M + 121 bps ) , 12/29/29 , Callable 4/20/24 @
100 (a) (b) ..................................................... 621,227 621,220
Series 2021-3A , Class B , 7 .13% ( TSFR3M + 181 bps ) , 12/29/29 , Callable 4/20/24 @
100 (a) (b) ..................................................... 821,000 821,040
3,854,922
Total Collateralized Loan Obligations (Cost $3,850,981) 3,854,922

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(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Principal Amount Value
Collateralized Mortgage Obligations (3.8%)
Agency CMO Other (0.8%):
Federal Home Loan Mortgage Corporation , Series 5270 , Class AB , 5 .50% , 1/25/49 ........ $ 939,383 $ 939,229
Federal National Mortgage Association , Series 2022-88 , Class BA , 5 .50% , 7/25/47 ........ 962,138 958,983
Government National Mortgage Association ....................................
Series 2023-107 , Class PA , 5 .50% , 1/20/46 ................................ 967,473 968,080
Series 2023-128 , Class KA , 6 .00% , 6/20/47 ................................ 964,146 967,875
Series 2023-131 , Class P , 5 .50% , 6/20/48 .................................. 988,101 977,894
4,812,061
Commercial MBS (3.0%):
Aventura Mall Trust , Series 2018-AVM , Class C , 4 .11% , 7/5/40 (a) (c) .................. 1,000,000 904,510
BBCMS Mortgage Trust , Series 2020-BID , Class C , 9 .08% ( TSFR1M + 375 bps ) ,
10/15/37 (a) (b) ..................................................... 1,000,000 976,215
BPR Trust ............................................................
Series 2021-TY , Class A , 6 .49% ( TSFR1M + 116 bps ) , 9/15/38 (a) (b) ............... 1,000,000 994,000
Series 2021-TY , Class C , 7 .14% ( TSFR1M + 181 bps ) , 9/15/38 (a) (b) ............... 1,000,000 975,675
Series 2022-STAR , Class A , 8 .56% ( TSFR1M + 323 bps ) , 8/15/39 (a) (b) ............. 2,000,000 2,004,824
BX Trust .............................................................
Series 2022-CLS , Class B , 6 .30% , 10/13/27 (a) .............................. 1,000,000 934,077
Series 2022-LBA6 , Class C , 6 .93% ( TSFR1M + 160 bps ) , 1/15/39 (a) (b) ............. 1,000,000 987,866
COMM Mortgage Trust ..................................................
Series 2014-277P , Class A , 3 .61% , 8/10/49 , Callable 8/10/24 @ 100 (a) (c) .......... 3,000,000 2,864,114
Series 2014-277P , Class C , 3 .61% , 8/10/49 , Callable 8/10/24 @ 100 (a) (c) .......... 333,000 285,893
Series 2015-PC1 , Class AM , 4 .29% , 7/10/50 , Callable 6/10/25 @ 100 (c) ........... 1,500,000 1,463,327
GS Mortgage Securities Corp. II , Series 2023-SHIP , Class B , 4 .94% , 9/10/38 (a) (c) ........ 1,000,000 969,692
Houston Galleria Mall Trust , Series 2015-HGLR , Class A1A2 , 3 .09% , 3/5/37 (a) .......... 1,000,000 966,971
Hudson Yards Mortgage Trust , Series 2016-10HY , Class A , 2 .84% , 8/10/38 , Callable 8/10/26
@ 100 (a) ......................................................... 1,500,000 1,402,161
SCOTT Trust , Series 2023-SFS , Class AS , 6 .20% , 3/15/40 (a) ....................... 785,714 772,539
SMRT , Series 2022-MINI , Class B , 6 .68% ( TSFR1M + 135 bps ) , 1/15/39 (a) (b) ............ 1,000,000 985,372
17,487,236
Total Collateralized Mortgage Obligations (Cost $22,517,912) 22,299,297
Senior Secured Loans (0.4%)
Consumer Discretionary (0.2%):
Delta Air Lines, Inc. and SkyMiles IP Ltd., Initial Term Loan, First Lien , 9 .07%
( SOFR03M + 375 bps ) , 10/20/27 (b) ....................................... 1,125,000 1,159,223
Industrials (0.2%):
MasTec, Inc., Three-Year Term Loan, First Lien , 6 .70% ( SOFR01M + 138 bps ) , 9/1/25 (b) .... 1,000,000 997,500
Total Senior Secured Loans (Cost $2,124,661) 2,156,723
Corporate Bonds (35.4%)
Communication Services (0.2%):
Paramount Global , 2 .90% , 1/15/27 , Callable 10/15/26 @ 100 ....................... 580,000 531,171
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC , 4 .74% ,
3/20/25 , Callable 5/6/24 @ 100 (a) ....................................... 527,000 524,050
1,055,221
Consumer Discretionary (2.5%):
Advance Auto Parts, Inc.
5 .95% , 3/9/28 , Callable 2/9/28 @ 100 .................................... 1,000,000 1,000,737
3 .90% , 4/15/30 , Callable 1/15/30 @ 100 (d) ................................ 1,000,000 907,092
Association of American Medical Colleges , 2 .12% , 10/1/24 ......................... 750,000 733,474
Brunswick Corp. , 5 .85% , 3/18/29 , Callable 2/18/29 @ 100 ......................... 1,000,000 1,011,155
Daimler Truck Finance North America LLC , 5 .00% , 1/15/27 (a) ...................... 2,000,000 1,996,036
LKQ Corp. , 5 .75% , 6/15/28 , Callable 5/15/28 @ 100 ............................. 1,000,000 1,017,785
Mattel, Inc. , 3 .75% , 4/1/29 , Callable 4/15/24 @ 101.88 (a) .......................... 2,000,000 1,841,632
Nissan Motor Acceptance Co. LLC , 1 .85% , 9/16/26 , Callable 8/16/26 @ 100 (a) .......... 1,513,000 1,369,052

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VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Principal Amount Value
Nordstrom, Inc. , 2 .30% , 4/8/24 ............................................. $ 1,000,000 $ 998,397
QVC, Inc. , 4 .45% , 2/15/25 , Callable 11/15/24 @ 100 ............................. 617,000 597,644
Tapestry, Inc.
7 .00% , 11/27/26 .................................................... 1,000,000 1,030,470
7 .35% , 11/27/28 , Callable 10/27/28 @ 100 ................................. 500,000 526,934
Volkswagen Group of America Finance LLC
6 .20% , 11/16/28 , Callable 10/16/28 @ 100 (a) (d) ............................. 1,000,000 1,040,374
5 .25% , 3/22/29 , Callable 2/22/29 @ 100 (a) ................................ 1,000,000 1,000,878
15,071,660
Consumer Staples (0.8%):
Bimbo Bakeries USA, Inc. , 6 .05% , 1/15/29 , Callable 12/15/28 @ 100 (a) ............... 1,000,000 1,034,633
Campbell Soup Co. , 5 .20% , 3/19/27 ......................................... 1,000,000 1,002,531
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
6 .50% , 4/15/29 , Callable 4/15/24 @ 103.25 ................................ 319,000 321,798
3 .75% , 12/1/31 , Callable 12/1/26 @ 101.88 ................................ 864,000 747,869
Keurig Dr Pepper, Inc. , 5 .05% , 3/15/29 , Callable 2/15/29 @ 100 ..................... 1,000,000 1,001,649
Sodexo, Inc. , 2 .72% , 4/16/31 , Callable 1/16/31 @ 100 (a) .......................... 1,000,000 846,541
4,955,021
Energy (1.7%):
Antero Resources Corp. , 7 .63% , 2/1/29 , Callable 5/6/24 @ 103.81 (a) .................. 500,000 513,924
Apache Corp. , 7 .75% , 12/15/29 ............................................. 750,000 812,743
Energy Transfer LP
6 .75% ( H15T5Y + 513 bps ) , Callable 5/15/25 @ 100 (b) (e) ...................... 167,000 164,296
6 .50% ( H15T5Y + 569 bps ) , Callable 11/15/26 @ 100 (b) (e) ...................... 1,000,000 981,546
8 .00% , 4/1/29 , Callable 5/6/24 @ 104 (a) .................................. 250,000 259,623
EnLink Midstream Partners LP , 4 .40% , 4/1/24 .................................. 2,000,000 2,000,000
Gray Oak Pipeline LLC , 2 .60% , 10/15/25 , Callable 9/15/25 @ 100 (a) ................. 690,000 657,869
Hilcorp Energy I LP/Hilcorp Finance Co. , 6 .00% , 4/15/30 , Callable 4/15/25 @ 103 (a) ...... 667,000 652,599
Parsley Energy LLC/Parsley Finance Corp. , 4 .13% , 2/15/28 , Callable 5/6/24 @ 101.03 (a) ... 2,000,000 1,906,446
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6 .50% , 7/15/27 , Callable 5/6/24 @ 103.25 ................................. 1,000,000 1,011,402
5 .00% , 1/15/28 , Callable 5/6/24 @ 101.67 ................................. 871,000 857,591
9,818,039
Financials (19.2%):
Ally Financial, Inc. , 6 .99% ( SOFR + 326 bps ) , 6/13/29 , Callable 6/13/28 @ 100 (b) ......... 2,056,000 2,134,253
Antares Holdings LP , 8 .50% , 5/18/25 , Callable 4/18/25 @ 100 (a) ..................... 1,000,000 1,017,017
Ares Capital Corp. , 3 .25% , 7/15/25 , Callable 6/15/25 @ 100 ........................ 750,000 724,851
Assurant, Inc. , 6 .10% , 2/27/26 , Callable 1/27/26 @ 100 (d) ......................... 1,765,000 1,776,364
Athene Global Funding , 1 .72% , 1/7/25 (a) ...................................... 1,000,000 969,473
Bank of America Corp.
6 .10% ( TSFR3M + 416 bps ) , Callable 3/17/25 @ 100 (b) (e) ...................... 1,000,000 1,002,414
6 .50% ( TSFR3M + 444 bps ) , Callable 10/23/24 @ 100 (b) (d) (e) ................... 500,000 500,316
Blackstone Private Credit Fund
1 .75% , 9/15/24 .................................................... 1,000,000 979,812
2 .35% , 11/22/24 .................................................... 1,000,000 976,298
7 .05% , 9/29/25 .................................................... 500,000 507,845
2 .63% , 12/15/26 , Callable 11/15/26 @ 100 ................................. 500,000 456,697
Blue Owl Credit Income Corp.
5 .50% , 3/21/25 .................................................... 2,500,000 2,481,243
7 .75% , 9/16/27 , Callable 8/16/27 @ 100 .................................. 1,000,000 1,024,396
Brighthouse Financial Global Funding , 1 .00% , 4/12/24 (a) .......................... 750,000 748,954
Cadence Bank
7 .25% ( US0003M + 454 bps ) , 6/28/29 , Callable 6/28/24 @ 100 (a) (b) ............... 1,000,000 986,657
4 .75% ( US0003M + 303 bps ) , 6/30/29 , Callable 6/30/24 @ 100 (b) ................. 2,082,000 2,039,170
Capital One Financial Corp.
4 .17% ( SOFR + 137 bps ) , 5/9/25 , Callable 5/9/24 @ 100 (b) ...................... 1,000,000 997,938
5 .47% ( SOFR + 208 bps ) , 2/1/29 , Callable 2/1/28 @ 100 (b) ...................... 1,000,000 998,190
6 .31% ( SOFR + 264 bps ) , 6/8/29 , Callable 6/8/28 @ 100 (b) ...................... 1,000,000 1,027,649
CDW LLC/CDW Finance Corp. , 2 .67% , 12/1/26 , Callable 11/1/26 @ 100 .............. 825,000 767,865
Citizens Bank NA
4 .12% ( SOFR + 140 bps ) , 5/23/25 , Callable 5/23/24 @ 100 (b) .................... 760,000 756,990

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VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Principal Amount Value
6 .06% ( SOFR + 145 bps ) , 10/24/25 , Callable 10/24/24 @ 100 (b) .................. $ 2,000,000 $ 1,992,488
4 .58% ( SOFR + 200 bps ) , 8/9/28 , Callable 8/9/27 @ 100 (b) ...................... 334,000 319,541
Citizens Financial Group, Inc. , 5 .65% ( H15T5Y + 531 bps ) , Callable 10/6/25 @ 100 (b) (e) .... 400,000 390,818
DAE Funding LLC , 1 .55% , 8/1/24 , Callable 7/1/24 @ 100 (a) ....................... 250,000 246,004
Enact Holdings, Inc. , 6 .50% , 8/15/25 , Callable 2/15/25 @ 100 (a) ..................... 2,848,000 2,847,273
Entergy Texas Restoration Funding II LLC , 3 .05% , 12/15/27 ........................ 466,288 447,007
EverBank Financial Corp.
5 .75% , 7/2/25 , Callable 6/2/25 @ 100 .................................... 1,000,000 943,749
10 .29% ( TSFR3M + 497 bps ) , 3/15/26 , Callable 5/6/24 @ 100 (b) .................. 750,000 733,427
F&G Global Funding , 5 .15% , 7/7/25 (a) ....................................... 1,000,000 984,515
Farm Credit Bank of Texas , 5 .70% ( H15T5Y + 542 bps ) , Callable 9/15/25 @ 100 (a) (b) (e) .... 1,700,000 1,667,849
Fifth Third Bancorp , 4 .50% ( H15T5Y + 422 bps ) , Callable 9/30/25 @ 100 (b) (e) ........... 2,916,000 2,805,882
First American Financial Corp. , 4 .60% , 11/15/24 ................................ 2,399,000 2,375,257
First Citizens Bancshares, Inc. , 3 .38% ( TSFR3M + 247 bps ) , 3/15/30 , Callable 3/15/25 @ 100 (b) 1,000,000 955,343
First Financial Bancorp , 5 .13% , 8/25/25 ....................................... 1,000,000 921,059
Ford Motor Credit Co. LLC
3 .38% , 11/13/25 , Callable 10/13/25 @ 100 ................................. 1,000,000 962,327
4 .95% , 5/28/27 , Callable 4/28/27 @ 100 .................................. 1,000,000 975,895
2 .90% , 2/10/29 , Callable 12/10/28 @ 100 ................................. 1,000,000 881,938
FS KKR Capital Corp.
4 .25% , 2/14/25 , Callable 1/14/25 @ 100 (a) ................................ 1,400,000 1,375,199
3 .40% , 1/15/26 , Callable 12/15/25 @ 100 ................................. 1,024,000 971,661
Fulton Financial Corp. , 3 .25% ( TSFR3M + 230 bps ) , 3/15/30 , Callable 3/15/25 @ 100 (b) .... 1,000,000 825,815
GA Global Funding Trust , 1 .63% , 1/15/26 (a) ................................... 500,000 463,439
Glencore Funding LLC , 5 .34% , 4/4/27 (a) ...................................... 1,000,000 999,481
Hikma Finance USA LLC , 3 .25% , 7/9/25 ...................................... 2,400,000 2,317,005
Horace Mann Educators Corp. , 7 .25% , 9/15/28 , Callable 8/15/28 @ 100 ................ 2,000,000 2,138,383
HSB Group, Inc. , 6 .49% ( TSFR3M + 117 bps ) , 7/15/27 , Callable 5/6/24 @ 100 (b) .......... 750,000 700,622
Huntington Bancshares, Inc. , 4 .45% ( H15T7Y + 405 bps ) , Callable 10/15/27 @ 100 (b) (e) .... 1,150,000 1,044,128
Hyundai Capital America , 5 .30% , 1/8/29 , Callable 12/8/28 @ 100 (a) .................. 2,000,000 2,000,960
Kemper Corp.
4 .35% , 2/15/25 , Callable 11/15/24 @ 100 .................................. 1,000,000 986,504
2 .40% , 9/30/30 , Callable 6/30/30 @ 100 .................................. 837,000 671,737
3 .80% , 2/23/32 , Callable 11/23/31 @ 100 .................................. 450,000 384,257
KeyCorp. , 3 .88% ( SOFRINDX + 125 bps ) , 5/23/25 , Callable 5/23/24 @ 100 , MTN (b) ....... 2,250,000 2,239,922
Luther Burbank Corp. , 6 .50% , 9/30/24 , Callable 8/31/24 @ 100 (a) .................... 1,250,000 1,225,742
M&T Bank Corp.
3 .50% ( H15T5Y + 268 bps ) , Callable 9/1/26 @ 100 (b) (e) ....................... 300,000 230,825
4 .00% , 7/15/24 , Callable 5/6/24 @ 100 ................................... 1,000,000 992,230
Main Street Capital Corp.
5 .20% , 5/1/24 ..................................................... 1,400,000 1,395,827
3 .00% , 7/14/26 , Callable 6/14/26 @ 100 .................................. 500,000 465,451
Manufacturers & Traders Trust Co. , 4 .65% , 1/27/26 , Callable 12/27/25 @ 100 ........... 1,000,000 978,185
Midwest Connector Capital Co. LLC , 3 .90% , 4/1/24 (a) ............................ 2,500,000 2,500,000
Morgan Stanley , 0 .79% ( SOFR + 53 bps ) , 5/30/25 , Callable 5/30/24 @ 100 (b) ............. 1,000,000 990,612
MPT Operating Partnership LP/MPT Finance Corp. , 5 .00% , 10/15/27 , Callable 5/6/24 @
101.67 (d) ........................................................ 2,000,000 1,688,269
National General Holdings Corp. , 6 .75% , 5/15/24 (a) .............................. 1,000,000 1,000,557
NMI Holdings, Inc. , 7 .38% , 6/1/25 , Callable 3/30/25 @ 100 (a) ...................... 2,000,000 2,018,989
Penske Truck Leasing Co. LP/PTL Finance Corp.
5 .75% , 5/24/26 , Callable 4/24/26 @ 100 (a) ................................ 1,000,000 1,007,277
5 .35% , 3/30/29 , Callable 2/28/29 @ 100 (a) ................................ 1,000,000 1,000,448
PRA Group, Inc. , 8 .38% , 2/1/28 , Callable 2/1/25 @ 104.19 (a) ....................... 1,444,000 1,435,096
Radian Group, Inc.
4 .50% , 10/1/24 , Callable 7/1/24 @ 100 ................................... 2,503,000 2,478,880
6 .20% , 5/15/29 , Callable 4/15/29 @ 100 .................................. 1,000,000 1,014,584
Regions Financial Corp. , 5 .75% ( H15T5Y + 543 bps ) , Callable 6/15/25 @ 100 (b) (e) ........ 2,998,000 2,951,072
SCE Recovery Funding LLC , 0 .86% , 11/15/31 .................................. 1,539,263 1,309,454
Starwood Property Trust, Inc. , 3 .63% , 7/15/26 , Callable 1/15/26 @ 100 (a) .............. 500,000 468,840
Stewart Information Services Corp. , 3 .60% , 11/15/31 , Callable 8/15/31 @ 100 ........... 1,700,000 1,394,124
Synchrony Bank , 5 .40% , 8/22/25 , Callable 7/22/25 @ 100 ......................... 1,000,000 990,979
Synchrony Financial
4 .88% , 6/13/25 , Callable 5/13/25 @ 100 .................................. 1,000,000 985,272
3 .95% , 12/1/27 , Callable 9/1/27 @ 100 ................................... 1,000,000 935,676

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Principal Amount Value
Synovus Bank , 5 .63% , 2/15/28 , Callable 1/15/28 @ 100 ........................... $ 1,000,000 $ 971,360
Synovus Financial Corp. , 7 .54% ( USISOA05 + 338 bps ) , 2/7/29 (b) .................... 1,500,000 1,432,294
Texas Capital Bancshares, Inc. , 4 .00% ( H15T5Y + 315 bps ) , 5/6/31 , Callable 5/6/26 @ 100 (b) . 1,500,000 1,278,495
Texas Capital Bank NA , 5 .25% , 1/31/26 ...................................... 1,000,000 931,912
The Bank of New York Mellon Corp.
4 .70% ( H15T5Y + 436 bps ) , Callable 9/20/25 @ 100 (b) (e) ...................... 1,000,000 980,071
4 .98% ( SOFR + 109 bps ) , 3/14/30 , Callable 3/14/29 @ 100 (b) (d) .................. 1,000,000 1,000,466
The Charles Schwab Corp. , 5 .38% ( H15T5Y + 497 bps ) , Callable 6/1/25 @ 100 (b) (e) ....... 3,000,000 2,978,010
The Huntington National Bank , 5 .50% ( TSFR3M + 535 bps ) , 5/6/30 , Callable 5/6/25 @ 100 (b) 2,000,000 1,870,000
The Prudential Insurance Co. of America , 8 .30% , 7/1/25 (a) ......................... 1,000,000 1,027,525
Truist Financial Corp.
4 .95% ( H15T5Y + 461 bps ) , Callable 9/1/25 @ 100 (b) (e) ....................... 3,000,000 2,949,799
7 .16% ( SOFR + 245 bps ) , 10/30/29 , Callable 10/30/28 @ 100 , MTN (b) ............. 1,000,000 1,067,180
U.S. Bancorp , 5 .78% ( SOFR + 202 bps ) , 6/12/29 , Callable 6/12/28 @ 100 (b) ............. 1,500,000 1,528,245
UL Solutions, Inc. , 6 .50% , 10/20/28 , Callable 9/20/28 @ 100 (a) ..................... 1,000,000 1,042,400
Wells Fargo & Co.
3 .90% ( H15T5Y + 345 bps ) , Callable 3/15/26 @ 100 (b) (e) ...................... 1,000,000 950,830
5 .90% , Callable 6/15/24 @ 100 (e) ....................................... 3,750,000 3,744,298
113,655,151
Health Care (1.4%):
Blue Cross And Blue Shield of Minnesota , 3 .79% , 5/1/25 , Callable 2/1/25 @ 100 (a) ....... 2,006,000 1,952,372
Health Care Service Corp. A Mutual Legal Reserve Co. , 2 .20% , 6/1/30 , Callable 3/1/30 @
100 (a) ........................................................... 1,000,000 842,133
Humana, Inc. , 5 .38% , 4/15/31 , Callable 2/15/31 @ 100 ............................ 1,250,000 1,251,174
Quest Diagnostics, Inc. , 4 .25% , 4/1/24 ........................................ 2,000,000 2,000,000
Solventum Corp.
5 .45% , 2/25/27 , Callable 1/25/27 @ 100 (a) ................................ 1,000,000 1,003,398
5 .40% , 3/1/29 , Callable 2/1/29 @ 100 (a) .................................. 1,000,000 1,002,355
8,051,432
Industrials (3.2%):
AGCO Corp. , 5 .45% , 3/21/27 , Callable 2/21/27 @ 100 ............................ 1,000,000 1,004,654
American Airlines Pass Through Trust , 4 .00% , 9/22/27 ............................ 465,760 434,931
AON North America, Inc. , 5 .15% , 3/1/29 , Callable 2/1/29 @ 100 ..................... 1,000,000 1,005,923
British Airways Pass Through Trust , 4 .63% , 6/20/24 (a) ............................ 171,632 170,893
CNH Industrial Capital LLC , 5 .10% , 4/20/29 , Callable 3/20/29 @ 100 ................. 1,000,000 997,414
Concentrix Corp. , 6 .60% , 8/2/28 , Callable 7/2/28 @ 100 ........................... 1,000,000 1,011,417
Delta Air Lines Pass Through Trust , 2 .00% , 6/10/28 .............................. 790,721 714,083
HEICO Corp. , 5 .25% , 8/1/28 , Callable 7/1/28 @ 100 ............................. 1,000,000 1,006,237
Hexcel Corp. , 4 .95% , 8/15/25 , Callable 5/15/25 @ 100 ............................ 1,600,000 1,586,429
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. , 6 .50% , 6/20/27 ,
Callable 5/6/24 @ 103.25 (a) ........................................... 1,298,036 1,307,380
Molex Electronic Technologies LLC , 3 .90% , 4/15/25 , Callable 1/15/25 @ 100 (a) ......... 1,950,000 1,901,068
RXO, Inc. , 7 .50% , 11/15/27 , Callable 11/15/24 @ 103.75 (a) ........................ 500,000 513,338
Ryder System, Inc.
5 .25% , 6/1/28 , Callable 5/1/28 @ 100 , MTN ............................... 1,000,000 1,004,650
5 .38% , 3/15/29 , Callable 2/15/29 @ 100 , MTN ............................. 1,000,000 1,008,572
Spirit Airlines Pass Through Trust , 4 .45% , 4/1/24 ................................ 660,745 660,745
Stanley Black & Decker, Inc. , 6 .27% , 3/6/26 , Callable 4/15/24 @ 100 ................. 1,000,000 1,000,989
The Nature Conservancy , 0 .63% , 7/1/24 ....................................... 650,000 641,993
United Airlines Pass Through Trust
4 .15% , 4/11/24 ..................................................... 483,203 482,280
4 .88% , 1/15/26 .................................................... 190,708 187,319
US Airways Pass Through Trust , 3 .95% , 11/15/25 ................................ 1,099,318 1,069,838
XPO, Inc. , 6 .25% , 6/1/28 , Callable 6/1/25 @ 103.13 (a) ............................ 1,019,000 1,028,963
18,739,116
Information Technology (0.2%):
Arrow Electronics, Inc. , 6 .13% , 3/1/26 , Callable 4/11/24 @ 100 ...................... 1,000,000 998,900
Materials (0.4%):
Bayport Polymers LLC , 4 .74% , 4/14/27 , Callable 3/14/27 @ 100 (a) ................... 1,700,000 1,630,881

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Principal Amount Value
Celanese U.S. Holdings LLC , 6 .17% , 7/15/27 , Callable 6/15/27 @ 100 ................ $ 1,000,000 $ 1,018,567
2,649,448
Real Estate (5.1%):
Boston Properties LP , 6 .75% , 12/1/27 , Callable 11/1/27 @ 100 ...................... 1,500,000 1,557,197
CBRE Services, Inc. , 4 .88% , 3/1/26 , Callable 12/1/25 @ 100 ........................ 1,097,000 1,085,773
DOC DR. LLC
4 .30% , 3/15/27 , Callable 12/15/26 @ 100 ................................. 750,000 734,094
3 .95% , 1/15/28 , Callable 10/15/27 @ 100 ................................. 450,000 429,984
2 .63% , 11/1/31 , Callable 8/1/31 @ 100 ................................... 500,000 411,698
Essex Portfolio LP , 1 .70% , 3/1/28 , Callable 1/1/28 @ 100 .......................... 500,000 438,628
Extra Space Storage LP , 5 .90% , 1/15/31 , Callable 11/15/30 @ 100 .................... 1,000,000 1,035,620
Federal Realty OP LP , 5 .38% , 5/1/28 , Callable 4/1/28 @ 100 ........................ 1,000,000 1,001,384
Highwoods Realty LP
4 .13% , 3/15/28 , Callable 12/15/27 @ 100 ................................. 600,000 561,761
4 .20% , 4/15/29 , Callable 1/15/29 @ 100 .................................. 2,250,000 2,051,006
Jones Lang LaSalle, Inc. , 6 .88% , 12/1/28 , Callable 11/1/28 @ 100 .................... 1,000,000 1,058,396
Kilroy Realty LP , 4 .38% , 10/1/25 , Callable 7/1/25 @ 100 .......................... 1,600,000 1,566,506
Kimco Realty OP LLC , 3 .80% , 4/1/27 , Callable 1/1/27 @ 100 ....................... 1,000,000 960,848
Kite Realty Group LP , 4 .00% , 10/1/26 , Callable 7/1/26 @ 100 ....................... 725,000 690,920
Kite Realty Group Trust , 4 .00% , 3/15/25 , Callable 12/15/24 @ 100 ................... 2,000,000 1,962,480
LXP Industrial Trust
4 .40% , 6/15/24 , Callable 5/6/24 @ 100 ................................... 2,183,000 2,164,577
6 .75% , 11/15/28 , Callable 10/15/28 @ 100 ................................. 1,000,000 1,043,472
OMEGA Healthcare Investors, Inc. , 4 .95% , 4/1/24 ............................... 568,000 568,000
Realty Income Corp. , 5 .05% , 1/13/26 , Callable 4/15/24 @ 100 ...................... 1,000,000 996,929
Retail Opportunity Investments Partnership LP
4 .00% , 12/15/24 , Callable 9/15/24 @ 100 ................................. 500,000 491,913
6 .75% , 10/15/28 , Callable 9/15/28 @ 100 ................................. 1,500,000 1,554,037
SBA Tower Trust , 6 .60% , 1/15/28 , Callable 1/15/27 @ 100 (a) ....................... 421,000 431,292
SITE Centers Corp. , 3 .63% , 2/1/25 , Callable 11/1/24 @ 100 ........................ 1,000,000 985,110
The NHP Foundation , 5 .85% , 12/1/28 , Callable 6/1/28 @ 100 ....................... 1,000,000 1,017,157
UDR, Inc. , 3 .50% , 7/1/27 , Callable 4/1/27 @ 100 , MTN ........................... 1,120,000 1,057,270
VICI Properties LP/VICI Note Co., Inc. , 3 .50% , 2/15/25 , Callable 4/15/24 @ 100 (a) ....... 864,000 845,431
Vornado Realty LP , 2 .15% , 6/1/26 , Callable 5/1/26 @ 100 .......................... 1,500,000 1,361,424
WEA Finance LLC/Westfield UK & Europe Finance PLC , 3 .75% , 9/17/24 , Callable 6/17/24 @
100 (a) ........................................................... 1,700,000 1,674,847
WP Carey, Inc. , 4 .60% , 4/1/24 .............................................. 750,000 750,000
30,487,754
Utilities (0.7%):
Black Hills Corp. , 5 .95% , 3/15/28 , Callable 2/15/28 @ 100 ......................... 1,000,000 1,031,725
DTE Energy Co. , 4 .88% , 6/1/28 , Callable 5/1/28 @ 100 ........................... 1,000,000 989,609
Florida Power & Light Co. , 5 .05% , 4/1/28 , Callable 3/1/28 @ 100 .................... 1,000,000 1,011,567
Public Service Enterprise Group, Inc. , 5 .20% , 4/1/29 , Callable 3/1/29 @ 100 ............ 1,000,000 1,000,429
4,033,330
Total Corporate Bonds (Cost $208,999,695) 209,515,072
Yankee Dollars (6.3%)
Consumer Discretionary (0.1%):
Borgwarner Jersey Ltd. , 5 .00% , 10/1/25 (a) ..................................... 500,000 487,784
Consumer Staples (0.2%):
BAT International Finance PLC , 4 .45% , 3/16/28 , Callable 2/16/28 @ 100 ............... 1,000,000 971,344
Energy (0.7%):
Enbridge, Inc. , 5 .75% ( H15T5Y + 531 bps ) , 7/15/80 , Callable 4/15/30 @ 100 (b) ........... 1,515,000 1,428,962
Harbour Energy PLC , 5 .50% , 10/15/26 , Callable 5/6/24 @ 102.75 (a) .................. 1,500,000 1,463,958
TransCanada PipeLines Ltd. , 6 .20% , 3/9/26 , Callable 4/22/24 @ 100 .................. 600,000 598,995
Var Energi ASA , 5 .00% , 5/18/27 , Callable 4/18/27 @ 100 (a) ........................ 1,000,000 977,860
4,469,775

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Principal Amount Value
Financials (2.6%):
Avolon Holdings Funding Ltd. , 6 .38% , 5/4/28 , Callable 4/4/28 @ 100 (a) ............... $ 1,000,000 $ 1,022,101
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand , 7 .53%
( H15T5Y + 300 bps ) , 10/1/28 (a) (b) ....................................... 1,500,000 1,564,538
Barclays PLC
7 .33% ( H15T1Y + 305 bps ) , 11/2/26 , Callable 11/2/25 @ 100 (b) .................. 1,000,000 1,024,230
6 .49% ( SOFR + 222 bps ) , 9/13/29 , Callable 9/13/28 @ 100 (b) .................... 1,000,000 1,039,475
BBVA Bancomer SA
4 .38% , 4/10/24 (a) .................................................. 1,000,000 996,728
5 .35% ( H15T5Y + 300 bps ) , 11/12/29 , Callable 11/12/24 @ 100 (a) (b) .............. 2,200,000 2,175,322
Beazley Insurance DAC
5 .88% , 11/4/26 ..................................................... 250,000 245,833
5 .50% , 9/10/29 .................................................... 1,250,000 1,202,722
BP Capital Markets PLC , 4 .38% ( H15T5Y + 404 bps ) , Callable 6/22/25 @ 100 (b) (e) ........ 207,000 203,085
Cooperatieve Rabobank UA , 4 .00% ( USSW5 + 189 bps ) , 4/10/29 , Callable 4/10/24 @ 100 ,
MTN (b) ......................................................... 1,800,000 1,798,590
Danske Bank A/S , 3 .77% ( H15T1Y + 145 bps ) , 3/28/25 (a) (b) ........................ 2,000,000 2,000,000
Nationwide Building Society , 4 .00% , 9/14/26 (a) ................................. 1,000,000 959,045
NatWest Group PLC , 7 .47% ( H15T1Y + 285 bps ) , 11/10/26 , Callable 11/10/25 @ 100 (b) ..... 500,000 513,855
Phoenix Group Holdings PLC , 4 .75% ( H15T5Y + 428 bps ) , 9/4/31 , Callable 6/4/26 @ 100 (b) . 1,000,000 963,628
15,709,152
Health Care (0.1%):
Galaxy Pipeline Assets Bidco Ltd. , 1 .75% , 9/30/27 (a) ............................. 323,300 303,735
Smith & Nephew PLC , 5 .15% , 3/20/27 , Callable 2/20/27 @ 100 ..................... 500,000 499,565
803,300
Industrials (1.1%):
Air Canada Pass Through Trust , 4 .13% , 5/15/25 (a) ............................... 1,400,223 1,368,602
Aircastle Ltd. , 5 .25% ( H15T5Y + 441 bps ) , Callable 6/15/26 @ 100 (a) (b) (e) .............. 1,000,000 955,537
Element Fleet Management Corp.
5 .64% , 3/13/27 , Callable 2/13/27 @ 100 (a) ................................ 2,000,000 2,005,847
6 .32% , 12/4/28 , Callable 11/4/28 @ 100 (a) ................................ 1,000,000 1,033,193
Triton Container International Ltd. , 1 .15% , 6/7/24 , Callable 5/7/24 @ 100 (a) ............ 1,000,000 990,656
6,353,835
Materials (1.1%):
Alcoa Nederland Holding BV , 7 .13% , 3/15/31 , Callable 3/15/27 @ 103.56 (a) ............ 150,000 152,833
Braskem Netherlands Finance BV , 4 .50% , 1/10/28 , Callable 10/10/27 @ 100 (a) .......... 1,500,000 1,348,846
Endeavour Mining PLC , 5 .00% , 10/14/26 , Callable 5/7/24 @ 102.5 (a) ................. 500,000 474,359
OCI NV , 4 .63% , 10/15/25 , Callable 5/6/24 @ 101.16 (a) ........................... 1,000,000 979,682
Syngenta Finance NV , 4 .89% , 4/24/25 , Callable 2/24/25 @ 100 (a) .................... 1,423,000 1,404,662
West Fraser Timber Co. Ltd. , 4 .35% , 10/15/24 , Callable 7/15/24 @ 100 (a) .............. 2,171,000 2,142,866
6,503,248
Real Estate (0.2%):
Ontario Teachers' Cadillac Fairview Properties Trust , 3 .88% , 3/20/27 , Callable 12/20/26 @
100 (a) ........................................................... 1,000,000 948,154
Utilities (0.2%):
Algonquin Power Utilities Corp. , 5 .37% , 6/15/26 ................................ 1,000,000 994,724
Total Yankee Dollars (Cost $36,867,532) 37,241,316
Municipal Bonds (0.8%)
Alabama (0.2%):
Black Belt Energy Gas District Revenue , Series D-2 , 6 .00% , 2/1/29 , Continuously Callable
@100 ........................................................... 1,000,000 1,048,290
California (0.1%):
California Statewide Communities Development Authority Revenue , 2 .15% , 11/15/30 ,
Continuously Callable @100 ........................................... 940,000 854,518

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Principal Amount Value
Colorado (0.1%):
Colorado Health Facilities Authority Revenue , Series B , 2 .80% , 12/1/26 ................ $ 365,000 $ 342,256
Maryland (0.3%):
Maryland Health & Higher Educational Facilities Authority Revenue
1 .81% , 1/1/25 ..................................................... 1,000,000 965,511
1 .89% , 1/1/26 ..................................................... 1,000,000 928,476
1,893,987
Michigan (0.0%):(f)
Michigan Finance Authority Revenue , Series A-1 , 2 .33% , 6/1/30 ..................... 251,214 248,321
Rhode Island (0.1%):
Providence Redevelopment Agency Revenue , Series A , 2 .50% , 3/15/26 ................ 410,000 388,981
Total Municipal Bonds (Cost $4,966,214) 4,776,353
U.S. Government Agency Mortgages (0.1%)
Federal Home Loan Mortgage Corporation
5 .50% , 10/1/38 .................................................... 881,748 887,598
Total U.S. Government Agency Mortgages (Cost $867,519) 887,598
U.S. Treasury Obligations (8.0%)
U.S. Treasury Notes
4 .50% , 11/30/24 .................................................... 5,000,000 4,976,172
4 .25% , 10/15/25 .................................................... 4,000,000 3,967,031
4 .63% , 9/15/26 .................................................... 1,000,000 1,002,344
0 .50% , 8/31/27 .................................................... 10,000,000 8,784,375
4 .00% , 6/30/28 .................................................... 9,000,000 8,900,859
1 .63% , 8/15/29 .................................................... 11,000,000 9,657,656
4 .13% , 8/31/30 .................................................... 10,000,000 9,939,844
Total U.S. Treasury Obligations (Cost $46,916,739) 47,228,281
Commercial Paper (8.4%)
Energy (6.1%):
Brookfield Corp. Treasury Ltd. , 5 .67% , 4/8/24 (g) ................................ 5,300,000 5,290,796
Crown Castle International Corp. , 5 .78% , 4/3/24 (g) .............................. 3,000,000 2,997,138
Crown Castle, Inc. , 5 .76% , 4/9/24 (a) (g) ....................................... 400,000 399,233
FMC Corp.
5 .95% , 4/1/24 (a) (g) ................................................. 1,800,000 1,798,790
6 .02% , 4/11/24 (a) (g) ................................................ 3,000,000 2,992,923
6 .13% , 4/22/24 (g) .................................................. 1,000,000 995,765
Guadalupe Valley Electric Cooperative, Inc.
6 .18% , 4/2/24 (g) ................................................... 5,600,000 5,595,083
6 .08% , 4/24/24 (g) .................................................. 250,000 248,967
International Flavors & Fragrances, Inc. , 6 .01% , 4/3/24 (a) (g) ........................ 2,200,000 2,198,010
Marathon Oil Corp. , 5 .85% , 4/3/24 (g) ........................................ 5,300,000 5,295,205
Ovintiv, Inc.
6 .07% , 4/19/24 (g) .................................................. 3,800,000 3,785,735
6 .13% , 4/30/24 (g) .................................................. 2,000,000 1,988,817
Targa Resources Corp. , 5 .80% , 4/1/24 (a) (g) .................................... 2,300,000 2,298,540
35,885,002
Industrials (0.8%):
Stanley Black & Decker, Inc. , 5 .91% , 4/2/24 (g) ................................. 4,600,000 4,596,354
Information Technology (0.5%):
Jabil, Inc. , 5 .95% , 4/1/24 (g) ............................................... 3,000,000 2,997,975
Materials (0.6%):
International Flavors & Fragrances, Inc. , 6 .08% , 4/2/24 (a) (g) ........................ 3,600,000 3,597,286

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Principal Amount Value
Utilities (0.4%):
The AES Corp. , 5 .87% , 4/2/24 (g) ........................................... $ 2,600,000 $ 2,597,872
Total Commercial Paper (Cost $49,706,651) 49,674,489
Shares
Collateral for Securities Loaned (0.3%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .21% (h) ........ 494,550 494,550
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .24% (h) ............ 494,550 494,550
Invesco Government & Agency Portfolio, Institutional Shares , 5 .24% (h) ............... 494,550 494,550
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .22% (h) . 494,550 494,550
Total Collateral for Securities Loaned (Cost $1,978,200) 1,978,200
Total Investments (Cost $591,604,257) — 100.1% 592,633,678
Liabilities in excess of other assets — (0.1)% (476,449)
NET ASSETS - 100.00% $ 592,157,229
At March 31, 2024, the Fund's investments in foreign securities were 9.8% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2024, the fair value of these securities was
$312,460,403 and amounted to 52.8% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2024.
(c) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at March 31, 2024.
(d) All or a portion of this security is on loan.
(e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(f) Amount represents less than 0.05% of net assets.
(g) Rate represents the effective yield at March 31, 2024.
(h) Rate disclosed is the daily yield on March 31, 2024.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of March 31, 2024.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of March 31, 2024.
H15T7Y
—
7 Year Treasury Constant Maturity Rate, rate disclosed as of March 31, 2024.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
LIBOR
—
London Interbank Offered Rate
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of March 31, 2024.
SOFR01M
—
1 Month SOFR, rate disclosed as of March 31, 2024.
SOFR03M
—
3 Month SOFR, rate disclosed as of March 31, 2024.
TSFR1M
—
1 month Term SOFR, rate disclosed as of March 31, 2024.
TSFR3M
—
3 month Term SOFR, rate disclosed as of March 31, 2024.
US0003M
—
3 Month US Dollar LIBOR, rate disclosed as of March 31, 2024, based on the last reset date of the security.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of March 31, 2024.
USSW5
—
USD 5 Year Swap Rate, rate disclosed as of March 31, 2024.

Schedule of Portfolio Investments
March 31, 2024
Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Security Description Principal Amount Value
Asset-Backed Securities (10.7%)
ABS Auto (6.5%):
Ally Auto Receivables Trust , Series 2024-1 , Class B , 5 .16% , 10/15/29 , Callable 9/15/27 @ 100 $ 1,263,000 $ 1,258,382
American Credit Acceptance Receivables Trust , Series 2022-1 , Class C , 2 .12% , 3/13/28 ,
Callable 4/13/25 @ 100 (a) ............................................ 459,368 456,470
AmeriCredit Automobile Receivables Trust ....................................
Series 2021-1 , Class D , 1 .21% , 12/18/26 , Callable 6/18/25 @ 100 ................ 1,135,000 1,072,407
Series 2021-3 , Class B , 1 .17% , 8/18/27 , Callable 4/18/26 @ 100 ................. 1,000,000 954,530
ARI Fleet Lease Trust ....................................................
Series 2022-A , Class A3 , 3 .43% , 1/15/31 , Callable 3/15/25 @ 100 (a) .............. 762,000 746,721
Series 2022-A , Class B , 3 .79% , 1/15/31 , Callable 3/15/25 @ 100 (a) ............... 467,000 452,276
Series 2024-A , Class B , 5 .16% , 11/15/32 , Callable 9/15/27 @ 100 (a) .............. 1,300,000 1,287,908
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2019-2A , Class B , 3 .55% , 9/22/25 , Callable 10/20/24 @ 100 (a) ............. 500,000 496,974
Series 2021-2A , Class C , 2 .35% , 2/20/28 , Callable 2/20/27 @ 100 (a) .............. 800,000 722,979
Series 2022-5A , Class B , 7 .09% , 4/20/27 (a) ................................ 1,000,000 1,020,761
Series 2023-6A , Class C , 7 .03% , 12/20/29 (a) ............................... 1,000,000 1,038,356
CarMax Auto Owner Trust ................................................
Series 2020-2 , Class D , 5 .75% , 5/17/27 , Callable 5/15/24 @ 100 ................. 780,000 779,795
Series 2021-2 , Class B , 1 .03% , 12/15/26 , Callable 6/15/25 @ 100 ................ 2,000,000 1,901,373
Series 2021-3 , Class D , 1 .50% , 1/18/28 , Callable 9/15/25 @ 100 ................. 1,000,000 934,321
Series 2022-3 , Class C , 4 .98% , 2/15/28 , Callable 9/15/26 @ 100 ................. 1,090,000 1,076,795
Series 2023-1 , Class D , 6 .27% , 11/15/29 , Callable 12/15/26 @ 100 ............... 1,000,000 1,005,318
Carvana Auto Receivables Trust , Series 2021-P2 , Class B , 1 .27% , 3/10/27 , Callable 2/10/27 @
100 ............................................................. 1,500,000 1,382,320
Chase Auto Owner Trust ..................................................
Series 2023-AA , Class C , 6 .24% , 9/25/29 , Callable 3/25/28 @ 100 (a) ............. 875,000 901,733
Series 2024-1A , Class A4 , 5 .05% , 10/25/29 , Callable 3/25/28 @ 100 (a) ............ 1,400,000 1,404,217
Series 2024-1A , Class B , 5 .16% , 11/26/29 , Callable 3/25/28 @ 100 (a) ............. 643,000 644,493
Chesapeake Funding II LLC ...............................................
Series 2023-1A , Class B , 5 .59% , 5/15/35 , Callable 3/15/26 @ 100 (a) .............. 1,897,000 1,891,794
Series 2023-2A , Class A1 , 6 .16% , 10/15/35 , Callable 7/15/26 @ 100 (a) ............ 1,113,488 1,120,364
Citizens Auto Receivables Trust ............................................
Series 2023-1 , Class A3 , 5 .84% , 1/18/28 , Callable 4/15/27 @ 100 (a) .............. 1,000,000 1,007,538
Series 2023-1 , Class A4 , 5 .78% , 10/15/30 , Callable 4/15/27 @ 100 (a) ............. 1,000,000 1,017,973
CPS Auto Receivables Trust ...............................................
Series 2022-A , Class B , 1 .70% , 4/16/29 , Callable 6/15/26 @ 100 (a) ............... 218,924 218,355
Series 2022-D , Class B , 6 .84% , 1/16/29 , Callable 2/15/27 @ 100 (a) ............... 2,000,000 2,012,708
Credit Acceptance Auto Loan Trust ..........................................
Series 2021-2A , Class B , 1 .26% , 4/15/30 , Callable 7/15/24 @ 100 (a) .............. 321,748 321,178
Series 2022-3A , Class B , 7 .52% , 12/15/32 , Callable 11/15/26 @ 100 (a) ............ 1,500,000 1,529,673
Series 2023-2A , Class B , 6 .61% , 7/15/33 , Callable 11/15/26 @ 100 (a) ............. 1,000,000 1,012,825
Series 2023-3A , Class B , 7 .09% , 10/17/33 , Callable 3/15/27 @ 100 (a) ............. 947,000 971,800
Donlen Fleet Lease Funding 2 LLC , Series 2021-2 , Class B , 0 .98% , 12/11/34 (a) .......... 1,327,000 1,312,560
Drive Auto Receivables Trust , Series 2021-2 , Class D , 1 .39% , 3/15/29 , Callable 7/15/25 @ 100 1,750,000 1,674,027
DT Auto Owner Trust , Series 2020-1A , Class E , 3 .48% , 2/16/27 , Callable 8/15/24 @ 100 (a) . 1,000,000 989,176
Ent Auto Receivables Trust , Series 2023-1A , Class A4 , 6 .26% , 11/15/29 , Callable 8/15/28 @
100 (a) ........................................................... 700,000 714,131
Enterprise Fleet Financing LLC .............................................
Series 2022-1 , Class A3 , 3 .27% , 1/20/28 , Callable 6/20/25 @ 100 (a) .............. 1,000,000 968,894
Series 2022-3 , Class A2 , 4 .38% , 7/20/29 , Callable 4/20/26 @ 100 (a) .............. 670,681 663,443
Series 2022-4 , Class A3 , 5 .65% , 10/22/29 , Callable 7/20/26 @ 100 (a) ............. 2,000,000 2,014,088
Series 2023-2 , Class A2 , 5 .56% , 4/22/30 , Callable 10/20/26 @ 100 (a) ............. 962,095 962,728
Series 2023-3 , Class A3 , 6 .41% , 6/20/30 , Callable 8/20/27 @ 100 (a) .............. 1,450,000 1,504,243
Series 2024-1 , Class A3 , 5 .16% , 9/20/30 , Callable 9/20/27 @ 100 (a) .............. 2,000,000 1,993,642
Exeter Automobile Receivables Trust .........................................
Series 2019-3A , Class E , 4 .00% , 8/17/26 , Callable 4/15/24 @ 100 (a) .............. 1,200,000 1,198,654
Series 2020-2A , Class E , 7 .19% , 9/15/27 , Callable 12/15/24 @ 100 (a) ............. 2,000,000 2,002,188
Flagship Credit Auto Trust ................................................
Series 2020-2 , Class D , 5 .75% , 4/15/26 , Callable 7/15/25 @ 100 (a) ............... 672,100 670,561
Series 2021-2 , Class D , 1 .59% , 6/15/27 , Callable 5/15/26 @ 100 (a) ............... 1,000,000 916,425
Ford Credit Auto Lease Trust , Series 2023-A , Class B , 5 .29% , 6/15/26 , Callable 8/15/25 @
100 ............................................................. 800,000 796,278
Ford Credit Auto Owner Trust ..............................................

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Principal Amount Value
Series 2020-1 , Class B , 2 .29% , 8/15/31 , Callable 2/15/25 @ 100 (a) ............... $ 1,500,000 $ 1,454,674
Series 2023-1 , Class B , 5 .29% , 8/15/35 , Callable 2/15/28 @ 100 (a) ............... 822,000 816,652
Series 2023-2 , Class B , 5 .92% , 2/15/36 , Callable 8/15/28 @ 100 (a) ............... 1,000,000 1,018,939
Foursight Capital Automobile Receivables Trust .................................
Series 2022-1 , Class A3 , 1 .83% , 12/15/26 , Callable 7/15/25 @ 100 (a) ............. 664,388 661,516
Series 2023-1 , Class B , 5 .35% , 3/15/28 , Callable 9/15/26 @ 100 (a) ............... 1,253,000 1,237,534
Series 2024-1 , Class B , 5 .55% , 5/15/29 , Callable 11/15/27 @ 100 (a) .............. 1,429,000 1,419,207
GECU Auto Receivables Trust .............................................
Series 2023-1A , Class B , 5 .87% , 1/15/30 , Callable 12/15/28 @ 100 (a) ............. 415,000 418,257
Series 2023-1A , Class C , 6 .33% , 4/15/30 , Callable 12/15/28 @ 100 (a) ............. 250,000 252,678
GLS Auto Receivables Issuer Trust , Series 2019-3A , Class D , 3 .84% , 5/15/26 , Callable 4/15/24
@ 100 (a) ......................................................... 1,309,500 1,309,500
GLS Auto Select Receivables Trust ..........................................
Series 2023-2A , Class B , 6 .67% , 12/17/29 , Callable 8/15/28 @ 100 (a) ............. 2,755,000 2,847,922
Series 2024-1A , Class B , 5 .32% , 3/15/30 , Callable 7/15/29 @ 100 (a) .............. 875,000 870,891
GM Financial Automobile Leasing Trust , Series 2022-1 , Class C , 2 .64% , 2/20/26 , Callable
7/20/24 @ 100 ..................................................... 1,000,000 989,970
GreenState Auto Receivables Trust ..........................................
Series 2024-1A , Class A4 , 5 .17% , 1/15/30 , Callable 2/15/28 @ 100 (a) ............. 2,500,000 2,487,400
Series 2024-1A , Class B , 5 .42% , 1/15/30 , Callable 2/15/28 @ 100 (a) .............. 1,200,000 1,193,135
GTE Auto Receivables Trust , Series 2023-1 , Class A4 , 5 .12% , 4/16/29 , Callable 4/15/27 @
100 (a) ........................................................... 1,250,000 1,239,506
Hertz Vehicle Financing III LLC , Series 2023-3A , Class C , 7 .26% , 2/25/28 (a) ........... 1,000,000 1,021,440
Hertz Vehicle Financing III LP , Series 2021-2A , Class A , 1 .68% , 12/27/27 (a) ............ 1,000,000 910,488
Hertz Vehicle Financing LLC ..............................................
Series 2021-1A , Class C , 2 .05% , 12/26/25 (a) ............................... 1,333,000 1,300,951
Series 2021-1A , Class D , 3 .98% , 12/26/25 (a) ............................... 1,000,000 979,255
Series 2022-4A , Class B , 4 .12% , 9/25/26 , Callable 9/25/25 @ 100 (a) .............. 1,000,000 975,823
Hyundai Auto Receivables Trust ............................................
Series 2020-C , Class B , 0 .81% , 11/16/26 , Callable 3/15/25 @ 100 ................ 1,271,000 1,223,555
Series 2021-C , Class B , 1 .49% , 12/15/27 , Callable 3/15/26 @ 100 ................ 2,000,000 1,870,446
JPMorgan Chase Bank NA ................................................
Series 2021-1 , Class B , 0 .88% , 9/25/28 , Callable 5/25/25 @ 100 (a) ............... 63,232 62,564
Series 2021-2 , Class B , 0 .89% , 12/26/28 , Callable 10/25/25 @ 100 (a) ............. 85,786 84,264
LAD Auto Receivables Trust ...............................................
Series 2021-1A , Class A , 1 .30% , 8/17/26 , Callable 11/15/25 @ 100 (a) ............. 148,293 147,069
Series 2021-1A , Class C , 2 .35% , 4/15/27 , Callable 11/15/25 @ 100 (a) ............. 1,500,000 1,436,861
Series 2022-1A , Class B , 5 .87% , 9/15/27 , Callable 7/15/26 @ 100 (a) .............. 1,600,000 1,597,198
Series 2023-1A , Class B , 5 .59% , 8/16/27 , Callable 6/15/27 @ 100 (a) .............. 600,000 599,787
Series 2023-2A , Class C , 5 .58% , 9/15/28 , Callable 9/15/27 @ 100 (a) .............. 1,000,000 995,925
Series 2023-3A , Class B , 6 .09% , 6/15/28 , Callable 10/15/27 @ 100 (a) ............. 1,000,000 1,013,343
Series 2023-4A , Class B , 6 .39% , 10/16/28 , Callable 10/15/27 @ 100 (a) ............ 1,500,000 1,531,240
Merchants Fleet Funding LLC ..............................................
Series 2023-1A , Class A , 7 .21% , 5/20/36 (a) ................................ 2,000,000 2,024,932
Series 2023-1A , Class B , 7 .25% , 5/20/36 (a) ................................ 2,000,000 2,055,576
OCCU Auto Receivables Trust , Series 2023-1A , Class B , 6 .51% , 9/17/29 , Callable 3/15/28 @
100 (a) ........................................................... 500,000 512,217
Oscar U.S. Funding XIII LLC , Series 2021-2A , Class A4 , 1 .27% , 9/11/28 , Callable 6/10/25 @
100 (a) ........................................................... 1,500,000 1,425,637
PenFed Auto Receivables Owner Trust ........................................
Series 2022-A , Class A4 , 4 .18% , 12/15/28 , Callable 3/15/26 @ 100 (a) ............. 1,000,000 985,971
Series 2022-A , Class B , 4 .60% , 12/15/28 , Callable 3/15/26 @ 100 (a) .............. 1,499,000 1,478,867
Series 2022-A , Class C , 4 .83% , 12/15/28 , Callable 3/15/26 @ 100 (a) .............. 750,000 739,818
Prestige Auto Receivables Trust ............................................
Series 2021-1A , Class C , 1 .53% , 2/15/28 , Callable 5/15/26 @ 100 (a) .............. 1,000,000 954,540
Series 2023-1A , Class B , 5 .55% , 4/15/27 (a) ................................ 1,000,000 996,966
Series 2023-2A , Class B , 6 .64% , 12/15/27 (a) ............................... 750,000 759,780
Santander Bank Auto Credit-Linked Notes .....................................
Series 2022-A , Class B , 5 .28% , 5/15/32 , Callable 12/15/25 @ 100 (a) .............. 267,428 265,934
Series 2022-B , Class C , 5 .92% , 8/16/32 , Callable 5/15/26 @ 100 (a) ............... 245,702 245,257
Santander Bank NA , Series 2021-1A , Class B , 1 .83% , 12/15/31 , Callable 9/15/25 @ 100 (a) .. 355,180 350,077
Santander Consumer Auto Receivables Trust ...................................
Series 2020-AA , Class D , 5 .49% , 4/15/26 , Callable 12/15/24 @ 100 (a) ............ 139,492 139,457
Series 2020-BA , Class E , 4 .13% , 1/15/27 , Callable 8/15/25 @ 100 (a) .............. 1,500,000 1,466,760

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Principal Amount Value
Santander Drive Auto Receivables Trust , Series 2022-3 , Class B , 4 .13% , 8/16/27 , Callable
2/15/26 @ 100 ..................................................... $ 1,062,000 $ 1,049,393
SBNA Auto Receivables Trust ..............................................
Series 2024-A , Class A4 , 5 .21% , 4/16/29 , Callable 8/15/28 @ 100 (a) .............. 1,500,000 1,500,820
Series 2024-A , Class B , 5 .29% , 9/17/29 , Callable 8/15/28 @ 100 (a) ............... 1,500,000 1,499,857
SCCU Auto Receivables Trust ..............................................
Series 2023-1A , Class A4 , 5 .70% , 8/15/29 , Callable 11/15/27 @ 100 (a) ............ 900,000 907,301
Series 2023-1A , Class B , 6 .08% , 11/15/29 , Callable 11/15/27 @ 100 (a) ............ 2,000,000 2,026,918
SFS Auto Receivables Securitization Trust .....................................
Series 2023-1A , Class B , 5 .71% , 1/22/30 , Callable 6/20/27 @ 100 (a) .............. 1,500,000 1,521,407
Series 2024-1A , Class B , 5 .38% , 1/21/31 , Callable 4/20/28 @ 100 (a) .............. 840,000 844,280
Tesla Auto Lease Trust ...................................................
Series 2023-B , Class A4 , 6 .22% , 3/22/27 , Callable 12/20/25 @ 100 (a) ............. 802,000 812,522
Series 2024-A , Class A4 , 5 .31% , 12/20/27 , Callable 7/20/26 @ 100 (a) ............. 2,000,000 1,998,277
Toyota Auto Loan Extended Note Trust .......................................
Series 2021-1A , Class A , 1 .07% , 2/27/34 , Callable 2/25/26 @ 100 (a) (b) ............ 2,000,000 1,853,107
Series 2022-1A , Class A , 3 .82% , 4/25/35 , Callable 4/25/27 @ 100 (a) .............. 2,000,000 1,933,588
Toyota Auto Receivables Owner Trust , Series 2023-A , Class A3 , 4 .63% , 9/15/27 , Callable
4/15/27 @ 100 ..................................................... 4,000,000 3,963,003
Toyota Lease Owner Trust , Series 2023-A , Class A4 , 5 .05% , 8/20/27 , Callable 9/20/25 @
100 (a) ........................................................... 2,000,000 1,992,181
U.S. Bank NA , Series 2023-1 , Class B , 6 .79% , 8/25/32 , Callable 10/25/26 @ 100 (a) ....... 2,259,984 2,273,038
UNIFY Auto Receivables Trust , Series 2021-1A , Class B , 1 .29% , 11/16/26 , Callable 2/15/25
@ 100 (a) ......................................................... 1,000,000 967,043
Veridian Auto Receivables Trust ............................................
Series 2023-1A , Class A4 , 5 .59% , 12/15/28 , Callable 5/15/27 @ 100 (a) ............ 1,000,000 1,002,401
Series 2023-1A , Class B , 5 .86% , 4/16/29 , Callable 5/15/27 @ 100 (a) .............. 533,000 534,188
Westlake Automobile Receivables Trust .......................................
Series 2021-3A , Class C , 1 .58% , 1/15/27 , Callable 9/15/25 @ 100 (a) .............. 1,000,000 978,392
Series 2022-2A , Class C , 4 .85% , 9/15/27 , Callable 4/15/26 @ 100 (a) .............. 1,071,000 1,058,137
Wheels Fleet Lease Funding 1 LLC ..........................................
Series 2023-1A , Class A , 5 .80% , 4/18/38 (a) ................................ 1,350,000 1,349,645
Series 2023-2A , Class B , 6 .75% , 8/18/38 (a) ................................ 2,000,000 2,062,186
129,520,838
ABS Card (0.6%):
CARDS II Trust , Series 2021-1A , Class A , 0 .60% , 4/15/27 (a) ....................... 2,300,000 2,295,857
Citibank Credit Card Issuance Trust , Series 2018-A7 , Class A7 , 3 .96% , 10/13/30 ......... 1,900,000 1,836,131
Evergreen Credit Card Trust ...............................................
Series 2022-CRT1 , Class C , 6 .19% , 7/15/26 (a) .............................. 1,500,000 1,497,447
Series 2022-CRT2 , Class C , 7 .44% , 11/15/26 (a) ............................. 1,000,000 1,001,115
Master Credit Card Trust .................................................
Series 2021-1A , Class B , 0 .79% , 11/21/25 (a) ............................... 539,000 535,186
Series 2022-2A , Class C , 2 .73% , 7/21/28 (a) ................................ 625,000 559,096
Master Credit Card Trust II ................................................
Series 2023-2A , Class B , 6 .26% , 1/21/27 (a) ................................ 410,000 410,355
Series 2023-4A , Class C , 7 .53% , 10/21/32 (a) ............................... 1,145,000 1,186,936
Trillium Credit Card Trust II ...............................................
Series 2021-1A , Class A , 1 .53% , 10/26/29 (a) ............................... 2,000,000 1,825,883
Series 2021-1A , Class C , 2 .42% , 10/26/29 (a) ............................... 2,000,000 1,827,484
12,975,490
ABS Other (3.3%):
Aligned Data Centers Issuer LLC , Series 2021-1A , Class A2 , 1 .94% , 8/15/46 , Callable 8/15/24
@ 100 (a) ......................................................... 1,500,000 1,364,918
Amur Equipment Finance Receivables IX LLC , Series 2021-1A , Class C , 1 .75% , 6/21/27 ,
Callable 11/20/24 @ 100 (a) ........................................... 1,600,000 1,556,215
Amur Equipment Finance Receivables X LLC , Series 2022-1A , Class A2 , 1 .64% , 10/20/27 ,
Callable 9/20/25 @ 100 (a) ............................................ 411,850 402,124
Amur Equipment Finance Receivables XI LLC , Series 2022-2A , Class A2 , 5 .30% , 6/21/28 ,
Callable 6/20/26 @ 100 (a) ............................................ 969,816 967,068
Amur Equipment Finance Receivables XII LLC , Series 2023-1A , Class B , 6 .03% , 12/20/29 ,
Callable 6/20/27 @ 100 (a) ............................................ 1,125,000 1,138,893

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Principal Amount Value
Amur Equipment Finance Receivables XIII LLC , Series 2024-1A , Class B , 5 .37% , 1/21/31 ,
Callable 4/20/28 @ 100 (a) ............................................ $ 1,081,000 $ 1,086,904
Atalaya Equipment Leasing Trust ...........................................
Series 2021-1A , Class B , 2 .08% , 2/15/27 , Callable 10/15/24 @ 100 (a) ............. 1,000,000 975,134
Series 2021-1A , Class C , 2 .69% , 6/15/28 , Callable 10/15/24 @ 100 (a) ............. 1,500,000 1,402,977
Auxilior Term Funding LLC ...............................................
Series 2023-1A , Class B , 6 .05% , 6/17/30 , Callable 2/15/28 @ 100 (a) .............. 826,000 840,286
Series 2023-1A , Class D , 7 .27% , 12/16/30 , Callable 2/15/28 @ 100 (a) ............. 833,000 861,589
CCG Receivables Trust ...................................................
Series 2021-2 , Class C , 1 .50% , 3/14/29 , Callable 6/14/25 @ 100 (a) ............... 1,000,000 951,844
Series 2023-1 , Class A2 , 5 .82% , 9/16/30 , Callable 8/14/26 @ 100 (a) .............. 859,865 862,319
Series 2023-2 , Class B , 6 .21% , 4/14/32 , Callable 11/14/27 @ 100 (a) .............. 1,450,000 1,485,117
CF Hippolyta Issuer LLC , Series 2021-1A , Class A1 , 1 .53% , 3/15/61 , Callable 4/15/24 @
100 (a) ........................................................... 1,413,671 1,278,340
Conn's Receivables Funding LLC ...........................................
Series 2022-A , Class B , 9 .52% , 12/15/26 , Callable 8/15/24 @ 100 (a) .............. 323,018 323,749
Series 2023-A , Class A , 8 .01% , 1/17/28 , Callable 4/15/24 @ 100 (a) ............... 205,838 205,936
Daimler Trucks Retail Trust , Series 2023-1 , Class A4 , 5 .93% , 12/16/30 , Callable 11/15/26 @
100 ............................................................. 1,680,000 1,708,019
Dell Equipment Finance Trust ..............................................
Series 2023-1 , Class A3 , 5 .65% , 9/22/28 , Callable 9/22/25 @ 100 (a) .............. 1,000,000 1,002,004
Series 2023-3 , Class A3 , 5 .93% , 4/23/29 , Callable 6/22/26 @ 100 (a) .............. 1,594,000 1,611,837
Dext ABS LLC , Series 2023-2 , Class B , 6 .41% , 5/15/34 , Callable 2/15/28 @ 100 (a) ....... 1,500,000 1,523,072
Diamond Infrastructure Funding LLC , Series 2021-1A , Class A , 1 .76% , 4/15/49 , Callable
9/20/25 @ 100 (a) ................................................... 1,000,000 892,304
Diamond Issuer , Series 2021-1A , Class A , 2 .31% , 11/20/51 , Callable 11/20/25 @ 100 (a) .... 1,125,000 1,003,851
DLLST LLC , Series 2022-1A , Class A4 , 3 .69% , 9/20/28 , Callable 7/20/25 @ 100 (a) ....... 2,000,000 1,974,777
ExteNet LLC , Series 2019-1A , Class A2 , 3 .20% , 7/25/49 , Callable 4/25/24 @ 100 (a) ...... 500,000 494,313
FirstKey Homes Trust , Series 2021-SFR2 , Class B , 1 .61% , 9/17/38 (a) ................. 1,153,846 1,043,788
Ford Credit Floorplan Master Owner Trust , Series 2023-1 , Class C , 5 .75% , 5/15/28 (a) ...... 532,000 530,597
Granite Park Equipment Leasing LLC , Series 2023-1A , Class B , 6 .62% , 4/20/33 , Callable
8/20/30 @ 100 (a) ................................................... 1,634,000 1,715,930
GreatAmerica Leasing Receivables , Series 2024-1 , Class B , 5 .18% , 12/16/30 , Callable 2/15/28
@ 100 (a) ......................................................... 1,480,000 1,472,988
HPEFS Equipment Trust ..................................................
Series 2021-1A , Class D , 1 .03% , 3/20/31 , Callable 4/20/24 @ 100 (a) .............. 2,198,987 2,198,987
Series 2022-1A , Class C , 1 .96% , 5/21/29 , Callable 5/20/25 @ 100 (a) .............. 2,000,000 1,955,560
Series 2023-2A , Class C , 6 .48% , 1/21/31 , Callable 10/20/26 @ 100 (a) ............. 1,250,000 1,266,534
Series 2024-1A , Class B , 5 .18% , 5/20/31 , Callable 6/20/27 @ 100 (a) .............. 1,500,000 1,488,707
John Deere Owner Trust , Series 2022-A , Class A4 , 2 .49% , 1/16/29 , Callable 10/15/25 @ 100 1,000,000 958,914
Kubota Credit Owner Trust , Series 2022-1A , Class A4 , 2 .78% , 2/15/28 , Callable 2/15/26 @
100 (a) ........................................................... 2,000,000 1,911,125
M&T Equipment LEAF1 Notes , Series 2023-1A , Class A4 , 5 .75% , 7/15/30 , Callable 7/15/27
@ 100 (a) ......................................................... 2,076,000 2,095,483
MMAF Equipment Finance LLC ............................................
Series 2021-A , Class A4 , 1 .04% , 11/13/30 (a) ............................... 2,000,000 1,845,591
Series 2022-A , Class A4 , 3 .32% , 6/13/44 (a) ................................ 1,500,000 1,447,467
Series 2023-A , Class A4 , 5 .50% , 12/13/38 (a) ............................... 750,000 757,563
Series 2024-A , Class A4 , 5 .10% , 7/13/49 , Callable 3/13/31 @ 100 (a) .............. 865,000 864,394
MVW LLC , Series 2021-1WA , Class A , 1 .14% , 1/22/41 , Callable 11/20/26 @ 100 (a) ...... 347,501 313,756
New Economy Assets Phase 1 Sponsor LLC , Series 2021-1 , Class A1 , 1 .91% , 10/20/61 ,
Callable 10/20/24 @ 100 (a) ........................................... 1,807,000 1,582,463
NP SPE II LLC ........................................................
Series 2019-1A , Class A2 , 3 .24% , 9/20/49 , Callable 4/20/24 @ 100 (a) ............. 498,295 467,789
Series 2019-2A , Class C1 , 6 .44% , 11/19/49 , Callable 4/19/24 @ 100 (a) ............ 506,667 481,245
Post Road Equipment Finance LLC , Series 2024-1A , Class B , 5 .58% , 10/15/30 , Callable
2/15/27 @ 100 (a) ................................................... 2,622,000 2,611,286
Progress Residential Trust , Series 2021-SFR6 , Class A , 1 .52% , 7/17/38 , Callable 7/17/26 @
100 (a) ........................................................... 1,095,255 1,004,204
PSNH Funding LLC , Series 2018-1 , Class A3 , 3 .81% , 2/1/35 ....................... 4,000,000 3,773,675
SCF Equipment Leasing LLC ..............................................
Series 2020-1A , Class B , 2 .02% , 3/20/28 , Callable 1/20/25 @ 100 (a) .............. 465,024 464,038
Series 2021-1A , Class B , 1 .37% , 8/20/29 , Callable 10/20/25 @ 100 (a) ............. 500,000 479,828
Series 2022-2A , Class B , 6 .50% , 2/20/32 , Callable 8/20/29 @ 100 (a) .............. 1,071,429 1,093,993

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VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Principal Amount Value
Series 2023-1A , Class B , 6 .37% , 5/20/32 , Callable 8/20/30 @ 100 (a) .............. $ 1,243,000 $ 1,291,060
Vantage Data Centers Issuer LLC , Series 2019-1A , Class A2 , 3 .19% , 7/15/44 , Callable 4/15/24
@ 100 (a) ......................................................... 683,802 677,472
VB-S1 Issuer LLC ......................................................
Series 2022-1A , Class C2I , 3 .16% , 2/15/52 , Callable 2/15/26 @ 100 (a) ............ 1,000,000 911,464
Series 2022-1A , Class D , 4 .29% , 2/15/52 , Callable 2/15/26 @ 100 (a) .............. 500,000 444,535
Verdant Receivables LLC , Series 2023-1A , Class A2 , 6 .24% , 1/13/31 , Callable 3/12/27 @
100 (a) ........................................................... 1,183,893 1,191,904
WEPCO Environmental Trust Finance I LLC , Series 2021-1 , Class A , 1 .58% , 12/15/35 ..... 1,225,141 1,047,518
65,303,448
Agency ABS Other (0.3%):
Navient Student Loan Trust ................................................
Series 2015-2 , Class B , 6 .93% ( SOFR30A + 161 bps ) , 8/25/50 , Callable 12/25/32 @
100 (c) ....................................................... 3,000,000 2,862,479
Series 2018-2A , Class B , 6 .58% ( SOFR30A + 126 bps ) , 3/25/67 , Callable 6/25/36 @
100 (a) (c) ..................................................... 1,000,000 901,438
Nelnet Student Loan Trust , Series 2019-5 , Class A , 2 .53% , 10/25/67 , Callable 11/25/33 @
100 (a) ........................................................... 1,849,396 1,682,973
SLM Student Loan Trust ..................................................
Series 2006-10 , Class B , 5 .84% ( SOFR90A + 48 bps ) , 3/25/44 , Callable 4/25/32 @ 100 (c) 137,411 127,638
Series 2007-1 , Class B , 5 .84% ( SOFR90A + 48 bps ) , 1/27/42 , Callable 10/25/29 @ 100 (c) 220,402 200,681
5,775,209
Total Asset-Backed Securities (Cost $215,765,832) 213,574,985
Collateralized Mortgage Obligations (4.2%)
Agency CMBS (0.6%):
Federal Home Loan Mortgage Corporation .....................................
Series K136 , Class A2 , 2 .13% , 11/25/31 ................................... 4,000,000 3,352,473
Series K141 , Class A2 , 2 .25% , 2/25/32 , Callable 2/25/32 @ 100 ................. 4,000,000 3,369,305
Series K142 , Class A2 , 2 .40% , 3/25/32 , Callable 3/25/32 @ 100 ................. 3,000,000 2,549,631
Series K144 , Class A2 , 2 .45% , 4/25/32 ................................... 3,000,000 2,553,130
11,824,539
Agency CMO Other (0.7%):
Federal Home Loan Mortgage Corporation , Series 5270 , Class AB , 5 .50% , 1/25/49 ........ 1,921,465 1,921,151
Federal National Mortgage Association , Series 2022-88 , Class BA , 5 .50% , 7/25/47 ........ 1,687,961 1,682,426
Government National Mortgage Association ....................................
Series 2022-207 , Class NA , 3 .00% , 1/20/52 ................................ 1,905,634 1,627,251
Series 2023-107 , Class PA , 5 .50% , 1/20/46 ................................ 1,451,209 1,452,120
Series 2024-20 , Class PA , 4 .50% , 2/20/54 ................................. 7,000,000 6,781,113
13,464,061
Agency Commercial MBS (0.6%):
Federal Home Loan Mortgage Corporation .....................................
Series K087 , Class A2 , 3 .77% , 12/25/28 .................................. 500,000 481,184
Series K091 , Class A2 , 3 .51% , 3/25/29 ................................... 1,250,000 1,187,974
Series K095 , Class A2 , 2 .79% , 6/25/29 ................................... 1,000,000 916,258
Series K096 , Class A2 , 2 .52% , 7/25/29 , Callable 7/25/29 @ 100 ................. 1,000,000 902,694
Series K097 , Class A2 , 2 .51% , 7/25/29 ................................... 2,000,000 1,802,062
Series K100 , Class A2 , 2 .67% , 9/25/29 ................................... 545,000 493,812
Series K-1510 , Class A3 , 3 .79% , 1/25/34 , Callable 1/25/34 @ 100 ................ 1,000,000 928,147
Series K-1512 , Class A3 , 3 .06% , 4/25/34 .................................. 1,000,000 843,535
Series K159 , Class A2 , 3 .95% , 11/25/30 (b) ................................ 500,000 477,236
Series KG02 , Class A2 , 2 .41% , 8/25/29 , Callable 8/25/29 @ 100 ................. 909,000 817,552
Series KIR3 , Class A2 , 3 .28% , 8/25/27 , Callable 8/25/27 @ 100 ................. 1,500,000 1,433,810
Federal National Mortgage Association .......................................
Series 2018-M4 , Class A2 , 3 .06% , 3/25/28 (b) ............................... 378,269 358,334
Series 2019-M1 , Class A2 , 3 .55% , 9/25/28 (b) ............................... 650,724 623,471
Series 2019-M12 , Class A2 , 2 .89% , 6/25/29 (b) .............................. 981,224 905,942
12,172,011

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VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Principal Amount Value
Commercial MBS (2.3%):
Arbor Multifamily Mortgage Securities Trust , Series 2022-MF4 , Class A5 , 3 .29% , 2/15/55 ,
Callable 2/15/32 @ 100 (a) (b) .......................................... $ 2,000,000 $ 1,782,379
Aventura Mall Trust .....................................................
Series 2018-AVM , Class A , 4 .11% , 7/5/40 (a) (b) ............................. 1,740,000 1,648,257
Series 2018-AVM , Class C , 4 .11% , 7/5/40 (a) (b) ............................. 1,000,000 904,510
Series 2018-AVM , Class D , 4 .11% , 7/5/40 (a) (b) ............................. 1,000,000 862,665
BBCMS Mortgage Trust , Series 2022-C16 , Class AS , 4 .60% , 6/15/55 , Callable 6/15/32 @
100 (b) ........................................................... 540,540 505,892
Benchmark Mortgage Trust , Series 2020-B17 , Class ASB , 2 .18% , 3/15/53 , Callable 3/15/30 @
100 ............................................................. 1,000,000 909,520
BPR Trust ............................................................
Series 2021-TY , Class A , 6 .49% ( TSFR1M + 116 bps ) , 9/15/38 (a) (c) ............... 865,000 859,810
Series 2022-OANA , Class B , 7 .77% ( TSFR1M + 245 bps ) , 4/15/37 (a) (c) ............ 2,000,000 2,001,542
Series 2022-OANA , Class D , 9 .02% ( TSFR1M + 370 bps ) , 4/15/37 (a) (c) ............ 1,000,000 1,001,514
Series 2022-STAR , Class A , 8 .56% ( TSFR1M + 323 bps ) , 8/15/39 (a) (c) ............. 2,690,909 2,697,399
BX Commercial Mortgage Trust , Series 2022-CSMO , Class B , 8 .47% ( TSFR1M + 314 bps ) ,
6/15/27 (a) (c) ...................................................... 1,500,000 1,504,066
BX Trust .............................................................
Series 2019-OC11 , Class A , 3 .20% , 12/9/41 , Callable 12/9/29 @ 100 (a) ............ 923,077 821,231
Series 2022-CLS , Class B , 6 .30% , 10/13/27 (a) .............................. 2,000,000 1,868,154
BXP Trust ............................................................
Series 2021-601L , Class B , 2 .78% , 1/15/44 (a) (b) ............................ 550,000 414,453
Series 2021-601L , Class C , 2 .78% , 1/15/44 (a) (b) ............................ 1,500,000 1,074,996
Series 2021-601L , Class D , 2 .78% , 1/15/44 (a) (b) ............................ 500,000 321,795
Citigroup Commercial Mortgage Trust ........................................
Series 2017-P8 , Class AS , 3 .79% , 9/15/50 , Callable 9/15/27 @ 100 (b) ............. 500,000 466,487
Series 2020-GC46 , Class AAB , 2 .61% , 2/15/53 , Callable 2/15/30 @ 100 ........... 732,000 676,784
COMM Mortgage Trust ..................................................
Series 2014-277P , Class A , 3 .61% , 8/10/49 , Callable 8/10/24 @ 100 (a) (b) .......... 2,420,000 2,310,385
Series 2015-LC23 , Class AM , 4 .16% , 10/10/48 , Callable 11/10/25 @ 100 (b) ........ 250,000 241,401
Series 2015-PC1 , Class AM , 4 .29% , 7/10/50 , Callable 6/10/25 @ 100 (b) ........... 1,750,000 1,707,215
Series 2015-PC1 , Class B , 4 .29% , 7/10/50 , Callable 6/10/25 @ 100 (b) ............. 865,000 828,113
Series 2020-CX , Class A , 2 .17% , 11/10/46 , Callable 11/10/30 @ 100 (a) ............ 1,500,000 1,218,000
CSMC , Series 2019-UVIL , Class A , 3 .16% , 12/15/41 (a) ........................... 2,252,000 1,985,822
DBJPM Mortgage Trust ..................................................
Series 2016-C1 , Class A4 , 3 .28% , 5/10/49 , Callable 4/10/26 @ 100 ............... 500,000 477,390
Series 2016-SFC , Class A , 2 .83% , 8/10/36 , Callable 8/10/26 @ 100 (a) ............. 1,750,000 787,022
Extended Stay America Trust , Series 2021-ESH , Class B , 6 .82% ( TSFR1M + 149 bps ) ,
7/15/38 (a) (c) ...................................................... 711,088 710,204
GS Mortgage Securities Corp. II , Series 2023-SHIP , Class B , 4 .94% , 9/10/38 (a) (b) ........ 1,080,000 1,047,267
GS Mortgage Securities Corp. Trust , Series 2017-GPTX , Class A , 2 .86% , 5/10/34 (a) ....... 968,963 710,927
Houston Galleria Mall Trust , Series 2015-HGLR , Class A1A2 , 3 .09% , 3/5/37 (a) .......... 1,500,000 1,450,456
Hudson Yards Mortgage Trust ..............................................
Series 2016-10HY , Class A , 2 .84% , 8/10/38 , Callable 8/10/26 @ 100 (a) ............ 1,000,000 934,774
Series 2019-55HY , Class A , 2 .94% , 12/10/41 (a) (b) ........................... 535,000 468,854
ILPT Commercial Mortgage Trust ...........................................
Series 2022-LPF2 , Class B , 8 .07% ( TSFR1M + 274 bps ) , 10/15/39 (a) (c) ............. 2,000,000 1,999,608
Series 2022-LPFX , Class A , 3 .38% , 3/15/32 (a) .............................. 2,000,000 1,710,111
MHC Commercial Mortgage Trust , Series 2021-MHC , Class A , 6 .24% ( TSFR1M + 92 bps ) ,
4/15/38 (a) (c) ...................................................... 1,921,028 1,911,800
Morgan Stanley Capital I Trust , Series 2021-PLZA , Class B , 2 .81% , 11/9/43 (a) .......... 1,000,000 661,252
NRTH Mortgage Trust , Series 2024-PARK , Class A , 6 .94% ( TSFR1M + 164 bps ) , 3/15/41 (a) (c) 1,161,000 1,161,046
SCOTT Trust , Series 2023-SFS , Class A , 5 .91% , 3/15/40 (a) ........................ 1,000,000 1,005,114
SLG Office Trust , Series 2021-OVA , Class A , 2 .59% , 7/15/41 (a) ..................... 800,000 660,534
SREIT Trust , Series 2021-MFP2 , Class B , 6 .61% ( TSFR1M + 129 bps ) , 11/15/36 (a) (c) ...... 1,500,000 1,492,710
Wells Fargo Commercial Mortgage Trust , Series 2018-AUS , Class A , 4 .06% , 8/17/36 (a) (b) .. 250,000 231,626
46,033,085
Total Collateralized Mortgage Obligations (Cost $88,468,060) 83,493,696

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VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Principal Amount Value
Corporate Bonds (22.1%)
Communication Services (1.0%):
AT&T, Inc. , 3 .10% , 2/1/43 , Callable 8/1/42 @ 100 (d) ............................. $ 2,000,000 $ 1,483,209
Charter Communications Operating LLC/Charter Communications Operating Capital
3 .75% , 2/15/28 , Callable 11/15/27 @ 100 .................................. 500,000 463,885
2 .25% , 1/15/29 , Callable 11/15/28 @ 100 .................................. 2,000,000 1,701,826
2 .30% , 2/1/32 , Callable 11/1/31 @ 100 ................................... 2,500,000 1,929,596
5 .38% , 4/1/38 , Callable 10/1/37 @ 100 ................................... 750,000 652,667
Comcast Corp.
3 .55% , 5/1/28 , Callable 2/1/28 @ 100 .................................... 750,000 715,575
2 .89% , 11/1/51 , Callable 5/1/51 @ 100 ................................... 1,250,000 812,238
Paramount Global
3 .38% , 2/15/28 , Callable 11/15/27 @ 100 .................................. 444,000 396,006
4 .20% , 6/1/29 , Callable 3/1/29 @ 100 .................................... 1,250,000 1,120,308
T-Mobile US, Inc.
4 .75% , 2/1/28 , Callable 4/15/24 @ 101.58 ................................. 643,000 634,587
3 .88% , 4/15/30 , Callable 1/15/30 @ 100 .................................. 1,000,000 937,382
2 .25% , 11/15/31 , Callable 8/15/31 @ 100 .................................. 3,500,000 2,873,176
Verizon Communications, Inc.
3 .40% , 3/22/41 , Callable 9/22/40 @ 100 .................................. 2,000,000 1,564,260
3 .55% , 3/22/51 , Callable 9/22/50 @ 100 .................................. 1,500,000 1,113,735
Warnermedia Holdings, Inc.
4 .05% , 3/15/29 , Callable 1/15/29 @ 100 .................................. 2,000,000 1,873,177
4 .28% , 3/15/32 , Callable 12/15/31 @ 100 ................................. 1,000,000 893,790
19,165,417
Consumer Discretionary (1.2%):
Advance Auto Parts, Inc. , 3 .50% , 3/15/32 , Callable 12/15/31 @ 100 ................... 2,000,000 1,713,821
AutoNation, Inc. , 2 .40% , 8/1/31 , Callable 5/1/31 @ 100 ........................... 3,000,000 2,418,383
Brunswick Corp. , 2 .40% , 8/18/31 , Callable 5/18/31 @ 100 ......................... 1,500,000 1,194,607
Daimler Truck Finance North America LLC , 2 .38% , 12/14/28 (a) ..................... 1,050,000 934,573
Genuine Parts Co.
2 .75% , 2/1/32 , Callable 11/1/31 @ 100 ................................... 1,000,000 831,300
6 .88% , 11/1/33 , Callable 8/1/33 @ 100 (d) ................................. 952,000 1,051,767
Hasbro, Inc. , 3 .90% , 11/19/29 , Callable 8/19/29 @ 100 ............................ 3,500,000 3,248,897
Kohl's Corp. , 4 .63% , 5/1/31 , Callable 2/1/31 @ 100 .............................. 1,500,000 1,262,826
Marriott International, Inc. , 3 .50% , 10/15/32 , Callable 7/15/32 @ 100 ................. 1,000,000 875,743
Mercedes-Benz Finance North America LLC , 3 .45% , 1/6/27 (a) ...................... 1,000,000 961,673
Newell Brands, Inc. , 5 .70% , 4/1/26 , Callable 1/1/26 @ 100 ......................... 500,000 491,417
Nordstrom, Inc. , 4 .25% , 8/1/31 , Callable 5/1/31 @ 100 ............................ 750,000 657,332
O'Reilly Automotive, Inc. , 4 .20% , 4/1/30 , Callable 1/1/30 @ 100 ..................... 1,000,000 955,682
Resorts World Las Vegas LLC/RWLV Capital, Inc. , 4 .63% , 4/6/31 , Callable 1/6/31 @ 100 (a) . 1,300,000 1,134,365
Tapestry, Inc. , 7 .85% , 11/27/33 , Callable 8/27/33 @ 100 ........................... 1,500,000 1,628,470
The Home Depot, Inc. , 2 .38% , 3/15/51 , Callable 9/15/50 @ 100 ..................... 1,400,000 831,152
Tractor Supply Co.
1 .75% , 11/1/30 , Callable 8/1/30 @ 100 ................................... 1,000,000 810,278
5 .25% , 5/15/33 , Callable 2/15/33 @ 100 .................................. 750,000 754,390
Volkswagen Group of America Finance LLC
4 .60% , 6/8/29 , Callable 4/8/29 @ 100 (a) .................................. 1,500,000 1,464,993
6 .45% , 11/16/30 , Callable 9/16/30 @ 100 (a) ................................ 1,500,000 1,592,666
24,814,335
Consumer Staples (1.9%):
7-Eleven, Inc.
1 .80% , 2/10/31 , Callable 11/10/30 @ 100 (a) ................................ 1,500,000 1,205,040
2 .80% , 2/10/51 , Callable 8/2/50 @ 100 (a) ................................. 1,000,000 623,700
Altria Group, Inc. , 2 .45% , 2/4/32 , Callable 11/4/31 @ 100 .......................... 1,500,000 1,218,154
Anheuser-Busch InBev Worldwide, Inc.
4 .38% , 4/15/38 , Callable 10/15/37 @ 100 ................................. 1,500,000 1,394,640
5 .45% , 1/23/39 , Callable 7/23/38 @ 100 .................................. 500,000 516,535
4 .35% , 6/1/40 , Callable 12/1/39 @ 100 ................................... 1,000,000 907,089
BAT Capital Corp.
2 .73% , 3/25/31 , Callable 12/25/30 @ 100 ................................. 1,000,000 841,677
7 .75% , 10/19/32 , Callable 7/19/32 @ 100 ................................. 1,000,000 1,129,890

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Principal Amount Value
4 .39% , 8/15/37 , Callable 2/15/37 @ 100 .................................. $ 1,250,000 $ 1,051,625
Bimbo Bakeries USA, Inc. , 5 .38% , 1/9/36 , Callable 10/9/35 @ 100 (a) ................. 1,500,000 1,492,613
Bunge Ltd. Finance Corp. , 2 .75% , 5/14/31 , Callable 2/14/31 @ 100 ................... 2,000,000 1,721,318
Campbell Soup Co. , 5 .20% , 3/21/29 , Callable 2/21/29 @ 100 ....................... 2,000,000 2,010,015
Cargill, Inc.
2 .13% , 11/10/31 , Callable 8/10/31 @ 100 (a) ................................ 1,000,000 819,338
5 .13% , 10/11/32 , Callable 7/11/32 @ 100 (a) ................................ 1,500,000 1,505,844
Church & Dwight Co., Inc. , 2 .30% , 12/15/31 , Callable 9/15/31 @ 100 (d) ............... 1,000,000 831,062
Constellation Brands, Inc. , 2 .25% , 8/1/31 , Callable 5/1/31 @ 100 ..................... 1,000,000 826,177
Dollar General Corp. , 5 .45% , 7/5/33 , Callable 4/5/33 @ 100 (d) ...................... 1,250,000 1,254,358
General Mills, Inc. , 4 .55% , 4/17/38 , Callable 10/17/37 @ 100 ....................... 1,000,000 900,212
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL , 6 .75% , 3/15/34 , Callable
12/15/33 @ 100 (a) .................................................. 1,500,000 1,577,250
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
2 .50% , 1/15/27 , Callable 12/15/26 @ 100 ................................. 1,500,000 1,382,835
3 .00% , 2/2/29 , Callable 12/2/28 @ 100 ................................... 750,000 664,875
Keurig Dr Pepper, Inc.
3 .95% , 4/15/29 , Callable 2/15/29 @ 100 .................................. 750,000 716,218
2 .25% , 3/15/31 , Callable 12/15/30 @ 100 ................................. 1,000,000 834,159
4 .50% , 4/15/52 , Callable 10/15/51 @ 100 ................................. 1,000,000 857,978
Kraft Heinz Foods Co. , 5 .00% , 6/4/42 ........................................ 1,000,000 937,850
Mars, Inc. , 3 .88% , 4/1/39 , Callable 10/1/38 @ 100 (a) ............................. 1,000,000 864,835
McCormick & Co., Inc. , 1 .85% , 2/15/31 , Callable 11/15/30 @ 100 ................... 1,000,000 810,897
Philip Morris International, Inc. , 5 .38% , 2/15/33 , Callable 11/15/32 @ 100 .............. 2,000,000 2,014,211
Sodexo, Inc. , 2 .72% , 4/16/31 , Callable 1/16/31 @ 100 (a) .......................... 3,000,000 2,539,622
Sysco Corp. , 2 .45% , 12/14/31 , Callable 9/14/31 @ 100 ............................ 1,500,000 1,253,887
The Coca-Cola Co. , 2 .00% , 3/5/31 ........................................... 2,000,000 1,691,440
The J.M. Smucker Co. , 6 .20% , 11/15/33 , Callable 8/15/33 @ 100 .................... 900,000 960,946
Walgreens Boots Alliance, Inc. , 4 .10% , 4/15/50 , Callable 10/15/49 @ 100 .............. 1,000,000 735,013
38,091,303
Energy (1.3%):
Apache Corp. , 4 .25% , 1/15/44 , Callable 7/15/43 @ 100 ............................ 1,500,000 1,067,039
Boardwalk Pipelines LP
4 .45% , 7/15/27 , Callable 4/15/27 @ 100 .................................. 500,000 487,982
4 .80% , 5/3/29 , Callable 2/3/29 @ 100 .................................... 500,000 492,658
3 .60% , 9/1/32 , Callable 6/1/32 @ 100 .................................... 1,000,000 873,346
Buckeye Partners LP , 4 .13% , 12/1/27 , Callable 9/1/27 @ 100 ....................... 1,000,000 942,429
Cameron LNG LLC , 3 .30% , 1/15/35 , Callable 9/15/34 @ 100 (a) ..................... 1,091,000 907,346
Columbia Pipelines Operating Co. LLC , 6 .04% , 11/15/33 , Callable 8/15/33 @ 100 (a) ...... 1,000,000 1,036,574
ConocoPhillips Co. , 5 .55% , 3/15/54 , Callable 9/15/53 @ 100 ....................... 1,500,000 1,548,465
Energy Transfer LP
6 .50% ( H15T5Y + 569 bps ) , Callable 11/15/26 @ 100 (c) (e) ...................... 1,000,000 981,546
4 .15% , 9/15/29 , Callable 6/15/29 @ 100 .................................. 1,000,000 948,704
EQT Corp. , 7 .00% , 2/1/30 , Callable 11/1/29 @ 100 .............................. 514,000 545,408
Evergy Missouri West Storm Funding I LLC , 5 .10% , 12/1/38 ....................... 3,500,000 3,532,413
Florida Gas Transmission Co. LLC , 2 .55% , 7/1/30 , Callable 4/1/30 @ 100 (a) ............ 1,500,000 1,282,999
Gray Oak Pipeline LLC , 3 .45% , 10/15/27 , Callable 8/15/27 @ 100 (a) ................. 1,334,000 1,252,146
Helmerich & Payne, Inc. , 2 .90% , 9/29/31 , Callable 6/29/31 @ 100 .................... 500,000 420,012
Hilcorp Energy I LP/Hilcorp Finance Co. , 6 .25% , 11/1/28 , Callable 5/6/24 @ 103.13 (a) .... 1,000,000 999,178
MPLX LP
4 .25% , 12/1/27 , Callable 9/1/27 @ 100 ................................... 500,000 486,137
4 .00% , 3/15/28 , Callable 12/15/27 @ 100 ................................. 750,000 722,407
4 .80% , 2/15/29 , Callable 11/15/28 @ 100 .................................. 250,000 247,107
Murphy Oil USA, Inc.
4 .75% , 9/15/29 , Callable 9/15/24 @ 102.38 ................................ 1,000,000 948,814
3 .75% , 2/15/31 , Callable 2/15/26 @ 101.88 (a) .............................. 235,000 205,257
Occidental Petroleum Corp. , 4 .40% , 8/15/49 , Callable 2/15/49 @ 100 ................. 1,250,000 943,487
Phillips 66 Co. , 4 .90% , 10/1/46 , Callable 4/1/46 @ 100 ............................ 1,000,000 917,090
Plains All American Pipeline LP/PAA Finance Corp.
3 .55% , 12/15/29 , Callable 9/15/29 @ 100 ................................. 2,280,000 2,091,843
4 .70% , 6/15/44 , Callable 12/15/43 @ 100 ................................. 500,000 424,208
Rockies Express Pipeline LLC , 4 .95% , 7/15/29 , Callable 4/15/29 @ 100 (a) ............. 1,000,000 935,295

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Principal Amount Value
Western Midstream Operating LP
4 .05% , 2/1/30 , Callable 11/1/29 @ 100 ................................... $ 1,000,000 $ 931,479
5 .25% , 2/1/50 , Callable 8/1/49 @ 100 .................................... 500,000 446,990
26,618,359
Financials (6.3%):
Ally Financial, Inc. , 7 .10% , 11/15/27 , Callable 10/15/27 @ 100 ...................... 833,000 870,485
American Express Co. , 4 .99% ( SOFR + 226 bps ) , 5/26/33 , Callable 2/26/32 @ 100 (c) ....... 1,500,000 1,464,659
AmFam Holdings, Inc. , 2 .81% , 3/11/31 , Callable 12/11/30 @ 100 (a) .................. 1,000,000 764,219
Assurant, Inc.
6 .10% , 2/27/26 , Callable 1/27/26 @ 100 .................................. 882,000 887,679
2 .65% , 1/15/32 , Callable 10/15/31 @ 100 ................................. 1,000,000 822,379
Bank of America Corp.
6 .10% ( TSFR3M + 416 bps ) , Callable 3/17/25 @ 100 (c) (e) ...................... 1,000,000 1,002,414
4 .38% ( H15T5Y + 276 bps ) , Callable 1/27/27 @ 100 (c) (d) (e) .................... 1,000,000 941,227
1 .66% ( SOFR + 91 bps ) , 3/11/27 , Callable 3/11/26 @ 100 (c) ..................... 500,000 465,722
2 .57% ( SOFR + 121 bps ) , 10/20/32 , Callable 10/20/31 @ 100 (c) .................. 4,000,000 3,314,360
2 .48% ( H15T5Y + 120 bps ) , 9/21/36 , Callable 9/21/31 @ 100 (c) .................. 1,000,000 798,962
Belrose Funding Trust , 2 .33% , 8/15/30 , Callable 5/15/30 @ 100 (a) ................... 1,000,000 802,414
Blackstone Private Credit Fund , 2 .63% , 12/15/26 , Callable 11/15/26 @ 100 ............. 1,290,000 1,178,279
Blue Owl Credit Income Corp.
5 .50% , 3/21/25 .................................................... 500,000 496,249
3 .13% , 9/23/26 , Callable 8/23/26 @ 100 .................................. 250,000 229,448
4 .70% , 2/8/27 , Callable 1/8/27 @ 100 .................................... 1,125,000 1,067,252
Blue Owl Finance LLC , 3 .13% , 6/10/31 , Callable 3/10/31 @ 100 (a) ................... 1,000,000 837,711
BMW US Capital LLC , 3 .75% , 4/12/28 , Callable 1/12/28 @ 100 (a) ................... 1,000,000 961,139
Brown & Brown, Inc. , 4 .20% , 3/17/32 , Callable 12/17/31 @ 100 ..................... 1,000,000 924,402
Cadence Bank , 4 .13% ( US0003M + 247 bps ) , 11/20/29 , Callable 11/20/24 @ 100 (c) ........ 625,000 591,040
Capital One Financial Corp.
3 .75% , 7/28/26 , Callable 6/28/26 @ 100 .................................. 1,000,000 963,661
2 .36% ( SOFR + 134 bps ) , 7/29/32 , Callable 7/29/31 @ 100 (c) .................... 1,000,000 769,046
5 .82% ( SOFR + 260 bps ) , 2/1/34 , Callable 2/1/33 @ 100 (c) ...................... 1,000,000 998,715
Citigroup, Inc. , 2 .52% ( SOFR + 118 bps ) , 11/3/32 , Callable 11/3/31 @ 100 (c) ............. 2,000,000 1,639,898
Citizens Bank NA
4 .12% ( SOFR + 140 bps ) , 5/23/25 , Callable 5/23/24 @ 100 (c) .................... 907,000 903,407
6 .06% ( SOFR + 145 bps ) , 10/24/25 , Callable 10/24/24 @ 100 (c) .................. 500,000 498,122
Citizens Financial Group, Inc.
2 .50% , 2/6/30 , Callable 11/6/29 @ 100 ................................... 2,000,000 1,688,902
5 .64% ( H15T5Y + 275 bps ) , 5/21/37 , Callable 5/21/32 @ 100 (c) .................. 1,000,000 934,765
Compeer Financial FLCA/Compeer Financial PCA , 3 .38% ( SOFR + 197 bps ) , 6/1/36 , Callable
6/1/31 @ 100 (a) (c) .................................................. 500,000 367,291
Credit Acceptance Corp. , 6 .63% , 3/15/26 , Callable 4/15/24 @ 100 (d) .................. 500,000 499,662
Equitable Holdings, Inc. , 4 .35% , 4/20/28 , Callable 1/20/28 @ 100 .................... 1,000,000 969,085
F&G Global Funding , 2 .00% , 9/20/28 (a) ...................................... 2,000,000 1,701,136
Fells Point Funding Trust , 3 .05% , 1/31/27 , Callable 12/31/26 @ 100 (a) ................ 3,000,000 2,813,821
Fifth Third Bancorp
3 .95% , 3/14/28 , Callable 2/14/28 @ 100 .................................. 500,000 477,639
4 .34% ( SOFR + 166 bps ) , 4/25/33 , Callable 4/25/32 @ 100 (c) .................... 2,000,000 1,829,125
First American Financial Corp. , 2 .40% , 8/15/31 , Callable 5/15/31 @ 100 ............... 3,025,000 2,397,910
First Citizens Bancshares, Inc. , 3 .38% ( TSFR3M + 247 bps ) , 3/15/30 , Callable 3/15/25 @ 100 (c) 1,000,000 955,343
First Horizon Bank , 5 .75% , 5/1/30 , Callable 2/1/30 @ 100 ......................... 2,000,000 1,893,117
Fiserv, Inc.
5 .60% , 3/2/33 , Callable 12/2/32 @ 100 ................................... 1,500,000 1,529,618
5 .63% , 8/21/33 , Callable 5/21/33 @ 100 .................................. 1,000,000 1,021,308
Ford Motor Credit Co. LLC
4 .54% , 8/1/26 , Callable 6/1/26 @ 100 .................................... 1,000,000 970,889
2 .90% , 2/10/29 , Callable 12/10/28 @ 100 ................................. 500,000 440,969
Glencore Funding LLC
1 .63% , 4/27/26 , Callable 3/27/26 @ 100 (a) ................................ 700,000 648,938
2 .50% , 9/1/30 , Callable 6/1/30 @ 100 (a) .................................. 500,000 424,496
2 .85% , 4/27/31 , Callable 1/27/31 @ 100 (a) ................................ 1,000,000 853,661
Global Payments, Inc.
2 .90% , 11/15/31 , Callable 8/15/31 @ 100 .................................. 1,500,000 1,258,915
5 .40% , 8/15/32 , Callable 5/15/32 @ 100 .................................. 1,000,000 991,266

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Principal Amount Value
Guardian Life Global Funding , 1 .40% , 7/6/27 (a) (d) .............................. $ 2,000,000 $ 1,785,570
Huntington Bancshares, Inc.
4 .44% ( SOFR + 197 bps ) , 8/4/28 , Callable 8/4/27 @ 100 (c) ...................... 500,000 482,431
6 .21% ( SOFR + 202 bps ) , 8/21/29 , Callable 8/21/28 @ 100 (c) .................... 1,000,000 1,023,590
2 .49% ( H15T5Y + 117 bps ) , 8/15/36 , Callable 8/15/31 @ 100 (c) .................. 1,000,000 764,111
Hyundai Capital America
3 .40% , 6/20/24 (a) .................................................. 500,000 497,262
3 .50% , 11/2/26 , Callable 9/2/26 @ 100 (a) ................................. 500,000 477,233
ILFC E-Capital Trust I , 7 .14% ( TSFR3M + 181 bps ) , 12/21/65 , Callable 5/6/24 @ 100 (a) (c) .. 500,000 389,566
JPMorgan Chase & Co.
4 .60% ( TSFR3M + 313 bps ) , Callable 2/1/25 @ 100 (c) (e) ....................... 1,000,000 985,554
2 .52% ( SOFR + 204 bps ) , 4/22/31 , Callable 4/22/30 @ 100 (c) .................... 3,000,000 2,595,407
1 .95% ( SOFR + 107 bps ) , 2/4/32 , Callable 2/4/31 @ 100 (c) ...................... 4,000,000 3,256,995
5 .60% , 7/15/41 .................................................... 750,000 785,149
KeyBank NA , 3 .90% , 4/13/29 .............................................. 1,500,000 1,345,881
KeyCorp.
3 .88% ( SOFRINDX + 125 bps ) , 5/23/25 , Callable 5/23/24 @ 100 , MTN (c) ........... 500,000 497,760
2 .25% , 4/6/27 , MTN ................................................ 500,000 450,112
4 .79% ( SOFRINDX + 206 bps ) , 6/1/33 , Callable 6/1/32 @ 100 , MTN (c) ............ 757,000 693,456
6 .40% ( SOFRINDX + 242 bps ) , 3/6/35 , Callable 3/6/34 @ 100 (c) ................. 1,000,000 1,022,201
Lincoln National Corp. , 3 .80% , 3/1/28 , Callable 12/1/27 @ 100 ...................... 500,000 479,164
Loews Corp. , 3 .20% , 5/15/30 , Callable 2/15/30 @ 100 ............................ 1,000,000 905,386
M&T Bank Corp. , 5 .05% ( SOFR + 185 bps ) , 1/27/34 , Callable 1/27/33 @ 100 (c) .......... 1,750,000 1,627,079
Manufacturers & Traders Trust Co. , 4 .65% , 1/27/26 , Callable 12/27/25 @ 100 ........... 500,000 489,092
MassMutual Global Funding II , 1 .20% , 7/16/26 (a) ............................... 1,500,000 1,373,048
Mercury General Corp. , 4 .40% , 3/15/27 , Callable 12/15/26 @ 100 .................... 1,000,000 962,568
Metropolitan Life Global Funding I , 2 .40% , 1/11/32 (a) ............................ 2,000,000 1,649,255
Midwest Connector Capital Co. LLC , 4 .63% , 4/1/29 , Callable 1/1/29 @ 100 (a) ........... 1,500,000 1,448,639
Morgan Stanley
2 .51% ( SOFR + 120 bps ) , 10/20/32 , Callable 10/20/31 @ 100 , MTN (c) ............. 3,000,000 2,478,922
2 .48% ( SOFR + 136 bps ) , 9/16/36 , Callable 9/16/31 @ 100 (c) .................... 2,000,000 1,580,891
New York Life Global Funding
4 .70% , 1/29/29 (a) .................................................. 1,000,000 989,402
1 .85% , 8/1/31 (a) ................................................... 1,500,000 1,205,438
5 .00% , 1/9/34 (a) ................................................... 900,000 889,684
Northern Trust Corp. , 6 .13% , 11/2/32 , Callable 8/2/32 @ 100 ....................... 1,000,000 1,056,197
Pacific Life Global Funding II , 1 .38% , 4/14/26 (a) ................................ 2,000,000 1,852,257
Penske Truck Leasing Co. LP/PTL Finance Corp.
1 .70% , 6/15/26 , Callable 5/15/26 @ 100 (a) ................................ 1,000,000 922,177
6 .20% , 6/15/30 , Callable 4/15/30 @ 100 (a) ................................ 1,000,000 1,040,749
Primerica, Inc. , 2 .80% , 11/19/31 , Callable 8/19/31 @ 100 .......................... 1,750,000 1,460,430
Principal Life Global Funding II
1 .25% , 8/16/26 (a) .................................................. 2,000,000 1,816,348
5 .10% , 1/25/29 (a) .................................................. 1,000,000 996,978
Protective Life Global Funding , 1 .90% , 7/6/28 (a) ................................ 2,000,000 1,776,497
Prudential Financial, Inc.
3 .94% , 12/7/49 , Callable 6/7/49 @ 100 ................................... 1,000,000 791,580
6 .00% ( H15T5Y + 323 bps ) , 9/1/52 , Callable 6/1/32 @ 100 (c) .................... 1,000,000 996,232
Raymond James Financial, Inc. , 4 .95% , 7/15/46 ................................. 1,000,000 919,916
Regions Financial Corp. , 5 .75% ( H15T5Y + 543 bps ) , Callable 6/15/25 @ 100 (c) (e) ........ 595,000 585,686
RGA Global Funding , 5 .50% , 1/11/31 (a) ...................................... 1,900,000 1,906,292
Santander Holdings USA, Inc.
4 .40% , 7/13/27 , Callable 4/14/27 @ 100 .................................. 750,000 727,920
6 .57% ( SOFR + 270 bps ) , 6/12/29 , Callable 6/12/28 @ 100 (c) .................... 500,000 515,145
State Street Corp. , 5 .16% ( SOFR + 189 bps ) , 5/18/34 , Callable 5/18/33 @ 100 (c) .......... 1,500,000 1,491,365
Stellantis Finance U.S., Inc. , 2 .69% , 9/15/31 , Callable 6/15/31 @ 100 (a) ............... 1,200,000 1,008,128
Stewart Information Services Corp. , 3 .60% , 11/15/31 , Callable 8/15/31 @ 100 ........... 2,250,000 1,845,164
Synchrony Bank , 5 .63% , 8/23/27 , Callable 7/23/27 @ 100 ......................... 500,000 490,948
Synchrony Financial
4 .50% , 7/23/25 , Callable 4/23/25 @ 100 .................................. 500,000 490,003
5 .15% , 3/19/29 , Callable 12/19/28 @ 100 ................................. 500,000 480,608
Synovus Bank , 4 .00% ( H15T5Y + 363 bps ) , 10/29/30 , Callable 10/29/25 @ 100 (c) ......... 500,000 431,757
Synovus Financial Corp. , 7 .54% ( USISOA05 + 338 bps ) , 2/7/29 (c) .................... 500,000 477,431

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Principal Amount Value
The Bank of New York Mellon Corp.
4 .70% ( H15T5Y + 436 bps ) , Callable 9/20/25 @ 100 (c) (e) ...................... $ 500,000 $ 490,036
3 .75% ( H15T5Y + 263 bps ) , Callable 12/20/26 @ 100 (c) (d) (e) ................... 1,000,000 917,278
3 .99% ( SOFR + 115 bps ) , 6/13/28 , Callable 6/13/27 @ 100 , MTN (c) ............... 1,000,000 970,136
5 .19% ( SOFR + 142 bps ) , 3/14/35 , Callable 3/14/34 @ 100 (c) .................... 2,000,000 1,991,052
The Charles Schwab Corp. , 5 .85% ( SOFR + 250 bps ) , 5/19/34 , Callable 5/19/33 @ 100 (c) .... 1,350,000 1,381,480
The Huntington National Bank , 5 .65% , 1/10/30 , Callable 11/10/29 @ 100 .............. 1,000,000 1,006,123
The PNC Financial Services Group, Inc.
2 .55% , 1/22/30 , Callable 10/24/29 @ 100 ................................. 1,500,000 1,308,905
4 .63% ( SOFRINDX + 185 bps ) , 6/6/33 , Callable 6/6/32 @ 100 (c) ................. 500,000 466,355
5 .94% ( SOFR + 195 bps ) , 8/18/34 , Callable 8/18/33 @ 100 (c) .................... 1,000,000 1,026,590
Truist Bank , 2 .25% , 3/11/30 , Callable 12/11/29 @ 100 ............................ 1,050,000 874,440
Truist Financial Corp. , 4 .25% , 9/30/24 ........................................ 750,000 741,566
U.S. Bancorp
5 .78% ( SOFR + 202 bps ) , 6/12/29 , Callable 6/12/28 @ 100 (c) .................... 750,000 764,122
2 .49% ( H15T5Y + 95 bps ) , 11/3/36 , Callable 11/3/31 @ 100 (c) ................... 1,500,000 1,181,730
UL Solutions, Inc. , 6 .50% , 10/20/28 , Callable 9/20/28 @ 100 (a) ..................... 2,000,000 2,084,801
W.R. Berkley Corp. , 3 .55% , 3/30/52 , Callable 9/30/51 @ 100 ....................... 1,172,000 816,128
Webster Financial Corp. , 4 .10% , 3/25/29 , Callable 12/25/28 @ 100 ................... 500,000 458,279
Wells Fargo & Co.
5 .90% , Callable 6/15/24 @ 100 (e) ....................................... 1,746,000 1,743,345
3 .00% , 10/23/26 .................................................... 1,000,000 946,841
2 .88% ( TSFR3M + 143 bps ) , 10/30/30 , Callable 10/30/29 @ 100 , MTN (c) ........... 1,000,000 884,065
126,124,671
Health Care (1.9%):
AbbVie, Inc.
3 .20% , 11/21/29 , Callable 8/21/29 @ 100 .................................. 1,000,000 921,637
4 .25% , 11/21/49 , Callable 5/21/49 @ 100 .................................. 500,000 433,600
Amgen, Inc.
5 .25% , 3/2/33 , Callable 12/2/32 @ 100 ................................... 1,000,000 1,008,499
3 .00% , 1/15/52 , Callable 7/15/51 @ 100 .................................. 1,250,000 846,699
4 .20% , 2/22/52 , Callable 8/22/51 @ 100 .................................. 1,250,000 1,027,952
Baxter International, Inc. , 2 .54% , 2/1/32 , Callable 11/1/31 @ 100 .................... 1,750,000 1,450,291
Bio-Rad Laboratories, Inc. , 3 .30% , 3/15/27 , Callable 2/15/27 @ 100 .................. 1,250,000 1,184,925
Boston Medical Center Corp. , 3 .91% , 7/1/28 ................................... 500,000 472,903
Bristol-Myers Squibb Co.
3 .90% , 2/20/28 , Callable 11/20/27 @ 100 .................................. 500,000 485,420
5 .90% , 11/15/33 , Callable 8/15/33 @ 100 .................................. 1,500,000 1,603,255
5 .50% , 2/22/44 , Callable 8/22/43 @ 100 .................................. 2,000,000 2,046,344
Centene Corp. , 2 .50% , 3/1/31 , Callable 12/1/30 @ 100 ............................ 1,500,000 1,235,385
CVS Health Corp.
2 .13% , 9/15/31 , Callable 6/15/31 @ 100 .................................. 2,000,000 1,633,327
5 .63% , 2/21/53 , Callable 8/21/52 @ 100 .................................. 500,000 490,951
DENTSPLY SIRONA, Inc. , 3 .25% , 6/1/30 , Callable 3/1/30 @ 100 .................... 4,000,000 3,547,299
Duke University Health System, Inc. , 2 .60% , 6/1/30 .............................. 2,000,000 1,741,915
Eastern Maine Healthcare Systems , 3 .71% , 7/1/26 ............................... 270,000 256,465
Elevance Health, Inc.
2 .88% , 9/15/29 , Callable 6/15/29 @ 100 .................................. 323,000 291,312
2 .55% , 3/15/31 , Callable 12/15/30 @ 100 ................................. 1,000,000 854,683
Fresenius Medical Care U.S. Finance III, Inc. , 2 .38% , 2/16/31 , Callable 11/16/30 @ 100 (a) .. 2,500,000 1,964,445
HCA, Inc.
5 .60% , 4/1/34 , Callable 1/1/34 @ 100 .................................... 1,000,000 1,007,017
4 .38% , 3/15/42 , Callable 9/15/41 @ 100 .................................. 750,000 629,888
5 .25% , 6/15/49 , Callable 12/15/48 @ 100 ................................. 1,000,000 913,551
Humana, Inc. , 5 .38% , 4/15/31 , Callable 2/15/31 @ 100 ............................ 1,132,000 1,133,063
Illumina, Inc. , 2 .55% , 3/23/31 , Callable 12/23/30 @ 100 (d) ......................... 1,000,000 826,927
Orlando Health Obligated Group
3 .78% , 10/1/28 , Callable 7/1/28 @ 100 ................................... 500,000 472,119
2 .89% , 10/1/35 .................................................... 1,000,000 824,656
Revvity, Inc.
2 .55% , 3/15/31 , Callable 12/15/30 @ 100 ................................. 1,500,000 1,264,042
2 .25% , 9/15/31 , Callable 6/15/31 @ 100 .................................. 500,000 410,269

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Principal Amount Value
Solventum Corp.
5 .40% , 3/1/29 , Callable 2/1/29 @ 100 (a) .................................. $ 625,000 $ 626,472
5 .45% , 3/13/31 , Callable 1/13/31 @ 100 (a) ................................ 625,000 623,485
5 .60% , 3/23/34 , Callable 12/23/33 @ 100 (a) ............................... 625,000 626,970
5 .90% , 4/30/54 , Callable 10/30/53 @ 100 (a) ............................... 625,000 623,942
Southern Illinois Healthcare Enterprises, Inc. , 3 .97% , 5/15/50 , Callable 11/15/49 @ 100 .... 1,000,000 769,426
The Cigna Group , 2 .38% , 3/15/31 , Callable 12/15/30 @ 100 ........................ 2,000,000 1,683,828
Universal Health Services, Inc. , 2 .65% , 1/15/32 , Callable 10/15/31 @ 100 .............. 3,262,000 2,670,950
38,603,912
Industrials (2.5%):
Acuity Brands Lighting, Inc. , 2 .15% , 12/15/30 , Callable 9/15/30 @ 100 ................ 2,250,000 1,864,737
AGCO Corp. , 5 .80% , 3/21/34 , Callable 12/21/33 @ 100 ........................... 2,000,000 2,025,080
Air Lease Corp. , 2 .88% , 1/15/32 , Callable 10/15/31 @ 100 ......................... 1,000,000 842,582
American Airlines Pass Through Trust
3 .70% , 10/1/26 .................................................... 264,074 252,300
3 .85% , 2/15/28 .................................................... 309,338 285,381
3 .60% , 10/15/29 .................................................... 351,163 316,832
Aon North America, Inc.
5 .45% , 3/1/34 , Callable 12/1/33 @ 100 ................................... 1,000,000 1,010,922
5 .75% , 3/1/54 , Callable 9/1/53 @ 100 .................................... 1,000,000 1,023,529
Ashtead Capital, Inc.
4 .25% , 11/1/29 , Callable 11/1/24 @ 102.13 (a) .............................. 1,448,000 1,351,697
2 .45% , 8/12/31 , Callable 5/12/31 @ 100 (a) ................................ 667,000 541,829
5 .50% , 8/11/32 , Callable 5/11/32 @ 100 (a) ................................ 750,000 734,378
5 .95% , 10/15/33 , Callable 7/15/33 @ 100 (a) ............................... 1,500,000 1,516,340
British Airways Pass Through Trust
3 .35% , 6/15/29 (a) .................................................. 293,884 272,629
3 .80% , 9/20/31 (a) .................................................. 465,403 434,077
Builders FirstSource, Inc. , 6 .38% , 6/15/32 , Callable 6/15/27 @ 103.19 (a) ............... 500,000 507,258
Carlisle Cos., Inc. , 2 .75% , 3/1/30 , Callable 12/1/29 @ 100 ......................... 1,000,000 879,922
Carrier Global Corp. , 3 .38% , 4/5/40 , Callable 10/5/39 @ 100 ....................... 1,100,000 861,388
Concentrix Corp. , 6 .85% , 8/2/33 , Callable 5/2/33 @ 100 ........................... 1,500,000 1,489,377
Cummins, Inc. , 4 .90% , 2/20/29 , Callable 1/20/29 @ 100 ........................... 1,900,000 1,911,616
Delta Air Lines, Inc./SkyMiles IP Ltd. , 4 .75% , 10/20/28 (a) ......................... 1,250,000 1,222,585
FedEx Corp. , 4 .05% , 2/15/48 , Callable 8/15/47 @ 100 ............................ 1,500,000 1,194,957
Fluor Corp. , 4 .25% , 9/15/28 , Callable 6/15/28 @ 100 ............................. 1,000,000 935,239
Fortune Brands Innovations, Inc. , 4 .00% , 3/25/32 , Callable 12/25/31 @ 100 ............. 1,250,000 1,142,582
GXO Logistics, Inc. , 2 .65% , 7/15/31 , Callable 4/15/31 @ 100 ....................... 2,000,000 1,633,628
Hawaiian Airlines Pass Through Certificates , 3 .90% , 1/15/26 ........................ 76,939 71,352
Hillenbrand, Inc. , 3 .75% , 3/1/31 , Callable 3/1/26 @ 101.88 ......................... 350,000 303,113
Howmet Aerospace, Inc.
5 .90% , 2/1/27 ..................................................... 250,000 253,679
3 .00% , 1/15/29 , Callable 11/15/28 @ 100 .................................. 1,000,000 903,915
Hubbell, Inc. , 2 .30% , 3/15/31 , Callable 12/15/30 @ 100 ........................... 1,500,000 1,251,568
Huntington Ingalls Industries, Inc. , 2 .04% , 8/16/28 , Callable 6/16/28 @ 100 ............. 1,500,000 1,310,910
JetBlue Pass Through Trust , 2 .95% , 5/15/28 .................................... 199,374 175,028
Kennametal, Inc. , 4 .63% , 6/15/28 , Callable 3/15/28 @ 100 ......................... 1,058,000 1,038,914
Leidos, Inc.
2 .30% , 2/15/31 , Callable 11/15/30 @ 100 .................................. 1,500,000 1,239,581
5 .75% , 3/15/33 , Callable 12/15/32 @ 100 ................................. 2,250,000 2,310,860
Northwestern Mutual Global Funding , 4 .71% , 1/10/29 (a) .......................... 2,650,000 2,620,030
Otis Worldwide Corp. , 3 .11% , 2/15/40 , Callable 8/15/39 @ 100 ...................... 1,000,000 769,070
Quanta Services, Inc. , 2 .90% , 10/1/30 , Callable 7/1/30 @ 100 ....................... 1,500,000 1,311,804
Regal Rexnord Corp. , 6 .40% , 4/15/33 , Callable 1/15/33 @ 100 (a) .................... 570,000 591,991
Ryder System, Inc.
2 .85% , 3/1/27 , Callable 2/1/27 @ 100 , MTN ............................... 2,000,000 1,876,167
5 .38% , 3/15/29 , Callable 2/15/29 @ 100 , MTN ............................. 1,000,000 1,008,572
Spirit Airlines Pass Through Trust , 3 .38% , 2/15/30 ............................... 918,376 792,272
The Boeing Co.
3 .63% , 2/1/31 , Callable 11/1/30 @ 100 ................................... 2,750,000 2,421,433
5 .81% , 5/1/50 , Callable 11/1/49 @ 100 ................................... 1,000,000 946,390
The Timken Co. , 4 .13% , 4/1/32 , Callable 1/1/32 @ 100 ............................ 2,100,000 1,921,837
Trane Technologies Global Holding Co. Ltd. , 3 .75% , 8/21/28 , Callable 5/21/28 @ 100 ..... 500,000 478,233

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Principal Amount Value
Union Pacific Corp. , 3 .25% , 2/5/50 , Callable 8/5/49 @ 100 ......................... $ 1,000,000 $ 729,026
United Airlines Pass Through Trust
4 .88% , 1/15/26 .................................................... 190,708 187,319
3 .70% , 3/1/30 ..................................................... 367,383 329,075
49,093,004
Information Technology (1.3%):
Amphenol Corp.
4 .35% , 6/1/29 , Callable 3/1/29 @ 100 .................................... 500,000 487,210
2 .20% , 9/15/31 , Callable 6/15/31 @ 100 .................................. 1,125,000 931,409
Broadcom, Inc.
2 .45% , 2/15/31 , Callable 11/15/30 @ 100 (a) ................................ 1,000,000 842,220
3 .42% , 4/15/33 , Callable 1/15/33 @ 100 (a) ................................ 2,000,000 1,730,260
3 .47% , 4/15/34 , Callable 1/15/34 @ 100 (a) ................................ 500,000 428,711
Dell International LLC/EMC Corp.
5 .75% , 2/1/33 , Callable 11/1/32 @ 100 (d) ................................. 260,000 268,950
3 .38% , 12/15/41 , Callable 6/15/41 @ 100 ................................. 1,250,000 930,777
HP, Inc. , 2 .65% , 6/17/31 , Callable 3/17/31 @ 100 ................................ 1,500,000 1,270,407
Jabil, Inc. , 3 .00% , 1/15/31 , Callable 10/15/30 @ 100 .............................. 1,474,000 1,262,961
Marvell Technology, Inc. , 2 .45% , 4/15/28 , Callable 2/15/28 @ 100 ................... 1,050,000 946,724
Microsoft Corp. , 2 .53% , 6/1/50 , Callable 12/1/49 @ 100 ........................... 1,500,000 986,250
Motorola Solutions, Inc.
2 .75% , 5/24/31 , Callable 2/24/31 @ 100 .................................. 1,000,000 847,935
5 .60% , 6/1/32 , Callable 3/1/32 @ 100 .................................... 1,000,000 1,014,307
Oracle Corp.
2 .95% , 4/1/30 , Callable 1/1/30 @ 100 .................................... 1,000,000 890,165
3 .85% , 7/15/36 , Callable 1/15/36 @ 100 .................................. 2,000,000 1,711,340
3 .60% , 4/1/50 , Callable 10/1/49 @ 100 ................................... 1,000,000 722,550
Qorvo, Inc. , 3 .38% , 4/1/31 , Callable 4/1/26 @ 101.69 (a) ........................... 3,909,000 3,346,911
Skyworks Solutions, Inc. , 3 .00% , 6/1/31 , Callable 3/1/31 @ 100 ..................... 1,200,000 1,008,154
Teledyne Technologies, Inc. , 2 .75% , 4/1/31 , Callable 1/1/31 @ 100 ................... 2,000,000 1,712,935
TSMC Arizona Corp. , 2 .50% , 10/25/31 , Callable 7/25/31 @ 100 ..................... 3,400,000 2,907,929
Workday, Inc. , 3 .70% , 4/1/29 , Callable 2/1/29 @ 100 ............................. 1,500,000 1,414,575
25,662,680
Materials (1.1%):
Albemarle Corp. , 4 .65% , 6/1/27 , Callable 5/1/27 @ 100 ........................... 1,000,000 981,522
AptarGroup, Inc. , 3 .60% , 3/15/32 , Callable 12/15/31 @ 100 ........................ 2,102,000 1,853,295
Avery Dennison Corp.
2 .65% , 4/30/30 , Callable 2/1/30 @ 100 ................................... 800,000 698,928
2 .25% , 2/15/32 , Callable 11/15/31 @ 100 .................................. 1,500,000 1,226,281
Ball Corp. , 3 .13% , 9/15/31 , Callable 6/15/31 @ 100 .............................. 1,500,000 1,278,210
Bayport Polymers LLC , 4 .74% , 4/14/27 , Callable 3/14/27 @ 100 (a) ................... 1,500,000 1,439,013
Colonial Enterprises, Inc. , 3 .25% , 5/15/30 , Callable 2/15/30 @ 100 (a) ................. 1,000,000 902,350
Commercial Metals Co. , 3 .88% , 2/15/31 , Callable 2/15/26 @ 101.94 .................. 1,000,000 885,950
Eagle Materials, Inc. , 2 .50% , 7/1/31 , Callable 4/1/31 @ 100 ........................ 2,000,000 1,681,069
Ecolab, Inc. , 2 .70% , 12/15/51 , Callable 6/15/51 @ 100 ............................ 1,250,000 808,295
Freeport-McMoRan, Inc. , 4 .38% , 8/1/28 , Callable 5/6/24 @ 102.19 ................... 1,500,000 1,444,768
LYB International Finance III LLC
3 .38% , 10/1/40 , Callable 4/1/40 @ 100 ................................... 500,000 374,254
4 .20% , 5/1/50 , Callable 11/1/49 @ 100 ................................... 500,000 389,999
Martin Marietta Materials, Inc. , 2 .40% , 7/15/31 , Callable 4/15/31 @ 100 ............... 1,000,000 839,416
NewMarket Corp. , 2 .70% , 3/18/31 , Callable 12/18/30 @ 100 ........................ 1,250,000 1,049,813
Packaging Corp. of America
3 .40% , 12/15/27 , Callable 9/15/27 @ 100 ................................. 500,000 475,396
3 .05% , 10/1/51 , Callable 4/1/51 @ 100 ................................... 2,168,000 1,476,093
Reliance, Inc. , 2 .15% , 8/15/30 , Callable 5/15/30 @ 100 ............................ 472,000 397,112
The Dow Chemical Co. , 6 .30% , 3/15/33 , Callable 12/15/32 @ 100 (d) ................. 1,500,000 1,615,723
Vulcan Materials Co.
3 .90% , 4/1/27 , Callable 1/1/27 @ 100 .................................... 500,000 484,690
3 .50% , 6/1/30 , Callable 3/1/30 @ 100 .................................... 1,000,000 916,958
WRKCo, Inc. , 3 .00% , 6/15/33 , Callable 3/15/33 @ 100 ............................ 1,000,000 846,005
22,065,140

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Principal Amount Value
Real Estate (1.4%):
Alexandria Real Estate Equities, Inc. , 2 .00% , 5/18/32 , Callable 2/18/32 @ 100 ........... $ 2,750,000 $ 2,156,849
AvalonBay Communities, Inc.
3 .20% , 1/15/28 , Callable 10/15/27 @ 100 , MTN ............................. 750,000 705,871
2 .45% , 1/15/31 , Callable 10/17/30 @ 100 , MTN ............................. 1,000,000 858,178
Boston Properties LP
2 .55% , 4/1/32 , Callable 1/1/32 @ 100 .................................... 1,250,000 989,638
2 .45% , 10/1/33 , Callable 7/1/33 @ 100 ................................... 1,750,000 1,317,490
CBRE Services, Inc.
2 .50% , 4/1/31 , Callable 1/1/31 @ 100 .................................... 1,500,000 1,242,264
5 .95% , 8/15/34 , Callable 5/15/34 @ 100 .................................. 2,000,000 2,051,999
CoStar Group, Inc. , 2 .80% , 7/15/30 , Callable 4/15/30 @ 100 (a) ...................... 2,091,000 1,786,659
Crown Castle, Inc. , 2 .25% , 1/15/31 , Callable 10/15/30 @ 100 ....................... 1,500,000 1,234,011
DOC DR. LLC , 2 .63% , 11/1/31 , Callable 8/1/31 @ 100 ........................... 1,000,000 823,395
Essex Portfolio LP
1 .70% , 3/1/28 , Callable 1/1/28 @ 100 .................................... 1,000,000 877,257
2 .65% , 3/15/32 , Callable 12/15/31 @ 100 ................................. 1,000,000 826,963
GLP Capital LP/GLP Financing II, Inc.
4 .00% , 1/15/31 , Callable 10/15/30 @ 100 ................................. 1,000,000 892,836
3 .25% , 1/15/32 , Callable 10/15/31 @ 100 ................................. 933,000 786,098
Highwoods Realty LP , 2 .60% , 2/1/31 , Callable 11/1/30 @ 100 ....................... 1,000,000 789,516
Host Hotels & Resorts LP
3 .38% , 12/15/29 , Callable 9/15/29 @ 100 ................................. 500,000 445,618
3 .50% , 9/15/30 , Callable 6/15/30 @ 100 .................................. 1,017,000 905,013
Hudson Pacific Properties LP
3 .95% , 11/1/27 , Callable 8/1/27 @ 100 ................................... 500,000 444,098
4 .65% , 4/1/29 , Callable 1/1/29 @ 100 (d) .................................. 500,000 427,016
3 .25% , 1/15/30 , Callable 10/15/29 @ 100 ................................. 1,500,000 1,156,470
Kilroy Realty LP , 2 .65% , 11/15/33 , Callable 8/15/33 @ 100 ........................ 1,500,000 1,111,929
Pine Street Trust I , 4 .57% , 2/15/29 , Callable 11/15/28 @ 100 (a) ...................... 500,000 475,280
SBA Tower Trust
2 .84% , 1/15/25 , Callable 5/6/24 @ 100 (a) ................................. 500,000 488,013
6 .60% , 1/15/28 , Callable 1/15/27 @ 100 (a) ................................ 1,158,000 1,186,309
Simon Property Group LP , 6 .25% , 1/15/34 , Callable 10/15/33 @ 100 .................. 1,500,000 1,604,572
VICI Properties LP/VICI Note Co., Inc. , 4 .13% , 8/15/30 , Callable 2/15/25 @ 102.06 (a) .... 2,000,000 1,821,320
27,404,662
Utilities (2.2%):
AEP Texas, Inc. , 3 .45% , 1/15/50 , Callable 7/15/49 @ 100 .......................... 1,500,000 1,052,115
Alabama Power Co. , 3 .13% , 7/15/51 , Callable 1/15/51 @ 100 ....................... 2,000,000 1,384,059
Ameren Corp. , 3 .50% , 1/15/31 , Callable 10/15/30 @ 100 .......................... 1,000,000 904,069
Appalachian Power Co. , 2 .70% , 4/1/31 , Callable 1/1/31 @ 100 ...................... 1,500,000 1,263,769
CenterPoint Energy, Inc. , 2 .65% , 6/1/31 , Callable 3/1/31 @ 100 ...................... 1,500,000 1,270,692
Dominion Energy, Inc. , 2 .25% , 8/15/31 , Callable 5/15/31 @ 100 ..................... 1,500,000 1,228,329
DTE Electric Co.
2 .25% , 3/1/30 , Callable 12/1/29 @ 100 ................................... 1,000,000 865,736
3 .00% , 3/1/32 , Callable 12/1/31 @ 100 ................................... 1,000,000 870,694
3 .65% , 3/1/52 , Callable 9/1/51 @ 100 .................................... 500,000 377,899
Duke Energy Carolinas LLC , 2 .85% , 3/15/32 , Callable 12/15/31 @ 100 ................ 750,000 644,370
Duke Energy Corp. , 4 .50% , 8/15/32 , Callable 5/15/32 @ 100 ....................... 3,000,000 2,847,698
Duquesne Light Holdings, Inc.
2 .53% , 10/1/30 , Callable 7/1/30 @ 100 (a) ................................. 1,500,000 1,243,109
2 .78% , 1/7/32 , Callable 10/7/31 @ 100 (a) ................................. 1,200,000 978,019
Entergy Corp. , 1 .90% , 6/15/28 , Callable 4/15/28 @ 100 ........................... 2,000,000 1,765,143
Entergy Louisiana LLC
4 .00% , 3/15/33 , Callable 12/15/32 @ 100 ................................. 1,000,000 918,738
5 .70% , 3/15/54 , Callable 9/15/53 @ 100 .................................. 1,000,000 1,017,580
Florida Power & Light Co. , 2 .88% , 12/4/51 , Callable 6/4/51 @ 100 ................... 1,000,000 657,326
IPALCO Enterprises, Inc. , 4 .25% , 5/1/30 , Callable 2/1/30 @ 100 ..................... 1,525,000 1,418,921
ITC Holdings Corp. , 4 .95% , 9/22/27 , Callable 8/22/27 @ 100 (a) ..................... 1,000,000 993,628
NextEra Energy Capital Holdings, Inc. , 2 .44% , 1/15/32 , Callable 10/15/31 @ 100 ......... 2,000,000 1,654,036
Oglethorpe Power Corp.
4 .20% , 12/1/42 .................................................... 1,000,000 791,640
4 .50% , 4/1/47 , Callable 10/1/46 @ 100 ................................... 938,000 779,000

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Principal Amount Value
Oncor Electric Delivery Co. LLC , 2 .70% , 11/15/51 , Callable 5/15/51 @ 100 ............. $ 1,500,000 $ 943,044
Piedmont Natural Gas Co., Inc. , 5 .40% , 6/15/33 , Callable 3/15/33 @ 100 ............... 1,750,000 1,764,129
Potomac Electric Power Co. , 5 .50% , 3/15/54 , Callable 9/15/53 @ 100 ................. 2,000,000 2,030,010
Public Service Co. of Colorado , 1 .88% , 6/15/31 , Callable 12/15/30 @ 100 .............. 2,000,000 1,617,585
Public Service Electric & Gas Co. , 1 .90% , 8/15/31 , Callable 5/15/31 @ 100 , MTN ........ 2,000,000 1,629,752
Rayburn Country Securitization LLC , 2 .31% , 12/1/30 (a) ........................... 845,289 764,167
South Jersey Industries, Inc. , 5 .02% , 4/15/31 ................................... 1,000,000 803,533
Southern Co. Gas Capital Corp. , 1 .75% , 1/15/31 , Callable 10/15/30 @ 100 .............. 1,000,000 812,707
Southwestern Electric Power Co. , 3 .25% , 11/1/51 , Callable 5/1/51 @ 100 ............... 750,000 496,352
The AES Corp. , 2 .45% , 1/15/31 , Callable 10/15/30 @ 100 .......................... 1,000,000 820,540
The Southern Co. , 5 .70% , 3/15/34 , Callable 9/15/33 @ 100 ......................... 3,000,000 3,096,151
Union Electric Co. , 5 .20% , 4/1/34 , Callable 1/1/34 @ 100 .......................... 1,500,000 1,502,780
Vistra Operations Co. LLC , 4 .30% , 7/15/29 , Callable 4/15/29 @ 100 (a) ................ 500,000 469,300
Wisconsin Public Service Corp. , 2 .85% , 12/1/51 , Callable 6/1/51 @ 100 ............... 1,250,000 798,664
Xcel Energy, Inc. , 2 .35% , 11/15/31 , Callable 5/15/31 @ 100 ........................ 500,000 402,353
42,877,637
Total Corporate Bonds (Cost $482,580,603) 440,521,120
Yankee Dollars (5.5%)
Communication Services (0.1%):
Rogers Communications, Inc. , 3 .80% , 3/15/32 , Callable 12/15/31 @ 100 ............... 2,000,000 1,800,107
Consumer Discretionary (0.1%):
International Game Technology PLC , 5 .25% , 1/15/29 , Callable 5/7/24 @ 102.63 (a) ........ 1,000,000 966,562
Nemak SAB de CV , 3 .63% , 6/28/31 , Callable 3/28/31 @ 100 (a) ..................... 1,269,000 1,022,791
1,989,353
Consumer Staples (0.4%):
Alimentation Couche-Tard, Inc.
2 .95% , 1/25/30 , Callable 10/25/29 @ 100 (a) ............................... 667,000 601,301
3 .44% , 5/13/41 , Callable 11/13/40 @ 100 (a) ................................ 750,000 575,038
Bacardi Ltd.
4 .45% , 5/15/25 , Callable 3/15/25 @ 100 (a) ................................ 1,500,000 1,478,197
2 .75% , 7/15/26 , Callable 4/15/26 @ 100 (a) ................................ 500,000 471,704
Bacardi Ltd./Bacardi-Martini BV , 5 .40% , 6/15/33 , Callable 3/15/33 @ 100 (a) ............ 600,000 594,437
Becle SAB de CV , 2 .50% , 10/14/31 , Callable 7/14/31 @ 100 (a) ...................... 1,750,000 1,395,362
JDE Peet's NV , 2 .25% , 9/24/31 , Callable 6/24/31 @ 100 (a) ......................... 3,000,000 2,382,892
7,498,931
Energy (0.2%):
Aker BP ASA , 4 .00% , 1/15/31 , Callable 10/15/30 @ 100 (a) ........................ 750,000 685,014
Korea National Oil Corp. , 2 .63% , 4/18/32 (a) ................................... 1,500,000 1,258,632
Petroleos Mexicanos , 6 .70% , 2/16/32 , Callable 11/16/31 @ 100 ...................... 500,000 416,004
Shell International Finance BV , 2 .88% , 11/26/41 , Callable 5/26/41 @ 100 .............. 1,500,000 1,112,555
Var Energi ASA , 8 .00% , 11/15/32 , Callable 8/15/32 @ 100 (a) ....................... 1,000,000 1,123,774
4,595,979
Financials (3.0%):
ABN AMRO Bank NV , 4 .80% , 4/18/26 (a) ..................................... 500,000 490,981
ANZ Bank New Zealand Ltd. , 5 .55% , 8/11/32 , Callable 8/11/27 @ 100 (a) .............. 833,000 835,241
Ascot Group Ltd. , 4 .25% , 12/15/30 , Callable 12/15/25 @ 100 (a) ..................... 1,000,000 835,704
Banco Santander SA , 6 .92% , 8/8/33 ......................................... 1,000,000 1,045,725
Bank of Montreal , 3 .09% ( H15T5Y + 140 bps ) , 1/10/37 , Callable 1/10/32 @ 100 (c) ........ 1,500,000 1,228,633
Bank of New Zealand , 2 .87% , 1/27/32 (a) ...................................... 750,000 631,324
Barclays PLC
2 .28% ( H15T1Y + 105 bps ) , 11/24/27 , Callable 11/24/26 @ 100 (c) ................ 2,000,000 1,839,468
2 .89% ( H15T1Y + 130 bps ) , 11/24/32 , Callable 11/24/31 @ 100 (c) ................ 500,000 415,141
7 .44% ( H15T1Y + 350 bps ) , 11/2/33 , Callable 11/2/32 @ 100 (c) .................. 1,000,000 1,111,951
BP Capital Markets PLC
4 .38% ( H15T5Y + 404 bps ) , Callable 6/22/25 @ 100 (c) (e) ...................... 414,000 406,171
4 .88% ( H15T5Y + 440 bps ) , Callable 3/22/30 @ 100 (c) (e) ...................... 750,000 716,623

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Principal Amount Value
BPCE SA
5 .75% ( SOFR + 287 bps ) , 7/19/33 , Callable 7/19/32 @ 100 (a) (c) .................. $ 1,000,000 $ 1,000,623
6 .51% ( H15T1Y + 279 bps ) , 1/18/35 , Callable 1/18/34 @ 100 (a) (c) ................ 2,400,000 2,432,137
Brookfield Finance, Inc. , 2 .72% , 4/15/31 , Callable 1/15/31 @ 100 .................... 1,000,000 850,803
Canadian Imperial Bank of Commerce , 6 .09% , 10/3/33 , Callable 7/3/33 @ 100 ........... 1,000,000 1,052,859
Commonwealth Bank of Australia
2 .69% , 3/11/31 (a) ................................................... 1,000,000 831,445
3 .78% , 3/14/32 (a) .................................................. 2,000,000 1,762,741
Cooperatieve Rabobank UA
1 .11% ( H15T1Y + 55 bps ) , 2/24/27 , Callable 2/24/26 @ 100 (a) (c) ................. 2,000,000 1,841,718
4 .00% ( USSW5 + 189 bps ) , 4/10/29 , Callable 4/10/24 @ 100 , MTN (c) .............. 600,000 599,530
Credit Agricole SA
3 .25% , 10/4/24 (a) .................................................. 1,250,000 1,234,258
6 .25% ( SOFR + 267 bps ) , 1/10/35 , Callable 1/10/34 @ 100 (a) (c) .................. 1,350,000 1,374,503
Deutsche Bank AG , 3 .74% ( SOFR + 226 bps ) , 1/7/33 , Callable 10/7/31 @ 100 (c) .......... 3,750,000 3,091,588
Federation des Caisses Desjardins du Quebec , 4 .55% , 8/23/27 (a) ..................... 2,000,000 1,962,986
HSBC Holdings PLC
2 .21% ( SOFR + 129 bps ) , 8/17/29 , Callable 8/17/28 @ 100 (c) .................... 1,000,000 876,530
8 .11% ( SOFR + 425 bps ) , 11/3/33 , Callable 11/3/32 @ 100 (c) .................... 1,000,000 1,143,842
Imperial Brands Finance PLC , 3 .88% , 7/26/29 , Callable 4/26/29 @ 100 (a) .............. 1,000,000 936,322
ING Groep NV , 2 .73% ( SOFR + 132 bps ) , 4/1/32 , Callable 4/1/31 @ 100 (c) .............. 2,000,000 1,697,206
JAB Holdings BV , 4 .50% , 4/8/52 , Callable 10/8/51 @ 100 (a) ....................... 1,000,000 750,808
Lloyds Banking Group PLC
1 .63% ( H15T1Y + 85 bps ) , 5/11/27 , Callable 5/11/26 @ 100 (c) ................... 1,000,000 920,781
3 .57% ( US0003M + 121 bps ) , 11/7/28 , Callable 11/7/27 @ 100 (c) ................. 250,000 234,433
7 .95% ( H15T1Y + 375 bps ) , 11/15/33 , Callable 8/15/32 @ 100 (c) ................. 606,000 683,073
Macquarie Bank Ltd. , 3 .05% ( H15T5Y + 170 bps ) , 3/3/36 , Callable 3/3/31 @ 100 (a) (c) ...... 1,250,000 1,035,518
Macquarie Group Ltd. , 4 .10% ( SOFR + 213 bps ) , 6/21/28 , Callable 6/21/27 @ 100 (a) (c) ..... 1,000,000 965,210
Mitsubishi UFJ Financial Group, Inc. , 5 .02% ( H15T1Y + 195 bps ) , 7/20/28 , Callable 7/20/27 @
100 (c) (d) ......................................................... 1,500,000 1,495,248
Mizuho Financial Group, Inc.
2 .56% , 9/13/31 .................................................... 1,000,000 818,461
2 .17% ( H15T1Y + 87 bps ) , 5/22/32 , Callable 5/22/31 @ 100 (c) ................... 1,500,000 1,225,242
National Australia Bank Ltd. , 3 .93% ( H15T5Y + 188 bps ) , 8/2/34 , Callable 8/2/29 @ 100 (a) (c) 1,500,000 1,373,945
Nationwide Building Society
4 .30% ( US0003M + 145 bps ) , 3/8/29 , Callable 3/8/28 @ 100 (a) (c) ................. 250,000 239,327
3 .96% ( US0003M + 186 bps ) , 7/18/30 , Callable 7/18/29 @ 100 (a) (c) ............... 500,000 462,892
NatWest Group PLC , 4 .45% ( US0003M + 187 bps ) , 5/8/30 , Callable 5/8/29 @ 100 (c) ....... 1,000,000 953,399
Nomura Holdings, Inc. , 5 .61% , 7/6/29 ........................................ 1,500,000 1,517,265
Santander UK Group Holdings PLC , 2 .90% ( SOFR + 148 bps ) , 3/15/32 , Callable 3/15/31 @
100 (c) ........................................................... 2,000,000 1,702,446
Societe Generale SA
1 .49% ( H15T1Y + 110 bps ) , 12/14/26 , Callable 12/14/25 @ 100 (a) (c) .............. 500,000 464,373
3 .34% ( H15T1Y + 160 bps ) , 1/21/33 , Callable 1/21/32 @ 100 (a) (c) ................ 1,000,000 838,732
6 .22% ( H15T1Y + 320 bps ) , 6/15/33 , Callable 6/15/32 @ 100 (a) (c) ................ 1,000,000 1,003,292
Standard Chartered PLC , 4 .87% ( USISOA05 + 197 bps ) , 3/15/33 , Callable 3/15/28 @ 100 (a) (c) 500,000 475,777
Sumitomo Mitsui Financial Group, Inc. , 2 .22% , 9/17/31 ........................... 1,500,000 1,227,304
The Bank of Nova Scotia
4 .50% , 12/16/25 .................................................... 500,000 491,804
1 .30% , 9/15/26 .................................................... 1,000,000 913,180
2 .45% , 2/2/32 ..................................................... 1,000,000 827,723
The Toronto-Dominion Bank , 2 .00% , 9/10/31 ................................... 1,500,000 1,225,522
UBS Group AG
3 .75% , 3/26/25 .................................................... 500,000 490,496
2 .19% ( SOFR + 204 bps ) , 6/5/26 , Callable 6/5/25 @ 100 (a) (c) .................... 1,000,000 959,190
1 .31% ( SOFRINDX + 98 bps ) , 2/2/27 , Callable 2/2/26 @ 100 (a) (c) ................ 1,000,000 923,686
4 .28% , 1/9/28 , Callable 1/9/27 @ 100 (a) .................................. 750,000 723,505
9 .02% ( SOFR + 502 bps ) , 11/15/33 , Callable 11/15/32 @ 100 (a) (c) ................ 500,000 606,924
Westpac Banking Corp.
4 .32% ( USISOA05 + 224 bps ) , 11/23/31 , Callable 11/23/26 @ 100 (c) ............... 1,000,000 964,945
2 .67% ( H15T5Y + 175 bps ) , 11/15/35 , Callable 11/15/30 @ 100 (c) ................ 1,000,000 824,555
3 .02% ( H15T5Y + 153 bps ) , 11/18/36 , Callable 11/18/31 @ 100 (c) ................ 1,000,000 822,028
60,407,137

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Principal Amount Value
Health Care (0.5%):
Olympus Corp. , 2 .14% , 12/8/26 , Callable 11/8/26 @ 100 (a) ........................ $ 758,000 $ 696,409
Royalty Pharma PLC
2 .15% , 9/2/31 , Callable 6/2/31 @ 100 .................................... 1,500,000 1,207,582
3 .30% , 9/2/40 , Callable 3/2/40 @ 100 .................................... 2,000,000 1,491,133
3 .55% , 9/2/50 , Callable 3/2/50 @ 100 .................................... 750,000 516,672
Smith & Nephew PLC
2 .03% , 10/14/30 , Callable 7/14/30 @ 100 ................................. 2,650,000 2,187,814
5 .40% , 3/20/34 , Callable 12/20/33 @ 100 ................................. 2,000,000 1,991,550
STERIS Irish FinCo Unlimited Co. , 2 .70% , 3/15/31 , Callable 12/15/30 @ 100 ........... 2,000,000 1,708,923
9,800,083
Industrials (0.6%):
Air Canada Pass Through Trust , 4 .13% , 5/15/25 (a) ............................... 1,570,739 1,535,268
Aircastle Ltd. , 6 .50% , 7/18/28 , Callable 6/18/28 @ 100 (a) .......................... 1,000,000 1,020,761
BAE Systems PLC , 3 .40% , 4/15/30 , Callable 1/15/30 @ 100 (a) ...................... 750,000 684,195
Ferguson Finance PLC
3 .25% , 6/2/30 , Callable 3/2/30 @ 100 (a) .................................. 1,800,000 1,611,732
4 .65% , 4/20/32 , Callable 1/20/32 @ 100 (a) ................................ 750,000 715,577
nVent Finance Sarl , 5 .65% , 5/15/33 , Callable 2/15/33 @ 100 ........................ 1,500,000 1,512,214
Pentair Finance Sarl , 5 .90% , 7/15/32 , Callable 4/15/32 @ 100 ....................... 2,000,000 2,062,355
Port of Newcastle Investments Financing Pty Ltd. , 5 .90% , 11/24/31 , Callable 8/24/31 @
100 (a) ........................................................... 1,000,000 901,764
Rolls-Royce PLC , 3 .63% , 10/14/25 , Callable 7/14/25 @ 100 (a) ...................... 275,000 266,984
Trane Technologies Financing Ltd. , 5 .25% , 3/3/33 , Callable 12/3/32 @ 100 ............. 1,750,000 1,776,617
12,087,467
Information Technology (0.2%):
NXP BV/NXP Funding LLC/NXP USA, Inc. , 2 .65% , 2/15/32 , Callable 11/15/31 @ 100 .... 1,500,000 1,245,114
Open Text Corp. , 6 .90% , 12/1/27 , Callable 11/1/27 @ 100 (a) ........................ 686,000 709,699
SK Hynix, Inc. , 6 .50% , 1/17/33 (a) ........................................... 1,071,000 1,142,237
3,097,050
Materials (0.2%):
ArcelorMittal SA , 6 .80% , 11/29/32 , Callable 8/29/32 @ 100 ........................ 1,500,000 1,604,358
CCL Industries, Inc. , 3 .05% , 6/1/30 , Callable 3/1/30 @ 100 (a) ....................... 2,000,000 1,737,069
3,341,427
Real Estate (0.1%):
Ontario Teachers' Cadillac Fairview Properties Trust , 2 .50% , 10/15/31 , Callable 7/15/31 @
100 (a) ........................................................... 3,233,000 2,612,943
Utilities (0.1%):
Enel Finance International NV , 1 .88% , 7/12/28 , Callable 5/12/28 @ 100 (a) .............. 2,000,000 1,751,571
GENM Capital Labuan Ltd. , 3 .88% , 4/19/31 , Callable 1/19/31 @ 100 (a) ............... 1,500,000 1,314,274
3,065,845
Total Yankee Dollars (Cost $119,238,061) 110,296,322
Municipal Bonds (1.1%)
Arizona (0.0%):(f)
The University of Arizona Revenue , Series A , 1 .82% , 6/1/30 ........................ 1,000,000 852,905
California (0.1%):
California Statewide Communities Development Authority Revenue , 1 .73% , 4/1/27 ....... 1,000,000 896,186
City of El Cajon Revenue
Series A , 1 .70% , 4/1/27 .............................................. 620,000 566,941
Series A , 1 .90% , 4/1/28 .............................................. 500,000 449,338
1,912,465
Connecticut (0.0%):(f)
State of Connecticut, GO , Series A , 3 .43% , 4/15/28 .............................. 500,000 479,411

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Principal Amount Value
Florida (0.2%):
Florida Development Finance Corp. Revenue , Series B , 3 .22% , 2/1/32 , Continuously Callable
@100 ........................................................... $ 1,020,000 $ 861,835
Hillsborough County IDA Revenue , 3 .58% , 8/1/35 , Continuously Callable @100 ......... 1,500,000 1,292,479
Hillsborough County School Board Certificate of Participation , Series B , 1 .92% , 7/1/25 .... 750,000 717,382
2,871,696
Louisiana (0.0%):(f)
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue , Series A , 4 .48% , 8/1/39 ....................................... 835,000 786,419
Michigan (0.1%):
Michigan Finance Authority Revenue , 2 .47% , 12/1/25 ............................ 1,000,000 958,164
New Jersey (0.1%):
New Jersey Economic Development Authority Revenue , Series NNN , 3 .47% , 6/15/27 ...... 1,000,000 956,373
New Jersey Health Care Facilities Financing Authority Revenue , Series A , 3 .36% , 7/1/40 ... 1,000,000 811,254
South Jersey Transportation Authority Revenue , Series B , 2 .38% , 11/1/27 ............... 900,000 815,994
2,583,621
Pennsylvania (0.1%):
Public Parking Authority of Pittsburgh Revenue , 2 .33% , 12/1/29 ..................... 895,000 782,959
State Public School Building Authority Revenue , 3 .15% , 4/1/30 ...................... 1,290,000 1,179,902
1,962,861
Texas (0.4%):
City of San Antonio, GO , 1 .76% , 2/1/31 , Continuously Callable @100 ................. 630,000 525,881
County of Bexar Revenue , 2 .28% , 8/15/32 , Continuously Callable @100 ............... 1,070,000 857,625
Harris County Cultural Education Facilities Finance Corp. Revenue
3 .34% , 11/15/37 .................................................... 2,000,000 1,676,560
Series D , 2 .28% , 7/1/34 .............................................. 370,000 289,680
North Texas Tollway Authority Revenue , 1 .02% , 1/1/25 ........................... 1,000,000 968,546
San Antonio Education Facilities Corp. Revenue , 2 .50% , 4/1/29 ...................... 1,270,000 1,082,443
Tarrant County Cultural Education Facilities Finance Corp. Revenue
1 .63% , 9/1/26 ..................................................... 525,000 481,588
1 .82% , 9/1/27 ..................................................... 700,000 625,439
Uptown Development Authority Tax Allocation
Series B , 2 .58% , 9/1/31 .............................................. 270,000 221,370
Series B , 2 .78% , 9/1/33 , Continuously Callable @100 ......................... 500,000 396,354
7,125,486
Virginia (0.1%):
Virginia Housing Development Authority Revenue
Series J , 1 .97% , 11/1/28 .............................................. 225,000 196,232
Series J , 2 .27% , 11/1/31 , Continuously Callable @100 ........................ 225,000 184,658
Series J , 2 .42% , 11/1/32 , Continuously Callable @100 ........................ 275,000 222,972
Series J , 2 .47% , 11/1/33 , Continuously Callable @100 ........................ 270,000 214,835
Series J , 2 .52% , 11/1/34 , Continuously Callable @100 ........................ 250,000 195,259
Series J , 2 .57% , 11/1/35 , Continuously Callable @100 ........................ 300,000 230,198
1,244,154
Total Municipal Bonds (Cost $23,690,000) 20,777,182
U.S. Government Agency Mortgages (11.8%)
Federal Farm Credit Banks Funding Corporation
5 .69% , 7/11/30 ..................................................... 5,000,000 4,991,500
5 .93% , 7/14/33 .................................................... 5,000,000 5,006,800
2 .55% , 12/21/34 .................................................... 3,000,000 2,371,890
12,370,190
Federal Home Loan Mortgage Corporation
3 .00% , 3/1/31 - 5/1/52 ............................................... 4,072,354 3,539,364
3 .50% , 5/1/33 - 7/1/52 ............................................... 3,392,614 3,068,531
5 .00% , 3/1/38 - 6/1/53 ............................................... 15,725,113 15,425,801
5 .50% , 8/1/38 - 5/1/53 ............................................... 6,538,644 6,537,827
4 .00% , 7/1/42 - 9/1/52 ............................................... 4,156,873 3,914,800
4 .50% , 11/1/42 - 10/1/52 .............................................. 4,254,825 4,082,508
6 .00% , 8/1/53 - 2/1/54 ............................................... 4,910,636 4,955,539
41,524,370

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Principal Amount Value
Federal National Mortgage Association
2 .50% , 11/1/34 - 3/1/52 .............................................. $ 3,434,902 $ 2,865,085
5 .00% , 12/1/37 - 2/1/54 .............................................. 11,995,712 11,781,121
4 .50% , 1/1/38 - 9/1/52 ............................................... 25,324,844 24,203,601
4 .00% , 4/1/38 - 6/1/52 ............................................... 18,750,093 17,522,066
3 .50% , 12/1/42 - 8/1/52 .............................................. 17,582,486 15,935,730
3 .00% , 2/1/50 - 2/1/52 ............................................... 3,802,251 3,290,010
2 .00% , 11/1/51 - 12/1/51 .............................................. 3,027,326 2,421,545
5 .50% , 10/1/52 - 8/1/53 .............................................. 6,401,955 6,376,561
6 .00% , 9/1/53 ..................................................... 1,069,849 1,083,352
85,479,071
Government National Mortgage Association
5 .00% , 8/20/38 - 2/20/54 ............................................. 11,330,053 11,130,603
3 .00% , 10/20/51 - 11/20/52 ............................................ 12,325,367 10,874,950
3 .50% , 2/20/52 - 6/20/52 ............................................. 6,040,414 5,485,810
4 .50% , 8/20/52 - 11/20/53 ............................................. 14,751,847 14,101,482
4 .00% , 11/20/52 .................................................... 4,221,937 3,949,351
5 .50% , 4/20/53 - 2/20/54 ............................................. 29,638,814 29,659,042
2 .50% , 6/20/53 - 9/20/53 ............................................. 9,922,973 8,459,582
6 .00% , 7/20/53 - 9/20/53 ............................................. 8,792,103 8,890,251
6 .50% , 1/20/54 .................................................... 3,977,717 4,041,650
96,592,721
Total U.S. Government Agency Mortgages (Cost $240,587,122) 235,966,352
U.S. Treasury Obligations (43.4%)
U.S. Treasury Bonds
5 .25% , 2/15/29 .................................................... 7,000,000 7,298,594
3 .50% , 2/15/39 .................................................... 20,000,000 18,390,625
1 .13% , 5/15/40 .................................................... 6,878,000 4,305,198
1 .38% , 11/15/40 .................................................... 5,000,000 3,220,313
2 .25% , 5/15/41 .................................................... 13,000,000 9,607,813
1 .75% , 8/15/41 .................................................... 21,000,000 14,194,688
2 .00% , 11/15/41 .................................................... 12,190,000 8,552,047
2 .38% , 2/15/42 .................................................... 10,000,000 7,450,000
3 .38% , 8/15/42 .................................................... 15,000,000 12,977,344
3 .13% , 2/15/43 .................................................... 14,000,000 11,598,125
2 .88% , 5/15/43 .................................................... 2,000,000 1,589,062
3 .88% , 5/15/43 .................................................... 17,000,000 15,717,031
4 .38% , 8/15/43 .................................................... 10,000,000 9,898,437
4 .75% , 11/15/43 .................................................... 10,000,000 10,390,625
3 .38% , 5/15/44 .................................................... 7,000,000 5,974,062
2 .50% , 2/15/46 .................................................... 10,000,000 7,229,687
2 .75% , 8/15/47 .................................................... 500,000 374,766
2 .75% , 11/15/47 .................................................... 500,000 374,297
3 .00% , 2/15/48 .................................................... 3,500,000 2,742,578
3 .38% , 11/15/48 .................................................... 7,012,000 5,870,359
1 .38% , 8/15/50 .................................................... 7,000,000 3,705,625
1 .63% , 11/15/50 .................................................... 3,000,000 1,695,469
1 .88% , 2/15/51 .................................................... 28,013,000 16,882,210
2 .00% , 8/15/51 .................................................... 27,203,000 16,861,610
4 .00% , 11/15/52 .................................................... 2,000,000 1,883,750
3 .63% , 2/15/53 .................................................... 10,000,000 8,798,438
4 .13% , 8/15/53 .................................................... 20,000,000 19,262,500
U.S. Treasury Inflation Indexed Bonds , 0 .88% , 1/15/29 ............................ 610,615 582,586
U.S. Treasury Notes
0 .38% , 8/15/24 .................................................... 10,000,000 9,817,578
1 .50% , 10/31/24 .................................................... 3,000,000 2,935,781
0 .75% , 11/15/24 .................................................... 10,000,000 9,728,906
2 .25% , 12/31/24 .................................................... 5,000,000 4,893,945
4 .25% , 12/31/24 .................................................... 5,000,000 4,965,820
1 .13% , 1/15/25 .................................................... 4,000,000 3,877,188
2 .63% , 4/15/25 .................................................... 8,000,000 7,808,125

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Principal Amount Value
2 .88% , 6/15/25 .................................................... $ 5,000,000 $ 4,878,906
3 .00% , 7/15/25 .................................................... 5,000,000 4,882,422
3 .00% , 9/30/25 .................................................... 300,000 292,230
0 .38% , 11/30/25 .................................................... 3,000,000 2,790,938
4 .88% , 11/30/25 .................................................... 5,000,000 5,008,008
4 .25% , 12/31/25 .................................................... 15,000,000 14,880,469
0 .38% , 1/31/26 .................................................... 4,000,000 3,699,063
0 .75% , 5/31/26 .................................................... 5,000,000 4,606,641
1 .50% , 8/15/26 .................................................... 2,000,000 1,863,594
1 .38% , 8/31/26 .................................................... 8,000,000 7,426,875
1 .13% , 10/31/26 .................................................... 5,000,000 4,592,969
2 .00% , 11/15/26 .................................................... 2,700,000 2,534,836
4 .00% , 1/15/27 .................................................... 15,000,000 14,823,047
1 .88% , 2/28/27 .................................................... 15,000,000 13,964,062
2 .38% , 5/15/27 .................................................... 7,000,000 6,587,656
0 .50% , 6/30/27 .................................................... 2,500,000 2,208,398
2 .25% , 8/15/27 .................................................... 1,000,000 933,750
2 .25% , 11/15/27 .................................................... 1,700,000 1,582,062
0 .63% , 11/30/27 .................................................... 13,000,000 11,379,063
0 .75% , 1/31/28 .................................................... 10,000,000 8,754,687
2 .75% , 2/15/28 .................................................... 9,000,000 8,495,859
1 .25% , 3/31/28 .................................................... 8,000,000 7,112,500
1 .25% , 4/30/28 .................................................... 10,000,000 8,871,094
2 .88% , 5/15/28 .................................................... 4,000,000 3,785,938
1 .00% , 7/31/28 .................................................... 22,000,000 19,172,656
2 .88% , 8/15/28 .................................................... 630,000 594,956
1 .13% , 8/31/28 .................................................... 5,000,000 4,372,656
1 .25% , 9/30/28 .................................................... 10,000,000 8,779,688
3 .13% , 11/15/28 .................................................... 1,000,000 952,578
3 .75% , 12/31/28 .................................................... 10,000,000 9,793,750
4 .00% , 1/31/29 .................................................... 20,000,000 19,807,813
2 .63% , 2/15/29 .................................................... 1,000,000 929,219
2 .38% , 3/31/29 .................................................... 18,000,000 16,507,969
2 .88% , 4/30/29 .................................................... 5,000,000 4,692,969
2 .75% , 5/31/29 .................................................... 5,000,000 4,658,594
1 .63% , 8/15/29 .................................................... 10,000,000 8,779,687
3 .50% , 1/31/30 .................................................... 10,000,000 9,624,219
4 .00% , 2/28/30 .................................................... 16,000,000 15,820,000
0 .63% , 8/15/30 .................................................... 10,485,000 8,397,830
4 .13% , 8/31/30 .................................................... 35,000,000 34,789,453
4 .63% , 9/30/30 .................................................... 5,000,000 5,110,937
4 .00% , 1/31/31 .................................................... 19,000,000 18,756,562
1 .13% , 2/15/31 .................................................... 15,295,000 12,546,680
1 .63% , 5/15/31 .................................................... 20,000,000 16,859,375
1 .38% , 11/15/31 .................................................... 5,128,000 4,190,537
1 .88% , 2/15/32 .................................................... 6,000,000 5,069,062
2 .88% , 5/15/32 .................................................... 9,185,000 8,343,998
2 .75% , 8/15/32 .................................................... 9,307,000 8,351,578
4 .13% , 11/15/32 .................................................... 69,500,000 69,054,766
3 .38% , 5/15/33 .................................................... 53,350,000 49,998,953
3 .88% , 8/15/33 .................................................... 34,176,000 33,289,560
4 .50% , 11/15/33 .................................................... 44,000,000 45,024,375
4 .00% , 2/15/34 .................................................... 5,000,000 4,922,656
Total U.S. Treasury Obligations (Cost $910,641,884) 866,603,325
Commercial Paper (0.3%)
Energy (0.1%):
ONE Gas, Inc. , 5 .48% , 4/4/24 (g) ............................................ 1,300,000 1,298,615

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Principal Amount Value
Financials (0.2%):
Hannover Funding Co. LLC , 5 .51% , 4/1/24 (g) .................................. $ 4,500,000 $ 4,497,262
Total Commercial Paper (Cost $5,799,407) 5,795,877
Shares
Collateral for Securities Loaned (0.3%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .21% (h) ........ 1,628,439 1,628,439
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .24% (h) ............ 1,628,439 1,628,439
Invesco Government & Agency Portfolio, Institutional Shares , 5 .24% (h) ............... 976,359 976,359
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .22% (h) . 1,628,439 1,628,439
Total Collateral for Securities Loaned (Cost $5,861,676) 5,861,676
Total Investments (Cost $2,092,632,645) — 99.4% 1,982,890,535
Other assets in excess of liabilities — 0.6% 12,181,790
NET ASSETS - 100.00% $ 1,995,072,325
At March 31, 2024, the Fund's investments in foreign securities were 6.2% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2024, the fair value of these securities was
$366,370,503 and amounted to 18.4% of net assets.
(b) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at March 31, 2024.
(c) Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2024.
(d) All or a portion of this security is on loan.
(e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(f) Amount represents less than 0.05% of net assets.
(g) Rate represents the effective yield at March 31, 2024.
(h) Rate disclosed is the daily yield on March 31, 2024.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of March 31, 2024.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of March 31, 2024.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
IDA
—
Industrial Development Authority
LIBOR
—
London Interbank Offered Rate
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of March 31, 2024.
SOFR30A
—
30 day average of SOFR, rate disclosed as of March 31, 2024.
SOFR90A
—
90 day average of SOFR, rate disclosed as of March 31, 2024.
TSFR1M
—
1 month Term SOFR, rate disclosed as of March 31, 2024.
TSFR3M
—
3 month Term SOFR, rate disclosed as of March 31, 2024.
US0003M
—
3 Month US Dollar LIBOR, rate disclosed as of March 31, 2024, based on the last reset date of the security.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of March 31, 2024.
USSW5
—
USD 5 Year Swap Rate, rate disclosed as of March 31, 2024.

Schedule of Portfolio Investments
March 31, 2024
Victory Portfolios II
VictoryShares US Value Momentum ETF

(Unaudited)
Security Description Shares Value
Common Stocks (99.3%)
Communication Services (4.2%):
Alphabet, Inc. , Class A (a) ................................................. 7,383 $ 1,114,316
AT&T, Inc. ........................................................... 63,442 1,116,579
Fox Corp. , Class A ...................................................... 39,530 1,236,103
Meta Platforms, Inc. , Class A .............................................. 1,552 753,620
News Corp. , Class A ..................................................... 45,704 1,196,531
Verizon Communications, Inc. .............................................. 27,047 1,134,892
6,552,041
Consumer Discretionary (6.3%):
D.R. Horton, Inc. ....................................................... 6,128 1,008,362
Deckers Outdoor Corp. (a) ................................................. 841 791,600
Ford Motor Co. ........................................................ 68,620 911,274
General Motors Co. ..................................................... 22,433 1,017,336
Lennar Corp. , Class A .................................................... 6,057 1,041,683
NVR, Inc. (a) .......................................................... 145 1,174,494
PulteGroup, Inc. ........................................................ 8,315 1,002,955
Royal Caribbean Cruises Ltd. (a) ............................................ 6,877 955,972
The TJX Cos., Inc. ...................................................... 18,369 1,862,984
9,766,660
Consumer Staples (5.1%):
Archer-Daniels-Midland Co. ............................................... 14,591 916,461
Costco Wholesale Corp. .................................................. 2,324 1,702,632
The Kraft Heinz Co. ..................................................... 42,494 1,568,029
The Kroger Co. ........................................................ 31,034 1,772,972
Tyson Foods, Inc. , Class A ................................................ 22,733 1,335,109
Walgreens Boots Alliance, Inc. ............................................. 33,980 737,026
8,032,229
Energy (4.0%):
Diamondback Energy, Inc. ................................................ 6,217 1,232,023
Marathon Oil Corp. ..................................................... 39,331 1,114,641
Marathon Petroleum Corp. ................................................ 6,480 1,305,720
Phillips 66 ............................................................ 8,448 1,379,896
Valero Energy Corp. ..................................................... 7,275 1,241,770
6,274,050
Financials (18.2%):
Aflac, Inc. ............................................................ 17,155 1,472,928
American Express Co. ................................................... 6,028 1,372,515
American International Group, Inc. .......................................... 22,107 1,728,104
Berkshire Hathaway, Inc. , Class B (a) ......................................... 5,550 2,333,886
Capital One Financial Corp. ............................................... 7,796 1,160,746
Cboe Global Markets, Inc. ................................................ 8,186 1,504,014
Citigroup, Inc. ......................................................... 23,116 1,461,856
Corebridge Financial, Inc. (b) ............................................... 45,367 1,303,394
Fidelity National Financial, Inc. ............................................ 24,832 1,318,579
First Citizens BancShares, Inc. , Class A ....................................... 620 1,013,700
Fiserv, Inc. (a) .......................................................... 11,701 1,870,054
Global Payments, Inc. .................................................... 8,061 1,077,433
JPMorgan Chase & Co. .................................................. 10,050 2,013,015
KKR & Co., Inc. ....................................................... 9,933 999,061
Loews Corp. .......................................................... 27,495 2,152,584
Synchrony Financial ..................................................... 24,837 1,070,972
The Bank of New York Mellon Corp. ......................................... 24,951 1,437,677
The Hartford Financial Services Group, Inc. .................................... 17,610 1,814,711
Wells Fargo & Co. ...................................................... 21,089 1,222,318
28,327,547
Health Care (15.3%):
Amgen, Inc. ........................................................... 4,507 1,281,430
Boston Scientific Corp. (a) ................................................. 20,888 1,430,619
Cardinal Health, Inc. .................................................... 12,077 1,351,416

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VictoryShares US Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Cencora, Inc. .......................................................... 7,559 $ 1,836,761
Centene Corp. (a) ....................................................... 14,299 1,122,186
CVS Health Corp. ...................................................... 14,464 1,153,649
Eli Lilly & Co. ......................................................... 1,190 925,772
Gilead Sciences, Inc. .................................................... 16,675 1,221,444
HCA Healthcare, Inc. .................................................... 4,032 1,344,793
Laboratory Corp. of America Holdings ........................................ 7,536 1,646,315
McKesson Corp. ....................................................... 2,782 1,493,517
Moderna, Inc. (a) ....................................................... 5,750 612,720
Molina Healthcare, Inc. (a) ................................................ 2,848 1,170,044
Neurocrine Biosciences, Inc. (a) ............................................. 8,649 1,192,870
Pfizer, Inc. ............................................................ 43,566 1,208,956
Quest Diagnostics, Inc. ................................................... 12,031 1,601,446
Regeneron Pharmaceuticals, Inc. (a) .......................................... 1,372 1,320,536
The Cigna Group ....................................................... 2,629 954,827
Viatris, Inc. ........................................................... 80,588 962,221
23,831,522
Industrials (16.4%):
Builders FirstSource, Inc. (a) ............................................... 3,353 699,268
Copart, Inc. (a) ......................................................... 24,853 1,439,486
Eaton Corp. PLC ....................................................... 3,946 1,233,835
Expeditors International of Washington, Inc. .................................... 11,490 1,396,839
FedEx Corp. .......................................................... 4,393 1,272,828
General Dynamics Corp. .................................................. 5,720 1,615,843
General Electric Co. ..................................................... 8,165 1,433,202
Ingersoll Rand, Inc. ..................................................... 14,746 1,400,133
Lennox International, Inc. ................................................. 2,228 1,088,957
Owens Corning ........................................................ 6,283 1,048,004
PACCAR, Inc. ......................................................... 12,854 1,592,482
Parker-Hannifin Corp. ................................................... 2,111 1,173,273
Snap-on, Inc. .......................................................... 4,732 1,401,713
Textron, Inc. .......................................................... 12,962 1,243,445
TransDigm Group, Inc. ................................................... 1,118 1,376,929
Uber Technologies, Inc. (a) ................................................ 9,778 752,808
U-Haul Holding Co. ..................................................... 14,562 970,994
United Rentals, Inc. ..................................................... 1,115 804,038
Vertiv Holdings Co. , Class A ............................................... 7,740 632,126
W.W. Grainger, Inc. ..................................................... 1,356 1,379,459
Westinghouse Air Brake Technologies Corp. .................................... 10,943 1,594,176
25,549,838
Information Technology (9.7%):
Akamai Technologies, Inc. (a) .............................................. 12,212 1,328,177
Broadcom, Inc. ........................................................ 677 897,303
Cognizant Technology Solutions Corp. , Class A ................................. 17,146 1,256,630
Crowdstrike Holdings, Inc. , Class A (a) ....................................... 2,142 686,704
Dell Technologies, Inc. , Class C ............................................ 7,655 873,512
Fair Isaac Corp. (a) ...................................................... 835 1,043,424
Hewlett Packard Enterprise Co. ............................................. 63,963 1,134,064
HP, Inc. .............................................................. 44,190 1,335,422
Intel Corp. ............................................................ 17,229 761,005
International Business Machines Corp. ........................................ 7,729 1,475,930
Jabil, Inc. ............................................................ 4,895 655,685
Micron Technology, Inc. .................................................. 9,848 1,160,981
Microsoft Corp. ........................................................ 3,241 1,363,554
NVIDIA Corp. ......................................................... 856 773,447
Super Micro Computer, Inc. (a) ............................................. 403 407,042
15,152,880
Materials (6.1%):
Celanese Corp. ......................................................... 6,844 1,176,210
DuPont de Nemours, Inc. ................................................. 15,059 1,154,573
LyondellBasell Industries NV , Class A ........................................ 14,535 1,486,640

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(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Nucor Corp. ........................................................... 5,479 $ 1,084,294
Packaging Corp. of America ............................................... 7,177 1,362,051
Reliance, Inc. .......................................................... 3,385 1,131,199
Steel Dynamics, Inc. ..................................................... 7,003 1,038,055
Westlake Corp. ........................................................ 7,210 1,101,688
9,534,710
Real Estate (9.2%):
Alexandria Real Estate Equities, Inc. ......................................... 6,248 805,430
AvalonBay Communities, Inc. .............................................. 7,702 1,429,183
CBRE Group, Inc. , Class A (a) .............................................. 10,668 1,037,356
Digital Realty Trust, Inc. .................................................. 6,911 995,460
Essex Property Trust, Inc. ................................................. 5,266 1,289,169
Host Hotels & Resorts, Inc. ................................................ 53,711 1,110,744
Iron Mountain, Inc. ..................................................... 15,676 1,257,372
Kimco Realty Corp. ..................................................... 54,127 1,061,431
Simon Property Group, Inc. ............................................... 8,430 1,319,211
VICI Properties, Inc. .................................................... 48,613 1,448,181
Welltower, Inc. ......................................................... 13,689 1,279,100
Weyerhaeuser Co. ...................................................... 36,383 1,306,514
14,339,151
Utilities (4.8%):
Consolidated Edison, Inc. ................................................. 17,732 1,610,243
Duke Energy Corp. ...................................................... 17,384 1,681,207
Entergy Corp. ......................................................... 14,024 1,482,056
Exelon Corp. .......................................................... 34,748 1,305,482
Vistra Corp. ........................................................... 20,909 1,456,312
7,535,300
Total Common Stocks (Cost $131,532,522) 154,895,928
Collateral for Securities Loaned (0.8%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .21% (c) ........ 296,018 296,018
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .24% (c) ............ 296,018 296,018
Invesco Government & Agency Portfolio, Institutional Shares , 5 .24% (c) ............... 296,018 296,018
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .22% (c) . 296,018 296,018
Total Collateral for Securities Loaned (Cost $1,184,072) 1,184,072
Total Investments (Cost $132,716,594) — 100.1% 156,080,000
Liabilities in excess of other assets — (0.1)% (232,243)
NET ASSETS - 100.00% $ 155,847,757
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on March 31, 2024.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 3 6/21/24 $ 778,690 $ 796,275 $ 17,585
Total unrealized appreciation $ 17,585
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 17,585

Schedule of Portfolio Investments
March 31, 2024
Victory Portfolios II
VictoryShares US Small Mid Cap Value Momentum ETF

(Unaudited)
Security Description Shares Value
Common Stocks (99.3%)
Communication Services (2.5%):
Frontier Communications Parent, Inc. (a) ...................................... 14,859 $ 364,046
GCI Liberty, Inc. (a) (b) ................................................... 4,908 49
IAC, Inc. (a) ........................................................... 12,102 645,521
Nexstar Media Group, Inc. ................................................ 3,541 610,079
Paramount Global , Class B ................................................ 41,398 487,254
Sphere Entertainment Co. (a) ............................................... 9,691 475,634
TEGNA, Inc. .......................................................... 69,693 1,041,213
Telephone and Data Systems, Inc. ........................................... 19,435 311,349
United States Cellular Corp. (a) ............................................. 8,523 311,090
Yelp, Inc. (a) ........................................................... 18,593 732,564
Ziff Davis, Inc. (a) ....................................................... 12,211 769,781
5,748,580
Consumer Discretionary (15.4%):
Abercrombie & Fitch Co. (a) ............................................... 4,143 519,242
Adtalem Global Education, Inc. (a) ........................................... 11,840 608,576
American Eagle Outfitters, Inc. ............................................. 26,274 677,606
Asbury Automotive Group, Inc. (a) ........................................... 3,190 752,138
AutoNation, Inc. (a) ..................................................... 4,507 746,269
Beazer Homes USA, Inc. (a) ............................................... 13,074 428,827
Century Communities, Inc. ................................................ 7,375 711,688
Dillard's, Inc. , Class A ................................................... 1,487 701,329
Dream Finders Homes, Inc. , Class A (a) ....................................... 9,413 411,631
Foot Locker, Inc. ....................................................... 11,420 325,470
G-III Apparel Group Ltd. (a) ............................................... 15,980 463,580
Graham Holdings Co. , Class B ............................................. 1,578 1,211,399
Green Brick Partners, Inc. (a) ............................................... 10,460 630,006
Group 1 Automotive, Inc. ................................................. 2,689 785,806
Guess?, Inc. (c) ......................................................... 20,321 639,502
H&R Block, Inc. ....................................................... 19,711 968,007
KB Home ............................................................ 10,260 727,229
Kohl's Corp. .......................................................... 15,612 455,090
Levi Strauss & Co. , Class A ............................................... 41,149 822,569
Lithia Motors, Inc. ...................................................... 2,052 617,365
M/I Homes, Inc. (a) ...................................................... 5,020 684,176
Macy's, Inc. ........................................................... 27,827 556,262
Meritage Homes Corp. ................................................... 3,992 700,436
Modine Manufacturing Co. (a) .............................................. 5,679 540,584
Mohawk Industries, Inc. (a) ................................................ 5,977 782,330
Murphy USA, Inc. ...................................................... 2,639 1,106,269
Patrick Industries, Inc. ................................................... 6,655 795,073
Penske Automotive Group, Inc. ............................................. 5,270 853,687
Phinia, Inc. ........................................................... 12,359 474,956
PVH Corp. ........................................................... 5,363 754,091
Ralph Lauren Corp. ..................................................... 4,173 783,522
Signet Jewelers Ltd. ..................................................... 5,696 569,999
Skechers USA, Inc. , Class A (a) ............................................. 12,710 778,615
Sonic Automotive, Inc. , Class A ............................................ 10,830 616,660
Stride, Inc. (a) .......................................................... 12,863 811,012
Taylor Morrison Home Corp. (a) ............................................ 12,432 772,897
The Gap, Inc. .......................................................... 22,889 630,592
The Goodyear Tire & Rubber Co. (a) ......................................... 46,006 631,662
The ODP Corp. (a) ...................................................... 13,282 704,610
Thor Industries, Inc. ..................................................... 6,038 708,499
Toll Brothers, Inc. ...................................................... 6,203 802,482
TopBuild Corp. (a) ...................................................... 1,586 698,998
Tri Pointe Homes, Inc. (a) ................................................. 18,616 719,695
Under Armour, Inc. , Class A (a) ............................................. 64,273 474,335
Upbound Group, Inc. .................................................... 22,026 775,535
Urban Outfitters, Inc. (a) .................................................. 14,910 647,392
Williams-Sonoma, Inc. ................................................... 2,753 874,160
Wingstop, Inc. ......................................................... 2,083 763,211

Victory Portfolios II
VictoryShares US Small Mid Cap Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Winnebago Industries, Inc. ................................................ 10,989 $ 813,186
Worthington Enterprises, Inc. .............................................. 10,823 673,515
34,701,770
Consumer Staples (3.8%):
BellRing Brands, Inc. (a) .................................................. 15,975 943,004
Cal-Maine Foods, Inc. ................................................... 13,928 819,663
Coca-Cola Consolidated, Inc. .............................................. 942 797,318
elf Beauty, Inc. (a) ....................................................... 2,216 434,402
Molson Coors Beverage Co. , Class B ......................................... 19,334 1,300,212
Spectrum Brands Holdings, Inc. ............................................ 11,703 1,041,684
Sprouts Farmers Market, Inc. (a) ............................................ 13,729 885,246
The Andersons, Inc. ..................................................... 13,600 780,232
Universal Corp. ........................................................ 19,672 1,017,436
WK Kellogg Co. ....................................................... 28,769 540,857
8,560,054
Energy (5.9%):
Archrock, Inc. ......................................................... 41,926 824,685
California Resources Corp. ................................................ 14,950 823,745
Chesapeake Energy Corp. (c) ............................................... 10,960 973,577
Chord Energy Corp. ..................................................... 5,964 1,063,023
Civitas Resources, Inc. ................................................... 10,499 796,979
CNX Resources Corp. (a) ................................................. 43,728 1,037,228
Comstock Resources, Inc. (c) ............................................... 62,837 583,127
CONSOL Energy, Inc. ................................................... 6,413 537,153
Dorian LPG Ltd. ....................................................... 14,407 554,093
Gulfport Energy Corp. (a) ................................................. 5,196 831,984
HF Sinclair Corp. ....................................................... 14,609 881,945
International Seaways, Inc. ................................................ 13,607 723,893
PBF Energy, Inc. , Class A ................................................. 13,751 791,645
Peabody Energy Corp. ................................................... 29,259 709,823
Permian Resources Corp. ................................................. 45,745 807,857
SM Energy Co. ........................................................ 15,146 755,028
Uranium Energy Corp. (a) ................................................. 74,477 502,720
13,198,505
Financials (16.5%):
Ally Financial, Inc. ...................................................... 17,330 703,425
Apollo Commercial Real Estate Finance, Inc. ................................... 68,244 760,238
Associated Banc-Corp. ................................................... 35,892 772,037
Assurant, Inc. ......................................................... 5,386 1,013,861
Assured Guaranty Ltd. ................................................... 11,268 983,133
BGC Group, Inc. , Class A ................................................. 91,734 712,773
Bread Financial Holdings, Inc. ............................................. 15,385 572,937
Brighthouse Financial, Inc. (a) .............................................. 15,421 794,798
CNO Financial Group, Inc. ................................................ 39,511 1,085,762
Customers Bancorp, Inc. (a) ................................................ 9,274 492,078
Donnelley Financial Solutions, Inc. (a) ........................................ 14,179 879,240
Enstar Group Ltd. (a) .................................................... 3,501 1,087,971
Essent Group Ltd. ...................................................... 22,812 1,357,542
Federal Agricultural Mortgage Corp. , Class C ................................... 5,356 1,054,489
Genworth Financial, Inc. (a) ................................................ 124,821 802,599
Golub Capital BDC, Inc. (c) ................................................ 107,604 1,789,454
Invesco Ltd. ........................................................... 45,694 758,063
Jackson Financial, Inc. , Class A ............................................. 12,618 834,555
Jefferies Financial Group, Inc. .............................................. 25,433 1,121,595
Lincoln National Corp. ................................................... 23,541 751,664
MFA Financial, Inc. ..................................................... 69,994 798,632
MGIC Investment Corp. .................................................. 63,081 1,410,491
Mr. Cooper Group, Inc. (a) ................................................. 13,323 1,038,528
Navient Corp. ......................................................... 54,751 952,667
New York Community Bancorp, Inc. (c) ....................................... 71,724 230,951
NMI Holdings, Inc. , Class A (a) ............................................. 35,640 1,152,598

Victory Portfolios II
VictoryShares US Small Mid Cap Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Old Republic International Corp. ............................................ 43,513 $ 1,336,719
OneMain Holdings, Inc. .................................................. 17,031 870,114
PennyMac Financial Services, Inc. .......................................... 8,395 764,701
Popular, Inc. .......................................................... 9,874 869,801
Primerica, Inc. ......................................................... 4,990 1,262,270
PROG Holdings, Inc. .................................................... 18,297 630,149
Radian Group, Inc. ...................................................... 38,664 1,294,084
Reinsurance Group of America, Inc. ......................................... 7,102 1,369,834
Rithm Capital Corp. ..................................................... 103,267 1,152,460
Skyward Specialty Insurance Group, Inc. (a) .................................... 20,770 777,006
Stewart Information Services Corp. .......................................... 12,740 828,864
Tradeweb Markets, Inc. , Class A ............................................ 9,593 999,303
Unum Group .......................................................... 21,257 1,140,651
37,208,037
Health Care (14.2%):
Alpine Immune Sciences, Inc. (a) ............................................ 8,675 343,877
Amphastar Pharmaceuticals, Inc. (a) .......................................... 10,336 453,854
Arcellx, Inc. (a) ........................................................ 6,683 464,803
Ardelyx, Inc. (a) ........................................................ 32,719 238,849
Azenta, Inc. (a) ......................................................... 8,411 507,015
Bio-Rad Laboratories, Inc. , Class A (a) ........................................ 2,508 867,442
Chemed Corp. ......................................................... 1,754 1,125,945
Collegium Pharmaceutical, Inc. (a) ........................................... 19,373 752,060
CorVel Corp. (a) ........................................................ 3,441 904,845
DaVita, Inc. (a) ......................................................... 5,051 697,291
Disc Medicine, Inc. (a) ................................................... 7,286 453,626
Dynavax Technologies Corp. (a) ............................................. 62,831 779,733
Elanco Animal Health, Inc. (a) .............................................. 33,836 550,850
Encompass Health Corp. .................................................. 17,227 1,422,606
Enovis Corp. (a) ........................................................ 13,940 870,553
Exelixis, Inc. (a) ........................................................ 38,862 922,195
Fortrea Holdings, Inc. (a) .................................................. 14,238 571,513
Glaukos Corp. (a) ....................................................... 5,585 526,610
HealthEquity, Inc. (a) .................................................... 9,047 738,507
Henry Schein, Inc. (a) .................................................... 14,249 1,076,084
Ideaya Biosciences, Inc. (a) ................................................ 12,241 537,135
Immunovant, Inc. (a) ..................................................... 8,408 271,662
Innoviva, Inc. (a) ....................................................... 70,950 1,081,278
Integer Holdings Corp. (a) ................................................. 6,982 814,660
Medpace Holdings, Inc. (a) ................................................ 1,510 610,267
MoonLake Immunotherapeutics (a) (c) ........................................ 6,165 309,668
Nuvalent, Inc. , Class A (a) ................................................. 4,739 355,852
Organon & Co. ........................................................ 29,119 547,437
Owens & Minor, Inc. (a) .................................................. 18,218 504,821
Perrigo Co. PLC ....................................................... 26,800 862,692
Premier, Inc. , Class A .................................................... 44,280 978,588
Prestige Consumer Healthcare, Inc. (a) ........................................ 15,175 1,101,098
QuidelOrtho Corp. (a) .................................................... 9,598 460,128
RadNet, Inc. (a) ........................................................ 16,556 805,615
Rhythm Pharmaceuticals, Inc. (a) ............................................ 8,110 351,406
RxSight, Inc. (a) ........................................................ 7,723 398,352
Select Medical Holdings Corp. ............................................. 26,967 813,055
Soleno Therapeutics, Inc. (a) ............................................... 6,154 263,391
Tenet Healthcare Corp. (a) ................................................. 7,030 738,923
The Ensign Group, Inc. ................................................... 8,812 1,096,389
UFP Technologies, Inc. (a) ................................................. 2,663 671,609
United Therapeutics Corp. (a) .............................................. 4,357 1,000,890
Universal Health Services, Inc. , Class B ....................................... 6,169 1,125,596
Vaxcyte, Inc. (a) ........................................................ 8,046 549,622
Vera Therapeutics, Inc. (a) ................................................. 6,316 272,346
Vericel Corp. (a) ........................................................ 11,299 587,774
Viking Therapeutics, Inc. (a) ............................................... 3,860 316,520

Victory Portfolios II
VictoryShares US Small Mid Cap Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Vir Biotechnology, Inc. (a) ................................................. 29,011 $ 293,881
31,988,913
Industrials (17.6%):
Acuity Brands, Inc. ..................................................... 3,441 924,700
Air Lease Corp. ........................................................ 23,681 1,218,151
Air Transport Services Group, Inc. (a) ......................................... 41,915 576,750
Allegiant Travel Co. ..................................................... 8,097 608,975
Allison Transmission Holdings, Inc. ......................................... 11,102 901,038
American Woodmark Corp. (a) .............................................. 6,510 661,807
API Group Corp. (a) ..................................................... 26,940 1,057,934
ArcBest Corp. ......................................................... 3,776 538,080
Avis Budget Group, Inc. .................................................. 4,314 528,292
Beacon Roofing Supply, Inc. (a) ............................................. 10,116 991,570
Boise Cascade Co. ...................................................... 5,358 821,756
CACI International, Inc. , Class A (a) ......................................... 3,414 1,293,326
Clean Harbors, Inc. (a) ................................................... 5,326 1,072,177
Comfort Systems USA, Inc. ............................................... 2,171 689,748
Construction Partners, Inc. , Class A (a) ........................................ 13,509 758,530
Core & Main, Inc. , Class A (a) .............................................. 19,051 1,090,670
CoreCivic, Inc. (a) ...................................................... 51,552 804,727
CSW Industrials, Inc. .................................................... 4,186 982,036
EMCOR Group, Inc. .................................................... 2,881 1,008,926
Encore Wire Corp. ...................................................... 3,051 801,742
Esab Corp. ............................................................ 8,673 958,974
Federal Signal Corp. ..................................................... 11,939 1,013,263
FTAI Aviation Ltd. ...................................................... 14,252 959,160
GMS, Inc. (a) .......................................................... 9,556 930,181
Griffon Corp. .......................................................... 10,298 755,255
Hertz Global Holdings, Inc. (a) ............................................. 56,536 442,677
HNI Corp. ............................................................ 19,467 878,546
Huron Consulting Group, Inc. (a) ............................................ 6,645 642,040
Knight-Swift Transportation Holdings, Inc. .................................... 14,369 790,582
Masterbrand, Inc. (a) ..................................................... 39,676 743,528
Matson, Inc. .......................................................... 7,403 832,097
MillerKnoll, Inc. ....................................................... 16,157 400,047
Moog, Inc. , Class A ..................................................... 5,400 862,110
Mueller Industries, Inc. ................................................... 16,589 894,645
Parsons Corp. (a) ....................................................... 12,490 1,036,046
Powell Industries, Inc. ................................................... 1,605 228,392
Primoris Services Corp. .................................................. 19,976 850,378
Rush Enterprises, Inc. , Class A ............................................. 17,195 920,276
Ryder System, Inc. ...................................................... 8,400 1,009,596
Schneider National, Inc. , Class B ............................................ 37,321 844,947
Science Applications International Corp. ...................................... 7,156 933,071
Simpson Manufacturing Co., Inc. ........................................... 3,809 781,531
SkyWest, Inc. (a) ........................................................ 9,906 684,306
Steelcase, Inc. , Class A ................................................... 42,713 558,686
Sterling Infrastructure, Inc. (a) .............................................. 4,246 468,376
Terex Corp. ........................................................... 10,369 667,764
The GEO Group, Inc. (a) .................................................. 56,559 798,613
UFP Industries, Inc. ..................................................... 6,749 830,195
XPO, Inc. (a) .......................................................... 4,368 533,027
39,579,244
Information Technology (11.1%):
Amkor Technology, Inc. .................................................. 18,940 610,626
Appfolio, Inc. , Class A (a) ................................................. 2,083 513,959
AppLovin Corp. , Class A (a) ............................................... 6,386 442,039
Arrow Electronics, Inc. (a) ................................................. 8,674 1,122,936
Aspen Technology, Inc. (a) ................................................. 4,295 916,038
Avnet, Inc. ............................................................ 21,934 1,087,488
CommVault Systems, Inc. (a) ............................................... 10,544 1,069,478
Crane NXT Co. ........................................................ 14,042 869,200

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(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Dolby Laboratories, Inc. , Class A ........................................... 11,429 $ 957,407
Dropbox, Inc. , Class A (a) ................................................. 27,712 673,402
DXC Technology Co. (a) .................................................. 22,691 481,276
ePlus, Inc. (a) .......................................................... 7,719 606,250
F5, Inc. (a) ............................................................ 6,762 1,282,008
FormFactor, Inc. (a) ..................................................... 12,812 584,611
Guidewire Software, Inc. (a) ............................................... 6,631 773,904
Informatica, Inc. , Class A (a) ............................................... 16,779 587,265
Insight Enterprises, Inc. (a) ................................................ 5,735 1,063,957
InterDigital, Inc. ....................................................... 8,563 911,617
LiveRamp Holdings, Inc. (a) ............................................... 14,591 503,389
NCR Voyix Corp. (a) ..................................................... 46,071 581,877
NetScout Systems, Inc. (a) ................................................. 32,424 708,140
Onto Innovation, Inc. (a) .................................................. 2,744 496,883
Photronics, Inc. (a) ...................................................... 16,434 465,411
Qualys, Inc. (a) ......................................................... 4,472 746,243
Rambus, Inc. (a) ........................................................ 7,454 460,732
Sanmina Corp. (a) ....................................................... 7,993 497,005
TD SYNNEX Corp. ..................................................... 11,218 1,268,756
TTM Technologies, Inc. (a) ................................................ 45,820 717,083
Varonis Systems, Inc. (a) .................................................. 13,784 650,191
Veeco Instruments, Inc. (a) ................................................. 19,388 681,876
Vishay Intertechnology, Inc. ............................................... 43,285 981,704
Vontier Corp. .......................................................... 22,819 1,035,070
Xerox Holdings Corp. ................................................... 32,946 589,733
24,937,554
Materials (4.9%):
Alpha Metallurgical Resources, Inc. .......................................... 1,261 417,605
Arch Resources, Inc. .................................................... 4,058 652,486
Berry Global Group, Inc. ................................................. 14,183 857,788
Cleveland-Cliffs, Inc. (a) .................................................. 29,275 665,714
Commercial Metals Co. .................................................. 14,795 869,502
Eagle Materials, Inc. ..................................................... 3,670 997,322
Greif, Inc. , Class A ...................................................... 16,413 1,133,318
International Paper Co. ................................................... 27,925 1,089,633
Louisiana-Pacific Corp. .................................................. 9,155 768,196
NewMarket Corp. ...................................................... 1,688 1,071,239
Ryerson Holding Corp. ................................................... 17,682 592,347
Sylvamo Corp. ......................................................... 8,571 529,174
The Mosaic Co. ........................................................ 22,825 740,899
Warrior Met Coal, Inc. ................................................... 10,784 654,589
11,039,812
Real Estate (5.3%):
Acadia Realty Trust ..................................................... 56,327 958,122
Empire State Realty Trust, Inc. ............................................. 66,658 675,246
EPR Properties ........................................................ 28,366 1,204,137
Hudson Pacific Properties, Inc. ............................................. 54,478 351,383
Innovative Industrial Properties, Inc. ......................................... 6,948 719,396
JBG SMITH Properties ................................................... 35,084 563,098
Kilroy Realty Corp. ..................................................... 14,482 527,579
Medical Properties Trust, Inc. (c) ............................................ 77,184 362,765
Paramount Group, Inc. ................................................... 112,012 525,336
Park Hotels & Resorts, Inc. ................................................ 38,206 668,223
RLJ Lodging Trust ...................................................... 79,001 933,792
Sabra Health Care REIT, Inc. .............................................. 72,625 1,072,671
SL Green Realty Corp. (c) ................................................. 7,795 429,738
Tanger, Inc. ........................................................... 32,937 972,630
The Macerich Co. ...................................................... 34,654 597,089
Urban Edge Properties ................................................... 54,792 946,258
Vornado Realty Trust .................................................... 15,864 456,407
11,963,870

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(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Utilities (2.1%):
ALLETE, Inc. ......................................................... 18,683 $ 1,114,254
Clearway Energy, Inc. , Class C ............................................. 30,081 693,367
Hawaiian Electric Industries, Inc. ........................................... 24,416 275,168
NRG Energy, Inc. ....................................................... 19,555 1,323,678
Pinnacle West Capital Corp. ............................................... 16,305 1,218,473
4,624,940
Total Common Stocks (Cost $186,528,154) 223,551,279
Rights (0.0%)(d)
Health Care (0.0%):(d)
Achillion Pharmaceuticals, CVR (a) (b) ....................................... 17,954 4,129
Total Rights (Cost $–) 4,129
Collateral for Securities Loaned (1.4%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .21% (e) ........ 766,172 766,172
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .24% (e) ............ 766,172 766,172
Invesco Government & Agency Portfolio, Institutional Shares , 5 .24% (e) ............... 766,172 766,172
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .22% (e) . 766,172 766,172
Total Collateral for Securities Loaned (Cost $3,064,688) 3,064,688
Total Investments (Cost $189,592,842) — 100.7% 226,620,096
Liabilities in excess of other assets — (0.7)% (1,621,822)
NET ASSETS - 100.00% $ 224,998,274
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Security was fair valued using significant unobservable inputs as of March 31, 2024.
(c) All or a portion of this security is on loan.
(d) Amount represents less than 0.05% of net assets.
(e) Rate disclosed is the daily yield on March 31, 2024.
CVR
—
Contingent Value Right
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini Russell 2000 Index Futures ...... 11 6/21/24 $ 1,154,314 $ 1,180,245 $ 25,931
Total unrealized appreciation $ 25,931
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 25,931

Schedule of Portfolio Investments
March 31, 2024
Victory Portfolios II
VictoryShares International Value Momentum ETF

(Unaudited)
Security Description Shares Value
Common Stocks (98.5%)
Australia (2.3%):
Industrials (0.6%):
Seven Group Holdings Ltd. ................................................ 55,179 $ 1,465,645
Materials (1.7%):
BlueScope Steel Ltd. .................................................... 96,559 1,500,360
Fortescue Ltd. ......................................................... 67,861 1,136,233
Rio Tinto Ltd. ......................................................... 20,667 1,639,443
4,276,036
5,741,681
Austria (1.1%):
Energy (0.6%):
OMV AG ............................................................ 32,984 1,560,535
Financials (0.5%):
Raiffeisen Bank International AG ........................................... 58,625 1,167,390
2,727,925
Belgium (0.5%):
Consumer Staples (0.5%):
Colruyt Group NV ...................................................... 26,135 1,207,176
Canada (3.5%):
Energy (0.6%):
Parkland Corp. ......................................................... 49,167 1,566,055
Financials (1.2%):
Fairfax Financial Holdings Ltd. ............................................. 1,149 1,238,670
Onex Corp. ........................................................... 21,309 1,596,444
2,835,114
Industrials (0.7%):
Element Fleet Management Corp. ........................................... 107,450 1,736,622
Materials (1.0%):
Kinross Gold Corp. ..................................................... 205,712 1,262,158
West Fraser Timber Co. Ltd. ............................................... 14,466 1,249,220
2,511,378
8,649,169
Denmark (0.8%):
Consumer Discretionary (0.5%):
Pandora A/S .......................................................... 7,117 1,147,455
Industrials (0.3%):
AP Moller - Maersk A/S , Class B ........................................... 537 698,692
1,846,147
France (11.2%):
Communication Services (3.1%):
Bollore SE ............................................................ 266,287 1,778,042
Orange SA ............................................................ 212,772 2,498,988
Publicis Groupe SA ..................................................... 16,388 1,786,339
Vivendi SE ........................................................... 150,054 1,634,822
7,698,191
Consumer Discretionary (0.5%):
Renault SA ........................................................... 26,012 1,313,030
Consumer Staples (0.6%):
Carrefour SA .......................................................... 91,235 1,562,344

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(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Energy (0.7%):
TotalEnergies SE ....................................................... 26,489 $ 1,813,575
Financials (2.7%):
BNP Paribas SA ........................................................ 24,340 1,729,194
Credit Agricole SA ...................................................... 135,435 2,018,435
Eurazeo SE ........................................................... 15,418 1,351,304
Societe Generale SA ..................................................... 57,065 1,527,208
6,626,141
Health Care (0.5%):
Sanofi SA ............................................................ 12,231 1,200,090
Industrials (1.5%):
Bouygues SA .......................................................... 42,417 1,730,923
Eiffage SA ............................................................ 16,501 1,871,635
3,602,558
Real Estate (0.7%):
Klepierre SA (a) ........................................................ 63,193 1,635,994
Utilities (0.9%):
Engie SA ............................................................. 130,421 2,182,031
27,633,954
Germany (10.4%):
Communication Services (1.1%):
Deutsche Telekom AG ................................................... 109,084 2,647,556
Consumer Discretionary (2.5%):
Bayerische Motoren Werke AG ............................................. 13,071 1,508,106
Mercedes-Benz Group AG ................................................ 20,081 1,598,829
Porsche Automobil Holding SE , Preference Shares ............................... 29,156 1,544,855
Volkswagen AG , Preference Shares .......................................... 12,129 1,607,187
6,258,977
Consumer Staples (1.1%):
Henkel AG & Co. KGaA , Preference Shares .................................... 33,378 2,682,366
Financials (1.8%):
Commerzbank AG ...................................................... 94,549 1,298,336
Deutsche Bank AG , Registered Shares ........................................ 98,362 1,547,198
Talanx AG ............................................................ 20,986 1,661,603
4,507,137
Health Care (1.4%):
Fresenius Medical Care AG ............................................... 24,911 957,971
Fresenius SE & Co. KGaA ................................................ 45,381 1,223,814
Merck KGaA .......................................................... 6,625 1,169,151
3,350,936
Industrials (0.5%):
Hochtief AG .......................................................... 10,206 1,185,694
Materials (0.7%):
Heidelberg Materials AG ................................................. 14,562 1,601,437
Real Estate (0.4%):
LEG Immobilien SE (b) ................................................... 11,772 1,010,545
Utilities (0.9%):
E.ON SE ............................................................. 163,303 2,269,761
25,514,409

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(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Greece (0.9%):
Financials (0.4%):
National Bank of Greece SA (b) ............................................. 138,944 $ 1,087,523
Industrials (0.5%):
Mytilineos SA ......................................................... 29,887 1,152,873
2,240,396
Hong Kong (4.5%):
Consumer Staples (0.7%):
WH Group Ltd. (c) ...................................................... 2,388,815 1,574,902
Health Care (0.3%):
Sino Biopharmaceutical Ltd. ............................................... 1,980,342 764,132
Industrials (0.6%):
CK Hutchison Holdings Ltd. ............................................... 318,307 1,537,302
Real Estate (2.9%):
CK Asset Holdings Ltd. .................................................. 350,011 1,439,988
Henderson Land Development Co. Ltd. ....................................... 403,357 1,149,253
Sino Land Co. Ltd. ...................................................... 1,357,937 1,410,560
Sun Hung Kai Properties Ltd. .............................................. 129,996 1,253,172
Swire Pacific Ltd. , Class A ................................................ 122,302 1,006,331
The Wharf Holdings Ltd. ................................................. 291,075 955,783
7,215,087
11,091,423
Israel (0.4%):
Health Care (0.4%):
Teva Pharmaceutical Industries Ltd. (b) ....................................... 75,590 1,072,832
Italy (5.6%):
Communication Services (0.3%):
Telecom Italia SpA (a) (b) ................................................. 3,496,835 849,087
Energy (0.8%):
Eni SpA ............................................................. 120,981 1,911,600
Financials (2.6%):
Banco BPM SpA ....................................................... 194,156 1,291,804
Intesa Sanpaolo SpA ..................................................... 500,751 1,816,562
Mediobanca Banca di Credito Finanziario SpA .................................. 119,128 1,774,635
UniCredit SpA ......................................................... 37,417 1,419,726
6,302,727
Industrials (0.6%):
Leonardo SpA ......................................................... 59,070 1,483,377
Materials (0.6%):
Buzzi SpA ............................................................ 38,884 1,526,771
Utilities (0.7%):
A2A SpA ............................................................. 898,673 1,622,292
13,695,854
Japan (27.2%):
Communication Services (1.3%):
LY Corp. ............................................................. 212,800 537,764
Nippon Telegraph & Telephone Corp. ........................................ 898,400 1,068,393
SoftBank Corp. ........................................................ 114,100 1,463,188
3,069,345
Consumer Discretionary (3.3%):
Aisin Corp. ........................................................... 15,100 614,236
Honda Motor Co. Ltd. ................................................... 55,300 680,838

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VictoryShares International Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Isuzu Motors Ltd. ....................................................... 49,100 $ 661,436
Mazda Motor Corp. ..................................................... 40,700 473,659
Nissan Motor Co. Ltd. (a) ................................................. 130,500 514,896
Niterra Co. Ltd. ........................................................ 24,500 810,462
Sekisui House Ltd. ...................................................... 47,300 1,073,125
Subaru Corp. .......................................................... 27,700 626,983
Sumitomo Electric Industries Ltd. ........................................... 45,800 706,547
Sumitomo Forestry Co. Ltd. ............................................... 19,500 611,436
Toyota Motor Corp. ..................................................... 26,200 658,808
Yamaha Motor Co. Ltd. .................................................. 73,300 672,901
8,105,327
Consumer Staples (1.7%):
Asahi Group Holdings Ltd. ................................................ 24,800 908,372
Japan Tobacco, Inc. ..................................................... 44,600 1,186,898
Lawson, Inc. .......................................................... 7,900 539,419
MEIJI Holdings Co. Ltd. ................................................. 36,214 789,549
Nissin Foods Holdings Co. Ltd. ............................................. 27,998 771,351
4,195,589
Energy (0.8%):
ENEOS Holdings, Inc. ................................................... 162,900 782,105
Idemitsu Kosan Co. Ltd. .................................................. 85,600 584,202
Inpex Corp. ........................................................... 38,600 586,421
1,952,728
Financials (4.4%):
Concordia Financial Group Ltd. ............................................ 138,200 693,191
Dai-ichi Life Holdings, Inc. ............................................... 28,800 732,558
Daiwa Securities Group, Inc. ............................................... 94,100 712,464
Japan Post Bank Co. Ltd. ................................................. 91,800 985,564
Japan Post Holdings Co. Ltd. .............................................. 95,300 958,604
Japan Post Insurance Co. Ltd. .............................................. 40,400 771,246
Mitsubishi HC Capital, Inc. ................................................ 122,600 852,514
Mitsubishi UFJ Financial Group, Inc. ......................................... 67,000 679,473
Mizuho Financial Group, Inc. .............................................. 38,300 756,081
MS&AD Insurance Group Holdings, Inc. ...................................... 37,200 654,859
Nomura Holdings, Inc. ................................................... 121,700 775,259
SBI Holdings, Inc. ...................................................... 29,800 778,667
Sumitomo Mitsui Financial Group, Inc. ....................................... 13,200 770,232
Sumitomo Mitsui Trust Holdings, Inc. ........................................ 38,000 817,944
10,938,656
Health Care (1.4%):
Chugai Pharmaceutical Co. Ltd. ............................................ 17,100 651,418
Otsuka Holdings Co. Ltd. ................................................. 19,600 812,048
Shionogi & Co. Ltd. ..................................................... 21,000 1,072,892
Takeda Pharmaceutical Co. Ltd. ............................................ 35,400 982,996
3,519,354
Industrials (5.6%):
AGC, Inc. ............................................................ 28,300 1,024,978
Dai Nippon Printing Co. Ltd. .............................................. 26,900 821,431
Hitachi Ltd. ........................................................... 8,500 772,446
ITOCHU Corp. ........................................................ 17,600 751,628
Kajima Corp. .......................................................... 36,900 754,529
Kawasaki Kisen Kaisha Ltd. (a) ............................................. 23,700 318,250
Komatsu Ltd. .......................................................... 24,200 713,561
Marubeni Corp. ........................................................ 42,700 736,445
Mitsubishi Corp. ....................................................... 30,400 699,545
Mitsubishi Electric Corp. ................................................. 37,600 626,377
Mitsubishi Heavy Industries Ltd. ............................................ 67,000 604,222
Mitsui & Co. Ltd. ....................................................... 15,600 725,891
Mitsui OSK Lines Ltd. ................................................... 16,900 514,950
Nippon Yusen KK (a) .................................................... 17,200 471,591

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VictoryShares International Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Obayashi Corp. ........................................................ 79,500 $ 942,014
Sumitomo Corp. ........................................................ 36,100 865,770
Taisei Corp. ........................................................... 21,100 767,133
TOPPAN Holdings, Inc. .................................................. 24,000 598,731
Toyota Industries Corp. ................................................... 5,400 560,657
Toyota Tsusho Corp. ..................................................... 9,400 641,530
13,911,679
Information Technology (3.2%):
Canon, Inc. ........................................................... 30,300 901,033
Disco Corp. ........................................................... 1,300 474,016
FUJIFILM Holdings Corp. ................................................ 38,400 859,535
Ibiden Co. Ltd. (a) ....................................................... 9,300 413,879
Kyocera Corp. ......................................................... 58,300 775,549
NEC Corp. ........................................................... 9,700 705,903
Renesas Electronics Corp. (b) .............................................. 26,800 475,233
Rohm Co. Ltd. (a) ....................................................... 38,400 612,812
SCREEN Holdings Co. Ltd. ............................................... 3,500 450,680
SCSK Corp. ........................................................... 50,000 927,260
Seiko Epson Corp. ...................................................... 42,200 734,652
TDK Corp. ........................................................... 11,700 571,395
7,901,947
Materials (2.3%):
Asahi Kasei Corp. ...................................................... 139,200 1,018,065
JFE Holdings, Inc. ...................................................... 47,100 777,480
Mitsubishi Chemical Group Corp. ........................................... 130,500 792,605
Mitsui Chemicals, Inc. ................................................... 26,500 774,901
Nippon Sanso Holdings Corp. .............................................. 22,100 690,187
Nippon Steel Corp. (a) .................................................... 29,400 704,893
Nitto Denko Corp. ...................................................... 8,500 773,570
5,531,701
Real Estate (1.8%):
Daito Trust Construction Co. Ltd. ........................................... 8,300 944,278
Daiwa House Industry Co. Ltd. ............................................. 31,100 921,946
Hulic Co. Ltd. ......................................................... 94,300 965,678
Mitsui Fudosan Co. Ltd. .................................................. 77,400 830,199
Sumitomo Realty & Development Co. Ltd. .................................... 22,100 819,989
4,482,090
Utilities (1.4%):
Chubu Electric Power Co., Inc. ............................................. 53,600 699,215
Osaka Gas Co. Ltd. ..................................................... 39,000 875,542
The Kansai Electric Power Co., Inc. .......................................... 51,400 729,774
Tokyo Electric Power Co. Holdings, Inc. (b) .................................... 78,500 476,207
Tokyo Gas Co. Ltd. ..................................................... 31,200 708,266
3,489,004
67,097,420
Luxembourg (0.5%):
Materials (0.5%):
ArcelorMittal SA ....................................................... 48,562 1,333,433
Netherlands (1.3%):
Financials (0.8%):
Aegon Ltd. ........................................................... 319,664 1,948,246
Health Care (0.5%):
Koninklijke Philips NV (b) ................................................ 63,731 1,279,102
3,227,348

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VictoryShares International Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Norway (0.5%):
Energy (0.5%):
Equinor ASA .......................................................... 50,262 $ 1,326,463
Singapore (1.1%):
Industrials (0.6%):
Keppel Ltd. ........................................................... 278,400 1,513,783
Utilities (0.5%):
Sembcorp Industries Ltd. ................................................. 267,500 1,070,079
2,583,862
South Korea (8.2%):
Communication Services (1.4%):
KT Corp. ............................................................. 50,359 1,419,749
SK Telecom Co. Ltd. .................................................... 49,980 1,979,002
3,398,751
Consumer Discretionary (0.8%):
Hyundai Motor Co. ..................................................... 6,407 1,128,043
Kia Corp. ............................................................ 10,943 910,494
2,038,537
Financials (3.3%):
Hana Financial Group, Inc. ................................................ 26,139 1,143,739
Industrial Bank of Korea (b) ............................................... 186,947 1,937,382
KB Financial Group, Inc. ................................................. 21,646 1,130,461
Samsung Life Insurance Co. Ltd. ............................................ 13,910 986,855
Shinhan Financial Group Co. Ltd. ........................................... 38,004 1,332,582
Woori Financial Group, Inc. ............................................... 150,652 1,632,875
8,163,894
Industrials (2.0%):
HMM Co. Ltd. ......................................................... 44,933 525,737
Korean Air Lines Co. Ltd. ................................................. 75,757 1,221,252
LG Corp. ............................................................. 15,377 1,000,687
Samsung C&T Corp. .................................................... 10,354 1,231,465
SK, Inc. .............................................................. 6,757 916,595
4,895,736
Information Technology (0.5%):
SK Hynix, Inc. ......................................................... 8,200 1,085,536
Materials (0.2%):
POSCO Holdings, Inc. ................................................... 1,853 579,536
20,161,990
Spain (4.3%):
Communication Services (0.7%):
Telefonica SA ......................................................... 382,964 1,689,183
Consumer Discretionary (0.8%):
Industria de Diseno Textil SA .............................................. 40,910 2,059,533
Energy (0.6%):
Repsol SA ............................................................ 93,331 1,554,443
Financials (1.3%):
Banco Bilbao Vizcaya Argentaria SA (a) ....................................... 157,834 1,879,625
Banco de Sabadell SA ................................................... 894,395 1,403,763
3,283,388
Health Care (0.2%):
Grifols SA (b) .......................................................... 56,908 511,843

Victory Portfolios II
VictoryShares International Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Industrials (0.7%):
ACS Actividades de Construccion y Servicios SA ................................ 38,569 $ 1,613,421
10,711,811
Sweden (4.0%):
Financials (1.8%):
Industrivarden AB , Class C (a) .............................................. 65,216 2,243,196
Investor AB , Class B .................................................... 85,652 2,150,164
4,393,360
Health Care (0.5%):
Swedish Orphan Biovitrum AB (b) ........................................... 50,640 1,264,379
Industrials (1.3%):
Saab AB , Class B ....................................................... 14,394 1,280,459
Volvo AB , Class B ...................................................... 72,681 1,970,225
3,250,684
Materials (0.4%):
SSAB AB , Class B ...................................................... 128,618 948,257
9,856,680
Switzerland (1.4%):
Financials (0.6%):
UBS Group AG ........................................................ 49,425 1,520,516
Materials (0.8%):
Holcim AG ........................................................... 22,361 2,025,063
3,545,579
United Kingdom (8.8%):
Communication Services (0.5%):
Vodafone Group PLC .................................................... 1,513,139 1,345,377
Consumer Discretionary (0.5%):
Taylor Wimpey PLC ..................................................... 686,437 1,187,141
Consumer Staples (2.7%):
Associated British Foods PLC .............................................. 59,318 1,869,828
J Sainsbury PLC ....................................................... 480,359 1,639,061
Marks & Spencer Group PLC .............................................. 408,365 1,366,095
Tesco PLC ............................................................ 502,802 1,881,875
6,756,859
Energy (0.8%):
Shell PLC ............................................................ 57,951 1,919,610
Financials (1.3%):
3i Group PLC ......................................................... 53,058 1,880,725
Barclays PLC ......................................................... 534,208 1,234,976
3,115,701
Health Care (0.8%):
GSK PLC ............................................................ 86,439 1,863,686
Industrials (1.7%):
BAE Systems PLC ...................................................... 106,850 1,819,576
Melrose Industries PLC .................................................. 163,394 1,387,630
Rolls-Royce Holdings PLC (b) .............................................. 175,703 946,073
4,153,279

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VictoryShares International Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Utilities (0.5%):
Centrica PLC .......................................................... 814,897 $ 1,312,642
21,654,295
Total Common Stocks (Cost $208,422,413) 242,919,847
Collateral for Securities Loaned (2.5%)^
United States (2.5%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .21% (d) ........ 1,538,716 1,538,716
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .24% (d) ............ 1,538,716 1,538,716
Invesco Government & Agency Portfolio, Institutional Shares , 5 .24% (d) ............... 1,538,716 1,538,716
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .22% (d) . 1,538,716 1,538,716
Total Collateral for Securities Loaned (Cost $6,154,864) 6,154,864
Total Investments (Cost $214,577,277) — 101.0% 249,074,711
Liabilities in excess of other assets — (1.0)% (2,432,351)
NET ASSETS - 100.00% $ 246,642,360
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Non-income producing security.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2024, the fair value of these securities was
$1,574,902 and amounted to 0.6% of net assets.
(d) Rate disclosed is the daily yield on March 31, 2024.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini MSCI EAFE Index Futures ...... 11 6/21/24 $ 1,286,440 $ 1,296,405 $ 9,965
Total unrealized appreciation $ 9,965
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 9,965

Schedule of Portfolio Investments
March 31, 2024
Victory Portfolios II
VictoryShares Emerging Markets Value Momentum ETF

(Unaudited)
Security Description Shares Value
Common Stocks (100.5%)
Brazil (8.2%):
Communication Services (1.0%):
TIM SA .............................................................. 498,300 $ 1,768,748
Consumer Staples (0.6%):
JBS SA .............................................................. 259,600 1,113,008
Energy (1.5%):
Petroleo Brasileiro SA, Preference Shares ..................................... 154,900 1,154,020
Ultrapar Participacoes SA ................................................. 248,900 1,413,082
2,567,102
Financials (1.0%):
Banco do Brasil SA ..................................................... 156,400 1,765,882
Materials (1.5%):
Cia Siderurgica Nacional SA ............................................... 322,000 1,008,116
Gerdau SA, Preference Shares .............................................. 346,820 1,535,367
2,543,483
Utilities (2.6%):
Cia De Sanena Do Parana ................................................. 289,300 1,501,681
Cia Energetica de Minas Gerais, Preference Shares ............................... 587,300 1,470,973
Companhia Paranaense de Energia, Preference Shares ............................. 832,000 1,596,075
4,568,729
14,326,952
Chile (3.1%):
Consumer Discretionary (0.8%):
Falabella SA(a) ........................................................ 534,671 1,404,759
Consumer Staples (0.8%):
Cencosud SA .......................................................... 780,440 1,354,764
Industrials (0.7%):
Cia Sud Americana de Vapores SA ........................................... 16,274,809 1,224,782
Utilities (0.8%):
Enel Chile SA ......................................................... 25,189,618 1,514,999
5,499,304
China (23.5%):
Communication Services (0.8%):
China Tower Corp. Ltd., Class H(b) .......................................... 11,781,059 1,354,716
Consumer Discretionary (2.4%):
BYD Co. Ltd. ......................................................... 45,464 1,171,061
Great Wall Motor Co. Ltd. ................................................ 791,976 880,344
Haier Smart Home Co. Ltd., Class H ......................................... 455,788 1,418,023
Hisense Home Appliances Group Co. Ltd., Class H ............................... 257,000 799,564
4,268,992
Energy (4.1%):
China Coal Energy Co. Ltd., Class H ......................................... 1,065,318 1,037,183
China Petroleum & Chemical Corp., Class H ................................... 2,644,901 1,500,423
China Shenhua Energy Co. Ltd., Class H ...................................... 365,691 1,436,748
Inner Mongolia Yitai Coal Co. Ltd., Class B .................................... 581,900 1,109,102
PetroChina Co. Ltd., Class H .............................................. 1,558,765 1,332,380
Yankuang Energy Group Co. Ltd., Class H ..................................... 383,960 806,509
7,222,345
Financials (9.6%):
Agricultural Bank of China Ltd., Class H ...................................... 3,687,626 1,554,827
Bank of China Ltd., Class H ............................................... 4,320,268 1,782,931
Bank of Communications Co. Ltd., Class H .................................... 2,094,957 1,375,813

Victory Portfolios II
VictoryShares Emerging Markets Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
China CITIC Bank Corp. Ltd., Class H ....................................... 2,868,196 $ 1,528,151
China Life Insurance Co. Ltd., Class H ....................................... 856,447 1,027,513
China Merchants Bank Co. Ltd., Class H ...................................... 254,304 1,005,623
China Minsheng Banking Corp. Ltd., Class H ................................... 4,077,926 1,411,984
China Pacific Insurance Group Co. Ltd., Class H ................................ 534,380 935,389
CITIC Securities Co. Ltd., Class H .......................................... 585,893 965,671
Industrial & Commercial Bank of China Ltd., Class H ............................. 2,958,065 1,489,105
PICC Property & Casualty Co. Ltd., Class H ................................... 904,284 1,192,356
Postal Savings Bank of China Co. Ltd., Class H(b) ............................... 2,434,151 1,272,015
The People's Insurance Co. Group of China Ltd., Class H .......................... 4,382,905 1,399,985
16,941,363
Health Care (1.3%):
China Resources Pharmaceutical Group Ltd.(b) ................................. 1,565,264 999,951
Sinopharm Group Co. Ltd., Class H .......................................... 346,052 886,497
WuXi AppTec Co. Ltd., Class H(b) .......................................... 95,905 454,607
2,341,055
Industrials (1.3%):
COSCO SHIPPING Holdings Co. Ltd., Class H ................................. 1,147,234 1,206,350
Weichai Power Co. Ltd., Class H ............................................ 526,426 1,003,523
2,209,873
Information Technology (0.5%):
Lenovo Group Ltd. ...................................................... 714,763 828,306
Materials (2.6%):
Anhui Conch Cement Co. Ltd., Class H ....................................... 544,890 1,133,403
CMOC Group Ltd., Class H ............................................... 1,726,190 1,466,667
Jinan Acetate Chemical Co. Ltd. ............................................ 19,000 532,033
Zijin Mining Group Co. Ltd., Class H ........................................ 698,852 1,394,722
4,526,825
Real Estate (0.2%):
Country Garden Holdings Co. Ltd.(a)(c) ...................................... 5,703,068 353,404
Utilities (0.7%):
Huaneng Power International, Inc., Class H(a) .................................. 2,005,124 1,181,037
41,227,916
Cyprus (0.0%):(d)
Financials (0.0%):(d)
TCS Group Holding PLC, GDR(a)(e) ........................................ 15,868 5,876
Egypt (0.4%):
Financials (0.4%):
Commercial International Bank ............................................. 424,414 717,067
Greece (0.0%):
Consumer Discretionary (0.0%):
FF Group(a)(e) ........................................................ 14,913 —
Hong Kong (1.9%):
Industrials (0.4%):
Orient Overseas International Ltd. ........................................... 58,794 702,370
Real Estate (0.9%):
C&D International Investment Group Ltd. ..................................... 530,720 926,270
Yuexiu Property Co. Ltd. ................................................. 1,151,621 634,173
1,560,443
Utilities (0.6%):
Beijing Enterprises Holdings Ltd. ........................................... 353,203 1,024,405
3,287,218

Victory Portfolios II
VictoryShares Emerging Markets Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Hungary (1.2%):
Financials (0.6%):
OTP Bank Nyrt ........................................................ 20,864 $ 961,133
Health Care (0.6%):
Richter Gedeon Nyrt .................................................... 44,266 1,123,979
2,085,112
India (25.2%):
Communication Services (2.1%):
Bharti Airtel Ltd. ....................................................... 162,477 2,393,588
Sun TV Network Ltd. .................................................... 185,642 1,336,150
3,729,738
Consumer Discretionary (7.6%):
Apollo Tyres Ltd. ....................................................... 216,990 1,213,645
Bajaj Auto Ltd. ........................................................ 16,599 1,820,800
Exide Industries Ltd. .................................................... 373,312 1,363,256
Hero MotoCorp Ltd. ..................................................... 25,989 1,471,601
MRF Ltd. ............................................................ 1,098 1,756,160
Tata Motors Ltd. ....................................................... 146,612 1,745,333
Titan Co. Ltd. ......................................................... 49,080 2,237,385
TVS Motor Co. Ltd. ..................................................... 66,887 1,725,841
13,334,021
Financials (2.8%):
BSE Ltd. ............................................................. 26,461 798,264
L&T Finance Holdings Ltd. ............................................... 565,881 1,073,781
LIC Housing Finance Ltd. ................................................. 177,660 1,301,494
Power Finance Corp. Ltd. ................................................. 182,836 855,562
REC Ltd. ............................................................. 161,544 873,604
4,902,705
Health Care (3.4%):
Aurobindo Pharma Ltd. .................................................. 107,620 1,404,973
Dr Reddy's Laboratories Ltd. ............................................... 24,761 1,828,301
Glenmark Pharmaceuticals Ltd. ............................................. 98,781 1,135,246
Lupin Ltd. ............................................................ 83,618 1,621,075
5,989,595
Industrials (3.8%):
Adani Ports & Special Economic Zone Ltd. .................................... 68,342 1,099,610
Bharat Electronics Ltd. ................................................... 546,554 1,320,551
Bharat Heavy Electricals Ltd. .............................................. 309,334 917,273
IRB Infrastructure Developers Ltd. .......................................... 984,205 690,970
Larsen & Toubro Ltd. .................................................... 44,035 1,987,390
Suzlon Energy Ltd.(a) .................................................... 1,390,468 673,580
6,689,374
Information Technology (1.4%):
Birlasoft Ltd. .......................................................... 129,551 1,152,635
Persistent Systems Ltd. ................................................... 26,480 1,265,156
2,417,791
Materials (1.1%):
National Aluminium Co. Ltd. .............................................. 468,872 857,657
Steel Authority of India Ltd. ............................................... 666,365 1,072,688
1,930,345
Real Estate (1.6%):
DLF Ltd. ............................................................. 129,121 1,388,789
Oberoi Realty Ltd. ...................................................... 80,245 1,420,062
2,808,851

Victory Portfolios II
VictoryShares Emerging Markets Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Utilities (1.4%):
CESC Ltd. ............................................................ 693,407 $ 1,011,457
NTPC Ltd. ............................................................ 371,278 1,494,951
2,506,408
44,308,828
Indonesia (1.2%):
Consumer Staples (1.2%):
PT Indofood Sukses Makmur Tbk ........................................... 5,200,657 2,091,747
Malaysia (1.9%):
Consumer Discretionary (1.0%):
Genting Berhad ........................................................ 1,822,400 1,818,547
Utilities (0.9%):
YTL Corp. BHD ....................................................... 1,319,000 727,820
YTL Power International BHD ............................................. 1,022,200 816,896
1,544,716
3,363,263
Mexico (4.4%):
Consumer Discretionary (1.1%):
Alsea SAB de CV(a) .................................................... 400,311 1,974,246
Consumer Staples (1.8%):
Coca-Cola Femsa SAB de CV .............................................. 167,302 1,614,162
Fomento Economico Mexicano SAB de CV .................................... 120,924 1,568,692
3,182,854
Financials (0.8%):
Qualitas Controladora SAB de CV(c) ......................................... 122,319 1,423,503
Real Estate (0.7%):
Fibra Uno Administracion SA de CV ......................................... 673,856 1,119,256
7,699,859
Netherlands (0.6%):
Real Estate (0.6%):
NEPI Rockcastle NV .................................................... 166,108 1,147,478
Poland (1.0%):
Financials (0.4%):
Powszechny Zaklad Ubezpieczen SA ......................................... 67,238 822,116
Industrials (0.3%):
Budimex SA .......................................................... 2,970 520,791
Utilities (0.3%):
PGE Polska Grupa Energetyczna SA(a) ....................................... 271,861 490,467
1,833,374
Russian Federation (0.0%):(d)
Energy (0.0%):(d)
Gazprom PJSC(a)(e)(f) ................................................... 324,752 8,417
Financials (0.0%):
Sberbank of Russia PJSC(a)(e)(f) ........................................... 177,888 —
Materials (0.0%):(d)
PhosAgro PJSC, GDR(a)(e)(f) ............................................. 35,202 —
Severstal PAO(a)(e)(f) ................................................... 37,552 —
United Co. RUSAL International PJSC(a)(e)(f) .................................. 555,630 3,770
3,770

Victory Portfolios II
VictoryShares Emerging Markets Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Utilities (0.0%):(d)
Inter RAO UES PJSC(a)(e)(f) .............................................. 23,475,472 $ 7,286
19,473
South Africa (1.8%):
Health Care (0.6%):
Aspen Pharmacare Holdings Ltd. ............................................ 86,447 1,001,597
Materials (1.2%):
African Rainbow Minerals Ltd. ............................................. 69,781 606,173
Harmony Gold Mining Co. Ltd. ............................................. 75,610 630,972
Impala Platinum Holdings Ltd. ............................................. 105,821 437,658
Sibanye Stillwater Ltd. ................................................... 372,520 426,732
2,101,535
3,103,132
Taiwan (20.5%):
Consumer Discretionary (3.3%):
Cheng Shin Rubber Industry Co. Ltd. ........................................ 1,144,000 1,776,886
Makalot Industrial Co. Ltd. ................................................ 100,000 1,142,259
Pou Chen Corp. ........................................................ 2,480,000 2,809,550
5,728,695
Industrials (2.9%):
China Airlines Ltd. ...................................................... 1,848,000 1,126,195
Eva Airways Corp. ...................................................... 1,129,000 1,114,957
Evergreen Marine Corp. Taiwan Ltd. ......................................... 119,400 656,741
Fortune Electric Co. Ltd. ................................................. 34,000 711,920
Wan Hai Lines Ltd. ..................................................... 650,000 893,806
Yang Ming Marine Transport Corp. .......................................... 486,000 669,811
5,173,430
Information Technology (14.3%):
Acer, Inc. ............................................................ 652,000 950,553
Alchip Technologies Ltd. ................................................. 5,000 494,562
ASE Technology Holding Co. Ltd. ........................................... 310,000 1,501,656
Asia Vital Components Co. Ltd. ............................................ 38,000 643,665
AUO Corp. ........................................................... 2,290,800 1,295,815
Catcher Technology Co. Ltd. ............................................... 310,000 2,107,163
Chicony Electronics Co. Ltd. .............................................. 191,000 1,322,161
Compal Electronics, Inc. .................................................. 836,000 1,000,650
Compeq Manufacturing Co. Ltd. ............................................ 432,000 1,055,766
Innolux Corp. ......................................................... 2,471,345 1,173,962
King Slide Works Co. Ltd. ................................................ 15,000 576,599
King Yuan Electronics Co. Ltd. ............................................. 315,000 1,043,503
Novatek Microelectronics Corp. ............................................ 61,000 1,122,852
Pegatron Corp. ......................................................... 545,000 1,698,122
Powertech Technology, Inc. ................................................ 247,000 1,551,566
Quanta Computer, Inc. ................................................... 90,000 787,549
Tripod Technology Corp. ................................................. 126,000 805,269
Winbond Electronics Corp. ................................................ 1,314,427 1,109,117
Wistron Corp. ......................................................... 169,000 636,430
WPG Holdings Ltd. ..................................................... 442,000 1,326,083
WT Microelectronics Co. Ltd. .............................................. 139,000 651,603
Zhen Ding Technology Holding Ltd. ......................................... 567,000 2,214,982
25,069,628
35,971,753
Turkey (5.6%):
Communication Services (0.3%):
Turkcell Iletisim Hizmetleri A/S ............................................ 237,137 501,932
Consumer Discretionary (0.6%):
Ford Otomotiv Sanayi A/S ................................................ 17,018 608,246

Victory Portfolios II
VictoryShares Emerging Markets Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Description Shares Value
Tofas Turk Otomobil Fabrikasi A/S .......................................... 60,592 $ 511,410
1,119,656
Consumer Staples (1.0%):
Anadolu Efes Biracilik Ve Malt Sanayii A/S .................................... 92,003 430,470
BIM Birlesik Magazalar A/S ............................................... 41,470 451,075
Coca-Cola Icecek AS .................................................... 27,886 484,966
Migros Ticaret AS ...................................................... 32,899 415,622
1,782,133
Energy (0.3%):
Turkiye Petrol Rafinerileri A/S ............................................. 95,905 524,999
Financials (1.2%):
Akbank TAS .......................................................... 335,121 485,122
Haci Omer Sabanci Holding A/S ............................................ 228,074 585,085
Turkiye Is Bankasi A/S ................................................... 1,257,737 437,078
Yapi ve Kredi Bankasi AS ................................................. 673,463 573,107
2,080,392
Industrials (1.6%):
Aselsan Elektronik Sanayi Ve Ticaret A/S ...................................... 243,604 417,999
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS ................. 92,514 266,100
KOC Holding AS ....................................................... 112,786 709,897
Pegasus Hava Tasimaciligi AS(a) ............................................ 18,531 468,214
Turk Hava Yollari AO(a) .................................................. 56,167 517,514
Turk Traktor ve Ziraat Makineleri A/S ........................................ 15,495 470,141
2,849,865
Materials (0.3%):
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS(a) ......................... 12,059 229,869
Oyak Cimento Fabrikalari AS(a) ............................................ 175,322 327,961
557,830
Utilities (0.3%):
Enerjisa Enerji A/S(b) .................................................... 235,588 422,834
9,839,641
United States (0.0%):
Materials (0.0%):
PhosAgro Public Joint, GDR(a)(e) ........................................... 227 —
Total Common Stocks (Cost $161,876,605) 176,527,993
Collateral for Securities Loaned (0.3%)^
United States (0.3%):
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.21%(g) ........ 103,744 103,744
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.24%(g) ............ 103,744 103,744
Invesco Government & Agency Portfolio, Institutional Shares, 5.24%(g) ............... 103,744 103,744
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.22%(g) . 103,744 103,744
Total Collateral for Securities Loaned (Cost $414,976) 414,976
Total Investments (Cost $162,291,581) — 100.8% 176,942,969
Liabilities in excess of other assets — (0.8)% (1,331,621)
NET ASSETS - 100.00% $ 175,611,348
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of March 31, 2024, the fair value of these securities was
$4,504,123 and amounted to 2.6% of net assets.
(c) All or a portion of this security is on loan.
(d) Amount represents less than 0.05% of net assets.
(e) Security was fair valued using significant unobservable inputs as of March 31, 2024.

Victory Portfolios II
VictoryShares Emerging Markets Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
March 31, 2024
Security Name
Acquisition Date
Cost
Gazprom PJSC .............................................
12/8/2017
$ 722,938
Inter RAO UES PJSC .........................................
5/2/2018
1,576,280
PhosAgro PJSC, GDR ........................................
12/21/2021
748,678
Sberbank of Russia PJSC ......................................
10/24/2017
634,243
Severstal PAO ..............................................
5/27/2021
881,363
United Co. RUSAL International PJSC ............................
11/30/2021
516,962
(f) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at March 31, 2024.
(g) Rate disclosed is the daily yield on March 31, 2024.
GDR
—
Global Depositary Receipt
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini MSCI Emerging Markets Index
Futures .......................... 10 6/21/24 $ 524,545 $ 524,500 $ (45)
Total unrealized appreciation $ —
Total unrealized depreciation (45)
Total net unrealized appreciation (depreciation) $ (45)